Prospectus - May 1, 2000
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP(1)
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP(1)
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
DEM[Reg TM] Equity Fund (Institutional Shares)(2)
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[Reg TM]
        Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Janus Twenty Fund(2)
Lexington Natural Resources Trust(3)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly
        PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

The Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

--------------------------------------------------------------------------------
Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

     Table of Contents . . . page 4
--------------------------------------------------------------------------------

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room electronically at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section,

-------------------------
(1) Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."
(2) This fund is available to the general public. See "Additional Risks of Investing in the Funds."
(3) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------

Washington, D.C. 20549-0102. This information can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling
1-202-942-8090. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

Fixed Interest Options.

>  Guaranteed Accumulation Account

>  Fixed Plus Account

>  Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments

Effective May 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investment. After that date, the Company will only accept deposits into those subaccounts that are made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging, etc.) in effect before the close of business on May 12, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. Contract owners or participants will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. The Company believes that the substitution will not create any tax liability for contract owners or participants.

--------------------------------------------------------------------------------

Transfer Rights. At any time prior to the date of substitution, contract owners or participants may transfer their accumulation values from the subaccounts investing in substituted funds into any other investment options available under the contract, and no transfer fees or other charges will be imposed. From and after the date of substitution, contract owners or participants who had values transferred from a subaccount as a result of a substitution may transfer among any of the remaining investment options in accordance with the terms of the contract, also free of any transfer fees and charges.

Surrender Rights. If a contract owner or participant whose shares are substituted elects to make a surrender under the contract (if permitted by the plan and applicable tax law) within 30 days after the date of the substitution, the Company will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. A contract owner or participant who exercises this surrender right may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. Contract owners or participants should seek qualified tax advice before exercising their surrender rights.

                          TABLE OF CONTENTS

----------------------------------------------------------------------
 Contract Overview: Who's Who; Contract Facts .................. 5
 The Contract and Your Retirement Plan (sidebar)
 Retirement Plan (sidebar)
 Plan Type (sidebar)
 Contract Rights (sidebar)
 Contract Phases: Accumulation Phase, The Income Phase ......... 6
 Questions: Contacting the Company (sidebar)
 Sending forms and written requests in good order (sidebar)
----------------------------------------------------------------------


Fee Table ......................................................  7
Condensed Financial Information ................................ 11
Investment Options ............................................. 11
Transfers ...................................................... 13
Contract Purchase and Participation ............................ 14
Contract Ownership and Rights .................................. 15
Right to Cancel ................................................ 16
Fees ........................................................... 17
Your Account Value ............................................. 23
Withdrawals .................................................... 25
Loans .......................................................... 27
Systematic Distribution Options ................................ 27
Death Benefit .................................................. 28
The Income Phase ............................................... 30
Taxation ....................................................... 34
Other Topics ................................................... 41

The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Distribution - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

Contents of the Statement of Additional Information ............ 46
Appendix I - Guaranteed Accumulation Account ................... 47
Appendix II - Fixed Account .................................... 49
Appendix III - Fixed Plus Account .............................. 51
Appendix IV - Employee Appointment of Employer as Agent Under an
Annuity Contract ............................................... 55
Appendix V - Fund Descriptions ................................. 56
Appendix VI - Condensed Financial Information .................. 59

Contract Overview

--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional information.

--------------------------------------------------------------------------------
Who's Who
--------------------------------------------------------------------------------
You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

-------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

--------------------------------------------------------------------------------
Contract Facts
--------------------------------------------------------------------------------

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b) or 457 plans) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

The Contract and Your Retirement Plan

Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.

Contract Rights: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

Questions: Contacting the Company. Contact your local representative or write or call the Home Office:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277


1-800-262-3862
(1-800-462-4458 for participants in contracts issued to the San Bernardino County and Macomb County plans)

Sending forms and written requests in good order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

--------------------------------------------------------------------------------
Contract Phases
--------------------------------------------------------------------------------

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials. According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.


                               ------------------
                                  Payments to
                                  Your Account
                               ------------------
                                     Step 1

              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

    (a)                Step 2                (b)
---------     ---------------------------------------------------
                             Variable Annuity
  Fixed                          Account C
Interest
 Options                 Variable Investment Options
---------


              ---------------------------------------------------
                               The Subaccounts
              ---------------------------------------------------

                      A              B               Etc.

              ---------------------------------------------------

                    Step 3
              ---------------------------------------------------
                Mutual     Mutual                    Etc.
                Fund A     Fund B
              ---------------------------------------------------


STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:
(a) Fixed Interest Options; and/or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase

The contract offers several payment options. See "The Income Phase." In general, you may:

>  Receive income phase payments over a lifetime or a specified period;

>  Receive income phase payments monthly, quarterly, semi-annually or annually;

>  Select an option that provides a death benefit to beneficiaries; or

> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

Maximum Transaction Fees

Maximum Early Withdrawal Charge(1).....................5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

Maximum Annual Maintenance Fee(1)......................................$30.00

Maximum Fees Deducted From the Subaccounts

Maximum Amounts(1)
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge.......................................1.50%

Administrative Expense Charge(2)....................................... 0.25%
                                                                        -----

Total Separate Account Expenses........................................ 1.75%
                                                                        =====

-------------------------

(1) These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."

(2) We only impose this charge under some contracts. See "Fees."


In This Section:

>  Maximum Transaction Fees;

>  Maximum Fees Deducted From the Subaccounts;

>  Fees Deducted by the Funds; and

>  Examples of Fee Deductions.


Also, see the "Fees" section for:

>  Early Withdrawal Charge Schedules;

>  How, When and Why Fees are Deducted;

>  Reduction, Waiver and/or Elimination of Certain Fees; and

>  Premium and Other Taxes.

See "The Income Phase" for:

>  Fees during the income phase.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.


                                                    Fund Expense Table
                                                                                  Total Fund                  Net Fund
                                                                                    Annual                     Annual
                                                                                   Expenses                   Expenses
                                                       Investment                   Without       Total        After
                                                        Advisory         Other    Waivers or   Waivers and   Waivers or
                                                        Fees(1)        Expenses   Reductions    Reductions   Reductions
                                                  ------------------- ---------- ------------ ------------- -----------
Aetna Ascent VP(2)                                       0.60%          0.14%       0.74%          0.00%       0.74%
Aetna Balanced VP, Inc.                                  0.50%          0.09%       0.59%            --        0.59%
Aetna Bond VP                                            0.40%          0.09%       0.49%            --        0.49%
Aetna Crossroads VP(2)                                   0.60%          0.14%       0.74%          0.04%       0.70%
Aetna Growth VP(2)                                       0.60%          0.11%       0.71%          0.00%       0.71%
Aetna Growth and Income VP                               0.50%          0.08%       0.58%            --        0.58%
Aetna High Yield VP(2)                                   0.65%          0.48%       1.13%          0.33%       0.80%
Aetna Index Plus Large Cap VP(2)                         0.35%          0.10%       0.45%          0.00%       0.45%
Aetna Index Plus Mid Cap VP(2)                           0.40%          0.40%       0.80%          0.20%       0.60%
Aetna Index Plus Small Cap VP(2)                         0.40%          0.50%       0.90%          0.30%       0.60%
Aetna International VP(2)                                0.85%          0.77%       1.62%          0.47%       1.15%
Aetna Legacy VP(2)                                       0.60%          0.15%       0.75%          0.10%       0.65%
Aetna Money Market VP                                    0.25%          0.09%       0.34%            --        0.34%
Aetna Real Estate Securities VP(2)                       0.75%          0.74%       1.49%          0.54%       0.95%
Aetna Small Company VP(2)                                0.75%          0.13%       0.88%          0.00%       0.88%
Aetna Technology VP(2)(3)                                0.95%          0.25%       1.20%          0.05%       1.15%
Aetna Value Opportunity VP(2)                            0.60%          0.13%       0.73%          0.00%       0.73%
AIM V.I. Capital Appreciation Fund                       0.62%          0.11%       0.73%            --        0.73%
AIM V.I. Growth Fund                                     0.63%          0.10%       0.73%            --        0.73%
AIM V.I. Growth and Income Fund                          0.61%          0.16%       0.77%            --        0.77%
AIM V.I. Value Fund                                      0.61%          0.15%       0.76%            --        0.76%
Calvert Social Balanced Portfolio(4)                     0.70%          0.19%       0.89%          0.00%       0.89%
DEM[Reg TM] Equity Fund (5)                              0.90%          2.10%       3.00%          1.75%       1.25%
Fidelity VIP Equity-Income Portfolio(6)                  0.48%          0.09%       0.57%            --        0.57%
Fidelity VIP Growth Portfolio(6)                         0.58%          0.08%       0.66%            --        0.66%
Fidelity VIP Overseas Portfolio(6)                       0.73%          0.18%       0.91%            --        0.91%
Fidelity VIP II Contrafund[Reg TM] Portfolio(6)          0.58%          0.09%       0.67%            --        0.67%
Janus Aspen Aggressive Growth Portfolio(7)               0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Balanced Portfolio(7)                        0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Flexible Income Portfolio(7)                 0.65%          0.07%       0.72%          0.00%       0.72%
Janus Aspen Growth Portfolio(7)                          0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Worldwide Growth Portfolio(7)                0.65%          0.05%       0.70%          0.00%       0.70%
Janus Twenty Fund (8)                                    0.65%          0.23%       0.88%          0.00%       0.88%
Lexington Natural Resources Trust                        1.00%          0.33%       1.33%            --        1.33%
Oppenheimer Global Securities Fund/VA                    0.67%          0.02%       0.69%            --        0.69%
Oppenheimer Strategic Bond Fund/VA                       0.74%          0.04%       0.78%            --        0.78%
PPI MFS Capital Opportunities Portfolio(9)               0.65%          0.25%       0.90%          0.00%       0.90%
PPI MFS Emerging Equities Portfolio(9)                   0.67%          0.13%       0.80%          0.00%       0.80%
PPI MFS Research Growth Portfolio(9)                     0.70%          0.15%       0.85%          0.00%       0.85%
PPI Scudder International Growth Portfolio(9)            0.80%          0.20%       1.00%          0.00%       1.00%
PPI T. Rowe Price Growth Equity Portfolio(9)             0.60%          0.15%       0.75%          0.00%       0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) The amount shown under "Other Expenses" includes a fee paid to the fund's distributor for stockholder servicing and distribution services at an annual rate of up to a total of 0.25% of average daily net assets. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund(R) Portfolio.

(7) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(8) Investment Advisory Fees information has been restated to reflect a new fee schedule effective January 31, 2000. Other Expenses were determined based on net assets as of the fiscal year ended October 31, 1999.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Examples

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.039%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or
  expected returns.
> Actual fees and/or returns may be more or
  less than those shown in these examples.
                                                              EXAMPLE A                              EXAMPLE B
                                               --------------------------------------- --------------------------------------
                                                                                         If you leave your entire account
                                               If you withdraw your entire account       value invested or if you select an income
                                               value at the end of the periods shown,    phase payment option at the end of the
                                               you would pay the following fees,         periods shown, you would pay the
                                               including any applicable early            following fees (no early withdrawal
                                               withdrawal charge assessed:*              charge is reflected):**
                                               1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                   $77      $133      $191      $286         $26      $ 79      $135      $286
Aetna Balanced VP, Inc.                           $75      $128      $184      $272         $24      $ 74      $127      $272
Aetna Bond VP                                     $74      $125      $179      $261         $23      $ 71      $122      $261
Aetna Crossroads VP                               $77      $133      $191      $286         $26      $ 79      $135      $286
Aetna Growth VP                                   $77      $132      $190      $283         $25      $ 78      $133      $283
Aetna Growth and Income VP                        $75      $128      $183      $271         $24      $ 74      $126      $271
Aetna High Yield VP                               $81      $144      $209      $324         $29      $ 90      $154      $324
Aetna Index Plus Large Cap VP                     $74      $124      $177      $257         $23      $ 70      $120      $257
Aetna Index Plus Mid Cap VP                       $77      $134      $194      $292         $26      $ 81      $137      $292
Aetna Index Plus Small Cap VP                     $78      $137      $198      $302         $27      $ 84      $142      $302
Aetna International VP                            $85      $157      $231      $369         $34      $105      $177      $369
Aetna Legacy VP                                   $77      $133      $191      $287         $26      $ 79      $135      $287
Aetna Money Market VP                             $73      $121      $172      $246         $22      $ 67      $114      $246
Aetna Real Estate Securities VP                   $84      $154      $226      $358         $33      $101      $171      $358
Aetna Small Company VP                            $78      $136      $198      $300         $27      $ 83      $141      $300
Aetna Technology VP                               $81      $145      $212      $331         $30      $ 92      $157      $331
Aetna Value Opportunity VP                        $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Capital Appreciation Fund                $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Growth Fund                              $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Growth and Income Fund                   $77      $133      $192      $289         $26      $ 80      $136      $289
AIM V.I. Value Fund                               $77      $133      $192      $288         $26      $ 79      $135      $288
Calvert Social Balanced Portfolio                 $78      $137      $198      $301         $27      $ 83      $142      $301
DEM[Reg TM] Equity Fund                           $98      $194      $291      $484         $48      $144      $241      $484
Fidelity VIP Equity-Income Portfolio              $75      $128      $183      $270         $24      $ 74      $126      $270
Fidelity VIP Growth Portfolio                     $76      $130      $187      $279         $25      $ 76      $131      $279
Fidelity VIP Overseas Portfolio                   $78      $137      $199      $303         $27      $ 84      $143      $303
Fidelity VIP II Contrafund[Reg TM] Portfolio      $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Aggressive Growth Portfolio           $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Balanced Portfolio                    $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Flexible Income Portfolio             $77      $132      $190      $284         $25      $ 78      $133      $284
Janus Aspen Growth Portfolio                      $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Worldwide Growth Portfolio            $76      $131      $189      $282         $25      $ 78      $133      $282
Janus Twenty Fund                                 $78      $136      $198      $300         $27      $ 83      $141      $300
Lexington Natural Resources Trust                 $82      $149      $218      $343         $31      $ 96      $163      $343
Oppenheimer Global Securities Fund/VA             $76      $131      $189      $282         $25      $ 77      $132      $282
Oppenheimer Strategic Bond Fund/VA                $77      $134      $193      $290         $26      $ 80      $136      $290
PPI MFS Capital Opportunities Portfolio           $78      $137      $198      $302         $27      $ 84      $142      $302
PPI MFS Emerging Equities Portfolio               $77      $134      $194      $292         $26      $ 81      $137      $292
PPI MFS Research Growth Portfolio                 $78      $136      $196      $297         $27      $ 82      $140      $297
PPI Scudder International Growth Portfolio        $79      $140      $203      $312         $28      $ 86      $147      $312
PPI T. Rowe Price Growth Equity Portfolio         $77      $133      $191      $287         $26      $ 79      $135      $287

-----------------

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.
When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

> Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview", by accessing the SEC's web site or by contacting the SEC's Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options
 o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 o Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------
Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds.

Variable Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>  Mixed--bought for annuities and life insurance

>  Shared--bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>  DEM[Reg TM] Equity (Institutional Shares)

>  Janus Twenty Fund

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

Transfers
--------------------------------------------------------------------------------
Transfers Among Investment Options. During the accumulation phase and under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Purchasing the Contract.

1. The contract holder submits the required forms and application to the Company.
2. We approve the forms and issue a contract to the contract holder.

Participating in the Contract.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

> Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

>  Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."

Contract Ownership and Rights
--------------------------------------------------------------------------------
Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

> Under 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

> Under 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

> Under 401(a)/401(k) or 403(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

Who Holds Rights under the Contract?

> Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

> If you participate in a group or individual contract through a voluntary 403(b) plan, you hold all rights under the contract.

Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

Fees

--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Schedule I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).


                                  Schedule I

--------------------------------------------------------------------------------
       Purchase Payment or Contribution
       Periods or, Contract Years or Account
       Years Completed (depending upon
       the contract)                            Early Withdrawal Charge
---------------------------------------------   ------------------------
       Fewer than 5                                        5%
       5 or more but fewer than 7                          4%
       7 or more but fewer than 9                          3%
       9 or more but fewer than 10                         2%
       more than 10                                        0%
--------------------------------------------------------------------------------


Types of Fees

There are three types of fees which you may incur under the contract:

>  Transaction Fees
       o Early Withdrawal Charge
       o Annual Maintenance Fee

>  Fees Deducted from the Subaccounts
       o Mortality and Expense Risk Charge
       o Administrative Expense Charge

>  Fees Deducted by the Funds
       o Investment Advisory Fees
       o Other Expenses


Terms to Understand in
Schedules I and II

> Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

> Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

> Purchase Payment Period (also called Contribution Period under some contracts) (for installment payments under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

Schedule II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.


                                  Schedule II

--------------------------------------------------------------------------------
  Account Years Completed                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 5                                       5%
  5 or more but fewer than 6                         4%
  6 or more but fewer than 7                         3%
  7 or more but fewer than 8                         2%
  8 or more but fewer than 9                         1%
  9 or more                                          0%
--------------------------------------------------------------------------------

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

>  Used to provide income payments during the income phase;

>  Paid because of your death before income payments begin;

> Paid where your account value is $5,000 or less ($3,500 under some contracts and $1,999 for some contracts issued in New York), (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

> Taken because of the election of a systematic distribution option. See "Systematic Distribution Options"; or

>  Taken on or after the tenth anniversary of the effective date of the account.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

> Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;

> Taken after you have separated from service with your employer (under certain contracts, the employer must provide documentation of separation to the Company);

> Used to purchase an Aetna single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

> Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;

>  From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);

> Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

> Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

> Withdrawn for a transfer as provided under Internal Revenue Service Ruling 90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>  The number of participants under the plan;

>  The expected level of assets or cash flow under the plan;

>  Our agent's involvement in sales activities;

>  Our sales-related expenses;

>  Distribution provisions under the plan;

> The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

> The level of employer involvement in determining eligibility for distributions under the contract;

>  Our assessment of financial risk to the Company relating to withdrawals; and

> Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the state of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract form G-CDA-99(NY).


--------------------------------------------------------------------------------
  Completed Account Years                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 3                                       5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%
--------------------------------------------------------------------------------

Maintenance Fee
Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>  The size, type and nature of the group to which a contract is issued;

> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

> The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

>  The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts


Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

> The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

> The frequency, consistency and method of submitting payments and loan repayments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

>  The projected frequency of distributions; and

> The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge
Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. Fund Expenses
Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.

Purpose. These amounts help to pay the fund's investment advisor and operating expenses.

IV. Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments.

We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date

>  Less any deductions from the fixed interest options (e.g. withdrawals, fees)

>  Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation, minus

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

> Divided by the total value of the subaccount's units at the preceding valuation


> Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guaranty charges for the Aetna GET Fund). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.

                             ---------------------
                              $5,000 contribution
                             ---------------------
                                     Step 1
              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

                                     Step 2
              ---------------------------------------------------
                         Variable Annuity Account C
              ---------------------------------------------------
                  Subaccount A      Subaccount B      Etc
                  300               80
                  accumulation      accumulation
                  units             units


              ---------------------------------------------------

                      Step  3
              ---------- -----------
                Fund A     Fund B
              ---------- -----------



                                            Step 2:

                                            A. He directs us to invest $3,000
                                               in Fund A. His dollars purchase
                                               300 accumulation units of
                                               Subaccount A ($3,000 divided by
                                               the current
                                               $10 AUV).
                                            B. He directs us to invest $2,000
                                               in Fund B. His dollars purchase
                                               80 accumulation units of
                                               Subaccount B ($2,000 divided by
                                               the current
                                               $25 AUV).

                                            Step 3: The separate account then
                                            purchases shares of the applicable
                                            funds at the current market value
                                            (net asset value or NAV).


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.


Withdrawals
--------------------------------------------------------------------------------

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

>  Select the withdrawal amount
   o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
   o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

> Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

>  Properly complete a disbursement form and submit it to the Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>  Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";

>  Maintenance Fee. See "Fees--Maintenance Fee";

>  Market Value Adjustment. See Appendix I;

>  Tax Penalty. See "Taxation"; and/or

>  Tax Withholding. See "Taxation".

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--Questions."

Reinvestment Privilege. (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinvestment.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

> Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship of the following:
   (1) Salary reduction contributions made after December 31, 1988; and
   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.

> 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

> The contract may require that the contract holder certify that you are eligible for the distribution.

> If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

> Participants in Ball State University Alternate Pension Plan--The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

> Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

Loans
--------------------------------------------------------------------------------
Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

> SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

> ECO--Estate Conservation Option. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

   Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

> Other Systematic Distribution Options. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.


Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

Features of a Systematic Distribution Option

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

Terminating a Systematic Distribution Option. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

> Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

> Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase
Payment Process

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

>  Lump-sum payment;

> Payment under an available income phase payment option (see "The Income Phase--Payment Options"); and

> If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>  Leaving the account value invested in the contract; and

> Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See The Income Phase--Payment Options".

Death Benefit Calculation. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Income Phase Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

The Income Phase

--------------------------------------------------------------------------------
During the income phase, you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

>  Start date;

> Income phase payment option (see the income phase payment options table in this section);

> Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

>  Choice of fixed or variable payments;

> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted.

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount. Under some contracts, we may reduce this fee based on certain factors. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase. See "Fees--Mortality and Expense Risk Charge."

> We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

-----------------------------------------------------------------------------------------------------------------------------
                                           Lifetime Income Phase Payment Options
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
 Life Income             be made should the annuitant die prior to the second payment's due date.
                         Death Benefit--None: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
 Life Income--           choice of 5 to 30 years, or as otherwise specified in the contract.
 Guaranteed Pay-         Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 ments                   guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                         Continuing Payments:
 Life Income--Two        (a) When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to con-
 Lives                   tinue to the surviving annuitant after the first death; or
                         (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and
                         50% of the payment to continue to the second annuitant on the annuitant's death.
                         Death Benefit--None: All payments end after the death of both annuitants.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
 Life Income--Two        Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
 Lives--Guaranteed       first death.
 Payments                Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed pay-
                         ments have all been paid, we will continue to pay the beneficiary the remaining payments.
                         Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------
 Life Income--Cash       Length of Payments: For as long as the annuitant lives.
 Refund Option           Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
 (limited                sum payment equal to the amount originally applied to the payment option (less any premium
 availability--          tax) and less the total amount of fixed income phase payments paid.
 fixed payment
 only)
 -----------------------------------------------------------------------------------------------------------------------------
 Life Income--Two        Length of Payments: For as long as either annuitant lives.
 Lives--Cash             Continuing Payment: 100% of the payment to continue after the first death.
 Refund Option           Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 (limited                payment equal to the amount applied to the income phase payment option (less any premium
 availability--fixed     tax) and less the total amount of fixed income phase payments paid.
 payment only)
-----------------------------------------------------------------------------------------------------------------------------


                               Table continued ---->

Income phase payment options continued


-----------------------------------------------------------------------------------------------------------------------------
                                       Nonlifetime Income Phase Payment Options(1)
-----------------------------------------------------------------------------------------------------------------------------
                   Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5
 Nonlifetime--     years. In certain cases, a lump-sum payment may be requested at any time (see below).
 Guaranteed        Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments          guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                   sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate for variable payments).
--------------------------------------------------------------------------------

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

In This Section

I.  Introduction

II.  Your Retirement Plan

III. Withdrawals and other Distributions
          o Taxation of Distributions

          o Taxation of Death Benefits

          o 10% Penalty Tax

          o Withholding for Federal Income Tax Liability


IV. Minimum Distribution Requirements
          o 50% Excise Tax

V.  Rules Specific to Certain Plans
          o 457 Plans
          o 403(b) Plans
          o 401(a), 401(k) and 403(a) Plans
          o 415(m) Arrangements
          o Bona Fide Severance Pay Plans

VI. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.


Taxation
--------------------------------------------------------------------------------
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.
--------------------------------------------------------------------------------

II. Your Retirement Plan
The tax rules applicable to retirement plans vary according to plan type and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.

Plan Types. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457 also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

401(a), 401(k), 403(a) or 403(b) Plans. All distributions from these plans are taxed as received unless:

> The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

Taxation of Death Benefits
In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax
The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:
(a) You have attained age 59 1/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor; or
(g) The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a) or 403(b) Plans. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

457 Plans. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or a beneficiary is a non-resident alien and you participate in other than a 457 plan, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

>  Start date for distributions;

>  The time period in which all amounts in your account(s) must be distributed;
   or

>  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

> You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

> Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

>  Over your life or the joint lives of you and your beneficiary, or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

Amount (457(b) Plans Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefits. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

>  After you begin receiving minimum distributions under the contract, or

>  Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

>  Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

>  Over the life of the beneficiary, or

>  Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death, or

>  December 31 of the calendar year in which you would have attained age 70 1/2.

V. Rules Specific to Certain Plans

457 Plans
Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.

457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.

457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

The Contract. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you separate from service with the employer; or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

403(b) Plans

In addition to being offered as an investment option under the contract, shares of certain of the Funds (DEM[Reg TM] Equity Fund and Janus Twenty Fund) are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity". In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

> The first limit, under code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457.

> The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

>  Salary reduction contributions made after December 31, 1988;

>  Earnings on those contributions; and

>  Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(a), 401(k) and 403(a) Plans
Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,500 annually (subject to indexing). Your own limits may be higher or lower, depending upon certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59 1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

       151 Farmington Avenue
       Hartford, Connecticut 06156

Variable Annuity Account C
We established Variable Annuity Account C (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>  Standardized average annual total returns; and

>  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

> During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Distribution
The Company will serve as the principal underwriter for the securities sold under this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts

Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may reimburse the distributor for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Third Party Compensation Arrangements. Occasionally, we may:

> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or
(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and $1,999 for some contracts issued in New York), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions.

If all or a portion of your account value in GAA is withdrawn, you may incur the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

>  Tax Penalties and/or Tax withholding--See "Taxation";

>  Early Withdrawal Charge--See "Fees"; and/or

>  Maintenance Fee--"See Fees".

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>  short-term--three years or less; and

>  long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

>  transfer dollars to a new guaranteed term;

>  transfer dollars to other available investment options; or

>  withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.

Reinvesting Amounts Withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.


Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

>  The hardship is certified (required under most contracts);

> The partial withdrawal is taken proportionally from each investment option in which your account invests;

>  The amount is paid directly to you; and

> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

>  The employer certifies you have separated from service;

>  The amount withdrawn is paid directly to you; and

> The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

>  One-fourth of the remaining Fixed Plus Account value 12 months later;

>  One-third of the remaining Fixed Plus Account value 12 months later;

>  One-half of the remaining Fixed Plus Account value 12 months later; and

>  The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
(c) When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

>  The hardship is certified by the employer;

> The amount is paid directly to you; and > The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. For any in-service distributions permitted by the plan and the following conditions are met:

>  The distribution has been certified by the employer;
> The amount distributed is paid directly to you; and > The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period.

3. Due to your separation from service with the employer, provided that all the following apply*:

>  The employer certifies that you have separated from service;
> The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
> Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59 1/2 and have completed nine payment periods.


5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during
-----------------
* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

>  The hardship is certified by the employer;

>  We receive the withdrawal request within 60 days of the date of separation;
   and

>  You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  Appendix IV
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
--------------------------------------------------------------------------------
For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
================================================================================
My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

> I own the value of my Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

> I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

> My employer may permit me to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

> On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

> In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  Appendix V
                               Fund Descriptions

--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

>Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

>Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

>Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)


>Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

>Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

>Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

>Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).(1)

>Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

>Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.(1)(a)

>Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

>AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)

>AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)

>AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)

>AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)

>Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)(a)

>DEM[Reg TM] Equity Fund (Institutional Shares) seeks to provide aggressive long-term growth through capital appreciation.(4)

>Fidelity Variable Insurance Products Fund Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(5)

>Fidelity Variable Insurance Products Fund-- Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(5)

>Fidelity Variable Insurance Products Fund-- Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(5)(a)

>Fidelity Variable Insurance Products Fund II-- Contrafund[Reg TM] Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(5)(b)

>Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.(6)

>Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(6)

>Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(6)

>Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(6)

>Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(6)

>Janus Twenty Fund seeks long-term growth of capital by investing in a nondiversified portfolio that normally concentrates its investments in a core position of 20-30 common stocks.(6)

>Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(7)(a)

>Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.(8)

>Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(8)

>Portfolio Partners, Inc. (PPI)--MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation.(9)(a)

>Portfolio Partners, Inc. (PPI)--MFS Emerging Equities Portfolio seeks long-term growth of capital. (9)(a)

>Portfolio Partners, Inc. (PPI)--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(9)(a)

>Portfolio Partners, Inc. (PPI)--Scudder International Growth Portfolio seeks long-term growth of capital.(9)(b)

>Portfolio Partners, Inc. (PPI)--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and secondarily, increasing dividend income. (9)(c)

Investment Adviser:

(1) Investment Adviser: Aeltus Investment Management, Inc.
    (a) Elijah Asset Management, LLC (subadviser)
(2) Investment Adviser: A I M Advisors, Inc.
(3) Investment Adviser: Calvert Asset Management Company, Inc.
    (a) NCM Capital Management, Inc. (subadviser)
(4) Chapman Capital Management, Inc.
(5) Investment Adviser: Fidelity Management & Research Company
    (a) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity International Investment Advisors (subadviser) Fidelity International Investment Advisors (U.K.) Limited (subadviser)
        Fidelity Investments Japan Limited (subadviser)
    (b) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)
(6) Investment Adviser: Janus Capital Corporation
(7) Investment Adviser: Lexington Management Corporation
    (a) Market Systems Research Advisors, Inc. (subadviser)
(8) Investment Adviser: OppenheimerFunds, Inc.
(9) Investment Adviser: Aetna Life Insurance and Annuity Company
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix VI
                        Condensed Financial Information

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


Table I--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.40%, 0.45%, and 0.50% .......................................     61
Table II--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.55%, 0.65%, and 0.70% .......................................     64
Table III--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.75%, 0.80%, and 0.85% .......................................     67
Table IV--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.90% and 0.95% ...............................................     70
Table V--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.00% .........................................................     74
Table VI--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.05% and 1.10% ...............................................     78
Table VII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.15% .........................................................     82
Table VIII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.20% and Those Issued Since 1996 with Total Separate
  Account Charges of 1.25% ......................................     85
Table IX--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.30% and 1.40% ...............................................     89
Table X--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans Since 1996 with Total Separate Account Charges
  of 1.50% ......................................................     92
Table XI--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.25% ..............................................     95
Table XII--For Multiple Option Contracts Issued to
  San Bernardino County and Macomb County with Total
  Separate Account Charges of 1.25% .............................     99
Table XIII--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.50% (including a 0.25% Administrative Expense
  Charge Beginning April 7, 1997) ...............................    103
Table XIV--For Contracts Containing Limits on Fees Issued
  Under 403(b) Plans and Deferred Compensation Plans ............    106
Table XV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On January 15, 1996 ...........................................    108
Table XVI--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On May 25, 1996 ...............................................    112

                                  Appendix VI
                  Condensed Financial Information (continued)
--------------------------------------------------------------------------------


Table XVII--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On or After December 16, 1996 .........................   116
Table XVIII--For Contracts Issued to Missouri Municipal
  League Under Deferred Compensation Plans with
  Total Separate Account Charges of 0.80% ...............   120
Table XIX--For Contracts Issued to Metropolitan Utilities
  District Under Deferred Compensation Plans with
  Total Separate Account Charges of 0.80% ...............   123

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%, 0.45%, AND 0.50%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                         0.40% Total Charges
                                                 --------------------------------
                                                      1999            1998
                                                      ----            ----
AETNA ASCENT VP
Value at beginning of period                          $14.086         $13.239(1)
Value at end of period                                $16.043         $14.086
Number of accumulation units outstanding at end
 of period                                             84,264          86,321
AETNA BALANCED VP, INC.
Value at beginning of period                          $15.331         $14.244(1)
Value at end of period                                $17.347         $15.331
Number of accumulation units outstanding at end
 of period                                            720,935         653,272
AETNA BOND VP
Value at beginning of period                          $12.079         $11.893(1)
Value at end of period                                $11.942         $12.079
Number of accumulation units outstanding at end
 of period                                            198,382         190,084
AETNA CROSSROADS VP
Value at beginning of period                          $13.628         $12.991(1)
Value at end of period                                $14.960         $13.628
Number of accumulation units outstanding at end
 of period                                             62,563          51,878
AETNA GROWTH VP
Value at beginning of period                          $18.018         $15.200(1)
Value at end of period                                $24.222         $18.018
Number of accumulation units outstanding at end
 of period                                             59,855          21,805
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $16.747         $15.108(1)
Value at end of period                                $19.586         $16.747
Number of accumulation units outstanding at end
 of period                                          2,978,733       2,888,622
AETNA HIGH YIELD VP
Value at beginning of period                           $9.238          $9.125(1)
Value at end of period                                 $9.850          $9.238
Number of accumulation units outstanding at end
 of period                                              2,049           1,146
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $18.916         $16.874(1)
Value at end of period                                $23.418         $18.916
Number of accumulation units outstanding at end
 of period                                            193,247          87,238
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.921         $9.480(1)
Value at end of period                                $12.597         $10.921
Number of accumulation units outstanding at end
 of period                                              2,808           1,187
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.840          $8.071(1)
Value at end of period                                 $9.754          $8.840
Number of accumulation units outstanding at end
 of period                                              2,620           3,928
AETNA INTERNATIONAL VP
Value at beginning of period                          $10.059(9)
Value at end of period                                $14.760
Number of accumulation units outstanding at end
 of period                                              1,480
AETNA LEGACY VP
Value at beginning of period                          $13.111         $12.598(1)
Value at end of period                                $13.986         $13.111
Number of accumulation units outstanding at end
 of period                                             21,809          19,291


                                                       0.45% Total Charges            0.50% Total Charges
                                                 -------------------------------- ---------------------------
                                                       1999          1998         1999             1998
                                                       ----          ----         ----             ----
AETNA ASCENT VP
Value at beginning of period                           $9.519       $9.146(2)        $9.848       $10.475(3)
Value at end of period                                $10.836       $9.519          $11.205        $9.848
Number of accumulation units outstanding at end
 of period                                             53,201          779            4,725         2,670
AETNA BALANCED VP, INC.
Value at beginning of period                          $10.747(4)                    $11.077       $10.369(5)
Value at end of period                                $12.064                       $12.521       $11.077
Number of accumulation units outstanding at end
 of period                                             80,717                       307,534       310,846
AETNA BOND VP
Value at beginning of period                          $10.455(6)                    $10.662       $10.118(5)
Value at end of period                                $10.396                       $10.530       $10.662
Number of accumulation units outstanding at end
 of period                                             19,693                        84,611        88,895
AETNA CROSSROADS VP
Value at beginning of period                           $9.800       $9.531(2)       $10.086       $10.298(5)
Value at end of period                                $10.752       $9.800          $11.061       $10.086
Number of accumulation units outstanding at end
 of period                                            111,369          731            1,386         1,127
AETNA GROWTH VP
Value at beginning of period                          $11.470       $10.444(2)      $12.397       $10.479(5)
Value at end of period                                $15.412       $11.470         $16.649       $12.397
Number of accumulation units outstanding at end
 of period                                            134,661          291           34,478        19,997
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $10.152       $9.561(2)       $10.665       $10.580(5)
Value at end of period                                $11.867       $10.152         $12.460       $10.665
Number of accumulation units outstanding at end
 of period                                            348,478        1,119          674,275       719,561
AETNA HIGH YIELD VP
Value at beginning of period                           $9.743(7)                     $9.260        $9.961(3)
Value at end of period                                 $9.912                        $9.864        $9.260
Number of accumulation units outstanding at end
 of period                                                 68                         2,779           834
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $11.307      $10.639(2)       $12.019       $10.708(5)
Value at end of period                                $13.991      $11.307          $14.865       $12.019
Number of accumulation units outstanding at end
 of period                                            226,927          859           24,911        13,477
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.889(6)                    $10.947       $10.050(3)
Value at end of period                                $12.916                       $12.614       $10.947
Number of accumulation units outstanding at end
 of period                                              2,661                         3,621         2,662
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.954(6)                     $8.861        $9.328(8)
Value at end of period                                $10.166                        $9.768        $8.861
Number of accumulation units outstanding at end
 of period                                              1,373                         1,190            17
AETNA INTERNATIONAL VP
Value at beginning of period                           $9.567       $9.231(2)        $9.815        $8.967(1)
Value at end of period                                $14.414       $9.567          $14.780        $9.815
Number of accumulation units outstanding at end
 of period                                             19,616           61            1,029           562
AETNA LEGACY VP
Value at beginning of period                          $10.103(4)                    $10.293       $10.115(8)
Value at end of period                                $10.738                       $10.968       $10.293
Number of accumulation units outstanding at end
 of period                                             32,691                           495           165

--------------------------------------------------------------------------------


                                                         0.40% Total Charges
                                                 -----------------------------------
                                                        1999              1998
                                                        ----              -----
AETNA MONEY MARKET VP
Value at beginning of period                           $11.225           $11.148(1)
Value at end of period                                 $11.748           $11.225
Number of accumulation units outstanding at end
 of period                                             271,583           107,285
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                            $8.898            $8.679(1)
Value at end of period                                  $8.488            $8.898
Number of accumulation units outstanding at end
 of period                                               2,267             1,099
AETNA SMALL COMPANY VP
Value at beginning of period                           $13.714           $12.820(1)
Value at end of period                                 $17.873           $13.714
Number of accumulation units outstanding at end
 of period                                              18,170            15,614
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $16.125           $13.986(1)
Value at end of period                                 $19.205           $16.125
Number of accumulation units outstanding at end
 of period                                              12,434            11,799
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $10.105(6)
Value at end of period                                 $13.834
Number of accumulation units outstanding at end
 of period                                               1,129
AIM V.I. GROWTH FUND
Value at beginning of period                           $10.158(6)
Value at end of period                                 $12.140
Number of accumulation units outstanding at end
 of period                                                 114
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $10.351(10)
Value at end of period                                 $11.785
Number of accumulation units outstanding at end
 of period                                                 426
AIM V.I. VALUE FUND
Value at beginning of period                           $10.177(10)
Value at end of period                                 $11.574
Number of accumulation units outstanding at end
 of period                                               1,916
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $14.976           $13.635(1)
Value at end of period                                 $16.740           $14.976
Number of accumulation units outstanding at end
 of period                                              40,498            38,218
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $15.192           $14.267(1)
Value at end of period                                 $16.089           $15.192
Number of accumulation units outstanding at end
 of period                                             114,725            54,320
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $17.525           $15.510(1)
Value at end of period                                 $23.989           $17.525
Number of accumulation units outstanding at end
 of period                                             325,063           128,518
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $13.170           $12.178(1)
Value at end of period                                 $18.709           $13.170
Number of accumulation units outstanding at end
 of period                                              30,213            10,817
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                           $17.813           $15.219(1)
Value at end of period                                 $22.045           $17.813
Number of accumulation units outstanding at end
 of period                                             239,028           197,022
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $14.125           $11.663(1)
Value at end of period                                 $31.711           $14.125
Number of accumulation units outstanding at end
 of period                                             405,725           198,264
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $17.878           $15.614(1)
Value at end of period                                 $22.571           $17.878
Number of accumulation units outstanding at end
 of period                                             103,517            39,424


                                                       0.45% Total Charges            0.50% Total Charges
                                                 -------------------------------- ---------------------------
                                                       1999             1998          1999          1998
                                                       ----             ----          ----          ----
AETNA MONEY MARKET VP
Value at beginning of period                           $10.706(7)                    $10.399       $10.050(5)
Value at end of period                                 $10.777                       $10.872       $10.399
Number of accumulation units outstanding at end
 of period                                              41,969                        70,539        34,355
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                            $8.436(7)                     $8.919        $9.655(8)
Value at end of period                                  $8.544                         8.500        $8.919
Number of accumulation units outstanding at end
 of period                                                  33                             0           649
AETNA SMALL COMPANY VP
Value at beginning of period                            $9.176          $8.583(2)     $9.312       $10.719(5)
Value at end of period                                 $11.953          $9.176       $12.124        $9.312
Number of accumulation units outstanding at end
 of period                                              63,697             318         7,763         7,541
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $12.467(7)                    $11.369       $10.508(5)
Value at end of period                                 $12.665                       $13.527       $11.369
Number of accumulation units outstanding at end
 of period                                              10,293                         2,750           993
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $10.518(7)
Value at end of period                                 $11.781
Number of accumulation units outstanding at end
 of period                                                 882
AIM V.I. VALUE FUND
Value at beginning of period                            $9.753(6)
Value at end of period                                 $11.570
Number of accumulation units outstanding at end
 of period                                               8,954
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $10.714         $10.217(2)    $10.966       $10.377(5)
Value at end of period                                 $11.970         $10.714       $12.245       $10.966
Number of accumulation units outstanding at end
 of period                                              26,121             553        54,141        50,868
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $9.968          $9.516(2)    $10.363       $10.522(5)
Value at end of period                                 $10.552          $9.968       $10.964       $10.363
Number of accumulation units outstanding at end
 of period                                             110,939             519        15,333         6,791
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $13.493(6)                    $12.779       $10.651(5)
Value at end of period                                 $16.655                       $17.475       $12.779
Number of accumulation units outstanding at end
 of period                                              65,561                        49,321        18,614
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $10.647(6)                    $10.183       $10.774(5)
Value at end of period                                 $13.410                       $14.451       $10.183
Number of accumulation units outstanding at end
 of period                                               8,158                           636           251
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                           $11.475         $10.553(2)    $11.985       $10.673(5)
Value at end of period                                 $14.194         $11.475       $14.817       $11.985
Number of accumulation units outstanding at end
 of period                                             268,570           1,754        22,846         8,618
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $17.095(6)                    $12.541       $10.570(5)
Value at end of period                                 $27.222                       $28.128       $12.541
Number of accumulation units outstanding at end
 of period                                             153,109                       200,051       134,432
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $11.816         $10.945(2)    $12.415       $10.615(5)
Value at end of period                                 $14.910         $11.816       $15.658       $12.415
Number of accumulation units outstanding at end
 of period                                             224,105             612        70,956        30,062

--------------------------------------------------------------------------------


                                                     0.40% Total Charges        0.45% Total Charges
                                                     -------------------        -------------------
                                                    1999          1998         1999             1998
                                                    ----          ----         ----             ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.053     $12.743(1)     $10.446        $10.457(2)
Value at end of period                            $13.210     $13.053        $10.566        $10.446
Number of accumulation units outstanding at end
 of period                                         20,171      21,374         42,021             82
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.807     $14.790(1)     $11.979(4)
Value at end of period                            $25.537     $17.807        $16.753
Number of accumulation units outstanding at end
 of period                                        156,805      73,901        233,330
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $17.582     $15.344(1)     $10.235         $9.630(2)
Value at end of period                            $28.797     $17.582        $16.757        $10.235
Number of accumulation units outstanding at end
 of period                                        531,184     383,490        466,808          1,186
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $9.626      $9.754(1)      $8.644(7)
Value at end of period                            $10.939      $9.626         $8.758
Number of accumulation units outstanding at end
 of period                                          8,856      12,237          4,241
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.047      $9.004(1)     $13.162(7)
Value at end of period                            $15.859     $10.047        $15.849
Number of accumulation units outstanding at end
 of period                                          5,065       1,564             27
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.923      $9.695(1)      $9.953         $9.975(2)
Value at end of period                            $10.162      $9.923        $10.188         $9.953
Number of accumulation units outstanding at end
 of period                                          1,576         1,513        6,623           575
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                      $15.676     $14.188(1)     $10.673         $9.984(2)
Value at end of period                            $23.231     $15.676        $15.809        $10.673
Number of accumulation units outstanding at end
 of period                                         44,936      36,644         36,972            192
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.776     $10.705(1)     $11.002        $10.094(2)
Value at end of period                            $19.199     $12.776        $16.525        $11.002
Number of accumulation units outstanding at end
 of period                                        413,847     339,956        128,507            371
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.641      $9.362(1)     $10.577         $9.862(2)
Value at end of period                            $13.146     $10.641        $13.061        $10.577
Number of accumulation units outstanding at end
 of period                                        323,178     331,958         50,332            473
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $13.602     $12.570(1)     $11.701(6)
Value at end of period                            $21.461     $13.602        $15.452
Number of accumulation units outstanding at end
 of period                                        196,446     168,912         42,208
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.863     $15.042(1)     $11.057        $10.302(2)
Value at end of period                            $20.546     $16.863        $13.464        $11.057
Number of accumulation units outstanding at end
 of period                                        165,483      169,615        79,777            817

                                                    0.50% Total Charges
                                                    -------------------
                                                    1999         1998
                                                    ----         ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $10.640      $10.186(5)
Value at end of period                            $10.757      $10.640
Number of accumulation units outstanding at end
 of period                                         24,751       13,364
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $12.391      $10.286(5)
Value at end of period                            $17.752      $12.391
Number of accumulation units outstanding at end
 of period                                         36,959        7,785
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $11.485      $10.980(5)
Value at end of period                            $18.792      $11.485
Number of accumulation units outstanding at end
 of period                                         68,055       37,288
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.070      $10.131(11)
Value at end of period                            $15.881      $10.070
Number of accumulation units outstanding at end
 of period                                            786          180
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.946      $9.995(3)
Value at end of period                            $10.176      $9.946
Number of accumulation units outstanding at end
 of period                                              5           14
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                      $11.320      $10.726(5)
Value at end of period                            $16.760      $11.320
Number of accumulation units outstanding at end
 of period                                         69,113       71,605
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $10.841       $9.990(5)
Value at end of period                            $16.274      $10.841
Number of accumulation units outstanding at end
 of period                                        181,468      178,398
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $11.127      $10.490(5)
Value at end of period                            $13.733      $11.127
Number of accumulation units outstanding at end
 of period                                         72,064       79,769
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $10.797      $10.711(5)
Value at end of period                            $17.018      $10.797
Number of accumulation units outstanding at end
 of period                                        115,575      113,511
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $11.551      $10.256(5)
Value at end of period                            $14.059      $11.551
Number of accumulation units outstanding at end
 of period                                          6,942        4,869


-----------------
 (1) Funds were first received in this option during November 1998.
 (2) Funds were first received in this option during December 1998.

 (3) Funds were first received in this option during May 1998.
 (4) Funds were received in this option during January 1999.
 (5) Funds were first received in this option during April 1998.
 (6) Funds were received in this option during September 1999.
 (7) Funds were received in this option during November 1999.
 (8) Funds were first received in this option during June 1998.
 (9) Funds were received in this option during February 1999.
(10) Funds were received in this option during July 1999.
(11) Funds were first received in this option during July 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE II

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
         WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%, 0.65%, AND 0.70% (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for the period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                          1999                    1999                   1999
                                                          ----                    ----                   ----
AETNA ASCENT VP
Value at beginning of period                             $9.864(1)             $9.484(2)            $10.056(3)
Value at end of period                                  $10.819               $10.802               $10.793
Number of accumulation units outstanding at end
 of period                                                3,650               184,741                 7,803
AETNA BALANCED VP, INC.
Value at beginning of period                            $11.266(1)            $11.183(2)            $11.192(3)
Value at end of period                                  $12.045               $12.026               $12.016
Number of accumulation units outstanding at end
 of period                                              237,142               119,529                96,082
AETNA BOND VP
Value at beginning of period                            $10.419(1)            $10.594(2)            $10.447(3)
Value at end of period                                  $10.380               $10.363               $10.355
Number of accumulation units outstanding at end
 of period                                               31,523               113,547                36,755
AETNA CROSSROADS VP
Value at beginning of period                            $10.032(1)            $9.799(2)             $10.178(3)
Value at end of period                                  $10.735               $10.718               $10.709
Number of accumulation units outstanding at end
 of period                                                3,809                90,629                 2,882
AETNA GROWTH VP
Value at beginning of period                            $12.980(1)            $12.835(4)            $12.378(3)
Value at end of period                                  $15.387               $15.362               $15.350
Number of accumulation units outstanding at end
 of period                                               12,695                17,762                 9,291
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $10.922(1)            $10.867(2)            $10.936(3)
Value at end of period                                  $11.847               $11.828               $11.819
Number of accumulation units outstanding at end
 of period                                            1,191,861               479,213               296,167
AETNA HIGH YIELD VP
Value at beginning of period                             $9.577(1)             $9.554(4)             $9.827(3)
Value at end of period                                   $9.896                $9.880                $9.872
Number of accumulation units outstanding at end
 of period                                                  129                   215                    76
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                            $12.633(1)            $12.586(2)            $12.362(3)
Value at end of period                                  $13.968               $13.946               $13.935
Number of accumulation units outstanding at end
 of period                                              107,027               198,941                34,700
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                            $11.478(1)            $11.204(4)            $11.323(3)
Value at end of period                                  $12.896               $12.875               $12.864
Number of accumulation units outstanding at end
 of period                                                   60                 5,592                   285
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                             $9.235(1)             $8.416(2)             $8.998(5)
Value at end of period                                  $10.150               $10.134               $10.126
Number of accumulation units outstanding at end
 of period                                                   70                40,166                    42
AETNA INTERNATIONAL VP
Value at beginning of period                            $11.236(1)            $11.021(4)            $10.927(4)
Value at end of period                                  $14.391               $14.367               $14.356
Number of accumulation units outstanding at end
 of period                                                   59                   405                    14
AETNA LEGACY VP
Value at beginning of period                            $10.273(1)            $10.114(2)            $10.364(3)
Value at end of period                                  $10.721               $10.704               $10.695
Number of accumulation units outstanding at end
 of period                                               22,643                62,233                   834

--------------------------------------------------------------------------------


                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                            1999                    1999                   1999
                                                            ----                    ----                   ----
AETNA MONEY MARKET VP
Value at beginning of period                            $10.669(1)            $10.407(2)            $10.434(3)
Value at end of period                                  $10.760               $10.742               $10.734
Number of accumulation units outstanding at end
 of period                                               67,587               249,862                38,319
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                                   $8.263(1)             $8.621(5)
Value at end of period                                                         $8.517                $8.510
Number of accumulation units outstanding at end
 of period                                                                         15                    14
AETNA SMALL COMPANY VP
Value at beginning of period                             $9.996(1)             $9.740(4)             $9.503(3)
Value at end of period                                  $11.933               $11.914               $11.904
Number of accumulation units outstanding at end
 of period                                               17,509                 8,502                 3,486
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                            $11.893(1)            $11.196(2)            $11.759(3)
Value at end of period                                  $12.645               $12.625               $12.615
Number of accumulation units outstanding at end
 of period                                               20,593                69,481                 2,839
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                            $10.908(1)                                  $10.189(5)
Value at end of period                                  $13.820                                     $13.805
Number of accumulation units outstanding at end
 of period                                                   48                                          82
AIM V.I. GROWTH FUND
Value at beginning of period                            $10.242(1)            $10.100(4)            $11.387(6)
Value at end of period                                  $12.127               $12.119               $12.115
Number of accumulation units outstanding at end
 of period                                                  990                 1,728                    54
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                            $10.229(1)            $10.785(1)             $9.404(5)
Value at end of period                                  $11.773               $11.764               $11.760
Number of accumulation units outstanding at end
 of period                                                  880                    17                    41
AIM V.I. VALUE FUND
Value at beginning of period                            $10.242(1)            $10.194(4)             $9.661(5)
Value at end of period                                  $11.562               $11.554               $11.550
Number of accumulation units outstanding at end
 of period                                                  203                   733                    80
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                            $11.207(1)            $11.067(4)            $11.025(3)
Value at end of period                                  $11.951               $11.932               $11.922
Number of accumulation units outstanding at end
 of period                                               13,438                 3,322                 3,736
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $10.462(1)            $10.691(2)            $11.230(3)
Value at end of period                                  $10.535               $10.518               $10.509
Number of accumulation units outstanding at end
 of period                                               65,154               123,332                 8,104
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                            $14.192(1)            $13.816(2)            $13.474(3)
Value at end of period                                  $16.628               $16.601               $16.588
Number of accumulation units outstanding at end
 of period                                              129,223               309,124                37,940
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                            $11.159(1)            $10.023(2)            $10.077(3)
Value at end of period                                  $13.389               $13.367               $13.356
Number of accumulation units outstanding at end
 of period                                                8,971                15,589                   396
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                            $12.452(1)            $12.698(2)            $12.471(3)
Value at end of period                                  $14.171               $14.148               $14.137
Number of accumulation units outstanding at end
 of period                                              119,841               276,641                19,120
JANUS ASPEN AGGRESSIVE GROWTH
 PORTFOLIO
Value at beginning of period                            $19.683(1)            $15.589(2)            $15.319(3)
Value at end of period                                  $27.178               $27.135               $27.113
Number of accumulation units outstanding at end
 of period                                              112,798               216,673                49,337
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                            $13.489(1)            $13.502(2)            $13.144(3)
Value at end of period                                  $14.886               $14.862               $14.850
Number of accumulation units outstanding at end
 of period                                              104,837               251,840                 7,041

--------------------------------------------------------------------------------


                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                            1999                    1999                   1999
                                                            ----                    ----                   ----
JANUS ASPEN FLEXIBLE INCOME
 PORTFOLIO
Value at beginning of period                            $10.380(1)            $10.622(2)            $10.473(3)
Value at end of period                                  $10.549               $10.532               $10.523
Number of accumulation units outstanding at end
 of period                                               27,998                88,620                 2,088
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                            $14.336(1)            $14.246(4)            $13.194(3)
Value at end of period                                  $16.726               $16.699               $16.686
Number of accumulation units outstanding at end
 of period                                               74,827                29,859                26,860
JANUS ASPEN WORLDWIDE GROWTH
 PORTFOLIO
Value at beginning of period                            $12.638(1)            $11.492(2)            $11.151(3)
Value at end of period                                  $16.730               $16.703               $16.689
Number of accumulation units outstanding at end
 of period                                              177,086               237,116                31,925
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                             $8.255(1)             $8.125(4)             $9.037(3)
Value at end of period                                   $8.744                $8.729                $8.722
Number of accumulation units outstanding at end
 of period                                                4,257                 2,246                 2,018
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period                            $12.055(1)            $11.782(4)            $14.516(6)
Value at end of period                                  $15.823               $15.798               $15.785
Number of accumulation units outstanding at end
 of period                                                  371                   137                    58
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                             $9.997(1)             $9.942(4)
Value at end of period                                  $10.172               $10.155
Number of accumulation units outstanding at end
 of period                                                1,233                    64
PPI MFS CAPITAL OPPORTUNITIES
 PORTFOLIO
Value at beginning of period                            $12.844(1)            $12.653(4)            $11.997(3)
Value at end of period                                  $15.783               $15.758               $15.745
Number of accumulation units outstanding at end
 of period                                               51,669                14,720                 4,667
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                            $12.327(1)            $10.880(2)            $11.165(3)
Value at end of period                                  $16.499               $16.472               $16.459
Number of accumulation units outstanding at end
 of period                                              103,358               109,678                32,821
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                            $11.303(1)            $11.075(2)            $11.020(3)
Value at end of period                                  $13.040               $13.019               $13.008
Number of accumulation units outstanding at end
 of period                                               54,854                89,183                22,796
PPI SCUDDER INTERNATIONAL GROWTH
 PORTFOLIO
Value at beginning of period                            $12.322(1)            $10.375(2)            $10.603(3)
Value at end of period                                  $15.427               $15.403               $15.390
Number of accumulation units outstanding at end
 of period                                               60,619                24,792                12,199
PPI T. ROWE PRICE GROWTH EQUITY
 PORTFOLIO
Value at beginning of period                            $11.814(1)            $11.742(4)            $11.790(3)
Value at end of period                                  $13.443               $13.421               $13.410
Number of accumulation units outstanding at end
 of period                                               26,870                17,657                17,647


-----------------
(1) Funds were first received in this option during November 1999.
(2) Funds were first received in this option during April 1999.
(3) Funds were first received in this option during May 1999.
(4) Funds were first received in this option during October 1999.
(5) Funds were first received in this option during September 1999.
(6) Funds were first received in this option during December 1999.

                         Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE III

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) and 401(k) PLANS
         WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%, 0.80%, AND 0.85% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                    0.75% Total Charges       0.80% Total Charges
                                                    -------------------       -------------------
                                                    1999          1998       1999       1998
                                                    ----          ----       ----       ----
AETNA ASCENT VP
Value at beginning of period                       $9.502     $9.913(1)    $10.101      $10.604(2)
Value at end of period                            $10.784     $9.502       $11.458      $10.101
Number of accumulation units outstanding at end
 of period                                         52,442     43,142       169,078      255,775
AETNA BALANCED VP, INC.
Value at beginning of period                      $10.648    $10.002(1)    $11.358      $10.646(2)
Value at end of period                            $12.006    $10.648       $12.801      $11.358
Number of accumulation units outstanding at end
 of period                                        194,625    183,347     3,380,638    3,962,527
AETNA BOND VP
Value at beginning of period                      $10.502    $10.058(1)    $10.650      $10.157(2)
Value at end of period                            $10.346    $10.502       $10.487      $10.650
Number of accumulation units outstanding at end
 of period                                         51,554     51,916       617,714      771,660
AETNA CROSSROADS VP
Value at beginning of period                       $9.782     $9.936(1)    $10.312      $10.524(2)
Value at end of period                            $10.701     $9.782       $11.275      $10.312
Number of accumulation units outstanding at end
 of period                                         67,538     62,144        93,911      213,970
AETNA GROWTH VP
Value at beginning of period                      $11.449     $9.925(1)    $13.030      $11.326(2)
Value at end of period                            $15.338    $11.449       $17.447      $13.030
Number of accumulation units outstanding at end
 of period                                         28,754     18,200       728,964      303,987
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $10.133     $9.935(1)    $11.108      $10.925(2)
Value at end of period                            $11.809    $10.133       $12.939      $11.108
Number of accumulation units outstanding at end
 of period                                        806,180    773,713    13,348,490   15,809,881
AETNA HIGH YIELD VP
Value at beginning of period                       $9.284    $10.145(4)     $9.241       $9.939(1)
Value at end of period                             $9.864     $9.284        $9.814       $9.241
Number of accumulation units outstanding at end
 of period                                             98          0         6,652       15,411
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $11.286    $10.015(1)    $12.587      $11.117(2)
Value at end of period                            $13.923    $11.286       $15.521      $12.587
Number of accumulation units outstanding at end
 of period                                         81,578     48,831     2,792,639    1,974,900
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $11.183     $9.822(1)    $10.925       $9.576(1)
Value at end of period                            $12.854    $11.183       $12.551      $10.925
Number of accumulation units outstanding at end
 of period                                          3,959      1,623        50,227       80,312
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $9.201     $9.642(1)     $8.843       $9.269(1)
Value at end of period                            $10.117     $9.201        $9.718       $8.843
Number of accumulation units outstanding at end
 of period                                          2,982      1,481        50,270       90,819
AETNA INTERNATIONAL VP
Value at beginning of period                       $9.550     $9.600(5)     $9.795      $10.043(1)
Value at end of period                            $14.344     $9.550       $14.705       $9.795
Number of accumulation units outstanding at end
 of period                                            134          7        43,135       45,801
AETNA LEGACY VP
Value at beginning of period                      $10.054     $9.977(1)    $10.423      $10.359(2)
Value at end of period                            $10.686    $10.054       $11.073      $10.423
Number of accumulation units outstanding at end
 of period                                         19,174     21,150       232,707      418,989

                                                  0.85% Total Charges
                                                  -------------------
                                                   1999       1998
                                                   ----       ----
AETNA ASCENT VP
Value at beginning of period                      $14.113     $13.699(3)
Value at end of period                            $16.002     $14.113
Number of accumulation units outstanding at end
 of period                                        150,454      70,991
AETNA BALANCED VP, INC.
Value at beginning of period                      $15.360     $13.327(3)
Value at end of period                            $17.303     $15.360
Number of accumulation units outstanding at end
 of period                                      1,479,143   1,379,122
AETNA BOND VP
Value at beginning of period                      $12.102     $11.381(3)
Value at end of period                            $11.911     $12.102
Number of accumulation units outstanding at end
 of period                                        637,752     654,765
AETNA CROSSROADS VP
Value at beginning of period                      $13.654     $13.063(3)
Value at end of period                            $14.921     $13.654
Number of accumulation units outstanding at end
 of period                                        121,322     102,916
AETNA GROWTH VP
Value at beginning of period                      $18.036     $13.357(3)
Value at end of period                            $24.137     $18.036
Number of accumulation units outstanding at end
 of period                                         65,690      24,240
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $16.779     $14.694(3)
Value at end of period                            $19.535     $16.779
Number of accumulation units outstanding at end
 of period                                      5,572,187   5,795,667
AETNA HIGH YIELD VP
Value at beginning of period                       $9.238      $9.899(5)
Value at end of period                             $9.806      $9.238
Number of accumulation units outstanding at end
 of period                                          7,192         644
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $18.945     $14.692(3)
Value at end of period                            $23.350     $18.945
Number of accumulation units outstanding at end
 of period                                        611,611     459,428
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $10.921      $9.028(5)
Value at end of period                            $12.540     $10.921
Number of accumulation units outstanding at end
 of period                                         16,931       5,681
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $8.840      $8.464(5)
Value at end of period                             $9.710      $8.840
Number of accumulation units outstanding at end
 of period                                         20,739       6,564
AETNA INTERNATIONAL VP
Value at beginning of period                       $9.792      $9.580(5)
Value at end of period                            $14.693      $9.792
Number of accumulation units outstanding at end
 of period                                         12,523       8,719
AETNA LEGACY VP
Value at beginning of period                      $13.136     $12.497(3)
Value at end of period                            $13.950     $13.136
Number of accumulation units outstanding at end
 of period                                         83,670      61,043

--------------------------------------------------------------------------------


                                                      0.75% Total Charges           0.80% Total Charges
                                                      -------------------           -------------------
                                                      1999          1998          1999            1998
                                                      ----          ----          ----            ----
AETNA MONEY MARKET VP
Value at beginning of period                        $10.283        $10.022(1)     $10.414         $10.136(2)
Value at end of period                              $10.725        $10.283        $10.855         $10.414
Number of accumulation units outstanding at end
 of period                                           23,586         26,810      1,891,667       1,574,454
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                         $8.944         $9.792(1)      $8.900         $10.041(4)
Value at end of period                               $8.503         $8.944         $8.457         $8.900
Number of accumulation units outstanding at end
 of period                                               75              9         21,245          27,225
AETNA SMALL COMPANY VP
Value at beginning of period                         $9.159         $9.812(1)      $9.764         $10.578(2)
Value at end of period                              $11.895         $9.159        $12.675          $9.764
Number of accumulation units outstanding at end
 of period                                           15,498         13,043      1,290,260       1,165,745
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $10.620         $9.921(1)     $11.692         $10.972(2)
Value at end of period                              $12.604        $10.620        $13.870         $11.692
Number of accumulation units outstanding at end
 of period                                           16,091         14,488        356,705         350,826
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                          $9.957(6)                    $10.166(7)
Value at end of period                              $13.801                       $13.796
Number of accumulation units outstanding at end
 of period                                               49                        21,991
AIM V.I. GROWTH FUND
Value a beginning of period                          $9.867(8)                    $10.306(9)
Value at end of period                              $12.111                       $12.106
Number of accumulation units outstanding at end
 of period                                               98                        51,298
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                          $9.275(7)                     $9.280(7)
Value at end of period                              $11.756                       $11.752
Number of accumulation units outstanding at end
 of period                                            2,338                        81,160
AIM V.I. VALUE FUND
Value a beginning of period                          $9.815(6)                     $9.762(6)
Value at end of period                              $11.546                       $11.542
Number of accumulation units outstanding at end
 of period                                            1,011                       166,176
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $10.694        $10.081(1)     $11.254         $10.492(2)
Value at end of period                              $11.912        $10.694        $12.530         $11.254
Number of accumulation units outstanding at end
 of period                                            9,602          9,543         73,943          91,333
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $9.950         $9.914(1)     $10.850         $10.873(2)
Value at end of period                              $10.501         $9.950        $11.445         $10.850
Number of accumulation units outstanding at end
 of period                                           73,216         67,227        833,428         846,660
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $12.150         $9.956(1)     $13.307         $10.887(2)
Value at end of period                              $16.574        $12.150        $18.143         $13.307
Number of accumulation units outstanding at end
 of period                                          110,673         63,727      1,602,406         981,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $9.427         $9.912(1)     $10.530         $11.184(2)
Value at end of period                              $13.346         $9.427        $14.900         $10.530
Number of accumulation units outstanding at end
 of period                                            6,009          4,502         53,817          47,503
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $11.454         $9.912(1)     $12.589         $10.937(2)
Value at end of period                              $14.126        $11.454        $15.518         $12.589
Number of accumulation units outstanding at end
 of period                                           96,687          78,075     1,895,670       2,102,805
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $12.109         $9.887(1)     $13.056         $10.647(2)
Value at end of period                              $27.091        $12.109        $29.195         $13.056
Number of accumulation units outstanding at end
 of period                                          181,271        117,103      2,728,718       1,605,726
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $11.794         $9.856(1)     $12.741         $10.741(2)
Value at end of period                              $14.838        $11.794        $16.022         $12.741
Number of accumulation units outstanding at end
 of period                                           69,363         26,592        815,864         425,125

                                                       0.85% Total Charges
                                                       -------------------
                                                      1999          1998
                                                      ----          ----
AETNA MONEY MARKET VP
Value at beginning of period                        $11.246        $10.799(3)
Value at end of period                              $11.717        $11.246
Number of accumulation units outstanding at end
 of period                                          472,335        396,669
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                         $8.897        $10.041(4)
Value at end of period                               $8.450          8.897
Number of accumulation units outstanding at end
 of period                                            2,945            398
AETNA SMALL COMPANY VP
Value at beginning of period                        $13.728        $13.558(3)
Value at end of period                              $17.810        $13.728
Number of accumulation units outstanding at end
 of period                                           36,864         25,298
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $16.141        $13.404(3)
Value at end of period                              $19.138        $16.141
Number of accumulation units outstanding at end
 of period                                           19,877         15,014
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                         $10.489(7)
Value at end of period                              $13.791
Number of accumulation units outstanding at end
 of period                                            2,863
AIM V.I. GROWTH FUND
Value a beginning of period                         $10.118(7)
Value at end of period                              $12.102
Number of accumulation units outstanding at end
 of period                                           14,758
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                          $9.575(7)
Value at end of period                              $11.748
Number of accumulation units outstanding at end
 of period                                           19,774
AIM V.I. VALUE FUND
Value a beginning of period                         $10.458(9)
Value at end of period                              $11.538
Number of accumulation units outstanding at end
 of period                                           10,688
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $15.005        $13.124(3)
Value at end of period                              $16.697        $15.005
Number of accumulation units outstanding at end
 of period                                          200,068        132,605
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                        $15.220        $13.708(3)
Value at end of period                              $16.047        $15.220
Number of accumulation units outstanding at end
 of period                                          303,704        306,099
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $17.558        $12.857(3)
Value at end of period                              $23.927        $17.558
Number of accumulation units outstanding at end
 of period                                          520,647        399,820
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                        $13.195        $12.182(3)
Value at end of period                              $18.661        $13.195
Number of accumulation units outstanding at end
 of period                                           20,580         13,937
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $17.847        $13.824(3)
Value at end of period                              $21.988        $17.847
Number of accumulation units outstanding at end
 of period                                          303,914        217,720
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $14.152        $10.427(3)
Value at end of period                              $31.629        $14.152
Number of accumulation units outstanding at end
 of period                                          608,435        320,159
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $17.912        $13.744(3)
Value at end of period                              $22.513        $17.912
Number of accumulation units outstanding at end
 of period                                          141,750         47,668

--------------------------------------------------------------------------------


                                                  0.75% Total Charges      0.80% Total Charges
                                                  -------------------      -------------------
                                                    1999       1998        1999         1998
                                                    ----       ----        ----         ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $10.427     $10.062(1)   $10.643      $10.210(2)
Value at end of period                            $10.515     $10.427      $10.727      $10.643
Number of accumulation units outstanding at end
 of period                                          6,855       6,947      300,761      367,677
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $11.666      $9.810(1)   $12.836      $10.918(2)
Value at end of period                            $16.673     $11.666      $18.335      $12.836
Number of accumulation units outstanding at end
 of period                                         73,998      41,104    1,206,255      434,913
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $10.217      $9.953(1)   $12.009      $11.798(2)
Value at end of period                            $16.676     $10.217      $19.592      $12.009
Number of accumulation units outstanding at end
 of period                                        211,807     167,606    4,837,241    4,480,348
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $7.696      $9.791(1)    $8.415      $10.922(2)
Value at end of period                             $8.715      $7.696       $9.524       $8.415
Number of accumulation units outstanding at end
 of period                                         10,960      13,175       92,365      140,250
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                      $10.027      $9.713(1)   $10.050      $10.001(4)
Value at end of period                            $15.772     $10.027      $15.800      $10.050
Number of accumulation units outstanding at end
 of period                                          2,178         535        8,820        2,686
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.935     $10.029(4)    $9.926      $10.025(1)
Value at end of period                            $10.139      $9.935      $10.125       $9.926
Number of accumulation units outstanding at end
 of period                                          1,052         925        4,198       18,786
PPI CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $10.653      $9.963(1)   $12.055      $11.274(2)
Value at end of period                            $15.732     $10.653      $17.793      $12.055
Number of accumulation units outstanding at end
 of period                                         57,584      49,316      343,239      376,471
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $10.982      $9.828(1)   $11.846      $10.687(2)
Value at end of period                            $16.446     $10.982      $17.731      $11.846
Number of accumulation units outstanding at end
 of period                                        161,338     139,547    2,991,235    3,491,454
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.558      $9.917(1)   $11.682      $11.019(2)
Value at end of period                            $12.998     $10.558      $14.375      $11.682
Number of accumulation units outstanding at end
 of period                                         52,317      46,475      541,625      750,388
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                       $9.781     $10.009(1)   $11.041      $11.338(2)
Value at end of period                            $15.378      $9.781      $17.351      $11.041
Number of accumulation units outstanding at end
 of period                                         37,463      34,688      721,190      850,743
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $11.036      $9.961(1)   $12.153      $10.967(2)
Value at end of period                            $13.399     $11.036      $14.748      $12.153
Number of accumulation units outstanding at end
 of period                                         52,086      42,865      869,106    1,058,534

                                                  0.85% Total Charges
                                                  -------------------
                                                    1999       1998
                                                    ----       ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.078     $12.306(3)
Value at end of period                            $13.175     $13.078
Number of accumulation units outstanding at end
 of period                                         35,683      25,566
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.841     $13.512(3)
Value at end of period                            $25.471     $17.841
Number of accumulation units outstanding at end
 of period                                        538,138     446,603
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $17.615     $14.300(3)
Value at end of period                            $28.723     $17.615
Number of accumulation units outstanding at end
 of period                                        864,936     710,851
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $9.645     $11.047(3)
Value at end of period                            $10.911      $9.645
Number of accumulation units outstanding at end
 of period                                         28,939      14,190
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                      $10.046      $9.275(5)
Value at end of period                            $15.787     $10.046
Number of accumulation units outstanding at end
 of period                                         10,762       7,592
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.922      $9.935(5)
Value at end of period                            $10.116      $9.922
Number of accumulation units outstanding at end
 of period                                          5,761       2,776
PPI CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $15.706     $12.661(3)
Value at end of period                            $23.171     $15.706
Number of accumulation units outstanding at end
 of period                                        399,213     382,755
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.800     $10.399(3)
Value at end of period                            $19.150     $12.800
Number of accumulation units outstanding at end
 of period                                        822,854     706,142
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.661      $8.861(3)
Value at end of period                            $13.112     $10.661
Number of accumulation units outstanding at end
 of period                                        681,109     616,205
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $13.628     $11.868(3)
Value at end of period                            $21.405     $13.628
Number of accumulation units outstanding at end
 of period                                        471,226     434,054
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.895     $13.562(3)
Value at end of period                            $20.493     $16.895
Number of accumulation units outstanding at end
 of period                                        195,928     129,123


-----------------
(1) Funds were first received in this option during June 1998.
(2) Funds were first received in this option during May 1998.
(3) Funds were first received in this option during January 1998.
(4) Funds were first received in this option during July 1998.
(5) Funds were first received in this option during August 1998.

(6) Funds were first received in this option during May 1999.
(7) Funds were first received in this option during June 1999.
(8) Funds were first received in this option during August 1999.
(9) Funds were first received in this option during July 1999.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE IV

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% AND 0.95%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods ended December 31, 1999, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                             0.90% Total
                                               Charges
                                       -----------------------
                                       1999               1998
                                       ----               ----
AETNA ASCENT VP
Value at beginning of period         $9.953          $9.227(1)
Value at end of period              $11.279          $9.953
Number of accumulation units
 outstanding at end of period        19,046              212
AETNA BALANCED VP, INC.
Value at beginning of period        $11.157          $10.451(3)
Value at end of period              $12.561          $11.157
Number of accumulation units
 outstanding at end of period       $13,521            1,648
AETNA BOND VP
Value at beginning of period        $10.654          $10.070(4)
Value at end of period              $10.481          $10.654
Number of accumulation units
 outstanding at end of period         2,670              383
AETNA CROSSROADS VP
Value at beginning of period        $10.489(5)
Value at end of period              $11.115
Number of accumulation units
 outstanding at end of period         4,102
AETNA GROWTH VP
Value at beginning of period        $12.681          $10.958(3)
Value at end of period              $16.962          $12.681
Number of accumulation units
 outstanding at end of period         4,182              628
AETNA GROWTH AND INCOME VP
Value at beginning of period        $10.804          $10.562(4)
Value at end of period              $12.572          $10.804
Number of accumulation units
 outstanding at end of period       128,637            8,243
AETNA HIGH YIELD VP
Value at beginning of period         $9.802(7)
Value at end of period               $9.797
Number of accumulation units
 outstanding at end of period           146
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period        $12.206          $10.648(4)
Value at end of period              $15.036          $12.206
Number of accumulation units
 outstanding at end of period        14,614            2,384
AETNA INDEX PLUS MID CAP VP
Value at beginning of period        $11.099(10)
Value at end of period              $12.529
Number of accumulation units
 outstanding at end of period            42
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period         $8.837           $9.582(8)
Value at end of period               $9.702           $8.837
Number of accumulation units
 outstanding at end of period           586               62
AETNA INTERNATIONAL VP
Value at beginning of period        $11.286(10)
Value at end of period              $14.680
Number of accumulation units
 outstanding at end of period            24
AETNA LEGACY VP
Value at beginning of period        $10.351          $10.390(11)
Value at end of period              $10.986          $10.351
Number of accumulation units
 outstanding at end of period           549               37

                                                     0.95% Total Charges
                               -----------------------------------------------------
                                 1999         1998            1997           1996
                                 ----         ----            ----           ----
AETNA ASCENT VP
Value at beginning of period     $14.076      $13.624         $11.472        $10.000(2)
Value at end of period           $15.944      $14.076         $13.624        $11.472
Number of accumulation units
 outstanding at end of period     75,808       75,369         119,471         20,237
AETNA BALANCED VP, INC.
Value at beginning of period     $15.320      $13.226         $10.902        $10.000(2)
Value at end of period           $17.240      $15.320         $13.226        $10.902
Number of accumulation units
 outstanding at end of period    565,751      468,468         986,711        702,222
AETNA BOND VP
Value at beginning of period     $12.070      $11.268         $10.503        $10.000(2)
Value at end of period           $11.867      $12.070         $11.268        $10.503
Number of accumulation units
 outstanding at end of period    228,114      187,653         251,156        161,765
AETNA CROSSROADS VP
Value at beginning of period     $13.618      $12.980         $11.146        $10.000(2)
Value at end of period           $14.867      $13.618         $12.980        $11.146
Number of accumulation units
 outstanding at end of period     75,297      105,586         117,725          7,882
AETNA GROWTH VP
Value at beginning of period     $18.005      $13.202         $12.787(6)
Value at end of period           $24.071      $18.005         $13.202
Number of accumulation units
 outstanding at end of period     53,957       25,778           1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period     $16.735      $14.756         $11.469        $10.000(2)
Value at end of period           $19.464      $16.736         $14.756        $11.469
Number of accumulation units
 outstanding at end of period  2,450,338    2,224,467       3,760,076      2,876,728
AETNA HIGH YIELD VP
Value at beginning of period      $9.231      $10.078(8)
Value at end of period            $9.789       $9.231
Number of accumulation units
 outstanding at end of period     14,009          799
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period     $18.902      $14.500         $10.934        $10.000(9)
Value at end of period           $23.273      $18.902         $14.500        $10.934
Number of accumulation units
 outstanding at end of period    297,994      108,387          62,360          2,697
AETNA INDEX PLUS MID CAP VP
Value at beginning of period     $10.913      $10.108(11)
Value at end of period           $12.519      $10.913
Number of accumulation units
 outstanding at end of period      2,500          564
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period      $8.834       $9.366(12)
Value at end of period            $9.694       $8.834
Number of accumulation units
 outstanding at end of period     16,330        2,625
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785      $10.103(11)
Value at end of period           $14.668       $9.785
Number of accumulation units
 outstanding at end of period      4,750        1,247
AETNA LEGACY VP
Value at beginning of period     $13.102      $12.369         $10.905        $10.000(2)
Value at end of period           $13.899      $13.102         $12.369        $10.905
Number of accumulation units
 outstanding at end of period     38,639       55,494          47,726             61

--------------------------------------------------------------------------------


                                                0.90% Total
                                                  Charges
                                    -----------------------------------
                                         1999            1998
                                         ----            ----
AETNA MONEY MARKET VP
Value at beginning of period            $10.381         $10.297(1)
Value at end of period                  $10.811         $10.381
Number of accumulation units
 outstanding at end of period            11,232           1,235
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period             $9.513         $10.939(3)
Value at end of period                  $12.336          $9.513
Number of accumulation units
 outstanding at end of period             6,872           2,604
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $11.462         $10.515(4)
Value at end of period                  $13.583         $11.462
Number of accumulation units
 outstanding at end of period             6,154           3,526
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period            $11.422(7)
Value at end of period                  $12.098
Number of accumulation units
 outstanding at end of period               264
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period            $10.450(16)
Value at end of period                  $11.534
Number of accumulation units
 outstanding at end of period               617
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $11.320(5)
Value at end of period                  $12.414
Number of accumulation units
 outstanding at end of period             3,589
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $10.671          $9.265(17)
Value at end of period                  $11.245         $10.671
Number of accumulation units
 outstanding at end of period             6,809              20
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $12.978         $10.757(3)
Value at end of period                  $17.677         $12.978
Number of accumulation units
 outstanding at end of period             9,393           1,343
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $13.705(7)
Value at end of period                  $14.905
Number of accumulation units
 outstanding at end of period             2,474
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period            $12.293         $10.737(4)
Value at end of period                  $15.138         $12.293
Number of accumulation units
 outstanding at end of period            25,519           1,038
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $12.830         $10.787(3)
Value at end of period                  $28.662         $12.830
Number of accumulation units
 outstanding at end of period            17,145             353

                                                             0.95% Total Charges
                                    --------------------------------------------------------------------
                                         1999             1998             1997            1996
                                         ----             ----             ----            ----
AETNA MONEY MARKET VP
Value at beginning of period            $11.217          $10.738          $10.277         $10.000(2)
Value at end of period                  $11.675          $11.217          $10.738         $10.277
Number of accumulation units
 outstanding at end of period           392,226          127,186          147,123          39,811
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period             $8.891          $10.053(11)
Value at end of period                   $8.436           $8.891
Number of accumulation units
 outstanding at end of period            17,118           15,245
AETNA SMALL COMPANY VP
Value at beginning of period            $13.704          $13.684          $13.119(13)
Value at end of period                  $17.762          $13.704          $13.684
Number of accumulation units
 outstanding at end of period            54,303           44,944            2,124
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $16.113          $13.290          $12.912(13)
Value at end of period                  $19.085          $16.113          $13.290
Number of accumulation units
 outstanding at end of period            42,540           29,112              587
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period            $10.487(14)
Value at end of period                  $13.781
Number of accumulation units
 outstanding at end of period              613
AIM V.I. GROWTH FUND
Value at beginning of period             $9.465(15)
Value at end of period                  $12.094
Number of accumulation units
 outstanding at end of period             6,722
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period            $10.261(16)
Value at end of period                  $11.740
Number of accumulation units
 outstanding at end of period            10,352
AIM V.I. VALUE FUND
Value at beginning of period             $9.827(14)
Value at end of period                  $11.530
Number of accumulation units
 outstanding at end of period            14,638
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $14.965          $12.994          $10.924         $10.000(2)
Value at end of period                  $16.636          $14.965          $12.994         $10.924
Number of accumulation units
 outstanding at end of period           117,902           95,020           93,905          19,808
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $15.180          $13.729          $10.819         $10.000(2)
Value at end of period                  $15.989          $15.180          $13.729         $10.819
Number of accumulation units
 outstanding at end of period           188,394          147,150          125,669          27,639
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $17.512          $12.674          $10.362         $10.000(2)
Value at end of period                  $23.840          $17.512          $12.674         $10.362
Number of accumulation units
 outstanding at end of period           345,699          165,194          150,612          54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $13.160          $11.783          $10.664         $10.000(2)
Value at end of period                  $18.593          $13.160          $11.783         $10.664
Number of accumulation units
 outstanding at end of period            10,723            9,217           20,273           3,820
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period            $17.800          $13.825          $11.243         $10.000(2)
Value at end of period                  $21.908          $17.800          $13.825         $11.243
Number of accumulation units
 outstanding at end of period           357,610          254,734          266,396          95,199
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $14.114          $10.613           $9.510         $10.000(2)
Value at end of period                  $31.514          $14.114          $10.613          $9.510
Number of accumulation units
 outstanding at end of period           638,670          375,663          416,100         125,232

--------------------------------------------------------------------------------


                                            0.90% Total
                                              Charges                                  0.95% Total Charges
                                   ----------------------------- ---------------------------------------------------------------
                                     1999          1998           1999       1998            1997            1996
                                     ----          ----           ----       ----            ----            ----
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $12.490       $10.570(3)    $17.865     $13.431         $11.105         $10.000(2)
Value at end of period              $15.690       $12.490       $22.431     $17.865         $13.431         $11.105
Number of accumulation units
 outstanding at end of period         5,703           479       232,279      81,983          42,699           9,188
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $10.638       $10.232(3)    $13.043     $12.069         $10.902         $10.000(9)
Value at end of period              $10.712       $10.638       $13.127     $13.043         $12.069         $10.902
Number of accumulation units
 outstanding at end of period         5,764           393        69,212      36,740          29,665           1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $12.464       $10.569(12)   $17.794     $13.242         $10.891         $10.000(2)
Value at end of period              $17.786       $12.464       $25.378     $17.794         $13.242         $10.891
Number of accumulation units
 outstanding at end of period        11,348           128       187,296      53,448          92,666          39,841
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $11.745       $10.606(4)    $17.569     $13.757         $11.370         $10.000(2)
Value at end of period              $19.141       $11.745       $28.619     $17.569         $13.757         $11.370
Number of accumulation units
 outstanding at end of period        26,947         5,140       643,914     427,855         555,448         151,935
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                     $9.619     $12.082         $11.383         $10.000(2)
Value at end of period                                          $10.871      $9.619         $12.082         $11.383
Number of accumulation units
 outstanding at end of period                                    51,656      51,077          85,577           5,295
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                                    $10.039     $10.182(8)
Value at end of period                                          $15.760     $10.039
Number of accumulation units
 outstanding at end of period                                       544         144
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                                     $9.915     $10.037(8)
Value at end of period                                          $10.099      $9.915
Number of accumulation units
 outstanding at end of period                                     1,106         614
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period        $11.654       $11.183(3)    $15.664     $12.478         $12.296(18)
Value at end of period              $17.184       $11.654       $23.087     $15.664         $12.478
Number of accumulation units
 outstanding at end of period        11,687           957       121,012     103,317          96,338
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $11.462       $10.233(12)   $12.767      $9.940         $10.062(18)
Value at end of period              $17.139       $11.462       $19.080     $12.767          $9.940
Number of accumulation units
 outstanding at end of period        20,776           236       684,437     626,638         795,375
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $11.375       $10.954(3)    $10.633      $8.727          $8.897(18)
Value at end of period              $13.982       $11.375       $13.064     $10.633          $8.727
Number of accumulation units
 outstanding at end of period         8,901           828       259,783     237,867         484,407
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $11.029       $10.020(1)    $13.592     $11.522         $11.376(18)
Value at end of period              $17.314       $11.029       $21.327     $13.592         $11.522
Number of accumulation units
 outstanding at end of period        15,231            10       248,204     234,075         351,150
PPI T. ROWE PRICE
GROWTH EQUITY PORTFOLIO
Value at beginning of period        $11.792       $10.840(3)    $16.851     $13.332         $13.062(18)
Value at end of period              $14.296       $11.792       $20.418     $16.851         $13.332
Number of accumulation units
 outstanding at end of period         6,405           169       257,759     197,938         238,562


-----------------
 (1) Funds were first received in this option during October 1998.
 (2) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (3) Funds were first received in this option during April 1998.

--------------------------------------------------------------------------------
 (4) Funds were first received in this option during March 1998.
 (5) Funds were first received in this option during August 1999.
 (6) Funds were first received in this option during August 1997.
 (7) Funds were first received in this option during December 1999.
 (8) Funds were first received in this option during July 1998.
 (9) The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(10) Funds were first received in this option during September 1999.
(11) Funds were first received in this option during May 1998.
(12) Funds were first received in this option during June 1998.
(13) Funds were first received in this option during December 1997.
(14) Funds were first received in this option during June 1999.
(15) Funds were first received in this option during May 1999.
(16) Funds were first received in this option during July 1999.
(17) Funds were first received in this option during September 1998.
(18) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                     TABLE V

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                   1999            1998              1997             1996
                                   ----            ----              ----             ----
AETNA ASCENT VP
Value at beginning of period       $14.057        $13.613           $11.468          $10.000(1)
Value at end of period             $15.915        $14.057           $13.613          $11.468
Number of accumulation units
 outstanding at end of period      412,579        520,438            14,463               13
AETNA BALANCED VP, INC.
Value at beginning of period       $15.300        $13.215           $13.054(2)
Value at end of period             $17.208        $15.300           $13.215
Number of accumulation units
 outstanding at end of period    2,306,988      2,019,116            57,737
AETNA BOND VP
Value at beginning of period       $12.054        $11.258           $10.500          $10.000(1)
Value at end of period             $11.846        $12.054           $11.258          $10.500
Number of accumulation units
 outstanding at end of period    1,191,777        802,876            64,958              679
AETNA CROSSROADS VP
Value at beginning of period       $13.600        $12.970           $12.945(3)
Value at end of period             $14.840        $13.600           $12.970
Number of accumulation units
 outstanding at end of period      122,393        168,964             2,786
AETNA GROWTH VP
Value at beginning of period       $17.989        $12.674(4)
Value at end of period             $24.039        $17.989
Number of accumulation units
 outstanding at end of period      550,970        194,081
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $16.713        $14.744           $11.465          $10.000(1)
Value at end of period             $19.429        $16.713           $14.744          $11.465
Number of accumulation units
 outstanding at end of period   12,501,599      9,871,041           362,675           13,125
AETNA HIGH YIELD VP
Value at beginning of period        $9.228         $9.149(5)
Value at end of period              $9.781         $9.228
Number of accumulation units
 outstanding at end of period       11,322          9,211
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $18.880        $14.491           $14.289(6)
Value at end of period             $23.235        $18.880           $14.491
Number of accumulation units
 Outstanding at end of period    1,544,113        648,540                29
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $10.909         $7.996(5)
Value at end of period             $12.508        $10.909
Number of accumulation units
 outstanding at end of period       62,742         24,016
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period        $8.831         $9.580(7)
Value at end of period              $9.686         $8.831
Number of accumulation units
 outstanding at end of period       63,842         27,047
AETNA INTERNATIONAL VP
Value at beginning of period        $9.781        $10.061(8)
Value at end of period             $14.656         $9.781
Number of accumulation units
 outstanding at end of period       54,742         14,898
AETNA LEGACY VP
Value at beginning of period       $13.084        $12.358           $12.242(9)
Value at end of period             $13.874        $13.084           $12.358
Number of accumulation units
 outstanding at end of period      197,881        190,406                64

--------------------------------------------------------------------------------


                                          1999              1998                 1997             1996
                                          ----              ----                 ----             ----
AETNA MONEY MARKET VP
Value at beginning of period             $11.202            $10.729            $10.274           $10.000(1)
Value at end of period                   $11.654            $11.202            $10.729           $10.274
Number of accumulation units
 outstanding at end of period          2,142,834          1,039,909             65,496             1,551
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period              $8.888             $9.214(5)
Value at end of period                    $8.429             $8.888
Number of accumulation units
 outstanding at end of period             11,150              6,500
AETNA SMALL COMPANY VP
Value at beginning of period             $13.692            $14.234(10)
Value at end of period                   $17.737            $13.692
Number of accumulation units
 outstanding at end of period            405,202            404,068
AETNA VALUE OPPORTUNITY VP
Value at beginning of period             $16.099            $12.765(4)
Value at end of period                   $19.059            $16.099
Number of accumulation units
 outstanding at end of period             94,639             98,683
AIM V.I. CAPITAL
 APPRECIATION FUND
Value at beginning of period              $9.821(11)
Value at end of period                   $13.777
Number of accumulation units
 outstanding at end of period             13,134
AIM V.I. GROWTH FUND
Value at beginning of period              $9.382(11)
Value at end of period                   $12.090
Number of accumulation units
 outstanding at end of period             32,099
AIM V.I. GROWTH AND
 INCOME FUND
Value at beginning of period              $9.939(11)
Value at end of period                   $11.736
Number of accumulation units
 outstanding at end of period            160,745
AIM V.I. VALUE FUND
Value at beginning of period              $9.747(11)
Value at end of period                   $11.526
Number of accumulation units
 outstanding at end of period             43,172
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period             $14.945            $12.983            $12.982(12)
Value at end of period                   $16.606            $14.945            $12.983
Number of accumulation units
 outstanding at end of period            178,990            108,344             25,620
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period             $15.160            $13.718            $13.438(12)
Value at end of period                   $15.960            $15.160            $13.718
Number of accumulation units
 outstanding at end of period            363,066            409,327             29,808
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period             $17.489            $12.663            $10.358           $10.000(1)
Value at end of period                   $23.797            $17.489            $12.663           $10.358
Number of accumulation units
 outstanding at end of period          1,055,742            581,798             61,043                21
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period             $13.143            $11.774            $11.818(6)
Value at end of period                   $18.559            $13.143            $11.774
Number of accumulation units
 outstanding at end of period             53,000             44,183              1,294
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period             $17.776            $13.814            $11.239           $10.000(1)
Value at end of period                   $21.868            $17.776            $13.814           $11.239
Number of accumulation units
 outstanding at end of period          1,508,807          1,138,180            139,417            20,020

--------------------------------------------------------------------------------


                                   1999           1998                 1997             1996
                                   ----           ----                 ----             ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $14.096        $10.604             $9.507           $10.000(1)
Value at end of period             $31.457        $14.096            $10.604            $9.507
Number of accumulation units
 outstanding at end of period    1,788,826        997,760            106,350            17,055
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $17.841        $13.420            $13.490(12)
Value at end of period             $22.390        $17.841            $13.420
Number of accumulation units
 outstanding at end of period      695,263        184,550              5,846
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $13.026        $12.059            $10.857(13)
Value at end of period             $13.104        $13.026            $12.059
Number of accumulation units
 outstanding at end of period      460,612        414,151             12,527
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $17.770        $13.231            $10.929(13)
Value at end of period             $25.332        $17.770            $13.231
Number of accumulation units
 outstanding at end of period      535,269        220,151             17,098
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $17.545        $13.746            $11.366           $10.000(1)
Value at end of period             $28.567        $17.545            $13.746           $11.366
Number of accumulation units
 outstanding at end of period    2,675,141      2,151,202            207,630            36,305
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $9.606        $12.072            $13.838(12)
Value at end of period             $10.851         $9.606            $12.072
Number of accumulation units
 outstanding at end of period       87,038         75,695             12,963
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period       $10.036         $9.484(14)
Value at end of period             $15.747        $10.036
Number of accumulation units
 outstanding at end of period       20,246          5,395
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $9.912         $9.991(8)
Value at end of period             $10.091         $9.912
Number of accumulation units
 outstanding at end of period       12,847          7,329
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period       $15.644        $12.467            $12.287(6)
Value at end of period             $23.045        $15.644            $12.467
Number of accumulation units
 outstanding at end of period      416,660        291,492             68,968
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period       $12.750         $9.932            $10.054(6)
Value at end of period             $19.045        $12.750             $9.932
Number of accumulation units
 outstanding at end of period    2,526,497      2,223,125            180,890
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period       $10.619         $8.720             $8.890(6)
Value at end of period             $13.040        $10.619             $8.720
Number of accumulation units
 outstanding at end of period      854,700        741,693             55,616
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $13.574        $11.512            $11.367(6)
Value at end of period             $21.289        $13.574            $11.512
Number of accumulation units
 outstanding at end of period      868,603        715,389             80,978

--------------------------------------------------------------------------------


                                   1999         1998            1997          1996
                                   ----         ----            ----          ----
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period      $16.829      $13.321         $13.052(6)
Value at end of period            $20.381      $16.829         $13.321
Number of accumulation units
 outstanding at end of period     666,142      767,053         65,906


-----------------
 (1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (2) Funds were first received in this option during July 1997.
 (3) Funds were first received in this option during September 1997.
 (4) Funds were first received in this option during January 1998.
 (5) Funds were first received in this option during September 1998.
 (6) Funds were first received in this option during November 1997.
 (7) Funds were first received in this option during July 1998.
 (8) Funds were first received in this option during May 1998.
 (9) Funds were first received in this option during February 1997.
(10) Funds were first received in this option during February 1998.
(11) Funds were first received in this option during May 1999.
(12) Funds were first received in this option during October 1997.
(13) Funds were first received in this option during January 1997.
(14) Funds were first received in this option during August 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE VI

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% and 1.10%
    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                             1.05% Total Charges                             1.10% Total Charges
                                --------------------------------------------- --------------------------------------------------
                                  1999         1998            1997            1999            1998           1997
                                  ----         ----            ----            ----            ----           ----
AETNA ASCENT VP
Value at beginning of period     $14.039      $13.602         $11.629(1)      $14.020         $13.590        $13,275(2)
Value at end of period           $15.886      $14.039         $13.602         $15.857         $14.020        $13.590
Number of accumulation units
 outstanding at end of period     33,325       55,886          24,508          29,411           9,573             42
AETNA BALANCED VP, INC.
Value at beginning of period     $15.279      $13.204         $12.677(3)      $15.259         $13.194        $12.915(2)
Value at end of period           $17.177      $15.279         $13.204         $17.146         $15.259        $13.194
Number of accumulation units
 outstanding at end of period    103,305       61,615           4,205          79,953          10,484            294
AETNA BOND VP
Value at beginning of period     $12.038      $11.249         $10.587(1)      $12.022         $11.240        $11.219(4)
Value at end of period           $11.824      $12.038         $11.249         $11.803         $12.022        $11.240
Number of accumulation units
 outstanding at end of period     54,350       50,220          11,619          24,571           2,532              6
AETNA CROSSROADS VP
Value at beginning of period     $13.582      $12.959         $11.292(1)      $13.564         $12.949        $12.904(2)
Value at end of period           $14.813      $13.582         $12.959         $14.786         $13.564        $12.949
Number of accumulation units
 outstanding at end of period     40,690       38,257          12,847          51,462          14,611             14
AETNA GROWTH VP
Value at beginning of period     $17.974      $13.192         $13.184(5)      $17.958         $13.188        $13.325(2)
Value at end of period           $24.006      $17.974         $13.192         $23.973         $17.958        $13.188
Number of accumulation units
 outstanding at end of period     44,979       23,219              31          14,643           1,761             37
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $16.691      $14.732         $12.312(1)      $16.669         $14.720        $14.520(2)
Value at end of period           $19.393      $16.691         $14.732         $19.358         $16.669        $14.720
Number of accumulation units
 outstanding at end of period    341,405      326,490          44,425         143,472          33,836            570
AETNA HIGH YIELD VP
Value at beginning of period      $9.225       $9.995(6)                       $9.222          $9.096(7)
Value at end of period            $9.772       $9.225                          $9.764          $9.222
Number of accumulation units
 outstanding at end of period        447          110                              51              10
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $18.859      $14.481         $14.043(3)      $18.837         $14.472        $14.078(2)
Value at end of period           $23.196      $18.859         $14.481         $23.158         $18.837        $14.472
Number of accumulation units
 Outstanding at end of period     61,200       51,170           1,083          65,999          10,488            215
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.906       $9.624(8)                      $10.902          $9.772(9)
Value at end of period           $12.498      $10.906                         $12.487         $10.902
Number of accumulation units
 outstanding at end of period        460          168                           1,327               3
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.827       $9.530(8)                       $8.476(10)
Value at end of period            $9.677       $8.827                          $9.669
Number of accumulation units
 outstanding at end of period      1,538          330                           1,596
AETNA INTERNATIONAL VP
Value at beginning of period      $9.778       $8.935(11)                      $9.800(10)
Value at end of period           $14.643       $9.778                         $14.631
Number of accumulation units
 outstanding at end of period        417          182                             767

--------------------------------------------------------------------------------


                                               1.05% Total Charges
                                --------------------------------------------------
                                    1999            1998           1997
                                    ----            ----           ----
AETNA LEGACY VP
Value at beginning of period       $13.067         $12.348        $11.009(1)
Value at end of period             $13.848         $13.067        $12.348
Number of accumulation units
 outstanding at end of period       38,755          62,453          6,221
AETNA MONEY MARKET VP
Value at beginning of period       $11.187         $10.720        $10.322(1)
Value at end of period             $11.632         $11.187        $10.720
Number of accumulation units
 outstanding at end of period       47,453          43,461          1,863
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period        $8.885          $9.899(6)
Value at end of period              $8.421          $8.885
Number of accumulation units
 outstanding at end of period          171             131
AETNA SMALL COMPANY VP
Value at beginning of period       $13.680         $13.674        $12.485(3)
Value at end of period             $17.713         $13.680        $13.674
Number of accumulation units
 outstanding at end of period        6,350           5,235            125
AETNA VALUE OPPORTUNITY VP
Value at beginning of period       $16.085         $13.281        $12.796(5)
Value at end of period             $19.033         $16.085        $13.281
Number of accumulation units
 outstanding at end of period        4,556           3,648             17
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $9.877(13)
Value at end of period             $13.772
Number of accumulation units
 outstanding at end of period          611
AIM V.I. GROWTH FUND
Value at beginning of period        $9.632(13)
Value at the of period             $12.085
Number of accumulation units
 outstanding at end of period          957
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period        $9.842(15)
Value at end of period             $11.732
Number of accumulation units
 outstanding at end of period       10,546
AIM V.I. VALUE FUND
Value at beginning of period       $10.384(14)
Value at end of period             $11.522
Number of accumulation units
 outstanding at end of period        3,085
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period       $14.926         $12.972        $12.278(3)
Value at end of period             $16.576         $14.926        $12.972
Number of accumulation units
 outstanding at end of period        8,581          25,822            766
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period       $15.140         $13.706        $11.435(1)
Value at end of period             $15.931         $15.140        $13.706
Number of accumulation units
 outstanding at end of period       62,832          81,062         34,010
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period       $17.466         $12.653        $10.988(1)
Value at end of period             $23.754         $17.466        $12.653
Number of accumulation units
 outstanding at end of period       96,712          65,095         22,425
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period       $13.126         $11.764        $10.798(1)
Value at end of period             $18.525         $13.126        $11.764
Number of accumulation units
 outstanding at end of period        7,698           9,113          3,858

                                                  1.10% Total Charges
                                --------------------------------------------------------
                                     1999             1998             1997
                                     ----             ----             ----
AETNA LEGACY VP
Value at beginning of period        $13.050          $12.338          $12.223(12)
Value at end of period              $13.823          $13.050          $12.338
Number of accumulation units
 outstanding at end of period        23,031            3,369              851
AETNA MONEY MARKET VP
Value at beginning of period        $11.172          $10.711          $10.663(2)
Value at end of period              $11.611          $11.172          $10.711
Number of accumulation units
 outstanding at end of period        25,798            6,784              145
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.882           $9.159(7)
Value at end of period               $8.414           $8.882
Number of accumulation units
 outstanding at end of period           383               16
AETNA SMALL COMPANY VP
Value at beginning of period        $13.668          $13.669          $13.331(2)
Value at end of period              $17.689          $13.668          $13.669
Number of accumulation units
 outstanding at end of period         7,548            6,323              650
AETNA VALUE OPPORTUNITY VP
Value at beginning of period        $16.071          $13.276          $12.952(2)
Value at end of period              $19.007          $16.071          $13.276
Number of accumulation units
 outstanding at end of period         1,480            1,219               46
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.778(14)
Value at end of period              $13.767
Number of accumulation units
 outstanding at end of period           251
AIM V.I. GROWTH FUND
Value at beginning of period        $10.484(14)
Value at the of period              $12.081
Number of accumulation units
 outstanding at end of period            34
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period        $10.373(14)
Value at end of period              $11.728
Number of accumulation units
 outstanding at end of period           281
AIM V.I. VALUE FUND
Value at beginning of period        $10.159(14)
Value at end of period              $11.518
Number of accumulation units
 outstanding at end of period           500
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $14.906          $13.068(16)
Value at end of period              $16.546          $14.906
Number of accumulation units
 outstanding at end of period        10,085            1,048
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period        $15.120          $13.695          $13.343(2)
Value at end of period              $15.902          $15.120          $13.695
Number of accumulation units
 outstanding at end of period        39,294            4,490              589
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $17.443          $12.643          $12.740(2)
Value at end of period              $23.710          $17.443          $12.643
Number of accumulation units
 outstanding at end of period        59,684           13,478              416
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.108          $11.754          $11.651(4)
Value at end of period              $18.492          $13.108          $11.754
Number of accumulation units
 outstanding at end of period         9,933            1,860                5

--------------------------------------------------------------------------------


                                             1.05% Total Charges                           1.10% Total Charges
                                --------------------------------------------------   --------------------------------------
                                  1999         1998            1997         1999         1998            1997
                                  ----         ----            ----         ----         ----            ----
FIDELITY VIP II
CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period     $17.753      $13.802         $12.865(3)   $17.729      $13.791         $13.502(2)
Value at end of period           $21.828      $17.753         $13.802      $21.789      $17.729         $13.791
Number of accumulation units
 outstanding at end of period     82,955       90,950           9,650       45,203        5,768             110
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $14.077      $10.596          $8.894(1)   $14.059      $10.587         $10.337(2)
Value at end of period           $31.400      $14.077         $10.596      $31.343      $14.059         $10.587
Number of accumulation units
 outstanding at end of period    157,088      114,249          38,785       64,071        3,032             269
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $17.818      $13.409         $11.587(1)   $17.794      $13.398         $13.138(2)
Value at end of period           $22.350      $17.818         $13.409      $22.309      $17.794         $13.398
Number of accumulation units
 outstanding at end of period     78,372       37,434          14,527       28,646        4,709             256
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $13.009      $12.049         $11.571(3)   $12.992      $12.039         $11.872(2)
Value at end of period           $13.080      $13.009         $12.049      $13.056      $12.992         $12.039
Number of accumulation units
 outstanding at end of period     25,083       13,507             700        7,040        2,780              12
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $17.747      $13.220         $13.078(3)   $17.723      $13.209         $12.995(2)
Value at end of period           $25.286      $17.747         $13.220      $25.240      $17.723         $13.209
Number of accumulation units
 outstanding at end of period     49,883       45,804           7,726       25,768        2,555             498
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $17.522      $13.735         $12.089(1)   $17.499      $13.724         $13.565(2)
Value at end of period           $28.515      $17.522         $13.735      $28.463      $17.499         $13.724
Number of accumulation units
 outstanding at end of period    199,510      202,768          59,673       65,151       14,918             971
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $9.594      $12.062         $12.407(3)    $9.581       $8.980(11)
Value at end of period           $10.831       $9.594         $12.062      $10.812       $9.581
Number of accumulation units
 outstanding at end of period      3,378        2,961             791        1,354           31
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.032       $9.801(6)                   $10.029      $10.160(8)
Value at end of period           $15.734      $10.032                      $15.721      $10.029
Number of accumulation units
 outstanding at end of period        494          180                          966           27
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.908       $9.582(17)                   $9.905       $9.720(7)
Value at end of period           $10.082       $9.908                      $10.074       $9.905
Number of accumulation units
 outstanding at end of period        243            5                          783           22
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period     $15.623      $12.457         $12.277(2)   $15.602      $14.846(18)
Value at end of period           $23.003      $15.623         $12.457      $22.961      $15.602
Number of accumulation units
 outstanding at end of period     10,435       25,784           1,514        3,853        1,488
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $12.733       $9.923         $10.046(2)   $12.716       $9.915         $10.039(2)
Value at end of period           $19.011      $12.733          $9.923      $18.976      $12.716          $9.915
Number of accumulation units
 outstanding at end of period    110,360      102,952          26,577       34,563        6,017              16
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $10.605       $8.713          $8.883(2)   $10.591      $10.008(19)
Value at end of period           $13.016      $10.605          $8.713      $12.993      $10.591
Number of accumulation units
 outstanding at end of period     22,552       40,974           1,465       20,445          121

                                             1.05% Total Charges                         1.10% Total Charges
                                  ---------------------------------------    -----------------------------------------
                                    1999         1998           1997           1999            1998           1997
                                    ----         ----           ----           ----            ----           ----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $13.556      $11.503        $11.358(2)     $13.538         $11.633(16)
Value at end of period             $21.250      $13.556        $11.503        $21.211         $13.538
Number of accumulation units
 outstanding at end of period       21,942       29,581          8,780          7,463           3,300
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period       $16.806      $13.310        $13.042(2)     $16.784         $14.258(20)
Value at end of period             $20.344      $16.806        $13.310        $20.307         $16.784
Number of accumulation units
 outstanding at end of period       61,161       51,412         18,429         23,320           2,769


-----------------
 (1) Funds were first received in this option during February 1997.
 (2) Funds were first received in this option during November 1997.
 (3) Funds were first received in this option during July 1997.
 (4) Funds were first received in this option during December 1997.
 (5) Funds were first received in this option during August 1997.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1998.
 (8) Funds were first received in this option during July 1998.
 (9) Funds were first received in this option during December 1998.
(10) Funds were first received in this option during February 1999.
(11) Funds were first received in this option during August 1998.
(12) Funds were first received in this option during January 1997.
(13) Funds were first received in this option during May 1999.
(14) Funds were first received in this option during July 1999.
(15) Funds were first received in this option during June 1999.
(16) Funds were first received in this option during January 1998.
(17) Funds were first received in this option during October 1998.
(18) Funds were first received in this option during April 1998.
(19) Funds were first received in this option during May 1998.
(20) Funds were first received in this option during February 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE VII

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                                     1.15% Total Charges
                                                   -------------------------------------------------------
                                                     1999          1998              1997          1996
                                                     ----          ----              ----          ----
AETNA ASCENT VP
Value at beginning of period                        $14.002       $13.579          $11.525(1)
Value at end of period                              $15.828       $14.002          $13.579
Number of accumulation units outstanding at end
 of period                                           43,436        26,911            6,392
AETNA BALANCED VP, INC.
Value at beginning of period                        $15.239       $13.183          $11.130(1)
Value at end of period                              $17.115       $15.239          $13.183
Number of accumulation units outstanding at end
 of period                                          224,431       275,681          250,060
AETNA BOND VP
Value at beginning of period                        $12.006       $11.231          $10.476(1)
Value at end of period                              $11.781       $12.006          $11.231
Number of accumulation units outstanding at end
 of period                                           88,391       106,179           89,517
AETNA CROSSROADS VP
Value at beginning of period                        $13.546       $12.938          $11.182(1)
Value at end of period                              $14.759       $13.546          $12.938
Number of accumulation units outstanding at end
 of period                                           34,308        24,882            7,129
AETNA GROWTH VP
Value at beginning of period                        $17.943       $13.183          $13.348(2)
Value at end of period                              $23.940       $17.943          $13.183
Number of accumulation units outstanding at end
 of period                                           25,113        14,989              118
AETNA GROWTH AND INCOME VP
Value at beginning of period                        $16.467       $14.708          $11.805(1)
Value at end of period                              $19.323       $16.647          $14.708
Number of accumulation units outstanding at end
 of period                                          514,328       581,226          508,938
AETNA HIGH YIELD VP
Value at beginning of period                         $9.218        $9.959(3)
Value at end of period                               $9.756        $9.218
Number of accumulation units outstanding at end
 of period                                              363         1,725
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                        $18.815       $14.463          $11.663(1)
Value at end of period                              $23.120       $18.815          $14.463
Number of accumulation units outstanding at end
 of period                                           49,777        26,210            5,517
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                        $10.898        $9.105(4)
Value at end of period                              $12.477       $10.898
Number of accumulation units outstanding at end
 of period                                              933            96
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                         $8.821        $9.569(5)
Value at end of period                               $9.661        $8.821
Number of accumulation units outstanding at end
 of period                                            3,035         1,234
AETNA INTERNATIONAL VP
Value at beginning of period                         $9.771        $9.763(4)
Value at end of period                              $14.618        $9.771
Number of accumulation units outstanding at end
 of period                                              726           167
AETNA LEGACY VP
Value at beginning of period                        $13.033       $12.328          $10.927(1)
Value at end of period                              $13.798       $13.033          $12.328
Number of accumulation units outstanding at end
 of period                                           19,762        23,052           21,027

--------------------------------------------------------------------------------


                                                                             1.15% Total Charges
                                                   ------------------------------------------------------------------------
                                                       1999             1998             1997             1996
                                                       ----             ----             ----             ----
AETNA MONEY MARKET VP
Value at beginning of period                          $11.158          $10.702          $10.264          $10.000(6)
Value at end of period                                $11.590          $11.158          $10.702          $10.264
Number of accumulation units outstanding at end
 of period                                             87,883           76,594           44,265            9,856
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                           $8.879          $10.034(5)
Value at end of period                                 $8.407           $8.879
Number of accumulation units outstanding at end
 of period                                              3,933            2,845
AETNA SMALL COMPANY VP
Value at beginning of period                          $13.657          $13.664          $13.709(2)
Value at end of period                                $17.665          $13.657          $13.664
Number of accumulation units outstanding at end
 of period                                             12,873            9,141              119
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                          $16.057          $13.271          $13.244(2)
Value at end of period                                $18.982          $16.057          $13.271
Number of accumulation units outstanding at end
 of period                                              5,973            4,025               47
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $9.693(7)
Value at end of period                                $13.762
Number of accumulation units outstanding at end
 of period                                                518
AIM V.I. GROWTH FUND
Value at beginning of period                           $9.380(7)
Value at end of period                                $12.077
Number of accumulation units outstanding at end
 of period                                              1,062
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $9.204(8)
Value at end of period                                $11.724
Number of accumulation units outstanding at end
 of period                                                464
AIM V.I. VALUE FUND
Value at beginning of period                           $9.747(7)
Value at end of period                                $11.514
Number of accumulation units outstanding at end
 of period                                                115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                          $14.886          $12.951          $11.071(1)
Value at end of period                                $16.515          $14.886          $12.951
Number of accumulation units outstanding at end
 of period                                             53,770           48,553           37,416
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                          $15.100          $13.684          $10.805          $10.000(6)
Value at end of period                                $15.873          $15.100          $13.684          $10.805
Number of accumulation units outstanding at end
 of period                                             77,294           62,313           40,977            4,215
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                          $17.420          $12.632          $10.348          $10.000(6)
Value at end of period                                $23.667          $17.420          $12.632          $10.348
Number of accumulation units outstanding at end
 of period                                            107,839           70,232           43,953            4,472
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $13.091          $11.745          $10.662(9)
Value at end of period                                $18.458          $13.091          $11.745
Number of accumulation units outstanding at end
 of period                                             10,801            9,778            6,203
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                          $17.706          $13.780          $11.228          $10.000(6)
Value at end of period                                $21.749          $17.706          $13.780          $11.228
Number of accumulation units outstanding at end
 of period                                            112,281           85,591           56,042            4,169
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                          $14.040          $10.578           $9.498          $10.000(6)
Value at end of period                                $31.286          $14.040          $10.578           $9.498
Number of accumulation units outstanding at end
 of period                                            150,087          103,123           77,340            4,932
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $17.771          $13.387          $11.090          $10.000(6)
Value at end of period                                $22.269          $17.771          $13.387          $11.090
Number of accumulation units outstanding at end
 of period                                             71,007           36,442           15,461               13

--------------------------------------------------------------------------------


                                                                          1.15% Total Charges
                                                   ------------------------------------------------------------------
                                                     1999         1998             1997             1996
                                                     ----         ----             ----             ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $12.975      $12.029          $10.882(1)
Value at end of period                              $13.032      $12.975          $12.029
Number of accumulation units outstanding at end
 of period                                           15,890        8,869            4,140
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                        $17.700      $13.198          $11.138(1)
Value at end of period                              $25.194      $17.700          $13.198
Number of accumulation units outstanding at end
 of period                                           56,211       39,188           22,179
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                        $17.476      $13.712          $11.355          $10.000(6)
Value at end of period                              $28.411      $17.476          $13.712          $11.355
Number of accumulation units outstanding at end
 of period                                          163,390      130,326           77,286                9
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                         $9.568      $12.042          $11.865(1)
Value at end of period                              $10.792       $9.568          $12.042
Number of accumulation units outstanding at end
 of period                                            8,711       12,059           12,454
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                        $10.025       $9.974(5)
Value at end of period                              $15.707      $10.025
Number of accumulation units outstanding at end
 of period                                              775          295
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $9.902      $10.052(5)
Value at end of period                              $10.065       $9.902
Number of accumulation units outstanding at end
 of period                                            1,186          689
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                        $15.582      $12.437          $12.258(9)
Value at end of period                              $22.919      $15.582          $12.437
Number of accumulation units outstanding at end
 of period                                           77,458       75,920           79,382
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                        $12.699       $9.907          $10.031(9)
Value at end of period                              $18.942      $12.699           $9.907
Number of accumulation units outstanding at end
 of period                                          200,163      196,772          165,668
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                        $10.577       $8.698           $8.869(9)
Value at end of period                              $12.969      $10.577           $8.698
Number of accumulation units outstanding at end
 of period                                          129,349      135,559          122,863
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                        $13.520      $11.484          $11.341(9)
Value at end of period                              $21.173      $13.520          $11.484
Number of accumulation units outstanding at end
 of period                                           80,398       88,163           77,528
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                        $16.762      $13.288          $13.021(9)
Value at end of period                              $20.270      $16.762          $13.288
Number of accumulation units outstanding at end
 of period                                           62,597       60,127           42,110


-----------------

(1) Funds were first received in this option during January 1997.
(2) Funds were first received in this option during September 1997.
(3) Funds were first received in this option during June 1998.
(4) Funds were first received in this option during August 1998.
(5) Funds were first received in this option during July 1998.
(6) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(7) Funds were first received in this option during May 1999.
(8) Funds were first received in this option during August 1999.
(9) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                   TABLE VIII

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
    AND THOSE ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                            1.20% Total Charges            Issued Since 1996 with 1.25% Total Charges
                                ------------------------------------     -----------------------------------------------
                                  1999        1998           1997            1999           1998            1997
                                  ----        ----           ----            ----           ----            ----
AETNA ASCENT VP
Value at beginning of period     $13.983     $13.587(1)                     $13.965        $13.557         $12.564(2)
Value at end of period           $15.799     $13.983                        $15.770        $13.965         $13.557
Number of accumulation units
 outstanding at end of period     47,132      90,247                          1,617          1,249             253
AETNA BALANCED VP, INC.
Value at beginning of period     $15.219     $13.676(3)                     $15.199        $13.161         $11.921(2)
Value at end of period           $17.083     $15.219                        $17.052        $15.199         $13.161
Number of accumulation units
 outstanding at end of period     33,948      33,673                          2,089          1,535             133
AETNA BOND VP
Value at beginning of period     $11.990     $11.283(3)                     $11.975        $11.217(1)
Value at end of period           $11.760     $11.990                        $11.738        $11.975
Number of accumulation units
 outstanding at end of period     26,798      23,608                            521          1,197
AETNA CROSSROADS VP
Value at beginning of period     $13.528     $12.915(1)                     $13.510        $12.917         $12.024(2)
Value at end of period           $14.732     $13.528                        $14.705        $13.510         $12.917
Number of accumulation units
 outstanding at end of period    436,389     499,874                          9,107          8,075              93
AETNA GROWTH VP
Value at beginning of period     $17.927     $14.173(3)                     $17.912        $12.876(1)
Value at end of period           $23.908     $17.927                        $23.875        $17.912
Number of accumulation units
 outstanding at end of period      7,995       7,333                          7,486          5,419
AETNA GROWTH AND INCOME VP
Value at beginning of period     $16.625     $14.696        $13.746(4)      $16.603        $14.684         $12.851(5)
Value at end of period           $19.288     $16.625        $14.696         $19.253        $16.603         $14.684
Number of accumulation units
 outstanding at end of period    192,381     224,761             25          35,468         35,133           1,646
AETNA HIGH YIELD VP
Value at beginning of period      $9.215      $9.935(6)                      $9.348(7)
Value at end of period            $9.748      $9.215                         $9.739
Number of accumulation units
 outstanding at end of period        119         132                            260
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period     $18.794     $14.453        $13.642(4)      $18.772        $14.444         $14.070(8)
Value at end of period           $23.082     $18.794        $14.453         $23.044        $18.772         $14.444
Number of accumulation units
 outstanding at end of period     32,936      28,911             24           6,043            594              10
AETNA INDEX PLUS MID CAP VP
Value at beginning of period     $10.894      $9.662(6)                     $10.154(9)
Value at end of period           $12.466     $10.894                        $12.455
Number of accumulation units
 outstanding at end of period      1,115         452                          1,234
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period      $8.818      $9.244(6)
Value at end of period            $9.653      $8.818
Number of accumulation units
 outstanding at end of period      1,733         989
AETNA INTERNATIONAL VP
Value at beginning of period      $9.768      $9.973(6)                     $10.086(9)
Value at end of period           $14.606      $9.768                        $14.594
Number of accumulation units
 outstanding at end of period        354         123                            126
AETNA LEGACY VP
Value at beginning of period     $13.015     $12.606(3)                     $12.998        $12.308         $12.362(10)
Value at end of period           $13.773     $13.015                        $13.748        $12.998         $12.308
Number of accumulation units
 outstanding at end of period     27,715      61,973                          5,897          5,866               2

--------------------------------------------------------------------------------


                                                   1.20% Total Charges
                                   ----------------------------------------------------
                                        1999            1998           1997
                                        ----            ----           ----
AETNA MONEY MARKET VP
Value at beginning of period           $11.143         $10.761(3)
Value at end of period                 $11.569         $11.143
Number of accumulation units
 outstanding at end of period           40,450          15,147
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period            $8.876          $9.633(6)
Value at end of period                  $8.400          $8.876
Number of accumulation units
 outstanding at end of period              914             372
AETNA SMALL COMPANY VP
Value at beginning of period           $13.645         $14.380(3)
Value at end of period                 $17.641         $13.645
Number of accumulation units
 outstanding at end of period           18,254          24,930
AETNA VALUE OPPORTUNITY VP
Value at beginning of period           $16.044         $14.033(3)
Value at end of period                 $18.956         $16.044
Number of accumulation units
 outstanding at end of period           12,127          12,115
AIM V.I. CAPITAL APPRECIATION
 FUND
Value a beginning of period            $10.195(11)
Value at end of period                 $13.758
Number of accumulation units
 outstanding at end of period              218
AIM V.I. GROWTH FUND
Value a beginning of period             $9.493(13)
Value at end of period                 $12.073
Number of accumulation units
 outstanding at end of period              167
AIM V.I. GROWTH AND INCOME
 FUND
Value a beginning of period             $9.601(15)
Value at end of period                 $11.720
Number of accumulation units
 outstanding at end of period              179
AIM V.I. VALUE FUND
Value a beginning of period             $9.848(11)
Value at end of period                 $11.510
Number of accumulation units
 outstanding at end of period              156
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period           $14.867         $13.354(3)
Value at end of period                 $16.485         $14.867
Number of accumulation units
 outstanding at end of period            6,433           2,926
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period           $15.080         $14.168(3)
Value at end of period                 $15.844         $15.080
Number of accumulation units
 outstanding at end of period           21,440          13,584
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $17.397         $13.438(3)
Value at end of period                 $23.624         $17.397
Number of accumulation units
 outstanding at end of period           55,527          58,305
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period           $13.074         $12.430(3)
Value at end of period                 $18.424         $13.074
Number of accumulation units
 outstanding at end of period            2,471           5,797
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period           $17.683         $13.768        $12.889(2)
Value at end of period                 $21.710         $17.683        $13.768
Number of accumulation units
 outstanding at end of period           29,986          29,528             27
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $14.022         $10.956(3)
Value at end of period                 $31,229         $14.022
Number of accumulation units
 outstanding at end of period           67,583          43,050

                                        Issued Since 1996 with 1.25% Total Charges
                                   -----------------------------------------------------
                                       1999            1998            1997
                                       ----            ----            ----
AETNA MONEY MARKET VP
Value at beginning of period          $11.128         $10.746(3)
Value at end of period                $11.548         $11.128
Number of accumulation units
 outstanding at end of period          11,404           6,649
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period           $8.830(11)
Value at end of period                 $8.393
Number of accumulation units
 outstanding at end of period               1
AETNA SMALL COMPANY VP
Value at beginning of period          $13.633         $13.203(1)
Value at end of period                $17.617         $13.633
Number of accumulation units
 outstanding at end of period           8,928           7,548
AETNA VALUE OPPORTUNITY VP
Value at beginning of period          $16.030         $12.844(1)
Value at end of period                $18.930         $16.030
Number of accumulation units
 outstanding at end of period           2,022           1,234
AIM V.I. CAPITAL APPRECIATION
 FUND
Value a beginning of period           $12.638(12)
Value at end of period                $13.753
Number of accumulation units
 outstanding at end of period              17
AIM V.I. GROWTH FUND
Value a beginning of period            $9.783(14)
Value at end of period                $12.069
Number of accumulation units
 outstanding at end of period              23
AIM V.I. GROWTH AND INCOME
 FUND
Value a beginning of period            $9.470(14)
Value at end of period                $11.716
Number of accumulation units
 outstanding at end of period              22
AIM V.I. VALUE FUND
Value a beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $14.847         $12.930         $12.790(16)
Value at end of period                $16.455         $14.847         $12.930
Number of accumulation units
 outstanding at end of period             270              51               6
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $15.061         $13.661         $13.299(16)
Value at end of period                $15.815         $15.061         $13.661
Number of accumulation units
 outstanding at end of period          11,533           8,741               6
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period          $17.374         $12.612         $11.704(2)
Value at end of period                $23.581         $17.374         $12.612
Number of accumulation units
 outstanding at end of period          23,472           9,906             214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period          $13.056         $11.726         $12.512(8)
Value at end of period                $18.391         $13.056         $11.726
Number of accumulation units
 outstanding at end of period           6,718             688              22
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period          $17.659         $13.757         $11.902(5)
Value at end of period                $21.670         $17.659         $13.757
Number of accumulation units
 outstanding at end of period          13,062          11,737             390
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period          $14.003         $10.561          $9.646(2)
Value at end of period                $31.172         $14.003         $10.561
Number of accumulation units
 outstanding at end of period          17,486           4,812             262

--------------------------------------------------------------------------------


                                                1.20% Total Charges
                                ---------------------------------------------------
                                     1999            1998            1997
                                     ----            ----            ----
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period        $17.747         $14.246(3)
Value at end of period              $22.228         $17.747
Number of accumulation units
 outstanding at end of period        22,044          21,105
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.958         $12.212(3)
Value at end of period              $13.008         $12.958
Number of accumulation units
 outstanding at end of period         6,648          13,990
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $17.677         $14.218(3)
Value at end of period              $25.148         $17.677
Number of accumulation units
 outstanding at end of period        32,113          19,754
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $17.453         $13.701         $13.856(2)
Value at end of period              $28.360         $17.453         $13.701
Number of accumulation units
 outstanding at end of period        50,750          46,824              27
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period         $9.556         $11.980(6)
Value at end of period              $10.772          $9.556
Number of accumulation units
 outstanding at end of period         2,437           2,826
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period         $9.897(17)
Value at end of period              $15.694
Number of accumulation units
 outstanding at end of period           132
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period         $9.898          $9.905(18)
Value at end of period              $10.057          $9.898
Number of accumulation units
 outstanding at end of period            89              57
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $15.561         $13.387(3)
Value at end of period              $22.878         $15.561
Number of accumulation units
 outstanding at end of period        19,495          19,782
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $12.683         $11.093(3)
Value at end of period              $18.907         $12.683
Number of accumulation units
 outstanding at end of period        69,822          88,261
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $10.563          $9.310(3)
Value at end of period              $12.945         $10.563
Number of accumulation units
 outstanding at end of period        33,672          49,879
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $13.502         $12.274(3)
Value at end of period              $21.134         $13.502
Number of accumulation units
 outstanding at end of period        15,623          13,604
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $16.740         $14.232(3)
Value at end of period              $20.233         $16.740
Number of accumulation units
 outstanding at end of period        24,522          45,971

                                       Issued Since 1996 with 1.25% Total Charges
                                --------------------------------------------------------
                                     1999             1998             1997
                                     ----             ----             ----
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period        $17.724          $13.370(1)
Value at end of period              $22.188          $17.724
Number of accumulation units
 outstanding at end of period         7,932              798
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.940          $12.112(1)
Value at end of period              $12.985          $12.940
Number of accumulation units
 outstanding at end of period         1,754              126
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $17.653          $13.177          $13.270(8)
Value at end of period              $25.103          $17.653          $13.177
Number of accumulation units
 outstanding at end of period         9,890            5,365               32
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $17.430          $13.690          $13.125(2)
Value at end of period              $28.308          $17.430          $13.690
Number of accumulation units
 outstanding at end of period        19,060           10,441              273
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period         $9.543          $12.022          $11.717(2)
Value at end of period              $10.753           $9.543          $12.022
Number of accumulation units
 outstanding at end of period            71               53               35
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period        $11.614(13)
Value at end of period              $15.681
Number of accumulation units
 outstanding at end of period             8
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period         $9.869(7)
Value at end of period              $10.048
Number of accumulation units
 outstanding at end of period             9
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $15.541          $12.394(1)
Value at end of period              $22.836          $15.541
Number of accumulation units
 outstanding at end of period         3,709            1,060
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $12.666           $9.891          $10.015(16)
Value at end of period              $18.873          $12.666           $9.891
Number of accumulation units
 outstanding at end of period        26,072           21,617               99
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $10.549           $8.597(1)
Value at end of period              $12.922          $10.549
Number of accumulation units
 outstanding at end of period         3,583            3,244
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $13.485          $11.465          $11.323(16)
Value at end of period              $21.096          $13.485          $11.465
Number of accumulation units
 outstanding at end of period         3,170            2,493              189
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $16.718          $13.156((1)
Value at end of period              $20.196          $16.718
Number of accumulation units
 outstanding at end of period         1,434            1,239


-----------------
 (1) Funds were first received in this option during January 1998.
 (2) Funds were first received in this option during June 1997.
 (3) Funds were first received in this option during February 1998.

--------------------------------------------------------------------------------

 (4) Funds were first received in this option during July 1997.
 (5) Funds were first received in this option during May 1997.
 (6) Funds were first received in this option during June 1998.

 (7) Funds were first received in this option during January 1999.
 (8) Funds were first received in this option during September 1997.
 (9) Funds were first received in this option during March 1999.
(10) Funds were first received in this option during October 1997.
(11) Funds were first received in this option during September 1999.
(12) Funds were first received in this option during December 1999.
(13) Funds were first received in this option during August 1999.
(14) Funds were first received in this option during October 1999.
(15) Funds were first received in this option during June 1999.
(16) Funds were first received in this option during November 1997.
(17) Funds were first received in this option during February 1999.
(18) Funds were first received in this option during December 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE IX

      FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% AND 1.40%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods ended December 31, 1999, 1998 and 1997 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                                1.30% Total Charges
                                                 -------------------------------------------------
                                                     1999           1998           1997
                                                     ----           ----           ----
AETNA ASCENT VP
Value at beginning of period                        $13.946        $13.546        $11.759(1)
Value at end of period                              $15.742        $13.946        $13.546
Number of accumulation units outstanding at end
 of period                                            2,120          1,424            855
AETNA BALANCED VP, INC.
Value at beginning of period                        $15.179        $13.150        $11.717(3)
Value at end of period                              $17.021        $15.179        $13.150
Number of accumulation units outstanding at end
 of period                                              113              8            459
AETNA BOND VP
Value at beginning of period                        $11.959        $11.203        $10.974(1)
Value at end of period                              $11.717        $11.959        $11.203
Number of accumulation units outstanding at end
 of period                                           36,650         59,443            279
AETNA CROSSROADS VP
Value at beginning of period                        $13.492        $12.906        $11.380(1)
Value at end of period                              $14.679        $13.492        $12.906
Number of accumulation units outstanding at end
 of period                                              870            521            641
AETNA GROWTH VP
Value at beginning of period                        $18.880(4)
Value at end of period                              $23.843
Number of accumulation units outstanding at end
 of period                                              381
AETNA GROWTH AND INCOME VP
Value at beginning of period                        $16.581        $14.672        $12.519(1)
Value at end of period                              $19.218        $16.581        $14.672
Number of accumulation units outstanding at end
 of period                                            4,575          2,880          3,082
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                        $18.751        $14.435        $11.470(7)
Value at end of period                              $23.006        $18.751        $14.435
Number of accumulation units outstanding at end
 of period                                           14,317         12,423          8,665
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                        $10.887         $9.805(8)
Value at end of period                              $12.445        $10.887
Number of accumulation units outstanding at end
 of period                                              385             41
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                         $8.812         $8.198(8)
Value at end of period                               $9.637         $8.812
Number of accumulation units outstanding at end
 of period                                              468             49
AETNA INTERNATIONAL VP
Value at beginning of period                        $10.019(4)
Value at end of period                              $14.582
Number of accumulation units outstanding at end
 of period                                              149
AETNA LEGACY VP
Value at beginning of period                        $12.981        $12.298        $11.401(3)
Value at end of period                              $13.723        $12.981        $12.298
Number of accumulation units outstanding at end
 of period                                            1,546         30,755             74

                                                         1.40% Total Charges
                                                 -----------------------------------
                                                      1999            1998
                                                      ----            ----
AETNA ASCENT VP
Value at beginning of period                         $13.910         $14.731(2)
Value at end of period                               $15.685         $13.910
Number of accumulation units outstanding at end
 of period                                               457             136
AETNA BALANCED VP, INC.
Value at beginning of period                         $15.139         $14.278(2)
Value at end of period                               $16.960         $15.139
Number of accumulation units outstanding at end
 of period                                             1,122             533
AETNA BOND VP
Value at beginning of period                         $11.927         $11.423(2)
Value at end of period                               $11.674         $11.927
Number of accumulation units outstanding at end
 of period                                               324             189
AETNA CROSSROADS VP
Value at beginning of period                         $13.457         $13.846(2)
Value at end of period                               $14.625         $13.457
Number of accumulation units outstanding at end
 of period                                             1,479             501
AETNA GROWTH VP
Value at beginning of period                         $17.865         $15.724(2)
Value at end of period                               $23.778         $17.865
Number of accumulation units outstanding at end
 of period                                               746             211
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $16.537         $16.562(5)
Value at end of period                               $19.148         $16.537
Number of accumulation units outstanding at end
 of period                                             2,977             934
AETNA HIGH YIELD VP
Value at beginning of period                          $9.555(6)
Value at end of period                                $9.715
Number of accumulation units outstanding at end
 of period                                                30
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $18.708         $16.556(2)
Value at end of period                               $22.930         $18.708
Number of accumulation units outstanding at end
 of period                                             1,399             173
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INTERNATIONAL VP
Value at beginning of period                         $10.925(9)
Value at end of period                               $14.557
Number of accumulation units outstanding at end
 of period                                                21
AETNA LEGACY VP
Value at beginning of period                         $12.666(10)
Value at end of period                               $13.673
Number of accumulation units outstanding at end
 of period                                               125

--------------------------------------------------------------------------------


                                                                  1.30% Total Charges
                                                 -----------------------------------------------------
                                                     1999             1998            1997
                                                     ----             ----            ----
AETNA MONEY MARKET VP
Value at beginning of period                        $11.114          $10.676         $10.358(7)
Value at end of period                              $11.527          $11.114         $10.676
Number of accumulation units outstanding at end
 of period                                            5,569           13,000           8,302
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $16.016          $15.827(12)
Value at end of period                              $18.904          $16.016
Number of accumulation units outstanding at end
 of period                                              192               88
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $9.857(13)
Value at end of period                              $13.748
Number of accumulation units outstanding at end
 of period                                               54
AIM V.I. GROWTH FUND
Value at beginning of period                         $9.916(14)
Value at end of period                              $12.064
Number of accumulation units outstanding at end
 of period                                              105
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                        $10.636(15)
Value at end of period                              $11.712
Number of accumulation units outstanding at end
 of period                                              893
AIM V.I. VALUE FUND
Value at beginning of period                        $10.847(15)
Value at end of period                              $11.494
Number of accumulation units outstanding at end
 of period                                               10
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $14.827          $12.919         $11.742(3)
Value at end of period                              $16.426          $14.827         $12.919
Number of accumulation units outstanding at end
 of period                                               44               13              44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                        $15.041          $13.650         $10.942(7)
Value at end of period                              $15.786          $15.041         $13.650
Number of accumulation units outstanding at end
 of period                                            4,118            3,612           7,817
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $17.351          $12.601         $10.724(1)
Value at end of period                              $23.538          $17.351         $12.601
Number of accumulation units outstanding at end
 of period                                            7,251            2,636           2,031
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                        $13.039          $11.716         $11.785(1)
Value at end of period                              $18.357          $13.039         $11.716
Number of accumulation units outstanding at end
 of period                                              469              408             348
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $17.636          $13.746         $11.031(7)
Value at end of period                              $21.631          $17.636         $13.746
Number of accumulation units outstanding at end
 of period                                           12,867           10,681           7,728
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $13.985          $10.552          $8.944(1)
Value at end of period                              $31.116          $13.985         $10.552
Number of accumulation units outstanding at end
 of period                                            9,014            3,586           2,527
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $17.701          $13.354         $12.113(3)
Value at end of period                              $22.147          $17.701         $13.354
Number of accumulation units outstanding at end
 of period                                            2,769              668             369

                                                          1.40% Total Charges
                                                 -------------------------------------
                                                      1999             1998
                                                      ----             ----
AETNA MONEY MARKET VP
Value at beginning of period                         $11.084          $10.821(2)
Value at end of period                               $11.485          $11.084
Number of accumulation units outstanding at end
 of period                                               441              161
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                          $9.402(6)
Value at end of period                                $8.372
Number of accumulation units outstanding at end
 of period                                                33
AETNA SMALL COMPANY VP
Value at beginning of period                         $13.598          $11.872(11)
Value at end of period                               $17.545          $13.598
Number of accumulation units outstanding at end
 of period                                               283               72
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                         $15.988          $15.181(2)
Value at end of period                               $18.852          $15.988
Number of accumulation units outstanding at end
 of period                                               136               39
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period                         $10.959(15)
Value at end of period                               $12.056
Number of accumulation units outstanding at end
 of period                                                 3
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. VALUE FUND
Value at beginning of period                         $10.003(16)
Value at end of period                               $11.486
Number of accumulation units outstanding at end
 of period                                               507
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $14.950(4)
Value at end of period                               $16.366
Number of accumulation units outstanding at end
 of period                                               508
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $15.001          $15.124(2)
Value at end of period                               $15.729          $15.001
Number of accumulation units outstanding at end
 of period                                             1,189            2,077
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                         $17.305          $14.386(2)
Value at end of period                               $23.453          $17.305
Number of accumulation units outstanding at end
 of period                                             6,554            4,116
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $13.005          $13.828(2)
Value at end of period                               $18.291          $13.005
Number of accumulation units outstanding at end
 of period                                               156              113
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                         $17.590          $15.738(5)
Value at end of period                               $21.552          $17.590
Number of accumulation units outstanding at end
 of period                                             3,062            1,990
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                         $13.948          $11.943(5)
Value at end of period                               $31.003          $13.948
Number of accumulation units outstanding at end
 of period                                             2,357            1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $17.654          $15.102(2)
Value at end of period                               $22.067          $17.654
Number of accumulation units outstanding at end
 of period                                             1,224              564

--------------------------------------------------------------------------------


                                                               1.30% Total Charges                     1.40% Total Charges
                                                 ------------------------------------------   ---------------------------------
                                                   1999          1998             1997          1999          1998
                                                   ----          ----             ----          ----          ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $12.923       $12.225(17)                    $12.889       $12.375(2)
Value at end of period                            $12.961       $12.923                        $12.914       $12.889
Number of accumulation units outstanding at end
 of period                                          4,549         8,960                            169            30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.630       $13.166          $10.962(7)    $17.584       $15.123(2)
Value at end of period                            $25.057       $17.630          $13.166       $24.966       $17.584
Number of accumulation units outstanding at end
 of period                                          4,722           911              637         3,143         2,368
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $17.407       $13.679          $11.961(7)    $17.361       $16.231(5)
Value at end of period                            $28.257       $17.407          $13.679       $28.154       $17.361
Number of accumulation units outstanding at end
 of period                                         14,291         6,473            2,018         2,148           649
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                    $12.012          $10.678(7)
Value at end of period                                           $9.340          $12.012
Number of accumulation units outstanding at end
 of period                                                            0                5
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.015        $9.965(12)                    $10.008       $10.041(18)
Value at end of period                            $15.668       $10.015                        $15.641       $10.008
Number of accumulation units outstanding at end
 of period                                             31           139                             31           14
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $15.520       $12.406          $12.230(19)   $15.479       $14.631(2)
Value at end of period                            $22.794       $15.520          $12.406       $22.712       $15.479
Number of accumulation units outstanding at end
 of period                                          4,032         1,074              237            95            46
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.649        $9.883          $10.007(19)   $12.616       $11.707(2)
Value at end of period                            $18.838       $12.649           $9.883       $18.770       $12.616
Number of accumulation units outstanding at end
 of period                                          7,480         5,462            3,595         1,615           928
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.535        $8.677           $8.848(19)   $10.507        $9.977(2)
Value at end of period                            $12.898       $10.535           $8.677       $12.851       $10.507
Number of accumulation units outstanding at end
 of period                                          6,221         5,146            1,788           406           220
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                      $13.467       $11.456          $11.314(19)   $13.431       $13.542(2)
Value at end of period                            $21.057       $13.467          $11.456       $20.981       $13.431
Number of accumulation units outstanding at end
 of period                                            462           313              200           182           125
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.696       $13.256          $12.991(19)   $16.652       $15.190(2)
Value at end of period                            $20.160       $16.696          $13.256       $20.086       $16.652
Number of accumulation units outstanding at end
 of period                                          3,215         2,748            1,649         2,478         1,525


-----------------
 (1) Funds were first received in this option during May 1997.

 (2) Funds were first received in this option during May 1998.
 (3) Funds were first received in this option during June 1997.
 (4) Funds were first received in this option during February 1999.
 (5) Funds were first received in this option during April 1998.
 (6) Funds were first received in this option during May 1999.
 (7) Funds were first received in this option during April 1997.
 (8) Funds were first received in this option during November 1998.
 (9) Funds were first received in this option during July 1999.
(10) Funds were first received in this option during March 1999.
(11) Funds were first received in this option during September 1998.
(12) Funds were first received in this option during December 1998.
(13) Funds were first received in this option during October 1999.
(14) Funds were first received in this option during September 1999.
(15) Funds were first received in this option during November 1999.
(16) Funds were first received in this option during August 1999.
(17) Funds were first received in this option during March 1998.
(18) Funds were first received in this option during July 1998.
(19) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                     TABLE X

      FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                       1999             1998             1997             1996
                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                          $13.873          $13.502          $11.422(1)
Value at end of period                                $15.628          $13.873          $13.502
Number of accumulation units outstanding at end
 of period                                             12,770           14,280            9,985
AETNA BALANCED VP, INC
Value at beginning of period                          $15.099          $13.107          $11.009(1)
Value at end of period                                $16.898          $15.099          $13.107
Number of accumulation units outstanding at end
 of period                                             10,946            9,091            7,997
AETNA BOND VP
Value at beginning of period                          $11.896          $11.166          $10.442(1)
Value at end of period                                $11.632          $11.896          $11.166
Number of accumulation units outstanding at end
 of period                                              6,253           27,680            2,940
AETNA CROSSROADS VP
Value at beginning of period                          $13.421          $12.864          $11.093(1)
Value at end of period                                $14.572          $13.421          $12.864
Number of accumulation units outstanding at end
 of period                                             15,405           22,768           30,806
AETNA GROWTH VP
Value at beginning of period                          $17.834          $13.027(2)
Value at end of period                                $23.713          $17.834
Number of accumulation units outstanding at end
 of period                                              5,473            3,470
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $16.493          $14.624          $11.429          $10.000(3)
Value at end of period                                $19.078          $16.493          $14.624          $11.429
Number of accumulation units outstanding at end
 of period                                             55,797           47,950           40,309                5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $18.665          $14.397          $11.374(1)
Value at end of period                                $22.855          $18.665          $14.397
Number of accumulation units outstanding at end
 of period                                             22,097           16,814            3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.872           $9.216(4)
Value at end of period                                $12.403          $10.872
Number of accumulation units outstanding at end
 of period                                                161               45
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.800           $7.150(4)
Value at end of period                                 $9.604           $8.800
Number of accumulation units outstanding at end
 of period                                                233               78
AETNA INTERNATIONAL VP
Value at beginning of period                          $10.050(5)
Value at end of period                                $14.532
Number of accumulation units outstanding at end
 of period                                                 36
AETNA LEGACY VP
Value at beginning of period                          $12.913          $12.257          $10.835(6)
Value at end of period                                $13.623          $12.913          $12.257
Number of accumulation units outstanding at end
 of period                                              7,896           14,097           14,983
AETNA MONEY MARKET VP
Value at beginning of period                          $11.055          $10.641          $10.249(1)
Value at end of period                                $11.443          $11.055          $10.641
Number of accumulation units outstanding at end
 of period                                             14,503           13,218           13,868
AETNA SMALL COMPANY VP
Value at beginning of period                          $13.574          $13.629          $13.952(7)
Value at end of period                                $17.497          $13.574          $13.629
Number of accumulation units outstanding at end
 of period                                              3,951            3,581               47

--------------------------------------------------------------------------------


                                                        1999           1998           1997             1996
                                                        ----           ----           ----             ----
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                          $15.960         $13.237        $12.103(8)
Value at end of period                                $18.801         $15.960        $13.237
Number of accumulation units outstanding at end
 of period                                              2,344           2,432            795
AIM V.I. GROWTH FUND
Value at beginning of period                           $9.898(9)
Value at end of period                                $12.048
Number of accumulation units outstanding at end
 of period                                                135
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $9.550(10)
Value at end of period                                $11.695
Number of accumulation units outstanding at end
 of period                                                 22
AIM V.I. VALUE FUND
Value at beginning of period                          $10.442(11)
Value at end of period                                $11.502
Number of accumulation units outstanding at end
 of period                                                 67
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                          $14.749         $12.877        $10.955(1)
Value at end of period                                $16.306         $14.749        $12.877
Number of accumulation units outstanding at end
 of period                                              3,026           1,709          1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                          $14.961         $13.606        $10.905(1)
Value at end of period                                $15.672         $14.961        $13.606
Number of accumulation units outstanding at end
 of period                                             11,235           9,414          9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                          $17.259         $12.560        $10.537(1)
Value at end of period                                $23.368         $17.259        $12.560
Number of accumulation units outstanding at end
 of period                                             30,213          12,956          2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $12.971         $11.678        $10.566(1)
Value at end of period                                $18.224         $12.971        $11.678
Number of accumulation units outstanding at end
 of period                                                956             468            107
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                          $17.543         $13.701        $11.436(1)
Value at end of period                                $21.474         $17.543        $13.701
Number of accumulation units outstanding at end
 of period                                             14,452          11,751          8,704
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                          $13.911         $10.518         $9.477          $10.000(3)
Value at end of period                                $30.890         $13.911        $10.518           $9.477
Number of accumulation units outstanding at end
 of period                                             19,942          13,650         12,648                9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $17.607         $13.310        $11.136(1)
Value at end of period                                $21.987         $17.607        $13.310
Number of accumulation units outstanding at end
 of period                                             31,263          20,319          2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                          $12.855         $11.960        $10.955(6)
Value at end of period                                $12.867         $12.855        $11.960
Number of accumulation units outstanding at end
 of period                                                669             248            118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                          $17.537         $13.123        $11.002(1)
Value at end of period                                $24.875         $17.537        $13.123
Number of accumulation units outstanding at end
 of period                                             10,931           8,842          5,724
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                          $17.315         $13.634        $11.483(1)
Value at end of period                                $28.052         $17.315        $13.634
Number of accumulation units outstanding at end
 of period                                             34,244          23,085         16,828
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                           $9.480         $11.973        $11.712(1)
Value at end of period                                $10.655          $9.480        $11.973
Number of accumulation units outstanding at end
 of period                                                147             318            627

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                   Condensed Financial Information (continued)
--------------------------------------------------------------------------------


                                                      1999          1998               1997           1996
                                                      ----          ----               ----           ----
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $9.878         $9.973(12)
Value at end of period                              $10.006         $9.878
Number of accumulation units outstanding at end
 of period                                               69              3
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                        $15.438        $12.365            $12.192(13)
Value at end of period                              $22.629        $15.438            $12.365
Number of accumulation units outstanding at end
 of period                                            1,541          1,256                 80
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                        $12.582         $9.850             $9.976(13)
Value at end of period                              $18.702        $12.582             $9.850
Number of accumulation units outstanding at end
 of period                                            7,942          5,349              2,413
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                        $10.479         $8.649             $8.821(13)
Value at end of period                              $12.805        $10.479             $8.649
Number of accumulation units outstanding at end
 of period                                            1,992          1,814                442
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                        $13.396        $11.418            $11.279(13)
Value at end of period                              $20.905        $13.396            $11.418
Number of accumulation units outstanding at end
 of period                                            3,469          3,208              2,665
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                        $16.608        $13.212            $12.951(13)
Value at end of period                              $20.013        $16.608            $13.212
Number of accumulation units outstanding at end
 of period                                            7,740          5,824              3,802


-----------------
 (1) Funds were first received in this option during January 1997.
 (2) Funds were first received in this option during January 1998.
 (3) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (4) Funds were first received in this option during August 1998.

 (5) Funds were first received in this option during January 1999.
 (6) Funds were first received in this option during April 1997.
 (7) Funds were first received in this option during September 1997.
 (8) Funds were first received in this option during July 1997.
 (9) Funds were first received in this option during July 1999.
(10) Funds were first received in this option during October 1999.
(11) Funds were first received in this option during November 1999.
(12) Funds were first received in this option during May 1998.
(13) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE XI

     FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                  1999        1998          1997           1996
                                  ----        ----          ----           ----
AETNA ASCENT VP
Value at beginning of period       $15.886     $15.422       $13.025        $10.673
Value at end of period             $17.940     $15.886       $15.422        $13.025
Number of accumulation units
 outstanding at end of period    2,759,063   3,508,677     3,543,367      1,314,997
AETNA BALANCED VP
Value at beginning of period       $21.723     $18.811       $15.551        $13.673
Value at end of period             $24.372     $21.723       $18.811        $15.551
Number of accumulation units
 outstanding at end of period   21,610,375  25,990,902    34,194,804     36,147,028
AETNA BOND VP
Value at beginning of period       $14.137     $13.238       $12.377        $12.098
Value at end of period             $13.859     $14.137       $13.238        $12.377
Number of accumulation units
 outstanding at end of period   11,928,359  15,101,998    18,047,780     20,036,622
AETNA CROSSROADS VP
Value at beginning of period       $15.120     $14.456       $12.450        $10.612
Value at end of period             $16.458     $15.120       $14.456        $12.450
Number of accumulation units
 outstanding at end of period    2,306,431   2,863,812     2,469,082        918,336
AETNA GROWTH VP
Value at beginning of period       $17.912     $13.173       $11.635(4)
Value at end of period             $23.875     $17.912       $13.173
Number of accumulation units
 outstanding at end of period    3,505,798   2,395,680        41,928
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $25.094     $22.194       $17.302        $14.077
Value at end of period             $29.100     $25.094       $22.194        $17.302
Number of accumulation units
 outstanding at end of period  107,941,232 134,233,828   177,627,474    185,328,132
AETNA HIGH YIELD VP
Value at beginning of period        $9.212      $9.969(6)
Value at end of period              $9.739      $9.212
Number of accumulation units
 outstanding at end of period      151,581      91,056
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $18.772     $14.444       $10.924        $10.000(7)
Value at end of period             $23.044     $18.772       $14.444        $10.924
Number of accumulation units
 outstanding at end of period   10,058,181   7,100,483     4,796,644        879,588
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $10.891     $10.107(6)
Value at end of period             $12.455     $10.891
Number of accumulation units
 outstanding at end of period      395,150     146,921
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period        $8.815      $9.996(6)
Value at end of period              $9.645      $8.815
Number of accumulation units
 outstanding at end of period      407,203     253,184
AETNA INTERNATIONAL VP
Value at beginning of period        $9.765     $10.182(6)
Value at end of period             $14.594      $9.765
Number of accumulation units
 outstanding at end of period      271,052      97,660

                                   1995           1994        1993         1992         1991       1990
                                   ----           ----        ----         ----         ----       ----
AETNA ASCENT VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.673
Number of accumulation units
 outstanding at end of period       393,053
AETNA BALANCED VP
Value at beginning of period        $10.868        $11.057    $10.189     $12.736(2)    $10.896    $10.437
Value at end of period              $13.673        $10.868    $11.057     $10.189       $12.736    $10.896
Number of accumulation units
 outstanding at end of period    38,152,395     23,139,604 11,368,365      11,508    22,898,099 17,078,985
AETNA BOND VP
Value at beginning of period        $10.360        $10.905    $10.068     $36.789(3)    $31.192    $28.943
Value at end of period              $12.098        $10.360    $10.905     $10.068       $36.789    $31.192
Number of accumulation units
 outstanding at end of period    21,379,976     11,713,354  4,084,142       3,870     7,844,412  6,984,793
AETNA CROSSROADS VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.612
Number of accumulation units
 outstanding at end of period       294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778        $11.020    $10.454     $97.165(5)    $77.845    $76.311
Value at end of period              $14.077        $10.778    $11.020     $10.454       $97.165    $77.845
Number of accumulation units
 outstanding at end of period   188,964,022    114,733,035 44,166,470      21,250    20,948,226 18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999           1998           1997            1996
                                    ----           ----           ----            ----
AETNA LEGACY VP
Value at beginning of period        $14.248        $13.491         $11.930        $10.580
Value at end of period              $15.070        $14.248         $13.491        $11.930
Number of accumulation units
 outstanding at end of period     1,420,931     11,971,281       1,624,842        513,590
AETNA MONEY MARKET VP
Value at beginning of period        $12.447        $11.951         $11.473        $11.026
Value at end of period              $12.917        $12.447         $11.951        $11.473
Number of accumulation units
 outstanding at end of period    11,010,659     10,102,496      12,191,085     13,898,826
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.873        $10.126(6)
Value at end of period               $8.393         $8.873
Number of accumulation units
 outstanding at end of period       140,481         90,949
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.633        $13.654         $12.299(9)
Value at end of period              $17.617        $13.633         $13.654
Number of accumulation units
 outstanding at end of period     1,598,682      1,696,714         253,548
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.030        $13.261         $12.913(10)
Value at end of period              $18.930        $16.030         $13.261
Number of accumulation units
 outstanding at end of period       987,707      1,079,291         100,928
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.217(11)
Value at end of period              $13.753
Number of accumulation units
 outstanding at end of period        77,470
AIM V.I. GROWTH FUND
Value at beginning of period         $9.513(11)
Value at end of period              $12.069
Number of accumulation units
 outstanding at end of period       240,556
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.627(11)
Value at end of period              $11.716
Number of accumulation units
 outstanding at end of period       470,277
AIM V.I. VALUE FUND
Value at beginning of period         $9.747(11)
Value at end of period              $11.506
Number of accumulation units
 outstanding at end of period       405,286
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.485        $17.840         $15.044        $13.527
Value at end of period              $22.705        $20.485         $17.840        $15.044
Number of accumulation units
 outstanding at end of period     1,118,008      1,306,652       1,499,989      1,313,324
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17.459        $15.837         $12.518        $11.092
Value at end of period              $18.334        $17.459         $15.837        $12.518
Number of accumulation units
 outstanding at end of period     5,366,553      6,281,077       7,111,490      5,007,706
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.155        $13.904         $11.402        $10.066
Value at end of period              $25.999        $19.155         $13.904        $11.402
Number of accumulation units
 outstanding at end of period     9,652,436      7,144,438       6,586,698      5,171,098
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.662        $12.269         $11.137         $9.961
Value at end of period              $19.243        $13.662         $12.269        $11.137
Number of accumulation units
 outstanding at end of period       676,303        651,566         718,565        487,709

                                    1995          1994      1993          1992         1991       1990
                                    ----          ----      ----          ----         ----       ----
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.580
Number of accumulation units
 outstanding at end of period       143,637
AETNA MONEY MARKET VP
Value at beginning of period        $10.528       $10.241   $10.048      $33.812(8)    $32.138    $30.012
Value at end of period              $11.026       $10.528   $10.241      $10.048       $33.812    $32.138
Number of accumulation units
 outstanding at end of period    12,999,680     7,673,528 2,766,044          825     8,430,082 10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.554       $11.036   $10.278      $10.000(12)
Value at end of period              $13.527       $10.554   $11.036      $10.278
Number of accumulation units
 outstanding at end of period       966,098       521,141   144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(2)
Value at end of period              $11.092
Number of accumulation units
 outstanding at end of period     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.066
Number of accumulation units
 outstanding at end of period     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period               $9.961
Number of accumulation units
 outstanding at end of period       196,090

--------------------------------------------------------------------------------


                                  1999        1998             1997            1996
                                  ----        ----             ----            ----
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period      $19.601     $15.270          $12.455         $10.397
Value at end of period            $24.053     $19.601          $15.270         $12.455
Number of accumulation units
 outstanding at end of period   9,498,614   9,575,608       11,399,666       6,812,870
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period      $20.951     $15.801          $14.202         $13.322
Value at end of period            $46.640     $20.951          $15.801         $14.202
Number of accumulation units
 outstanding at end of period  12,224,096   7,536,062        9,271,525       8,835,470
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period      $19.908     $15.012          $12.449         $10.850
Value at end of period            $24.922     $19.908          $15.012         $12.449
Number of accumulation units
 outstanding at end of period   5,686,066   3,192,160        1,911,789         996,510
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period      $15.487     $14.373          $13.022         $12.077
Value at end of period            $15.540     $15.487          $14.373         $13.022
Number of accumulation units
 outstanding at end of period   1,078,342   1,213,451          934,053         619,287
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period      $20.651     $15.414          $12.716         $10.870
Value at end of period            $29.366     $20.651          $15.414         $12.716
Number of accumulation units
 outstanding at end of period   5,434,098   2,995,268        3,100,436       2,018,527
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period      $21.288     $16.720          $13.860         $10.877
Value at end of period            $34.574     $21.288          $16.720         $13.860
Number of accumulation units
 outstanding at end of period  15,478,181  14,519,620       17,194,687       8,715,825
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $12.336     $15.541          $14.686         $11.720
Value at end of period            $13.900     $12.336          $15.541         $14.686
Number of accumulation units
 outstanding at end of period     489,113     755,984        1,786,409         966,482
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period      $10.018     $10.079(6)
Value at end of period            $15.681     $10.018
Number of accumulation units
 outstanding at end of period     184,292      39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period       $9.895     $10.015(6)
Value at end of period            $10.048      $9.895
Number of accumulation units
 outstanding at end of period      90,616      71,074
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period      $24.145     $19.291          $19.016(14)
Value at end of period            $35.480     $24.145          $19.291
Number of accumulation units
 outstanding at end of period   2,035,825   2,186,996        2,879,845
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period      $19.114     $14.927          $15.114(14)
Value at end of period            $28.481     $19.114          $14.927
Number of accumulation units
 outstanding at end of period   9,740,294  11,377,408       16,549,322
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period      $16.758     $13.795          $14.067(14)
Value at end of period            $20.527     $16.758          $13.795
Number of accumulation units
 outstanding at end of period   7,196,329   8,758,123       11,539,850

                                   1995              1994          1993         1992         1991   1990
                                   ----              ----          ----         ----         ----   ----
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.397
Number of accumulation units
 outstanding at end of period    2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $10.581          $10.000(13)
Value at end of period             $13.322          $10.581
Number of accumulation units
 outstanding at end of period    4,887,060          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.850
Number of accumulation units
 outstanding at end of period       93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $9.873          $10.000(13)
Value at end of period             $12.077           $9.873
Number of accumulation units
 outstanding at end of period      315,361           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.870
Number of accumulation units
 outstanding at end of period      259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.877
Number of accumulation units
 outstanding at end of period    1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $10.154          $10.877        $9.832      $10.000(12)
Value at end of period             $11.720          $10.154       $10.877       $9.832
Number of accumulation units
 outstanding at end of period      711,892          703,676       135,614          561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                 1999      1998         1997         1996   1995   1994   1993   1992   1991   1990
                                 ----      ----         ----         ----   ----   ----   ----   ----   ----   ----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $19.978   $16.986      $16.776(14)
Value at end of period           $31.255   $19.978      $16.986
Number of accumulation units
 outstanding at end of period  3,509,645 4,030,904    6,242,299
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.146   $14.400      $14.112(14)
Value at end of period           $21.922   $18.146      $14.400
Number of accumulation units
 outstanding at end of period  5,814,568 6,541,819    8,296,964


-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.

 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (4) Funds were first received in this option during June 1997.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (6) Funds were first received in this option during May 1998.
 (7) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
 (8) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
 (9) Funds were first received in this option during July 1997.
(10) Funds were first received in this option during August 1997.
(11) Funds were first received in this option during May 1999.

(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE XII

                     FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                     SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                    1999          1998               1997         1996
                                  -------        -------          --------      --------
AETNA ASCENT VP
Value at beginning of period      $15.886        $15.422          $13.291(1)
Value at end of period            $17.940        $15.886          $15.422
Number of accumulation units
 outstanding at end of period      33,852         21,430             380
AETNA BALANCED VP, INC
Value at beginning of period      $28.524        $24.700          $20.419       $17.954
Value at end of period            $32.002        $28.524          $24.700       $20.419
Number of accumulation units
 outstanding at end of period   2,155,445      2,294,877        2,160,305     2,716,641
AETNA BOND VP
Value at beginning of period      $54.819        $51.330          $47.992       $46.913
Value at end of period            $53.738        $54.819          $51.330       $47.992
Number of accumulation units
 outstanding at end of period     867,416        994,987          959,336       835,724
AETNA CROSSROADS VP
Value at beginning of period      $15.120        $14.456          $12.577(1)
Value at end of period            $16.458        $15.120         $14.456
Number of accumulation units
 outstanding at end of period      30,738         31,468             873
AETNA GROWTH VP
Value at beginning of period      $13.597        $11.392(2)
Value at end of period            $18.124        $13.597
Number of accumulation units
 outstanding at end of period         781            17
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $245.765       $217.359         $169.448      $137.869
Value at end of period           $284.994       $245.765         $217.359      $169.448
Number of accumulation units
 outstanding at end of period   1,555,542      1,747,097        1,826,355     2,071,139
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period      $18.772        $14.444          $14.493(3)
Value at end of period            $23.044        $18.772          $14.444
Number of accumulation units
 outstanding at end of period   2,748,955      1,302,825           17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period      $11.338         $9.928(4)
Value at end of period            $12.967        $11.338
Number of accumulation units
 outstanding at end of period      73,984         35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $ 9.157        $10.193(4)
Value at end of period            $10.019         $9.157
Number of accumulation units
 outstanding at end of period     118,433         81,388
AETNA LEGACY VP
Value at beginning of period      $14.248        $13.491          $12.296(5)
Value at end of period            $15.070        $14.248          $13.491
Number of accumulation units
 outstanding at end of period      46,462         95,526            2,279
AETNA MONEY MARKET VP
Value at beginning of period      $42.883        $41.174          $39.528       $37.988
Value at end of period            $44.501        $42.883          $41.174       $39.528
Number of accumulation units
 outstanding at end of period     845,679        564,537          455,502       597,656

                                     1995         1994            1993          1992           1991         1990
                                   --------    ----------      ----------    ----------     ----------   ----------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period         $14.270      $14.519        $13.379        $12.736        $10.896      $10.437
Value at end of period               $17.954      $14.270        $14.519        $13.379        $12.736      $10.896
Number of accumulation units
 outstanding at end of period      9,193,181   21,990,186     30,784,750     34,802,433     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period         $40.173      $42.283        $39.038        $36.789        $31.192      $28.943
Value at end of period               $46.913      $40.173        $42.283        $39.038        $36.789      $31.192
Number of accumulation units
 outstanding at end of period      2,377,622    5,108,720      8,210,666      8,507,292      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $105.558     $107.925       $102.383       $ 97.165       $ 77.845      $76.311
Value at end of period              $137.869     $105.558       $107.925       $102.383       $ 97.165      $77.845
Number of accumulation units
 outstanding at end of period      6,364,000   13,966,072     21,148,863     24,201,565     20,948,226   18,362,906
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period       $36.271        $35.282        $34.619        $33.812        $32.138      $30.012
Value at end of period             $37.988        $36.271        $35.282        $34.619        $33.812      $32.138
Number of accumulation units
 outstanding at end of period    1,836,260      3,679,802      5,086,515      7,534,662      8,430,082   10,220,110

--------------------------------------------------------------------------------


                                     1999           1998             1997         1996
                                  ---------       --------        --------      ---------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $12.088       $11.472(4)
Value at end of period              $14.274       $12.088
Number of accumulation units
 outstanding at end of period        74,768        33,957
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $27.186       $23.675          $19.965         $17.951
Value at end of period              $30.131       $27.186          $23.675         $19.965
Number of accumulation units
 outstanding at end of period       880,319       917,567          929,282         898,279
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $18.285       $16.587          $13.110         $11.617
Value at end of period              $19.201       $18.285          $16.587         $13.110
Number of accumulation units
 outstanding at end of period     2,271,494     2,533,673        2,139,178       1,454,755
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.406       $14.087          $11.843(7)
Value at end of period              $26.340       $19.406          $14.087
Number of accumulation units
 outstanding at end of period            78            72               29
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period         $9.023
Value at end of period               $9.638
Number of accumulation units
 outstanding at end of period       194,440
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period                                       $11.400         $10.197
Value at end of period                                             $12.560         $11.400
Number of accumulation units
 outstanding at end of period                                            0           1,302
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period        $16.719
Value at end of period              $18.343
Number of accumulation units
 outstanding at end of period     1,511,789
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period        $22.177       $17.276          $14.092         $11.763
Value at end of period              $27.214       $22.177          $17.276         $14.092
Number of accumulation units
 outstanding at end of period     3,780,287     3,333,320        2,706,862       1,522,169
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of period        $23.650
Value at end of period              $28.147
Number of accumulation units
 outstanding at end of period     4,354,723
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $24.098       $18.174          $16.334         $15.323
Value at end of period              $53.644       $24.098          $18.174         $16.334
Number of accumulation units
 outstanding at end of period     3,274,450     2,142,130        1,939,607       1,893,718
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $19.914       $15.016          $12.453         $10.853
Value at end of period              $24.929       $19.914          $15.016         $12.453
Number of accumulation units
 outstanding at end of period           476         3,698            7,873             231
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $15.548       $14.430          $13.074         $12.124
Value at end of period              $15.601       $15.548          $14.430         $13.074
Number of accumulation units
 outstanding at end of period         6,629         8,967            5,211           3,761
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $22.529       $16.816          $13.872         $11.859
Value at end of period              $32.036       $22.529          $16.816         $13.872
Number of accumulation units
 outstanding at end of period     2,721,885     1,354,047        1,109,942         663,945

                                       1995            1994         1993       1992       1991       1990
                                     --------        -------      --------   -------    -------    --------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $13.990          $14.640      $13.726    $12.913    $11.233    $10.568
Value at end of period              $17.951          $13.990      $14.640    $13.726    $12.913    $11.233
Number of accumulation units
 outstanding at end of period       856,361          743,464      705,415    503,006    355,851    148,576
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(6)
Value at end of period              $11.617
Number of accumulation units
 outstanding at end of period       628,582
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(8)
Value at end of period              $10.197
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period         $10.000(6)
Value at end of period               $11.763
Number of accumulation units
 outstanding at end of period        525,476
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $12.169         $10.000(9)
Value at end of period               $15.323         $12.169
Number of accumulation units
 outstanding at end of period      1,280,953         393,553
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(8)
Value at end of period               $10.853
Number of accumulation units
 outstanding at end of period            161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.911         $10.000(10)
Value at end of period               $12.124          $9.911
Number of accumulation units
 outstanding at end of period          3,345           1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(8)
Value at end of period               $11.859
Number of accumulation units
 outstanding at end of period        109,717

--------------------------------------------------------------------------------

                                      1999          1998                 1997              1996
                                   ---------      -------             ---------          ---------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $23.797      $18.690               $15.493            $12.158
Value at end of period               $38.648      $23.797               $18.690            $15.493
Number of accumulation units
 outstanding at end of period      5,548,674      4,687,167           3,873,511          2,090,908
LEXINGTON EMERGING
MARKETS FUND
Value at beginning of period         $ 5.470
Value at end of period               $12.315
Number of accumulation units
 outstanding at end of period        940,817
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $11.433        $14.403             $13.611            $10.862
Value at end of period               $12.882        $11.433             $14.403            $13.611
Number of accumulation units
 outstanding at end of period        437,491        534,962             650,486            587,248
MFS TOTAL RETURN
SERIES
Value at beginning of period         $10.531
Value at end of period               $10.720
Number of accumulation units
 outstanding at end of period         63,822
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.303        $10.077(11)
Value at end of period               $16.126        $10.303
Number of accumulation units
 outstanding at end of period         59,571         20,548
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.935        $10.055(4)
Value at end of period               $10.089         $9.935
Number of accumulation units
 outstanding at end of period        173,219        100,555
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period         $29.339        $23.440             $23.106(12)
Value at end of period               $43.112        $29.339             $23.440
Number of accumulation units
 outstanding at end of period      2,448,587      2,244,308           2,018,219
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period         $19.268        $15.046             $15.236(12)
Value at end of period               $28.710        $19.268             $15.046
Number of accumulation units
 outstanding at end of period      3,024,975      3,101,880           2,707,904
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period         $14.528        $11.960             $12.195(12)
Value at end of period               $17.796        $14.528             $11.960
Number of accumulation units
 outstanding at end of period        194,296      1,379,653             232,418
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period         $20.829        $17.709             $17.490(12)
Value at end of period               $32.585        $20.829             $17.709
Number of accumulation units
 outstanding at end of period      2,807,485      2,962,631           3,237,710
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period         $20.929        $16.608             $16.276(12)
Value at end of period               $25.283        $20.929             $16.608
Number of accumulation units
 outstanding at end of period      1,549,310      1,564,888           1,317,058

                                     1995         1994       1993        1992        1991     1990
                                   ---------    --------   --------   ---------   --------- --------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(8)
Value at end of period             $12.158
Number of accumulation units
 outstanding at end of period      314,653
LEXINGTON EMERGING
MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $9.412      $10.071     $9.193      $9.018      $9.608    $11.441
Value at end of period             $10.862       $9.412    $10.071      $9.193      $9.018     $9.608
Number of accumulation units
 outstanding at end of period      530,562      533,016    341,771     198,338     144,139     75,052
MFS TOTAL RETURN
SERIES
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------
 (1) Funds were first received in this option during February 1997.
 (2) Funds were first received in this option during September 1998.
 (3) Funds were first received in this option during December 1997.

 (4) Funds were first received in this option during May 1998.

 (5) Funds were first received in this option during February 1997.
 (6) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
 (7) Funds were first received in this option during January 1997.
 (8) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
 (9) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(10) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.
(11) Funds were first received in this option during June 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE XIII
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                 1999           1998              1997
                                                               -------       ---------          -------
AETNA ASCENT VP
Value at beginning of period                                   $15.818        $15.394           $13.020(1)
Value at end of period                                         $17.818        $15.818           $15.394
Number of accumulation units outstanding at end of period       40,362         38,620            29,840
AETNA BALANCED VP
Value at beginning of period                                   $21.629        $18.776           $15.674(1)
Value at end of period                                         $24.206        $21.629           $18.776
Number of accumulation units outstanding at end of period      352,495        385,862           478,117
AETNA BOND  VP
Value at beginning of period                                   $14.076        $13.213           $12.302(1)
Value at end of period                                         $13.764        $14.076           $13.213
Number of accumulation units outstanding at end of period      186,303        199,388           215,650
AETNA CROSSROADS VP
Value at beginning of period                                   $15.055        $14.430           $12.449(1)
Value at end of period                                         $16.346        $15.055           $14.430
Number of accumulation units outstanding at end of period       32,067         32,997            26,483
AETNA GROWTH VP(10)
Value at beginning of period                                   $17.834        $13.149           $12.739(2)
Value at end of period                                         $23.713        $17.834           $13.149
Number of accumulation units outstanding at end of period       63,831         36,839             3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                   $24.986        $22.153           $17.861(1)
Value at end of period                                         $28.902        $24.986           $22.153
Number of accumulation units outstanding at end of period    1,449,638      1,587,351         1,699,982
AETNA HIGH YIELD VP
Value at beginning of period                                    $9.196         $9.616(3)
Value at end of period                                          $9.698         $9.196
Number of accumulation units outstanding at end of period          707             65
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                   $18.691         $14.418          $11.345(1)
Value at end of period                                         $22.887         $18.691          $14.418
Number of accumulation units outstanding at end of period      118,788          68,841           27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                   $10.872         $9.946(4)
Value at end of period                                         $12.403        $10.872
Number of accumulation units outstanding at end of period        3,733            203
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                    $8.800         $9.775(5)
Value at end of period                                          $9.604         $8.800
Number of accumulation units outstanding at end of period        1,705            598
AETNA INTERNATIONAL VP
Value at beginning of period                                    $9.748         $9.737(6)
Value at end of period                                         $14.532         $9.748
Number of accumulation units outstanding at end of period        4,118          1,095
AETNA LEGACY VP
Value at beginning of period                                   $14.187        $13.467           $11.873(1)
Value at end of period                                         $14.967        $14.187           $13.467
Number of accumulation units outstanding at end of period       23,515         32,088            14,817
AETNA MONEY MARKET VP
Value at beginning of period                                   $12.393        $11.929           $11.592(1)
Value at end of period                                         $12.829        $12.393           $11.929
Number of accumulation units outstanding at end of period      136,761        123,429           176,703
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                    $8.857         $8.524(7)
Value at end of period                                          $8.358         $8.857
Number of accumulation units outstanding at end of period        1,197          1,342
AETNA SMALL COMPANY VP
Value at beginning of period                                   $13.574         $13.629          $13.629(2)
Value at end of period                                         $17.497         $13.574          $13.629
Number of accumulation units outstanding at end of period       18,033          21,070               82

--------------------------------------------------------------------------------


                                                                   1999                1998               1997
                                                                 ---------           -------            --------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $15.960            $13.237            $13.237(2)
Value at end of period                                            $18.801            $15.960            $13.237
Number of accumulation units outstanding at end of period          12,803             15,870                 84
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                      $10.165(8)
Value at end of period                                            $13.729
Number of accumulation units outstanding at end of period           2,372
AIM V.I. GROWTH FUND
Value at beginning of period                                      $10.209(10)
Value at end of period                                            $12.048
Number of accumulation units outstanding at end of period           2,771
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $9.684(9)
Value at end of period                                            $11.695
Number of accumulation units outstanding at end of period           5,151
AIM V.I. VALUE FUND
Value at beginning of period                                      $9.842(9)
Value at end of period                                            $11.486
Number of accumulation units outstanding at end of period           2,077
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $20.397            $17.808            $14.934(1)
Value at end of period                                            $22.550            $20.397            $17.808
Number of accumulation units outstanding at end of period          27,661             24,487             20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $17.384            $15.808            $12.711(1)
Value at end of period                                            $18.209            $17.384            $15.808
Number of accumulation units outstanding at end of period         145,786            222,658            117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $19.072            $13.879            $11.373(1)
Value at end of period                                            $25.822            $19.072            $13.879
Number of accumulation units outstanding at end of period         200,009            228,969             104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $13.603            $12.247            $11.253(1)
Value at end of period                                            $19.112            $13.603            $12.247
Number of accumulation units outstanding at end of period          12,105             11,523              8,098
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                      $19.516            $15.242            $12.388(1)
Value at end of period                                            $23.889            $19.516            $15.242
Number of accumulation units outstanding at end of period         170,565            157,444            146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $20.861            $15.773            $12.594(1)
Value at end of period                                            $46.323            $20.861            $15.773
Number of accumulation units outstanding at end of period         175,442            100,075             85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $19.822            $14.984            $12.760(1)
Value at end of period                                            $24.752            $19.822            $14.984
Number of accumulation units outstanding at end of period          84,774             53,980             19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $15.420            $14.347            $13.025(1)
Value at end of period                                            $15.434            $15.420            $14.347
Number of accumulation units outstanding at end of period          13,514             14,524              8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $20.562            $15.386            $12.975(1)
Value at end of period                                            $29.166            $20.562            $15.386
Number of accumulation units outstanding at end of period          96,294             56,525             53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $21.196            $16.689            $14.439(1)
Value at end of period                                            $34.339            $21.196            $16.689
Number of accumulation units outstanding at end of period         215,248            182,951            168,191
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $12.283            $15.512            $13.756(1)
Value at end of period                                            $13.805            $12.283            $15.512
Number of accumulation units outstanding at end of period          10,231             14,342             26,426
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                      $10.001             $9.728(6)
Value at end of period                                            $15.615            $10.001
Number of accumulation units outstanding at end of period           7,932                152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                      $9.878              $9.666(11)
Value at end of period                                            $10.006             $9.878
Number of accumulation units outstanding at end of period             234                 11
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                      $24.041             $19.256            $18.985(12)
Value at end of period                                            $35.239             $24.041            $19.256
Number of accumulation units outstanding at end of period          34,760              28,002             25,830

--------------------------------------------------------------------------------


                                                                 1999       1998            1997
                                                              --------    --------        ---------
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.032     $14.899        $15.090(12)
Value at end of period                                         $28.288     $19.032        $14.899
Number of accumulation units outstanding at end of period      133,579     135,641        131,565
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $16.685     $13.770        $14.044(12)
Value at end of period                                         $20.388     $16.685        $13.770
Number of accumulation units outstanding at end of period      139,056     146,728        149,523
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $19.892     $16.955        $16.749(12)
Value at end of period                                         $31.043     $19.892        $16.955
Number of accumulation units outstanding at end of period       52,692      45,320         48,385
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.068     $14.374        $14.090(12)
Value at end of period                                         $21.773     $18.068        $14.374
Number of accumulation units outstanding at end of period       93,176      91,620         79,799


-----------------

 (1) Funds were first received in this option during April 1997.
 (2) Funds were first received in this option during December 1997.
 (3) Funds were first received in this option during August 1998.
 (4) Funds were first received in this option during July 1998.
 (5) Funds were first received in this option during May 1998.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1998.

 (8) Funds were first received in this option during August 1999.
 (9) Funds were first received in this option during June 1999.
(10) Funds were first received in this option during July 1999.
(11) Funds were first received in this option during November 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XIV

       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                                   1999           1998             1997
                                                                 -------       ---------          --------
AETNA ASCENT VP
Value at beginning of period                                     $15.974         $15.453          $13.971(1)
Value at end of period                                           $18.102         $15.974          $15.453
Number of accumulation units outstanding at end of period          7,679           9,888           10,257
AETNA BALANCED VP
Value at beginning of period                                     $21.808         $18.837          $16.739(1)
Value at end of period                                           $24.529         $21.808          $18.837
Number of accumulation units outstanding at end of period        343,842         429,954          454,232
AETNA BOND VP
Value at beginning of period                                     $14.171         $13.249          $12.629(1)
Value at end of period                                           $13.912         $14.171          $13.249
Number of accumulation units outstanding at end of period        347,131         421,225          453,723
AETNA CROSSROADS VP
Value at beginning of period                                     $15.204         $14.485          $13.199(1)
Value at end of period                                           $16.607         $15.204          $14.485
Number of accumulation units outstanding at end of period         47,768          50,297           50,297
AETNA GROWTH VP
Value at beginning of period                                     $17.912         $13.173          $12.615(2)
Value at end of period                                           $23.875         $17.912          $13.173
Number of accumulation units outstanding at end of period         48,373          25,257            1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $25.193         $22.226          $19.673(1)
Value at end of period                                           $29.287         $25.193          $22.226
Number of accumulation units outstanding at end of period      4,958,303       5,670,691        6,093,102
AETNA HIGH YIELD VP
Value at beginning of period                                      $9.212          $9.135(3)
Value at end of period                                            $9.739          $9.212
Number of accumulation units outstanding at end of period          2,025           2,225
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $18.802          $14.452          $12.748(1)
Value at end of period                                           $23.103          $18.802          $14.452
Number of accumulation units outstanding at end of period         80,552           48,459           13,748
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                      $8.815          $6.682(4)
Value at end of period                                            $9.645          $8.815
Number of accumulation units outstanding at end of period            722             748
AETNA LEGACY VP
Value at beginning of period                                     $14.327         $13.518          $12.496(1)
Value at end of period                                           $15.206         $14.327          $13.518
Number of accumulation units outstanding at end of period         22,033          10,684           16,060
AETNA MONEY MARKET VP
Value at beginning of period                                     $12.447         $11.951          $11.674(1)
Value at end of period                                           $12.917         $12.447          $11.951
Number of accumulation units outstanding at end of period        515,621         553,915          591,901
AETNA SMALL COMPANY VP
Value at beginning of period                                     $13.633         $13.654          $13.092(2)
Value at end of period                                           $17.617         $13.633          $13.654
Number of accumulation units outstanding at end of period          7,350           4,297            1,779
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                     $16.030         $12.899(5)
Value at end of period                                           $18.930         $16.030
Number of accumulation units outstanding at end of period         10,011           5,261
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $10.649(6)
Value at end of period                                           $13.759
Number of accumulation units outstanding at end of period          2,465
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $9.763(7)
Value at end of period                                           $11.721
Number of accumulation units outstanding at end of period          4,408
AIM V.I. VALUE FUND
Value at beginning of period                                      $9.778(8)
Value at end of period                                           $11.511
Number of accumulation units outstanding at end of period         27,063

                                                                1999           1998              1997
                                                              --------        -------          --------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $20.485        $17.840          $16.178(1)
Value at end of period                                         $22.705        $20.485          $17.840
Number of accumulation units outstanding at end of period        1,312          3,612            3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                   $17.459        $15.837          $14.065(1)
Value at end of period                                         $18.334        $17.459          $15.837
Number of accumulation units outstanding at end of period       31,846         44,812           49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                   $19.155        $13.904          $12.498(1)
Value at end of period                                         $25.999        $19.155          $13.904
Number of accumulation units outstanding at end of period       60,970         41,575           31,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $13.662        $12.269          $12.518(1)
Value at end of period                                         $19.243        $13.662          $12.269
Number of accumulation units outstanding at end of period        1,456          1,816            1,206
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                   $19.601        $15.270          $13.443(1)
Value at end of period                                         $24.053        $19.601          $15.270
Number of accumulation units outstanding at end of period       35,985         31,455           29,365
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $20.951        $15.801          $14.156(1)
Value at end of period                                         $46.640        $20.951          $15.801
Number of accumulation units outstanding at end of period       63,769         32,182           26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $19.908        $15.012          $13.573(1)
Value at end of period                                         $24.922        $19.908          $15.012
Number of accumulation units outstanding at end of period       43,805         23,035            8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $15.487        $14.373          $13.448(1)
Value at end of period                                         $15.540        $15.487          $14.373
Number of accumulation units outstanding at end of period        6,227          9,337              323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $20.651        $15.414          $13.985(1)
Value at end of period                                         $29.366        $20.651          $15.414
Number of accumulation units outstanding at end of period       28,974          7,088            6,389
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $21.288        $16.720          $15.828(1)
Value at end of period                                         $34.574        $21.288          $16.720
Number of accumulation units outstanding at end of period       84,796         67,482           63,534
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                   $12.336        $15.541          $15.221(1)
Value at end of period                                         $13.900        $12.336          $15.541
Number of accumulation units outstanding at end of period          900            745            8,053
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $10.018         $8.115(4)
Value at end of period                                         $15.681        $10.018
Number of accumulation units outstanding at end of period        6,425          2,465
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $24.145        $19.291          $19.016(9)
Value at end of period                                         $35.480        $24.145          $19.291
Number of accumulation units outstanding at end of period        8,425          5,460            7,188
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.114        $14.927          $15.114(9)
Value at end of period                                         $28.481        $19.114          $14.927
Number of accumulation units outstanding at end of period       14,236         40,140           56,819
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $16.758        $13.795          $14.067(9)
Value at end of period                                         $20.527        $16.758          $13.795
Number of accumulation units outstanding at end of period       64,138         56,680           55,233
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $19.978        $16.986          $16.776(9)
Value at end of period                                         $31.255        $19.978          $16.986
Number of accumulation units outstanding at end of period        6,428          3,855            6,970
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.146        $14.400          $14.112(9)
Value at end of period                                         $21.922        $18.146          $14.400
Number of accumulation units outstanding at end of period       24,825         29,384           24,650

-----------------
(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during December 1997.
(3) Funds were first received in this option during December 1998.
(4) Funds were first received in this option during October 1998.
(5) Funds were first received in this option during January 1998.
(6) Funds were first received in this option during July 1999.
(7) Funds were first received in this option during September 1999.
(8) Funds were first received in this option during May 1999.
(9) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                    OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.

                                   1999       1998           1997           1996
                                 -------    -------        --------       --------
AETNA ASCENT VP
Value at beginning of period     $16.028    $15.514        $13.063        $10.673
Value at end of period           $18.172    $16.028        $15.514        $13.063
Number of accumulation units
 outstanding at end of period     68,230     80,754         65,940         22,888
AETNA BALANCED VP, INC
Value at beginning of period     $21.917    $18.922        $15.596        $13.673
Value at end of period           $24.687    $21.917        $18.922        $15.596
Number of accumulation units
 outstanding at end of period    725,533    768,510        776,268        768,178
AETNA BOND VP
Value at beginning of period     $14.264    $13.316        $12.413        $12.098
Value at end of period           $14.037    $14.264        $13.316        $12.413
Number of accumulation units
 outstanding at end of period    345,815    389,466        328,774        354,731
AETNA CROSSROADS VP
Value at beginning of period     $15.255    $14.541        $12.486        $10.612
Value at end of period           $16.670    $15.255        $14.541        $12.486
Number of accumulation units
 outstanding at end of period     69,848     78,788         71,276         35,151
AETNA GROWTH VP
Value at beginning of period     $18.005    $13.202        $12.787(4)
Value at end of period           $24.094    $18.005        $13.202
Number of accumulation units
 outstanding at end of period    172,922    115,677          6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $25.319    $22.325        $17.352        $14.077
Value at end of period           $29.475    $25.319        $22.325        $17.352
Number of accumulation units
 outstanding at end of period  4,530,330  5,019,611      5,232,193      4,796,196
AETNA HIGH YIELD VP
Value at beginning of period      $9.2 31    $9.216(6)
Value at end of period            $9.79 8    $9.231
Number of accumulation units
 outstanding at end of period      6,160      1,842
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period     $18.902    $14.500        $10.934        $10.000(7)
Value at end of period           $23.294    $18.902        $14.500        $10.934
Number of accumulation units
 outstanding at end of period    580,525    386,036        159,318         27,436
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.913     $7.633(8)
Value at end of period           $12.530    $10.913
Number of accumulation units
 outstanding at end of period     32,617      5,166
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.834     $6.425(8)
Value at end of period            $9.703     $8.834
Number of accumulation units
 outstanding at end of period     14,120      6,054
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785     $8.779(8)
Value at end of period           $14.682      9.785
Number of accumulation units
 outstanding at end of period      5,886        583

                                     1995          1994        1993           1992        1991         1990
                                -----------     ----------  -----------    ---------   ----------   ----------
AETNA ASCENT VP
Value at beginning of period       $10.000(1)
Value at end of period             $10.673
Number of accumulation units
 outstanding at end of period      393,053
AETNA BALANCED VP, INC
Value at beginning of period       $10.868         $11.057     $10.189     $12.736(2)     $10.896      $10.437
Value at end of period             $13.673         $10.868     $11.057     $10.189        $12.736      $10.896
Number of accumulation units
 outstanding at end of period   38,152,395      23,139,604  11,368,365      11,508     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period       $10.360         $10.905     $10.068     $36.789(3)     $31.192      $28.943
Value at end of period             $12.098         $10.360     $10.905     $10.068        $36.789      $31.192
Number of accumulation units
 outstanding at end of period   21,379,976      11,713,354   4,084,142       3,870      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period       $10.000(1)
Value at end of period             $10.612
Number of accumulation units
 outstanding at end of period      294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778        $11.020     $10.454     $97.165(5)     $77.845      $76.311
Value at end of period              $14.077        $10.778     $11.020     $10.454        $97.165      $77.845
Number of accumulation units
 outstanding at end of period   188,964,022    114,733,035  44,166,470      21,250     20,948,226   18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                  1999         1998             1997          1996         1995
                                --------      -------         --------      --------    -----------
AETNA LEGACY VP
Value at beginning of period     $14.375      $13.571         $11.965       $10.580      $10.000(1)
Value at end of period           $15.264      $14.375         $13.571       $11.965      $10.580
Number of accumulation units
 outstanding at end of period     53,313       63,385          38,899        13,861      143,637
AETNA MONEY MARKET VP
Value at beginning of period     $12.558      $12.022         $11.506       $11.026      $10.528
Value at end of period           $13.083      $12.558         $12.022       $11.506      $11.026
Number of accumulation units
 outstanding at end of period    345,617      230,562         262,519       228,698   12,999,680
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period      $8.89 1     $8.634(8)
Value at end of period            $8.444      $8.891
Number of accumulation units
 outstanding at end of period     13,312         673
AETNA SMALL COMPANY
VP
Value at beginning of period     $13.704      $13.684         $13.119(4)
Value at end of period           $17.778      $13.704         $13.684
Number of accumulation units
 outstanding at end of period     58,528       61,244           1,098
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $16.113      $13.290         $13.037(10)
Value at end of period           $19.103      $16.113         $13.290
Number of accumulation units
 outstanding at end of period     52,283       54,627           3,417
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $20.668      $17.946          $15.088       $13.527        $10.554
Value at end of period           $22.998      $20.668          $17.946       $15.088        $13.527
Number of accumulation units
 outstanding at end of period     68,703       71,154           66,428        57,557        966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $17.615      $15.931          $12.554       $11.092        $10.000(1)
Value at end of period           $18.570      $17.615          $15.931       $12.554        $11.092
Number of accumulation units
 outstanding at end of period    222,000      239,214          196,921        116,432     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $19.326      $13.987          $11.435       $10.066        $10.000(1)
Value at end of period           $26.334      $19.326          $13.987       $11.435        $10.066
Number of accumulation units
 outstanding at end of period    476,086      292,985          181,487       112,748      1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $13.784      $12.342         $11.169         $9.961        $10.000(1)
Value at end of period           $19.492      $13.784         $12.342        $11.169         $9.961
Number of accumulation units
 outstanding at end of period     24,274       26,108          22,047         10,848        196,090
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period     $19.776      $15.360         $12.491        $10.397        $10.000(1)
Value at end of period           $24.363      $19.776         $15.360        $12.491        $10.397
Number of accumulation units
 outstanding at end of period    222,596      209,707         171,832         92,021      2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $21.139      $15.895         $14.243        $13.322        $10.581
Value at end of period           $47.242      $21.139         $15.895        $14.243        $13.322
Number of accumulation units
 outstanding at end of period     582,335     283,821         253,316        226,504      4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $20.086      $15.100         $12.485        $10.850        $10.000(1)
Value at end of period           $25.243      $20.086         $15.100        $12.485        $10.850
Number of accumulation units
 outstanding at end of period    248,076      105,755          45,503         29,442         93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.626      $14.458         $13.060        $12.077         $9.873
Value at end of period           $15.741      $15.626         $14.458        $13.060        $12.077
Number of accumulation units
 outstanding at end of period     53,088       57,101          13,925          6,607        315,361

                                       1994             1993            1992         1991          1990
                                    ---------        ----------       --------      -------      ---------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048       $33.812(9)     $32.138       $30.012
Value at end of period                $10.528           $10.241       $10.048        $33.812       $32.138
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044           825      8,430,082     10,220,110
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278       $10.000(11)
Value at end of period                $10.554           $11.036       $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168         2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543

--------------------------------------------------------------------------------


                                  1999        1998             1997          1996
                                 -------     -------         -------       --------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $20.836     $15.505         $12.753       $10.870
Value at end of period           $29.744     $20.836         $15.505       $12.753
Number of accumulation units
 outstanding at end of period    260,307     128,844          83,855        51,761
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $21.478     $16.819         $13.900       $10.877
Value at end of period           $35.020     $21.478         $16.819       $13.900
Number of accumulation units
 outstanding at end of period    771,009     655,881         511,940       212,494
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $12.446     $15.633         $14.729       $11.720
Value at end of period           $14.079     $12.446         $15.633       $14.729
Number of accumulation units
 outstanding at end of period     26,550      37,897          73,258        42,174
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.039     $8.907(8)
Value at end of period           $15.775     $10.039
Number of accumulation units
 outstanding at end of period     14,291         774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.915     $9.660(8)
Value at end of period           $10.108     $9.915
Number of accumulation units
 outstanding at end of period      1,294        176
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $24.361     $19.405         $19.123(13)
Value at end of period           $35.938     $24.361         $19.405
Number of accumulation units
 outstanding at end of period    184,604     182,557         192,553
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $19.285     $15.015         $15.199(13)
Value at end of period           $28.849     $19.285         $15.015
Number of accumulation units
 outstanding at end of period    587,576     595,462         573,528
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $16.907     $13.877         $14.147(13)
Value at end of period           $20.792     $16.907         $13.877
Number of accumulation units
 outstanding at end of period    333,629     378,798         418,965
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $20.157     $17.087         $16.871(13)
Value at end of period           $31.658     $20.157         $17.087
Number of accumulation units
 outstanding at end of period    262,481     273,684         295,952
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.309     $14.485         $14.192(13)
Value at end of period           $22.205     $18.309         $14.485
Number of accumulation units
 outstanding at end of period    297,723     277,044         212,654

                                    1995           1994          1993          1992
                                 -----------      --------     ----------     --------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.870
Number of accumulation units
 outstanding at end of period      259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.877
Number of accumulation units
 outstanding at end of period    1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $10.154        $10.877        $ 9.832     $10.000(11)
Value at end of period             $11.720        $10.154        $10.877      $9.832
Number of accumulation units
 outstanding at end of period      711,892        703,676        135,614         561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period


-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

--------------------------------------------------------------------------------
 (4) Funds were first received in this option during December 1997.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (6) Funds were first received in this option during November 1998.
 (7) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized. Funds were first received in this option during October 1998.
 (8) Funds were first received in this option during October 1998.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(10) Funds were first received in this option during August 1997.
(11) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under contract.
(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(13) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XVI
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                      OF 0.95% EFFECTIVE ON MAY 25, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.

                                   1999           1998          1997           1996
                                --------        -------      ---------      ----------
AETNA ASCENT VP
Value at beginning of period     $16.011        $15.497        $13.049        $10.673
Value at end of period           $18.135        $16.011        $15.497        $13.049
Number of accumulation units
 outstanding at end of period     11,396         29,149        178,233         35,180
AETNA BALANCED VP, INC
Value at beginning of period     $21.893        $18.901        $15.579        $13.673
Value at end of period           $24.637        $21.893        $18.901        $15.579
Number of accumulation units
 outstanding at end of period    127,612        266,636      1,511,041      1,528,051
AETNA BOND VP
Value at beginning of period     $14.248        $13.301        $12.399        $12.098
Value at end of period           $14.009        $14.248        $13.301        $12.399
Number of accumulation units
 outstanding at end of period    128,235        200,650        463,068        493,485
AETNA CROSSROADS VP
Value at beginning of period     $15.239        $14.526        $12.473        $10.612
Value at end of period           $16.637        $15.239        $14.526        $12.473
Number of accumulation units
 outstanding at end of period     10,401         30,057         99,660         28,829
AETNA GROWTH VP
Value at beginning of period     $18.005        $13.202        $12.975(4)
Value at end of period           $24.071        $18.005        $13.202
Number of accumulation units
 outstanding at end of period     26,330         81,693          4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $25.291        $22.301        $17.333        $14.077
Value at end of period           $29.416        $25.291        $22.301        $17.333
Number of accumulation units
 outstanding at end of period  1,028,949      2,491,029      7,667,724      7,250,286
AETNA HIGH YIELD VP
Value at beginning of period      $9.231         $8.889(6)
Value at end of period            $9.789         $9.231
Number of accumulation units
 outstanding at end of period          5            17
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $18.902        $14.500        $10.934        $10.000(7)
Value at end of period           $23.273        $18.902        $14.500        $10.934
Number of accumulation units
 outstanding at end of period     83,941        145,736        190,348         28,473
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.913        $9.927(8)
Value at end of period           $12.519       $10.913
Number of accumulation units
 outstanding at end of period      5,399         9,117
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.834        $9.997(8)
Value at end of period            $9.694        $8.834
Number of accumulation units
 outstanding at end of period      5,249        12,800
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785       $10.183(8)
Value at end of period           $14.668        $9.785
Number of accumulation units
 outstanding at end of period      1,203        7,767

                                     1995        1994        1993             1992         1991         1990
                                 ----------   ----------  ----------         ------     ----------   ----------
AETNA ASCENT VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.673
Number of accumulation units
 outstanding at end of period       393,053
AETNA BALANCED VP, INC
Value at beginning of period        $10.868      $11.057     $10.189        $12.736(2)     $10.896      $10.437
Value at end of period              $13.673      $10.868     $11.057        $10.189        $12.736      $10.896
Number of accumulation units
 outstanding at end of period    38,152,395   23,139,604  11,368,365         11,508     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period        $10.360      $10.905     $10.068        $36.789(3)     $31.192      $28.943
Value at end of period              $12.098      $10.360     $10.905        $10.068        $36.789      $31.192
Number of accumulation units
 outstanding at end of period    21,379,976   11,713,354   4,084,142          3,870      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.612
Number of accumulation units
 outstanding at end of period       294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778      $11.020     $10.454        $97.165(5)     $77.845      $76.311
Value at end of period              $14.077      $10.778     $11.020        $10.454        $97.165      $77.845
Number of accumulation units
 outstanding at end of period   188,964,022  114,733,035  44,166,470         21,250     20,948,226   18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                     1999             1998           1997        1996
                                    -------         --------       -------     --------
AETNA LEGACY VP
Value at beginning of period        $14.361         $13.557        $11.953      $10.580
Value at end of period              $15.234         $14.361        $13.557      $11.953
Number of accumulation units
 outstanding at end of period         3,379          17,756         58,121       15,755
AETNA MONEY MARKET VP
Value at beginning of period        $12.545         $12.009        $11.494      $11.026
Value at end of period              $13.057         $12.545        $12.009      $11.494
Number of accumulation units
 outstanding at end of period      $117,934         132,737        328,674      351,832
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.891         $10.127(8)
Value at end of period               $8.436          $8.891
Number of accumulation units
 outstanding at end of period         1,264          11,639
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.704         $13.684        $13.248(4)
Value at end of period              $17.762         $13.704        $13.684
Number of accumulation units
 outstanding at end of period        12,642          52,936         12,603
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.113         $13.290        $13.093(4)
Value at end of period              $19.085         $16.113        $13.290
Number of accumulation units
 outstanding at end of period         3,855          19,971          8,131
AIM V.I. GROWTH FUND
Value at beginning of period        $10.229(10)
Value at end of period              $12.098
Number of accumulation units
 outstanding at end of period           110
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.645(11)
Value at end of period              $11.710
Number of accumulation units
 outstanding at end of period           328
AIM V.I. VALUE FUND
Value at beginning of period         $9.915(12)
Value at end of period              $11.495
Number of accumulation units
 outstanding at end of period           181
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.646         $17.926        $15.071      $13.527
Value at end of period              $22.951         $20.646        $17.926      $15.071
Number of accumulation units
 outstanding at end of period        16,438          21,808         40,783       35,511
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17.596         $15.914        $12.541      $11.092
Value at end of period              $18.533         $17.596        $15.914      $12.541
Number of accumulation units
 outstanding at end of period        30,245          74,067        121,281       82,568
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.305         $13.972        $11.423      $10.066
Value at end of period              $26.281         $19.305        $13.972      $11.423
Number of accumulation units
 outstanding at end of period        77,945         100,561        176,877      135,704
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.769         $12.328        $11.157       $9.961
Value at end of period              $19.452         $13.769        $12.328      $11.157
Number of accumulation units
 outstanding at end of period         7,531          14,165         40,516       29,108
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period        $19.755         $15.343        $12.477      $10.397
Value at end of period              $24.314         $19.755        $15.343      $12.477
Number of accumulation units
outstanding at end of period         79,042         176,553        320,226      175,463

                                     1995          1994         1993           1992            1991         1990
                                 -----------    ----------   ---------       ---------     ---------     ---------
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.580
Number of accumulation units
 outstanding at end of period       143,637
AETNA MONEY MARKET VP
Value at beginning of period        $10.528       $10.241       $10.048      $33.812(9)      $32.138        $30.012
Value at end of period              $11.026       $10.528       $10.241      $10.048         $33.812        $32.138
Number of accumulation units
 outstanding at end of period    12,999,680     7,673,528     2,766,044          825       8,430,082     10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.554       $11.036       $10.278      $10.000(13)
Value at end of period              $13.527       $10.554       $11.036      $10.278
Number of accumulation units
 outstanding at end of period       966,098       521,141       144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $11.092
Number of accumulation units
 outstanding at end of period     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.066
Number of accumulation units
 outstanding at end of period     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period               $9.961
Number of accumulation units
 outstanding at end of period       196,090
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.397
Number of accumulation units
outstanding at end of period       2,116,732


                                                                             113
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--------------------------------------------------------------------------------


                                  1999              1998             1997           1996
                                --------          -------          -------        -------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $21.116          $15.878          $14.227        $13.322
Value at end of period           $47.147          $21.116          $15.878        $14.227
Number of accumulation units
outstanding at end of period      98,304          120,002          211,783        171,747
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $20.064          $15.084          $12.472        $10.850
Value at end of period           $25.192          $20.064          $15.084        $12.472
Number of accumulation units
outstanding at end of period      54,960           45,435           58,999         29,198
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.609          $14.442          $13.046        $12.077
Value at end of period           $15.709          $15.609          $14.442        $13.046
Number of accumulation units
outstanding at end of period       5,620           10,857           11,145          9,054
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $20.813          $15.489          $12.739        $10.870
Value at end of period           $29.684          $20.813          $15.489        $12.739
Number of accumulation units
 outstanding at end of period     52,381           47,157           86,733         67,001
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $21.455          $16.800          $13.885        $10.877
Value at end of period           $34.949          $21.455          $16.800        $13.885
Number of accumulation units
 outstanding at end of period    109,644          236,904          586,164        241,823
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $12.433          $15.616          $14.713        $11.720
Value at end of period           $14.051          $12.433          $15.616        $14.713
Number of accumulation units
 outstanding at end of period      5,186           16,414           72,475         43,665
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.039          $10.080(8)
Value at end of period           $15.760          $10.039
Number of accumulation units
 outstanding at end of period        595            3,153
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.915          $10.056(15)
Value at end of period           $10.099           $9.915
Number of accumulation units
 outstanding at end of period        597            1,158
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $24.335          $19.384          $19.102 (16)
Value at end of period           $35.866          $24.335          $19.384
Number of accumulation units
 outstanding at end of period     20,453           48,711           84,592
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $19.264          $14.999          $15.183 (16)
Value at end of period           $28.791          $19.264          $14.999
Number of accumulation units
 outstanding at end of period     67,372          289,625          586,517
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $16.889          $13.862          $14.131 (16)
Value at end of period           $20.750          $16.889          $13.862
Number of accumulation units
 outstanding at end of period     50,206          158,866          317,033
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $20.135          $17.068          $16.853 (16)
Value at end of period           $31.595          $20.135          $17.068
Number of accumulation units
 outstanding at end of period      29,731          81,257          273,402

                                      1995              1994           1993          1992
                                   ---------         ----------      ----------   ---------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $10.581         $10.000(14)
Value at end of period               $13.322         $10.581
Number of accumulation units
outstanding at end of period       4,887,060         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.850
Number of accumulation units
outstanding at end of period          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.873         $10.000(14)
Value at end of period               $12.077          $9.873
Number of accumulation units
outstanding at end of period         315,361          28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154         $10.877          $9.832      $10.000(13)
Value at end of period               $11.720         $10.154         $10.877       $9.832
Number of accumulation units
 outstanding at end of period        711,892         703,676         135,614          561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                   1999       1998           1997        1996      1995     1994     1993     1992     1991    1990
                                 -------    --------      ---------      ----      ----     ----     ----     ----     ----    ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.289    $14.470       $14.176(16)
Value at end of period           $22.160    $18.289       $14.470
Number of accumulation units
 outstanding at end of period     31,427     84,842       227,469


-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4)  Funds were first received in this option during December 1997.
(5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(6)  Funds were first received in this option during October 1998.
(7) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(8)  Funds were first received in this option during May 1998.
(9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(10) Funds were first received in this option during July 1999.
(11) Funds were first received in this option during September 1999.
(12) Funds were first received in this option during June 1999.
(13) The initial accumulation unit value was established at $10.000 August 21, 1992, the date on which the fund/portfolio became available under the contract.
(14) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(15) Funds were first received in this option during July 1998.
(16) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE XVII

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
               OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase. The class of accumulation unit value shown below may also be used for contracts with 0.95% total separate account charges issued after December 16, 1996; however, the condensed financial information for periods prior to December 16, 1996 will not be applicable.

                                        1999           1998             1997             1996             1995
                                       -------        -------          -------          -------           -------
                                                                                                      <C
AETNA ASCENT VP
Value at beginning of period           $15.984        $15.471          $13.027          $10.673           $10.000(1)
Value at end of period                 $18.105        $15.984          $15.471          $13.027           $10.673
Number of accumulation units
 outstanding at end of period           11,315         38,675           86,255           32,497           393,053
AETNA BALANCED VP, INC
Value at beginning of period           $21.857        $18.870          $15.553          $13.673           $10.868
Value at end of period                 $24.596        $21.857          $18.870          $15.553           $13.673
Number of accumulation units
 outstanding at end of period           86,058        771,906        1,144,876          270,688        38,152,395
AETNA BOND VP
Value at beginning of period           $14.225        $13.279          $12.379          $12.098           $10.360
Value at end of period                 $13.986        $14.225          $13.279          $12.379           $12.098
Number of accumulation units
 outstanding at end of period          114,359        289,651          553,279          159,594        21,379,976
AETNA CROSSROADS VP
Value at beginning of period           $15.214        $14.501          $12.452          $10.612           $10.000(1)
Value at end of period                 $16.609        $15.214          $14.501          $12.452           $10.612
Number of accumulation units
 outstanding at end of period           14,627        100,734          101,836            9,415           294,673
AETNA GROWTH VP
Value at beginning of period           $18.005        $13.202          $12.912(4)
Value at end of period                 $24.071        $18.005          $13.202
Number of accumulation units
 outstanding at end of period           24,434         59,374                7
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $25.249        $22.264          $17.304          $14.077           $10.778
Value at end of period                 $29.367        $25.249          $22.264          $17.304           $14.077
Number of accumulation units
 outstanding at end of period          975,160      4,070,904        8,238,898        3,033,655       188,964,022
AETNA HIGH YIELD VP
Value at beginning of period            $9.231        $10.044(6)
Value at end of period                  $9.789         $9.231
Number of accumulation units
 outstanding at end of period            1,594          1,308
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $18.888        $14.489          $10.925          $11.038(7)
Value at end of period                 $23.256        $18.888          $14.489          $10.925
Number of accumulation units
 outstanding at end of period           37,025        136,252          293,223           23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $10.913         $9.962(8)
Value at end of period                 $12.519        $10.913
Number of accumulation units
 outstanding at end of period            3,069         26,111
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period            $8.834         $9.876(8)
Value at end of period                  $9.694         $8.834
Number of accumulation units
 outstanding at end of period            1,965         26,257

                                        1994           1993            1992               1991           1990
                                       -------        -------          -------          -------         -------
                                                                                                      <C
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189          $12.736(2)        $10.896        $10.437
Value at end of period                 $10.868        $11.057          $10.189           $12.736        $10.896
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365           11,508        22,898,099     17,078,985
AETNA BOND VP
Value at beginning of period           $10.905        $10.068          $36.789(3)        $31.192        $28.943
Value at end of period                 $10.360        $10.905          $10.068           $36.789        $31.192
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142            3,870         7,844,412      6,984,793
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454          $97.165(5)        $77.845        $76.311
Value at end of period                 $10.778        $11.020          $10.454           $97.165        $77.845
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470           21,250        20,948,226     18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                       1999              1998            1997           1996               1995
                                     --------          -------          -------        -------         ----------
AETNA INTERNATIONAL VP
Value at beginning of period           $9.785           $9.974(9)
Value at end of period                $14.668           $9.785
Number of accumulation units
 outstanding at end of period             752              168
AETNA LEGACY VP
Value at beginning of period          $14.336          $13.534          $11.932        $10.580            $10.000(1)
Value at end of period                $15.208          $14.336          $13.534        $11.932            $10.580
Number of accumulation units
 outstanding at end of period           7,165           80,907           82,178          7,543            143,637
AETNA MONEY MARKET VP
Value at beginning of period          $12.524          $11.989          $11.475        $11.026            $10.528
Value at end of period                $13.035          $12.524          $11.989        $11.475            $11.026
Number of accumulation units
 outstanding at end of period          81,149          300,195          477,490        179,361         12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $8.891          $10.024(8)
Value at end of period                 $8.436           $8.891
Number of accumulation units
 outstanding at end of period             107            1,415
AETNA SMALL COMPANY
VP
Value at beginning of period          $13.704          $13.684          $13.248(4)
Value at end of period                $17.762          $13.704          $13.684
Number of accumulation units
 outstanding at end of period           9,745           49,514            4,993
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $16.113          $13.290          $13.093(4)
Value at end of period                $19.085          $16.113          $13.290
Number of accumulation units
 outstanding at end of period           4,285           32,612            4,910
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period           $9.660(11)
Value at end of period                $13.745
Number of accumulation units
 outstanding at end of period              42
AIM V.I. GROWTH FUND
Value at beginning of period          $10.595(12)
Value at end of period                $12.098
Number of accumulation units
 outstanding at end of period              18
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period           $9.601(11)
Value at end of period                $11.710
Number of accumulation units
 outstanding at end of period             115
AIM V.I. VALUE FUND
Value at beginning of period           $9.845(13)
Value at end of period                $11.495
Number of accumulation units
 outstanding at end of period             674
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $20.612          $17.896          $15.046        $13.527            $10.554
Value at end of period                $22.913          $20.612          $17.896        $15.046            $13.527
Number of accumulation units
 outstanding at end of period           6,811           37,944           62,328         21,317            966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $17.567          $15.887          $12.520        $11.092            $10.000(1)
Value at end of period                $18.502          $17.567          $15.887        $12.520            $11.092
Number of accumulation units
 outstanding at end of period          14,979           68,970          114,725         27,814          1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $19.273          $13.948          $11.404        $10.066            $10.000(1)
Value at end of period                $26.237          $19.273          $13.948        $11.404            $10.066
Number of accumulation units
 outstanding at end of period          43,826          176,188          191,151         60,491          1,833,794


                                      1994               1993            1992            1991            1990
                                     --------          -------          -------        -------         ----------
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241          $10.048          $33.812(10)     $32.138          $30.012
Value at end of period                $10.528          $10.241          $10.048         $33.812          $32.138
Number of accumulation units
 outstanding at end of period       7,673,528        2,766,044              825       8,430,082       10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036          $10.278          $10.000(14)
Value at end of period                $10.554          $11.036          $10.278
Number of accumulation units
 outstanding at end of period         521,141          144,168            2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999           1998              1997            1996            1995
                                   --------       -------           -------        -------         ----------
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period       $13.746        $12.308           $11.138         $9.961         $10.000(1)
Value at end of period             $19.420        $13.746           $12.308        $11.138          $9.961
Number of accumulation units
 outstanding at end of period        3,845         17,178            19,949          2,023         196,090
FIDELITY VIP II
 CONTRAFUND[Reg TM]
 PORTFOLIO
Value at beginning of period       $19.722        $15.318           $12.457        $10.397         $10.000(1)
Value at end of period             $24.274        $19.722           $15.318        $12.457         $10.397
Number of accumulation units
 outstanding at end of period      $37,380        187,525           263,159         41,394       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $21.081        $15.851           $14.204        $13.322         $10.581
Value at end of period             $47.068        $21.081           $15.851        $14.204         $13.322
Number of accumulation units
 outstanding at end of period       79,376        212,741           294,623        122,154       4,887,060
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period       $20.031        $15.059           $12.451        $10.850         $10.000(1)
Value at end of period             $25.151        $20.031           $15.059        $12.451         $10.850
Number of accumulation units
 outstanding at end of period       32,085         89,095            78,052         12,340          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $15.583        $14.418           $13.024        $12.077          $9.873
Value at end of period             $15.683        $15.583           $14.418        $13.024         $12.077
Number of accumulation units
 outstanding at end of period        6,316         20,317            13,587          3,861         315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $20.778        $15.463           $12.718        $10.870         $10.000(1)
Value at end of period             $29.635        $20.778           $15.463        $12.718         $10.870
Number of accumulation units
 outstanding at end of period       38,376         61,355            93,386         29,696         259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period       $21.419        $16.773           $13.862        $10.877         $10.000(1)
Value at end of period             $34.891        $21.419           $16.773        $13.862         $10.877
Number of accumulation units
 outstanding at end of period       81,241        301,775           538,281        124,749       1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $12.412        $15.590           $14.688        $11.720         $10.154
Value at end of period             $14.028        $12.412           $15.590        $14.688         $11.720
Number of accumulation units
 outstanding at end of period        9,116         38,283           103,604         10,977         711,892
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period       $10.039        $10.042(8)
Value at end of period             $15.760        $10.039
Number of accumulation units
 outstanding at end of period          329            382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $9.915         $9.992(8)
Value at end of period             $10.099         $9.915
Number of accumulation units
 outstanding at end of period        3,113          5,938
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period       $24.294        $19.352           $19.071(16)
Value at end of period             $35.806        $24.294           $19.352
Number of accumulation units
 outstanding at end of period       18,282        171,102           206,191
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period       $19.232        $14.974           $15.158(16)
Value at end of period             $28.743        $19.232           $14.974
Number of accumulation units
 outstanding at end of period       73,452        398,717           703,653


                                        1994            1993             1992            1991             1990
                                     --------          -------          -------        -------         ----------
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
 CONTRAFUND[Reg TM]
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period           $10.000(15)
Value at end of period                 $10.581
Number of accumulation units
 outstanding at end of period          753,862
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period           $10.000(15)
Value at end of period                  $9.873
Number of accumulation units
 outstanding at end of period           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period           $10.877         $9.832          $10.000(14)
Value at end of period                 $10.154        $10.877           $9.832
Number of accumulation units
 outstanding at end of period          703,676        135,614             561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999         1998        1997         1996     1995     1994     1993     1992     1991     1990
                                   -------     --------     -------      ------   ------   ------   ------   ------   ------   -----
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period       $16.861      $13.839     $14.108(16)
Value at end of period             $20.716      $16.861     $13.839
Number of accumulation units
 outstanding at end of period       66,415      431,603     627,658
PPI MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $20.102      $17.040     $16.825(16)
Value at end of period             $31.542      $20.102     $17.040
Number of accumulation units
 outstanding at end of period       35,480      353,311     457,354
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period       $18.258      $14.445     $14.153(16)
Value at end of period             $22.123      $18.258     $14.445
Number of accumulation units
 outstanding at end of period       19,172      109,123     200,374

-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was established at $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4)  Funds were first received in this option during December 1997.
(5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(6)  Funds were first received in this option during July 1998.
(7) The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first utilized.
(8)  Funds were first received in this option during May 1998.
(9)  Funds were first received in this option during August 1998.
(10) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(11) Funds were first received in this option during June 1999.
(12) Funds were first received in this option during November 1999.
(13) Funds were first received in this option during August 1999.
(14) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(15) The initial accumulation unit value was established at $10.000 during October 1994, when the funds ere first received in this option.
(16) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                  TABLE XVIII
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                    1999
                                                                   -------
AETNA ASCENT VP
Value at beginning of period                                       $16.800(1)
Value at end of period                                             $18.122
Number of accumulation units outstanding at end of period           14,127
AETNA BALANCED VP, INC.
Value at beginning of period                                       $22.705(1)
Value at end of period                                             $24.619
Number of accumulation units outstanding at end of period          246,195
AETNA BOND VP
Value at beginning of period                                       $14.118(1)
Value at end of period                                             $13.999
Number of accumulation units outstanding at end of period           23,788
AETNA CROSSROADS VP
Value at beginning of period                                       $15.738(1)
Value at end of period                                             $16.624
Number of accumulation units outstanding at end of period           12,284
AETNA GROWTH VP
Value at beginning of period                                       $19.053(1)
Value at end of period                                             $24.094
Number of accumulation units outstanding at end of period           61,303
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $26.736(1)
Value at end of period                                             $29.394
Number of accumulation units outstanding at end of period          948,654
AETNA HIGH YIELD VP
Value at beginning of period                                        $9.492(2)
Value at end of period                                              $9.798
Number of accumulation units outstanding at end of period               61
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $20.242(1)
Value at end of period                                             $23.277
Number of accumulation units outstanding at end of period          309,655
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                       $10.927(1)
Value at end of period                                             $12.530
Number of accumulation units outstanding at end of period            2,027
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.783(1)
Value at end of period                                              $9.703
Number of accumulation units outstanding at end of period            5,600
AETNA INTERNATIONAL VP
Value at beginning of period                                       $10.489(1)
Value at end of period                                             $14.681
Number of accumulation units outstanding at end of period            1,250
AETNA LEGACY VP
Value at beginning of period                                       $14.711(1)
Value at end of period                                             $15.222
Number of accumulation units outstanding at end of period           42,489
AETNA MONEY MARKET VP
Value at beginning of period                                       $12.707(1)
Value at end of period                                             $13.047
Number of accumulation units outstanding at end of period          139,150
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $9.523(1)
Value at end of period                                              $8.443
Number of accumulation units outstanding at end of period              608
AETNA SMALL COMPANY VP
Value at beginning of period                                       $14.508(1)
Value at end of period                                             $17.778
Number of accumulation units outstanding at end of period           29,452
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $17.291(1)
Value at end of period                                             $19.103
Number of accumulation units outstanding at end of period           11,792

--------------------------------------------------------------------------------

                                                                    1999
                                                                   -------
AIM V.I. GROWTH FUND
Value at beginning of period                                       $11.240(3)
Value at end of period                                             $12.110
Number of accumulation units outstanding at end of period            2,843
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                        $9.727(4)
Value at end of period                                             $11.721
Number of accumulation units outstanding at end of period            1,867
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $21.036(1)
Value at end of period                                             $22.935
Number of accumulation units outstanding at end of period            2,376
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $19.392(1)
Value at end of period                                             $18.519
Number of accumulation units outstanding at end of period           25,382
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $21.072(1)
Value at end of period                                             $26.262
Number of accumulation units outstanding at end of period           82,069
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $14.422(1)
Value at end of period                                             $19.438
Number of accumulation units outstanding at end of period            7,321
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                       $21.258(1)
Value at end of period                                             $24.296
Number of accumulation units outstanding at end of period           82,920
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $27.003(1)
Value at end of period                                             $47.112
Number of accumulation units outstanding at end of period          214,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $22.140(1)
Value at end of period                                             $25.174
Number of accumulation units outstanding at end of period           80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $15.603(1)
Value at end of period                                             $15.698
Number of accumulation units outstanding at end of period            9,552
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $23.156(1)
Value at end of period                                             $29.662
Number of accumulation units outstanding at end of period           63,406
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $23.168(1)
Value at end of period                                             $34.923
Number of accumulation units outstanding at end of period          216,743
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                       $14.452(1)
Value at end of period                                             $14.041
Number of accumulation units outstanding at end of period            4,390
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $10.913(1)
Value at end of period                                             $15.775
Number of accumulation units outstanding at end of period           14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.954(1)
Value at end of period                                             $10.108
Number of accumulation units outstanding at end of period            3,895
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $27.595(1)
Value at end of period                                             $35.839
Number of accumulation units outstanding at end of period           23,458
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $20.019(1)
Value at end of period                                             $28.769
Number of accumulation units outstanding at end of period          194,333
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                       $17.376(1)
Value at end of period                                             $20.735
Number of accumulation units outstanding at end of period           86,899
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $21.199(1)
Value at end of period                                             $31.571
Number of accumulation units outstanding at end of period           79,515

--------------------------------------------------------------------------------

                                                                    1999
                                                                   --------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $19.112(1)
Value at end of period                                             $22.144
Number of accumulation units outstanding at end of period           53,724

-----------------
 (1) Funds were first received in this option during May 1999.
 (2) Funds were first received in this option during August 1999.
 (3) Funds were first received in this option during December 1999.
 (4) Funds were first received in this option during October 1999.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XIX
FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional
Information.

                                                                     1999
                                                                   --------
AETNA ASCENT VP
Value at beginning of period                                       $16.828(1)
Value at end of period                                             $18.152
Number of accumulation units outstanding at end of period            9,510
AETNA BALANCED VP, INC.
Value at beginning of period                                       $22.742(1)
Value at end of period                                             $24.660
Number of accumulation units outstanding at end of period           89,985
AETNA BOND VP
Value at beginning of period                                       $14.142(1)
Value at end of period                                             $14.022
Number of accumulation units outstanding at end of period           74,784
AETNA CROSSROADS VP
Value at beginning of period                                       $15.764(1)
Value at end of period                                             $16.652
Number of accumulation units outstanding at end of period           12,822
AETNA GROWTH VP
Value at beginning of period                                       $19.053(1)
Value at end of period                                             $24.094
Number of accumulation units outstanding at end of period           72,901
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $26.781(1)
Value at end of period                                             $29.443
Number of accumulation units outstanding at end of period        1,234,587
AETNA HIGH YIELD VP
Value at beginning of period                                        $9.716(1)
Value at end of period                                              $9.798
Number of accumulation units outstanding at end of period            3,126
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $20.257(1)
Value at end of period                                             $23.294
Number of accumulation units outstanding at end of period          120,481
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                       $10.927(1)
Value at end of period                                             $12.530
Number of accumulation units outstanding at end of period            6,386
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.783(1)
Value at end of period                                              $9.703
Number of accumulation units outstanding at end of period            5,603
AETNA INTERNATIONAL VP
Value at beginning of period                                       $10.489(1)
Value at end of period                                             $14.681
Number of accumulation units outstanding at end of period           19,174
AETNA LEGACY VP
Value at beginning of period                                       $14.736(1)
Value at end of period                                             $15.248
Number of accumulation units outstanding at end of period            8,034
AETNA MONEY MARKET VP
Value at beginning of period                                       $12.728(1)
Value at end of period                                             $13.069
Number of accumulation units outstanding at end of period          124,835
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $9.523(1)
Value at end of period                                              $8.443
Number of accumulation units outstanding at end of period            3,605
AETNA SMALL COMPANY VP
Value at beginning of period                                       $14.508(1)
Value at end of period                                             $17.778
Number of accumulation units outstanding at end of period           37,985
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $17.291(1)
Value at end of period                                             $19.103
Number of accumulation units outstanding at end of period           19,132

--------------------------------------------------------------------------------

                                                                    1999
                                                                   -------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $21.071(1)
Value at end of period                                             $22.973
Number of accumulation units outstanding at end of period            3,697
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $19.424(1)
Value at end of period                                             $18.550
Number of accumulation units outstanding at end of period           37,177
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $21.107(1)
Value at end of period                                             $26.305
Number of accumulation units outstanding at end of period           73,156
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $14.446(1)
Value at end of period                                             $19.470
Number of accumulation units outstanding at end of period           11,298
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                       $21.293(1)
Value at end of period                                             $24.336
Number of accumulation units outstanding at end of period          111,857
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $27.048(1)
Value at end of period                                             $47.190
Number of accumulation units outstanding at end of period          130,374
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $22.177(1)
Value at end of period                                             $25.216
Number of accumulation units outstanding at end of period           42,380
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $15.629(1)
Value at end of period                                             $15.724
Number of accumulation units outstanding at end of period            8,959
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $23.195(1)
Value at end of period                                             $29.712
Number of accumulation units outstanding at end of period           45,184
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $23.206(1)
Value at end of period                                             $34.982
Number of accumulation units outstanding at end of period          158,965
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                       $14.476(1)
Value at end of period                                             $14.064
Number of accumulation units outstanding at end of period            4,217
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $10.913(1)
Value at end of period                                             $15.775
Number of accumulation units outstanding at end of period            2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.954(1)
Value at end of period                                             $10.108
Number of accumulation units outstanding at end of period              483
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $27.641(1)
Value at end of period                                             $35.899
Number of accumulation units outstanding at end of period           29,139
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $20.053(1)
Value at end of period                                             $28.817
Number of accumulation units outstanding at end of period          197,164
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                       $17.405(1)
Value at end of period                                             $20.770
Number of accumulation units outstanding at end of period           94,525
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $21.234(1)
Value at end of period                                             $31.624
Number of accumulation units outstanding at end of period           46,782
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $19.144(1)
Value at end of period                                             $22.181
Number of accumulation units outstanding at end of period           51,974

-----------------
 (1)  Funds were first received in this option during May 1999.

                         For Master Applications Only
--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account C prospectus dated May 1, 2000, as well as all current prospectuses for the funds available under the Contracts.

--- Please send an Account C Statement of Additional Information (Form No. SAI.01107-00) dated May 1, 2000.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                     DATE


PRO.01107-00

                           Prospectus - May 1, 2000
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP(1)
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP(1)
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
DEM[Reg TM] Equity Fund (Institutional Shares)(2)
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[Reg TM]
        Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Janus Twenty Fund(2)
Lexington Natural Resources Trust(3)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly
        PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

The Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

--------------------------------------------------------------------------------

Why Reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.


     Table of Contents . . . page 4
--------------------------------------------------------------------------------

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room electronically at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section,

-------------------------
(1) Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."
(2) This fund is available to the general public. See "Additional Risks of Investing in the Funds."
(3) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------

Washington, D.C. 20549-0102. This information can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling
1-202-942-8090. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

Fixed Interest Options.

>  Guaranteed Accumulation Account

>  Fixed Plus Account

>  Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments

Effective May 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investment. After that date, the Company will only accept deposits into those subaccounts that are made pursuant to standing customer instructions (e.g., payroll deduction allocations, dollar cost averaging, etc.) in effect before the close of business on May 12, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.


Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. Contract owners or participants will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. The Company believes that the substitution will not create any tax liability for contract owners or participants.

--------------------------------------------------------------------------------

Transfer Rights. At any time prior to the date of substitution, contract owners or participants may transfer their accumulation values from the subaccounts investing in substituted funds into any other investment options available under the contract, and no transfer fees or other charges will be imposed. From and after the date of substitution, contract owners or participants who had values transferred from a subaccount as a result of a substitution may transfer among any of the remaining investment options in accordance with the terms of the contract, also free of any transfer fees and charges.

Surrender Rights. If a contract owner or participant whose shares are substituted elects to make a surrender under the contract (if permitted by the plan and applicable tax law) within 30 days after the date of the substitution, the Company will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. A contract owner or participant who exercises this surrender right may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. Contract owners or participants should seek qualified tax advice before exercising their surrender rights.

                          TABLE OF CONTENTS

----------------------------------------------------------------------
 Contract Overview: Who's Who; Contract Facts .................. 5
 The Contract and Your Retirement Plan (sidebar)
 Retirement Plan (sidebar)
 Plan Type (sidebar)
 Contract Rights (sidebar)
 Contract Phases: Accumulation Phase, The Income Phase ......... 6
 Questions: Contacting the Company (sidebar)
 Sending forms and written requests in good order (sidebar)
----------------------------------------------------------------------


Fee Table ......................................................  7
Condensed Financial Information ................................ 11
Investment Options ............................................. 11
Transfers ...................................................... 13
Contract Purchase and Participation ............................ 14
Contract Ownership and Rights .................................. 15
Right to Cancel ................................................ 16
Fees ........................................................... 17
Your Account Value ............................................. 23
Withdrawals .................................................... 25
Loans .......................................................... 27
Systematic Distribution Options ................................ 27
Death Benefit .................................................. 28
The Income Phase ............................................... 30
Taxation ....................................................... 34
Other Topics ................................................... 41

The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Distribution - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

Contents of the Statement of Additional Information ............ 47
Appendix I - Guaranteed Accumulation Account ................... 48
Appendix II - Fixed Account .................................... 50
Appendix III - Fixed Plus Account .............................. 52
Appendix IV - Employee Appointment of Employer as Agent Under an
Annuity Contract ............................................... 56
Appendix V - Fund Descriptions ................................. 57
Appendix VI - Condensed Financial Information .................. 60

Contract Overview

--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional information.

--------------------------------------------------------------------------------
Who's Who
--------------------------------------------------------------------------------
You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

-------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

--------------------------------------------------------------------------------
Contract Facts
--------------------------------------------------------------------------------

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b) or 457 plans) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

The Contract and Your Retirement Plan

Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.

Contract Rights: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

Questions: Contacting the Company. Contact your local representative or write or call the Home Office:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277


1-800-262-3862
(1-800-462-4458 for participants in contracts issued to the San Bernardino County and Macomb County plans)

Sending forms and written requests in good order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

--------------------------------------------------------------------------------
Contract Phases
--------------------------------------------------------------------------------

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials. According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.


                               ------------------
                                  Payments to
                                  Your Account
                               ------------------
                                     Step 1

              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

    (a)                Step 2                (b)
---------     ---------------------------------------------------
                             Variable Annuity
  Fixed                          Account C
Interest
 Options                 Variable Investment Options
---------


              ---------------------------------------------------
                               The Subaccounts
              ---------------------------------------------------

                      A              B               Etc.

              ---------------------------------------------------

                    Step 3
              ---------------------------------------------------
                Mutual     Mutual                    Etc.
                Fund A     Fund B
              ---------------------------------------------------


STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:

(a) Fixed Interest Options; and/or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)


STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.


II. The Income Phase

The contract offers several payment options. See "The Income Phase." In general, you may:

>  Receive income phase payments over a lifetime or a specified period;

>  Receive income phase payments monthly, quarterly, semi-annually or annually;

>  Select an option that provides a death benefit to beneficiaries; or

> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

Maximum Transaction Fees

Maximum Early Withdrawal Charge(1).....................5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

Maximum Annual Maintenance Fee(1)......................................$30.00

Maximum Fees Deducted From the Subaccounts

Maximum Amounts(1)
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge.......................................1.50%

Administrative Expense Charge(2)....................................... 0.25%
                                                                        -----

Total Separate Account Expenses........................................ 1.75%
                                                                        =====

-------------------------

(1) These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."

(2) We only impose this charge under some contracts. See "Fees."


In This Section:

>  Maximum Transaction Fees;

>  Maximum Fees Deducted From the Subaccounts;

>  Fees Deducted by the Funds; and

>  Examples of Fee Deductions.


Also, see the "Fees" section for:

>  Early Withdrawal Charge Schedules;

>  How, When and Why Fees are Deducted;

>  Reduction, Waiver and/or Elimination of Certain Fees; and

>  Premium and Other Taxes.

See "The Income Phase" for:

>  Fees during the income phase.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.


                                                    Fund Expense Table
                                                                                  Total Fund                  Net Fund
                                                                                    Annual                     Annual
                                                                                   Expenses                   Expenses
                                                       Investment                   Without       Total        After
                                                        Advisory         Other    Waivers or   Waivers and   Waivers or
                                                        Fees(1)        Expenses   Reductions    Reductions   Reductions
                                                  ------------------- ---------- ------------ ------------- -----------
Aetna Ascent VP(2)                                       0.60%          0.14%       0.74%          0.00%       0.74%
Aetna Balanced VP, Inc.                                  0.50%          0.09%       0.59%            --        0.59%
Aetna Bond VP                                            0.40%          0.09%       0.49%            --        0.49%
Aetna Crossroads VP(2)                                   0.60%          0.14%       0.74%          0.04%       0.70%
Aetna Growth VP(2)                                       0.60%          0.11%       0.71%          0.00%       0.71%
Aetna Growth and Income VP                               0.50%          0.08%       0.58%            --        0.58%
Aetna High Yield VP(2)                                   0.65%          0.48%       1.13%          0.33%       0.80%
Aetna Index Plus Large Cap VP(2)                         0.35%          0.10%       0.45%          0.00%       0.45%
Aetna Index Plus Mid Cap VP(2)                           0.40%          0.40%       0.80%          0.20%       0.60%
Aetna Index Plus Small Cap VP(2)                         0.40%          0.50%       0.90%          0.30%       0.60%
Aetna International VP(2)                                0.85%          0.77%       1.62%          0.47%       1.15%
Aetna Legacy VP(2)                                       0.60%          0.15%       0.75%          0.10%       0.65%
Aetna Money Market VP                                    0.25%          0.09%       0.34%            --        0.34%
Aetna Real Estate Securities VP(2)                       0.75%          0.74%       1.49%          0.54%       0.95%
Aetna Small Company VP(2)                                0.75%          0.13%       0.88%          0.00%       0.88%
Aetna Technology VP(2)(3)                                0.95%          0.25%       1.20%          0.05%       1.15%
Aetna Value Opportunity VP(2)                            0.60%          0.13%       0.73%          0.00%       0.73%
AIM V.I. Capital Appreciation Fund                       0.62%          0.11%       0.73%            --        0.73%
AIM V.I. Growth Fund                                     0.63%          0.10%       0.73%            --        0.73%
AIM V.I. Growth and Income Fund                          0.61%          0.16%       0.77%            --        0.77%
AIM V.I. Value Fund                                      0.61%          0.15%       0.76%            --        0.76%
Calvert Social Balanced Portfolio(4)                     0.70%          0.19%       0.89%          0.00%       0.89%
DEM[Reg TM] Equity Fund (5)                              0.90%          2.10%       3.00%          1.75%       1.25%
Fidelity VIP Equity-Income Portfolio(6)                  0.48%          0.09%       0.57%            --        0.57%
Fidelity VIP Growth Portfolio(6)                         0.58%          0.08%       0.66%            --        0.66%
Fidelity VIP Overseas Portfolio(6)                       0.73%          0.18%       0.91%            --        0.91%
Fidelity VIP II Contrafund[Reg TM] Portfolio(6)          0.58%          0.09%       0.67%            --        0.67%
Janus Aspen Aggressive Growth Portfolio(7)               0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Balanced Portfolio(7)                        0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Flexible Income Portfolio(7)                 0.65%          0.07%       0.72%          0.00%       0.72%
Janus Aspen Growth Portfolio(7)                          0.65%          0.02%       0.67%          0.00%       0.67%
Janus Aspen Worldwide Growth Portfolio(7)                0.65%          0.05%       0.70%          0.00%       0.70%
Janus Twenty Fund (8)                                    0.65%          0.23%       0.88%          0.00%       0.88%
Lexington Natural Resources Trust                        1.00%          0.33%       1.33%            --        1.33%
Oppenheimer Global Securities Fund/VA                    0.67%          0.02%       0.69%            --        0.69%
Oppenheimer Strategic Bond Fund/VA                       0.74%          0.04%       0.78%            --        0.78%
PPI MFS Capital Opportunities Portfolio(9)               0.65%          0.25%       0.90%          0.00%       0.90%
PPI MFS Emerging Equities Portfolio(9)                   0.67%          0.13%       0.80%          0.00%       0.80%
PPI MFS Research Growth Portfolio(9)                     0.70%          0.15%       0.85%          0.00%       0.85%
PPI Scudder International Growth Portfolio(9)            0.80%          0.20%       1.00%          0.00%       1.00%
PPI T. Rowe Price Growth Equity Portfolio(9)             0.60%          0.15%       0.75%          0.00%       0.75%

Footnotes to the "Fund Expense Table"

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

(3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

(5) The amount shown under "Other Expenses" includes a fee paid to the fund's distributor for stockholder servicing and distribution services at an annual rate of up to a total of 0.25% of average daily net assets. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; and 0.65% for Fidelity VIP II Contrafund(R) Portfolio.

(7) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(8) Investment Advisory Fees information has been restated to reflect a new fee schedule effective January 31, 2000. Other Expenses were determined based on net assets as of the fiscal year ended October 31, 1999.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Examples

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.039%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


> These examples are purely hypothetical.
> They should not be considered a
  representation of past or future fees or
  expected returns.
> Actual fees and/or returns may be more or
  less than those shown in these examples.
                                                              EXAMPLE A                              EXAMPLE B
                                               --------------------------------------- --------------------------------------
                                                                                         If you leave your entire account
                                               If you withdraw your entire account       value invested or if you select an income
                                               value at the end of the periods shown,    phase payment option at the end of the
                                               you would pay the following fees,         periods shown, you would pay the
                                               including any applicable early            following fees (no early withdrawal
                                               withdrawal charge assessed:*              charge is reflected):**
                                               1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                   $77      $133      $191      $286         $26      $ 79      $135      $286
Aetna Balanced VP, Inc.                           $75      $128      $184      $272         $24      $ 74      $127      $272
Aetna Bond VP                                     $74      $125      $179      $261         $23      $ 71      $122      $261
Aetna Crossroads VP                               $77      $133      $191      $286         $26      $ 79      $135      $286
Aetna Growth VP                                   $77      $132      $190      $283         $25      $ 78      $133      $283
Aetna Growth and Income VP                        $75      $128      $183      $271         $24      $ 74      $126      $271
Aetna High Yield VP                               $81      $144      $209      $324         $29      $ 90      $154      $324
Aetna Index Plus Large Cap VP                     $74      $124      $177      $257         $23      $ 70      $120      $257
Aetna Index Plus Mid Cap VP                       $77      $134      $194      $292         $26      $ 81      $137      $292
Aetna Index Plus Small Cap VP                     $78      $137      $198      $302         $27      $ 84      $142      $302
Aetna International VP                            $85      $157      $231      $369         $34      $105      $177      $369
Aetna Legacy VP                                   $77      $133      $191      $287         $26      $ 79      $135      $287
Aetna Money Market VP                             $73      $121      $172      $246         $22      $ 67      $114      $246
Aetna Real Estate Securities VP                   $84      $154      $226      $358         $33      $101      $171      $358
Aetna Small Company VP                            $78      $136      $198      $300         $27      $ 83      $141      $300
Aetna Technology VP                               $81      $145      $212      $331         $30      $ 92      $157      $331
Aetna Value Opportunity VP                        $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Capital Appreciation Fund                $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Growth Fund                              $77      $132      $191      $285         $26      $ 78      $134      $285
AIM V.I. Growth and Income Fund                   $77      $133      $192      $289         $26      $ 80      $136      $289
AIM V.I. Value Fund                               $77      $133      $192      $288         $26      $ 79      $135      $288
Calvert Social Balanced Portfolio                 $78      $137      $198      $301         $27      $ 83      $142      $301
DEM[Reg TM] Equity Fund                           $98      $194      $291      $484         $48      $144      $241      $484
Fidelity VIP Equity-Income Portfolio              $75      $128      $183      $270         $24      $ 74      $126      $270
Fidelity VIP Growth Portfolio                     $76      $130      $187      $279         $25      $ 76      $131      $279
Fidelity VIP Overseas Portfolio                   $78      $137      $199      $303         $27      $ 84      $143      $303
Fidelity VIP II Contrafund[Reg TM] Portfolio      $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Aggressive Growth Portfolio           $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Balanced Portfolio                    $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Flexible Income Portfolio             $77      $132      $190      $284         $25      $ 78      $133      $284
Janus Aspen Growth Portfolio                      $76      $131      $188      $280         $25      $ 77      $131      $280
Janus Aspen Worldwide Growth Portfolio            $76      $131      $189      $282         $25      $ 78      $133      $282
Janus Twenty Fund                                 $78      $136      $198      $300         $27      $ 83      $141      $300
Lexington Natural Resources Trust                 $82      $149      $218      $343         $31      $ 96      $163      $343
Oppenheimer Global Securities Fund/VA             $76      $131      $189      $282         $25      $ 77      $132      $282
Oppenheimer Strategic Bond Fund/VA                $77      $134      $193      $290         $26      $ 80      $136      $290
PPI MFS Capital Opportunities Portfolio           $78      $137      $198      $302         $27      $ 84      $142      $302
PPI MFS Emerging Equities Portfolio               $77      $134      $194      $292         $26      $ 81      $137      $292
PPI MFS Research Growth Portfolio                 $78      $136      $196      $297         $27      $ 82      $140      $297
PPI Scudder International Growth Portfolio        $79      $140      $203      $312         $28      $ 86      $147      $312
PPI T. Rowe Price Growth Equity Portfolio         $77      $133      $191      $287         $26      $ 79      $135      $287

-----------------

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.
When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

> Fund Descriptions. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview", by accessing the SEC's web site or by contacting the SEC's Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options
 o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 o Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------
Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds.

Variable Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>  Mixed--bought for annuities and life insurance

>  Shared--bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

>  DEM[Reg TM] Equity (Institutional Shares)

>  Janus Twenty Fund

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

Transfers
--------------------------------------------------------------------------------
Transfers Among Investment Options. During the accumulation phase and under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Purchasing the Contract.

1. The contract holder submits the required forms and application to the Company.
2. We approve the forms and issue a contract to the contract holder.

Participating in the Contract.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:


> Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

>  Installment payments--More than one payment made over time to your account.


The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."

Contract Ownership and Rights
--------------------------------------------------------------------------------
Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

> Under 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

> Under 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

> Under 401(a)/401(k) or 403(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

Who Holds Rights under the Contract?

> Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

> If you participate in a group or individual contract through a voluntary 403(b) plan, you hold all rights under the contract.

Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

Fees

--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Schedule I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).


                                  Schedule I

--------------------------------------------------------------------------------
       Purchase Payment or Contribution
       Periods or, Contract Years or Account
       Years Completed (depending upon
       the contract)                            Early Withdrawal Charge
---------------------------------------------   ------------------------
       Fewer than 5                                        5%
       5 or more but fewer than 7                          4%
       7 or more but fewer than 9                          3%
       9 or more but fewer than 10                         2%
       more than 10                                        0%
--------------------------------------------------------------------------------


Types of Fees

There are three types of fees which you may incur under the contract:

>  Transaction Fees
       o Early Withdrawal Charge
       o Annual Maintenance Fee

>  Fees Deducted from the Subaccounts
       o Mortality and Expense Risk Charge
       o Administrative Expense Charge

>  Fees Deducted by the Funds
       o Investment Advisory Fees
       o Other Expenses


Terms to Understand in
Schedules I and II


> Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

> Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.


> Purchase Payment Period (also called Contribution Period under some contracts) (for installment payments under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

Schedule II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.


                                  Schedule II

--------------------------------------------------------------------------------
  Account Years Completed                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 5                                       5%
  5 or more but fewer than 6                         4%
  6 or more but fewer than 7                         3%
  7 or more but fewer than 8                         2%
  8 or more but fewer than 9                         1%
  9 or more                                          0%
--------------------------------------------------------------------------------

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

>  Used to provide income payments during the income phase;

>  Paid because of your death before income payments begin;

> Paid where your account value is $5,000 or less ($3,500 under some contracts and $1,999 for some contracts issued in New York), (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

> Taken because of the election of a systematic distribution option. See "Systematic Distribution Options"; or

>  Taken on or after the tenth anniversary of the effective date of the account.

Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

> Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;


> Taken after you have separated from service with your employer (under certain contracts, the employer must provide documentation of separation to the Company);

> Used to purchase an Aetna single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);


> Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;


>  From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);


> Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

> Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

> Withdrawn for a transfer as provided under Internal Revenue Service Ruling 90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>  The number of participants under the plan;

>  The expected level of assets or cash flow under the plan;

>  Our agent's involvement in sales activities;

>  Our sales-related expenses;

>  Distribution provisions under the plan;

> The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

> The level of employer involvement in determining eligibility for distributions under the contract;

>  Our assessment of financial risk to the Company relating to withdrawals; and

> Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the state of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract form G-CDA-99(NY).


--------------------------------------------------------------------------------
  Completed Account Years                 Early Withdrawal Charge
---------------------------------------   ------------------------
  Fewer than 3                                       5%
  3 or more but fewer than 4                         4%
  4 or more but fewer than 5                         3%
  5 or more but fewer than 6                         2%
  6 or more but fewer than 7                         1%
  7 or more                                          0%
--------------------------------------------------------------------------------

Maintenance Fee
Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>  The size, type and nature of the group to which a contract is issued;


> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);


> The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

>  The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts


Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:


> The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);


> The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

> The frequency, consistency and method of submitting payments and loan repayments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

>  The projected frequency of distributions; and

> The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge
Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. Fund Expenses
Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.

Purpose. These amounts help to pay the fund's investment advisor and operating expenses.

IV. Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments.

We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date

>  Less any deductions from the fixed interest options (e.g. withdrawals, fees)

>  Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:


> The net assets of the fund held by the subaccount as of the current valuation, minus

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

> Divided by the total value of the subaccount's units at the preceding valuation



> Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guaranty charges for the Aetna GET Fund). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.

                             ---------------------
                              $5,000 contribution
                             ---------------------
                                     Step 1
              ---------------------------------------------------
                    Aetna Life Insurance and Annuity Company
              ---------------------------------------------------

                                     Step 2
              ---------------------------------------------------
                         Variable Annuity Account C
              ---------------------------------------------------
                  Subaccount A      Subaccount B      Etc
                  300               80
                  accumulation      accumulation
                  units             units


              ---------------------------------------------------

                      Step  3
              ---------- -----------
                Fund A     Fund B
              ---------- -----------



                                            Step 2:

                                            A. He directs us to invest $3,000
                                               in Fund A. His dollars purchase
                                               300 accumulation units of
                                               Subaccount A ($3,000 divided by
                                               the current
                                               $10 AUV).
                                            B. He directs us to invest $2,000
                                               in Fund B. His dollars purchase
                                               80 accumulation units of
                                               Subaccount B ($2,000 divided by
                                               the current
                                               $25 AUV).

                                            Step 3: The separate account then
                                            purchases shares of the applicable
                                            funds at the current market value
                                            (net asset value or NAV).


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.


Withdrawals
--------------------------------------------------------------------------------

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

>  Select the withdrawal amount
   o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
   o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

> Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

>  Properly complete a disbursement form and submit it to the Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or
(2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

>  Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";

>  Maintenance Fee. See "Fees--Maintenance Fee";

>  Market Value Adjustment. See Appendix I;

>  Tax Penalty. See "Taxation"; and/or

>  Tax Withholding. See "Taxation".

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--Questions."

Reinvestment Privilege. (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinvestment.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

> Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship of the following:
   (1) Salary reduction contributions made after December 31, 1988; and
   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.

> 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

> The contract may require that the contract holder certify that you are eligible for the distribution.

> If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

> Participants in Ball State University Alternate Pension Plan--The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

> Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

Loans
--------------------------------------------------------------------------------
Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

> SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

> ECO--Estate Conservation Option. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

   Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

> Other Systematic Distribution Options. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.


Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

Features of a Systematic Distribution Option

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

Terminating a Systematic Distribution Option. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

> Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

> Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase
Payment Process

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

>  Lump-sum payment;

> Payment under an available income phase payment option (see "The Income Phase--Payment Options"); and

> If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:


>  Leaving the account value invested in the contract; and


> Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See The Income Phase--Payment Options".


Death Benefit Calculation. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Income Phase Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

The Income Phase

--------------------------------------------------------------------------------
During the income phase, you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

>  Start date;

> Income phase payment option (see the income phase payment options table in this section);

> Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

>  Choice of fixed or variable payments;

> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.


Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.


Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.


If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted.

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount. Under some contracts, we may reduce this fee based on certain factors. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase. See "Fees--Mortality and Expense Risk Charge."

> We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.


-----------------------------------------------------------------------------------------------------------------------------
                                           Lifetime Income Phase Payment Options
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
 Life Income             be made should the annuitant die prior to the second payment's due date.
                         Death Benefit--None: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
 Life Income--           choice of 5 to 30 years, or as otherwise specified in the contract.
 Guaranteed Pay-         Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 ments                   guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                         Continuing Payments:
 Life Income--Two        (a) When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to con-
 Lives                   tinue to the surviving annuitant after the first death; or
                         (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and
                         50% of the payment to continue to the second annuitant on the annuitant's death.
                         Death Benefit--None: All payments end after the death of both annuitants.
-----------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
 Life Income--Two        Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
 Lives--Guaranteed       first death.
 Payments                Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed pay-
                         ments have all been paid, we will continue to pay the beneficiary the remaining payments.
                         Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------------------
 Life Income--Cash       Length of Payments: For as long as the annuitant lives.
 Refund Option           Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
 (limited                sum payment equal to the amount originally applied to the payment option (less any premium
 availability--          tax) and less the total amount of fixed income phase payments paid.
 fixed payment
 only)
 -----------------------------------------------------------------------------------------------------------------------------
 Life Income--Two        Length of Payments: For as long as either annuitant lives.
 Lives--Cash             Continuing Payment: 100% of the payment to continue after the first death.
 Refund Option           Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 (limited                payment equal to the amount applied to the income phase payment option (less any premium
 availability--fixed     tax) and less the total amount of fixed income phase payments paid.
 payment only)
-----------------------------------------------------------------------------------------------------------------------------



                               Table continued ---->

Income phase payment options continued


-----------------------------------------------------------------------------------------------------------------------------
                                       Nonlifetime Income Phase Payment Options(1)
-----------------------------------------------------------------------------------------------------------------------------
                   Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5
 Nonlifetime--     years. In certain cases, a lump-sum payment may be requested at any time (see below).
 Guaranteed        Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments          guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                   sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate for variable payments).
--------------------------------------------------------------------------------

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

In This Section

I.  Introduction

II.  Your Retirement Plan

III. Withdrawals and other Distributions
          o Taxation of Distributions

          o Taxation of Death Benefits

          o 10% Penalty Tax

          o Withholding for Federal Income Tax Liability


IV. Minimum Distribution Requirements
          o 50% Excise Tax

V.  Rules Specific to Certain Plans
          o 457 Plans
          o 403(b) Plans
          o 401(a), 401(k) and 403(a) Plans
          o 415(m) Arrangements
          o Bona Fide Severance Pay Plans

VI. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.


Taxation
--------------------------------------------------------------------------------
I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.
--------------------------------------------------------------------------------


II. Your Retirement Plan
The tax rules applicable to retirement plans vary according to plan type and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


Plan Types. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457 also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

401(a), 401(k), 403(a) or 403(b) Plans. All distributions from these plans are taxed as received unless:

> The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

Taxation of Death Benefits
In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax
The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:
(a) You have attained age 59 1/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor; or
(g) The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a) or 403(b) Plans. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

457 Plans. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or a beneficiary is a non-resident alien and you participate in other than a 457 plan, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. Minimum Distribution Requirements
To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

>  Start date for distributions;

>  The time period in which all amounts in your account(s) must be distributed;
   or

>  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

> You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

> Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

>  Over your life or the joint lives of you and your beneficiary, or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

Amount (457(b) Plans Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefits. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

>  After you begin receiving minimum distributions under the contract, or

>  Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

>  Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:


>  Over the life of the beneficiary, or


>  Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:


> December 31 of the calendar year following the calendar year of your death, or


>  December 31 of the calendar year in which you would have attained age 70 1/2.

V. Rules Specific to Certain Plans

457 Plans
Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.

457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.

457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

The Contract. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you separate from service with the employer; or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

403(b) Plans

In addition to being offered as an investment option under the contract, shares of certain of the Funds (DEM[Reg TM] Equity Fund and Janus Twenty Fund) are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity". In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

> The first limit, under code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457.

> The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

>  Salary reduction contributions made after December 31, 1988;

>  Earnings on those contributions; and

>  Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(a), 401(k) and 403(a) Plans
Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,500 annually (subject to indexing). Your own limits may be higher or lower, depending upon certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59 1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

Bona Fide Severance Pay Plans
If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:


       151 Farmington Avenue
       Hartford, Connecticut 06156

Variable Annuity Account C
We established Variable Annuity Account C (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>  Standardized average annual total returns; and

>  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

> During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Distribution
The Company will serve as the principal underwriter for the securities sold under this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts

Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may reimburse the distributor for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Third Party Compensation Arrangements. Occasionally, we may:

> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Matters and Proceedings


We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or
(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and $1,999 for some contracts issued in New York), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Oregon Education Association Choice Personal Benefit Trust ("OEA Trust") and the Company's Agreement

Under past and current agreements, the OEA Trust exclusively endorses our tax deferred variable annuity and other related investment products for sale to its members. Under the current agreement, the OEA Trust agrees to:

> Facilitate Oregon Education Association ("OEA") members' access to the variable annuity and other related investment products; and

> Assist us by providing services such as office space and secretarial/clerical support.

The OEA Trust will provide an employee who:

>  Is a registered representative of one of our affiliates;

>  Advertises the Company in OEA's newsletter;

> Facilitates and coordinates meetings and workshops where registered representatives of the Company's affiliate present the annuity to OEA members; and

>  Acts as a liaison between the Company and OEA members.

In return, the Company agrees to:

> Compensate OEA Trust to help it defray the costs incurred in providing the administrative and other support; and

> Reimburse OEA Trust for out-of-pocket travel and meeting expenses of an OEA Trust employee who is also a registered representative of the Company's affiliate.

During 1999, the Company paid OEA Trust $300,000 as reimbursement for the costs and services described above. Effective January 1, 2000, the Company will pay the OEA Trust $27,500 each month as reimbursement for the costs and services described above.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:


> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.


> The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions.


If all or a portion of your account value in GAA is withdrawn, you may incur the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

>  Tax Penalties and/or Tax withholding--See "Taxation";

>  Early Withdrawal Charge--See "Fees"; and/or

>  Maintenance Fee--"See Fees".

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.


Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

>  short-term--three years or less; and

>  long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

>  transfer dollars to a new guaranteed term;

>  transfer dollars to other available investment options; or

>  withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.

Reinvesting Amounts Withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.


Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

>  The hardship is certified (required under most contracts);

> The partial withdrawal is taken proportionally from each investment option in which your account invests;

>  The amount is paid directly to you; and

> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

>  The employer certifies you have separated from service;

>  The amount withdrawn is paid directly to you; and

> The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

>  One-fourth of the remaining Fixed Plus Account value 12 months later;

>  One-third of the remaining Fixed Plus Account value 12 months later;

>  One-half of the remaining Fixed Plus Account value 12 months later; and

>  The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
(c) When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

>  The hardship is certified by the employer;

> The amount is paid directly to you; and > The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. For any in-service distributions permitted by the plan and the following conditions are met:

>  The distribution has been certified by the employer;
> The amount distributed is paid directly to you; and > The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period.

3. Due to your separation from service with the employer, provided that all the following apply*:

>  The employer certifies that you have separated from service;
> The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
> Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59 1/2 and have completed nine payment periods.


5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during
-----------------
* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

>  The hardship is certified by the employer;

>  We receive the withdrawal request within 60 days of the date of separation;
   and

>  You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  Appendix IV
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
--------------------------------------------------------------------------------
For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
================================================================================
My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

> I own the value of my Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

> I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

> My employer may permit me to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

> On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

> In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  Appendix V
                               Fund Descriptions

--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

>Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

>Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

>Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

>Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

>Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)


>Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

>Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

>Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

>Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.(1)

>Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).(1)

>Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

>Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.(1)(a)

>Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

>AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)

>AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)

>AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)

>AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment adviser's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)

>Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)(a)

>DEM[Reg TM] Equity Fund (Institutional Shares) seeks to provide aggressive long-term growth through capital appreciation.(4)

>Fidelity Variable Insurance Products Fund Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(5)

>Fidelity Variable Insurance Products Fund-- Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(5)

>Fidelity Variable Insurance Products Fund-- Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(5)(a)

>Fidelity Variable Insurance Products Fund II-- Contrafund[Reg TM] Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(5)(b)

>Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.(6)

>Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(6)

>Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(6)

>Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(6)

>Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(6)

>Janus Twenty Fund seeks long-term growth of capital by investing in a nondiversified portfolio that normally concentrates its investments in a core position of 20-30 common stocks.(6)

>Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(7)(a)

>Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.(8)

>Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(8)

>Portfolio Partners, Inc. (PPI)--MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio) seeks capital appreciation.(9)(a)

>Portfolio Partners, Inc. (PPI)--MFS Emerging Equities Portfolio seeks long-term growth of capital. (9)(a)

>Portfolio Partners, Inc. (PPI)--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(9)(a)

>Portfolio Partners, Inc. (PPI)--Scudder International Growth Portfolio seeks long-term growth of capital.(9)(b)

>Portfolio Partners, Inc. (PPI)--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and secondarily, increasing dividend income. (9)(c)

Investment Adviser:

(1) Investment Adviser: Aeltus Investment Management, Inc.
    (a) Elijah Asset Management, LLC (subadviser)
(2) Investment Adviser: A I M Advisors, Inc.
(3) Investment Adviser: Calvert Asset Management Company, Inc.
    (a) NCM Capital Management, Inc. (subadviser)
(4) Chapman Capital Management, Inc.
(5) Investment Adviser: Fidelity Management & Research Company
    (a) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity International Investment Advisors (subadviser) Fidelity International Investment Advisors (U.K.) Limited (subadviser)
        Fidelity Investments Japan Limited (subadviser)
    (b) Fidelity Management & Research (U.K.) Inc. (subadviser) Fidelity Management & Research Far East Inc. (subadviser) Fidelity Investments Japan Limited (subadviser)
(6) Investment Adviser: Janus Capital Corporation
(7) Investment Adviser: Lexington Management Corporation
    (a) Market Systems Research Advisors, Inc. (subadviser)
(8) Investment Adviser: OppenheimerFunds, Inc.
(9) Investment Adviser: Aetna Life Insurance and Annuity Company
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                  Appendix VI
                        Condensed Financial Information

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


Table I--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.40%, 0.45%, and 0.50% .......................................     62
Table II--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.55%, 0.65%, and 0.70% .......................................     65
Table III--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.75%, 0.80%, and 0.85% .......................................     68
Table IV--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.90% and 0.95% ...............................................     71
Table V--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.00% .........................................................     75
Table VI--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.05% and 1.10% ...............................................     79
Table VII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.15% .........................................................     83
Table VIII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.20% and Those Issued Since 1996 with Total Separate
  Account Charges of 1.25% ......................................     86
Table IX--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.30% and 1.40% ...............................................     90
Table X--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans Since 1996 with Total Separate Account Charges
  of 1.50% ......................................................     93
Table XI--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.25% ..............................................     96
Table XII--For Multiple Option Contracts Issued to
  San Bernardino County and Macomb County with Total
  Separate Account Charges of 1.25% .............................    100
Table XIII--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.50% (including a 0.25% Administrative Expense
  Charge Beginning April 7, 1997) ...............................    104
Table XIV--For Contracts Containing Limits on Fees Issued
  Under 403(b) Plans and Deferred Compensation Plans ............    107
Table XV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On January 15, 1996 ...........................................    109
Table XVI--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On May 25, 1996 ...............................................    113

                                  Appendix VI
                  Condensed Financial Information (continued)
--------------------------------------------------------------------------------


Table XVII--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On or After December 16, 1996 .........................   117
Table XVIII--For Contracts Issued to Missouri Municipal
  League Under Deferred Compensation Plans with
  Total Separate Account Charges of 0.80% ...............   121
Table XIX--For Contracts Issued to Metropolitan Utilities
  District Under Deferred Compensation Plans with
  Total Separate Account Charges of 0.80% ...............   124

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I

          FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
        WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%, 0.45%, AND 0.50%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                         0.40% Total Charges
                                                 --------------------------------
                                                      1999            1998
                                                      ----            ----
AETNA ASCENT VP
Value at beginning of period                          $14.086         $13.239(1)
Value at end of period                                $16.043         $14.086
Number of accumulation units outstanding at end
 of period                                             84,264          86,321
AETNA BALANCED VP, INC.
Value at beginning of period                          $15.331         $14.244(1)
Value at end of period                                $17.347         $15.331
Number of accumulation units outstanding at end
 of period                                            720,935         653,272
AETNA BOND VP
Value at beginning of period                          $12.079         $11.893(1)
Value at end of period                                $11.942         $12.079
Number of accumulation units outstanding at end
 of period                                            198,382         190,084
AETNA CROSSROADS VP
Value at beginning of period                          $13.628         $12.991(1)
Value at end of period                                $14.960         $13.628
Number of accumulation units outstanding at end
 of period                                             62,563          51,878
AETNA GROWTH VP
Value at beginning of period                          $18.018         $15.200(1)
Value at end of period                                $24.222         $18.018
Number of accumulation units outstanding at end
 of period                                             59,855          21,805
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $16.747         $15.108(1)
Value at end of period                                $19.586         $16.747
Number of accumulation units outstanding at end
 of period                                          2,978,733       2,888,622
AETNA HIGH YIELD VP
Value at beginning of period                           $9.238          $9.125(1)
Value at end of period                                 $9.850          $9.238
Number of accumulation units outstanding at end
 of period                                              2,049           1,146
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $18.916         $16.874(1)
Value at end of period                                $23.418         $18.916
Number of accumulation units outstanding at end
 of period                                            193,247          87,238
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.921         $9.480(1)
Value at end of period                                $12.597         $10.921
Number of accumulation units outstanding at end
 of period                                              2,808           1,187
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.840          $8.071(1)
Value at end of period                                 $9.754          $8.840
Number of accumulation units outstanding at end
 of period                                              2,620           3,928
AETNA INTERNATIONAL VP
Value at beginning of period                          $10.059(9)
Value at end of period                                $14.760
Number of accumulation units outstanding at end
 of period                                              1,480
AETNA LEGACY VP
Value at beginning of period                          $13.111         $12.598(1)
Value at end of period                                $13.986         $13.111
Number of accumulation units outstanding at end
 of period                                             21,809          19,291


                                                       0.45% Total Charges            0.50% Total Charges
                                                 -------------------------------- ---------------------------
                                                       1999          1998         1999             1998
                                                       ----          ----         ----             ----
AETNA ASCENT VP
Value at beginning of period                           $9.519       $9.146(2)        $9.848       $10.475(3)
Value at end of period                                $10.836       $9.519          $11.205        $9.848
Number of accumulation units outstanding at end
 of period                                             53,201          779            4,725         2,670
AETNA BALANCED VP, INC.
Value at beginning of period                          $10.747(4)                    $11.077       $10.369(5)
Value at end of period                                $12.064                       $12.521       $11.077
Number of accumulation units outstanding at end
 of period                                             80,717                       307,534       310,846
AETNA BOND VP
Value at beginning of period                          $10.455(6)                    $10.662       $10.118(5)
Value at end of period                                $10.396                       $10.530       $10.662
Number of accumulation units outstanding at end
 of period                                             19,693                        84,611        88,895
AETNA CROSSROADS VP
Value at beginning of period                           $9.800       $9.531(2)       $10.086       $10.298(5)
Value at end of period                                $10.752       $9.800          $11.061       $10.086
Number of accumulation units outstanding at end
 of period                                            111,369          731            1,386         1,127
AETNA GROWTH VP
Value at beginning of period                          $11.470       $10.444(2)      $12.397       $10.479(5)
Value at end of period                                $15.412       $11.470         $16.649       $12.397
Number of accumulation units outstanding at end
 of period                                            134,661          291           34,478        19,997
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $10.152       $9.561(2)       $10.665       $10.580(5)
Value at end of period                                $11.867       $10.152         $12.460       $10.665
Number of accumulation units outstanding at end
 of period                                            348,478        1,119          674,275       719,561
AETNA HIGH YIELD VP
Value at beginning of period                           $9.743(7)                     $9.260        $9.961(3)
Value at end of period                                 $9.912                        $9.864        $9.260
Number of accumulation units outstanding at end
 of period                                                 68                         2,779           834
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $11.307      $10.639(2)       $12.019       $10.708(5)
Value at end of period                                $13.991      $11.307          $14.865       $12.019
Number of accumulation units outstanding at end
 of period                                            226,927          859           24,911        13,477
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.889(6)                    $10.947       $10.050(3)
Value at end of period                                $12.916                       $12.614       $10.947
Number of accumulation units outstanding at end
 of period                                              2,661                         3,621         2,662
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.954(6)                     $8.861        $9.328(8)
Value at end of period                                $10.166                        $9.768        $8.861
Number of accumulation units outstanding at end
 of period                                              1,373                         1,190            17
AETNA INTERNATIONAL VP
Value at beginning of period                           $9.567       $9.231(2)        $9.815        $8.967(1)
Value at end of period                                $14.414       $9.567          $14.780        $9.815
Number of accumulation units outstanding at end
 of period                                             19,616           61            1,029           562
AETNA LEGACY VP
Value at beginning of period                          $10.103(4)                    $10.293       $10.115(8)
Value at end of period                                $10.738                       $10.968       $10.293
Number of accumulation units outstanding at end
 of period                                             32,691                           495           165

--------------------------------------------------------------------------------


                                                         0.40% Total Charges
                                                 -----------------------------------
                                                        1999              1998
                                                        ----              -----
AETNA MONEY MARKET VP
Value at beginning of period                           $11.225           $11.148(1)
Value at end of period                                 $11.748           $11.225
Number of accumulation units outstanding at end
 of period                                             271,583           107,285
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                            $8.898            $8.679(1)
Value at end of period                                  $8.488            $8.898
Number of accumulation units outstanding at end
 of period                                               2,267             1,099
AETNA SMALL COMPANY VP
Value at beginning of period                           $13.714           $12.820(1)
Value at end of period                                 $17.873           $13.714
Number of accumulation units outstanding at end
 of period                                              18,170            15,614
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $16.125           $13.986(1)
Value at end of period                                 $19.205           $16.125
Number of accumulation units outstanding at end
 of period                                              12,434            11,799
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $10.105(6)
Value at end of period                                 $13.834
Number of accumulation units outstanding at end
 of period                                               1,129
AIM V.I. GROWTH FUND
Value at beginning of period                           $10.158(6)
Value at end of period                                 $12.140
Number of accumulation units outstanding at end
 of period                                                 114
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $10.351(10)
Value at end of period                                 $11.785
Number of accumulation units outstanding at end
 of period                                                 426
AIM V.I. VALUE FUND
Value at beginning of period                           $10.177(10)
Value at end of period                                 $11.574
Number of accumulation units outstanding at end
 of period                                               1,916
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $14.976           $13.635(1)
Value at end of period                                 $16.740           $14.976
Number of accumulation units outstanding at end
 of period                                              40,498            38,218
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $15.192           $14.267(1)
Value at end of period                                 $16.089           $15.192
Number of accumulation units outstanding at end
 of period                                             114,725            54,320
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $17.525           $15.510(1)
Value at end of period                                 $23.989           $17.525
Number of accumulation units outstanding at end
 of period                                             325,063           128,518
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $13.170           $12.178(1)
Value at end of period                                 $18.709           $13.170
Number of accumulation units outstanding at end
 of period                                              30,213            10,817
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                           $17.813           $15.219(1)
Value at end of period                                 $22.045           $17.813
Number of accumulation units outstanding at end
 of period                                             239,028           197,022
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $14.125           $11.663(1)
Value at end of period                                 $31.711           $14.125
Number of accumulation units outstanding at end
 of period                                             405,725           198,264
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $17.878           $15.614(1)
Value at end of period                                 $22.571           $17.878
Number of accumulation units outstanding at end
 of period                                             103,517            39,424


                                                       0.45% Total Charges            0.50% Total Charges
                                                 -------------------------------- ---------------------------
                                                       1999             1998          1999          1998
                                                       ----             ----          ----          ----
AETNA MONEY MARKET VP
Value at beginning of period                           $10.706(7)                    $10.399       $10.050(5)
Value at end of period                                 $10.777                       $10.872       $10.399
Number of accumulation units outstanding at end
 of period                                              41,969                        70,539        34,355
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                            $8.436(7)                     $8.919        $9.655(8)
Value at end of period                                  $8.544                         8.500        $8.919
Number of accumulation units outstanding at end
 of period                                                  33                             0           649
AETNA SMALL COMPANY VP
Value at beginning of period                            $9.176          $8.583(2)     $9.312       $10.719(5)
Value at end of period                                 $11.953          $9.176       $12.124        $9.312
Number of accumulation units outstanding at end
 of period                                              63,697             318         7,763         7,541
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $12.467(7)                    $11.369       $10.508(5)
Value at end of period                                 $12.665                       $13.527       $11.369
Number of accumulation units outstanding at end
 of period                                              10,293                         2,750           993
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $10.518(7)
Value at end of period                                 $11.781
Number of accumulation units outstanding at end
 of period                                                 882
AIM V.I. VALUE FUND
Value at beginning of period                            $9.753(6)
Value at end of period                                 $11.570
Number of accumulation units outstanding at end
 of period                                               8,954
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $10.714         $10.217(2)    $10.966       $10.377(5)
Value at end of period                                 $11.970         $10.714       $12.245       $10.966
Number of accumulation units outstanding at end
 of period                                              26,121             553        54,141        50,868
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $9.968          $9.516(2)    $10.363       $10.522(5)
Value at end of period                                 $10.552          $9.968       $10.964       $10.363
Number of accumulation units outstanding at end
 of period                                             110,939             519        15,333         6,791
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $13.493(6)                    $12.779       $10.651(5)
Value at end of period                                 $16.655                       $17.475       $12.779
Number of accumulation units outstanding at end
 of period                                              65,561                        49,321        18,614
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $10.647(6)                    $10.183       $10.774(5)
Value at end of period                                 $13.410                       $14.451       $10.183
Number of accumulation units outstanding at end
 of period                                               8,158                           636           251
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                           $11.475         $10.553(2)    $11.985       $10.673(5)
Value at end of period                                 $14.194         $11.475       $14.817       $11.985
Number of accumulation units outstanding at end
 of period                                             268,570           1,754        22,846         8,618
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                           $17.095(6)                    $12.541       $10.570(5)
Value at end of period                                 $27.222                       $28.128       $12.541
Number of accumulation units outstanding at end
 of period                                             153,109                       200,051       134,432
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $11.816         $10.945(2)    $12.415       $10.615(5)
Value at end of period                                 $14.910         $11.816       $15.658       $12.415
Number of accumulation units outstanding at end
 of period                                             224,105             612        70,956        30,062

--------------------------------------------------------------------------------


                                                     0.40% Total Charges        0.45% Total Charges
                                                     -------------------        -------------------
                                                    1999          1998         1999             1998
                                                    ----          ----         ----             ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.053     $12.743(1)     $10.446        $10.457(2)
Value at end of period                            $13.210     $13.053        $10.566        $10.446
Number of accumulation units outstanding at end
 of period                                         20,171      21,374         42,021             82
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.807     $14.790(1)     $11.979(4)
Value at end of period                            $25.537     $17.807        $16.753
Number of accumulation units outstanding at end
 of period                                        156,805      73,901        233,330
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $17.582     $15.344(1)     $10.235         $9.630(2)
Value at end of period                            $28.797     $17.582        $16.757        $10.235
Number of accumulation units outstanding at end
 of period                                        531,184     383,490        466,808          1,186
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $9.626      $9.754(1)      $8.644(7)
Value at end of period                            $10.939      $9.626         $8.758
Number of accumulation units outstanding at end
 of period                                          8,856      12,237          4,241
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.047      $9.004(1)     $13.162(7)
Value at end of period                            $15.859     $10.047        $15.849
Number of accumulation units outstanding at end
 of period                                          5,065       1,564             27
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.923      $9.695(1)      $9.953         $9.975(2)
Value at end of period                            $10.162      $9.923        $10.188         $9.953
Number of accumulation units outstanding at end
 of period                                          1,576         1,513        6,623           575
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                      $15.676     $14.188(1)     $10.673         $9.984(2)
Value at end of period                            $23.231     $15.676        $15.809        $10.673
Number of accumulation units outstanding at end
 of period                                         44,936      36,644         36,972            192
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.776     $10.705(1)     $11.002        $10.094(2)
Value at end of period                            $19.199     $12.776        $16.525        $11.002
Number of accumulation units outstanding at end
 of period                                        413,847     339,956        128,507            371
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.641      $9.362(1)     $10.577         $9.862(2)
Value at end of period                            $13.146     $10.641        $13.061        $10.577
Number of accumulation units outstanding at end
 of period                                        323,178     331,958         50,332            473
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $13.602     $12.570(1)     $11.701(6)
Value at end of period                            $21.461     $13.602        $15.452
Number of accumulation units outstanding at end
 of period                                        196,446     168,912         42,208
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.863     $15.042(1)     $11.057        $10.302(2)
Value at end of period                            $20.546     $16.863        $13.464        $11.057
Number of accumulation units outstanding at end
 of period                                        165,483      169,615        79,777            817

                                                    0.50% Total Charges
                                                    -------------------
                                                    1999         1998
                                                    ----         ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $10.640      $10.186(5)
Value at end of period                            $10.757      $10.640
Number of accumulation units outstanding at end
 of period                                         24,751       13,364
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $12.391      $10.286(5)
Value at end of period                            $17.752      $12.391
Number of accumulation units outstanding at end
 of period                                         36,959        7,785
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $11.485      $10.980(5)
Value at end of period                            $18.792      $11.485
Number of accumulation units outstanding at end
 of period                                         68,055       37,288
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.070      $10.131(11)
Value at end of period                            $15.881      $10.070
Number of accumulation units outstanding at end
 of period                                            786          180
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.946      $9.995(3)
Value at end of period                            $10.176      $9.946
Number of accumulation units outstanding at end
 of period                                              5           14
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                      $11.320      $10.726(5)
Value at end of period                            $16.760      $11.320
Number of accumulation units outstanding at end
 of period                                         69,113       71,605
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $10.841       $9.990(5)
Value at end of period                            $16.274      $10.841
Number of accumulation units outstanding at end
 of period                                        181,468      178,398
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $11.127      $10.490(5)
Value at end of period                            $13.733      $11.127
Number of accumulation units outstanding at end
 of period                                         72,064       79,769
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $10.797      $10.711(5)
Value at end of period                            $17.018      $10.797
Number of accumulation units outstanding at end
 of period                                        115,575      113,511
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $11.551      $10.256(5)
Value at end of period                            $14.059      $11.551
Number of accumulation units outstanding at end
 of period                                          6,942        4,869


-----------------
 (1) Funds were first received in this option during November 1998.
 (2) Funds were first received in this option during December 1998.

 (3) Funds were first received in this option during May 1998.
 (4) Funds were received in this option during January 1999.
 (5) Funds were first received in this option during April 1998.
 (6) Funds were received in this option during September 1999.
 (7) Funds were received in this option during November 1999.
 (8) Funds were first received in this option during June 1998.
 (9) Funds were received in this option during February 1999.
(10) Funds were received in this option during July 1999.
(11) Funds were first received in this option during July 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE II

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
         WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%, 0.65%, AND 0.70% (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for the period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                          1999                    1999                   1999
                                                          ----                    ----                   ----
AETNA ASCENT VP
Value at beginning of period                             $9.864(1)             $9.484(2)            $10.056(3)
Value at end of period                                  $10.819               $10.802               $10.793
Number of accumulation units outstanding at end
 of period                                                3,650               184,741                 7,803
AETNA BALANCED VP, INC.
Value at beginning of period                            $11.266(1)            $11.183(2)            $11.192(3)
Value at end of period                                  $12.045               $12.026               $12.016
Number of accumulation units outstanding at end
 of period                                              237,142               119,529                96,082
AETNA BOND VP
Value at beginning of period                            $10.419(1)            $10.594(2)            $10.447(3)
Value at end of period                                  $10.380               $10.363               $10.355
Number of accumulation units outstanding at end
 of period                                               31,523               113,547                36,755
AETNA CROSSROADS VP
Value at beginning of period                            $10.032(1)            $9.799(2)             $10.178(3)
Value at end of period                                  $10.735               $10.718               $10.709
Number of accumulation units outstanding at end
 of period                                                3,809                90,629                 2,882
AETNA GROWTH VP
Value at beginning of period                            $12.980(1)            $12.835(4)            $12.378(3)
Value at end of period                                  $15.387               $15.362               $15.350
Number of accumulation units outstanding at end
 of period                                               12,695                17,762                 9,291
AETNA GROWTH AND INCOME VP
Value at beginning of period                            $10.922(1)            $10.867(2)            $10.936(3)
Value at end of period                                  $11.847               $11.828               $11.819
Number of accumulation units outstanding at end
 of period                                            1,191,861               479,213               296,167
AETNA HIGH YIELD VP
Value at beginning of period                             $9.577(1)             $9.554(4)             $9.827(3)
Value at end of period                                   $9.896                $9.880                $9.872
Number of accumulation units outstanding at end
 of period                                                  129                   215                    76
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                            $12.633(1)            $12.586(2)            $12.362(3)
Value at end of period                                  $13.968               $13.946               $13.935
Number of accumulation units outstanding at end
 of period                                              107,027               198,941                34,700
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                            $11.478(1)            $11.204(4)            $11.323(3)
Value at end of period                                  $12.896               $12.875               $12.864
Number of accumulation units outstanding at end
 of period                                                   60                 5,592                   285
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                             $9.235(1)             $8.416(2)             $8.998(5)
Value at end of period                                  $10.150               $10.134               $10.126
Number of accumulation units outstanding at end
 of period                                                   70                40,166                    42
AETNA INTERNATIONAL VP
Value at beginning of period                            $11.236(1)            $11.021(4)            $10.927(4)
Value at end of period                                  $14.391               $14.367               $14.356
Number of accumulation units outstanding at end
 of period                                                   59                   405                    14
AETNA LEGACY VP
Value at beginning of period                            $10.273(1)            $10.114(2)            $10.364(3)
Value at end of period                                  $10.721               $10.704               $10.695
Number of accumulation units outstanding at end
 of period                                               22,643                62,233                   834

--------------------------------------------------------------------------------


                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                            1999                    1999                   1999
                                                            ----                    ----                   ----
AETNA MONEY MARKET VP
Value at beginning of period                            $10.669(1)            $10.407(2)            $10.434(3)
Value at end of period                                  $10.760               $10.742               $10.734
Number of accumulation units outstanding at end
 of period                                               67,587               249,862                38,319
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                                   $8.263(1)             $8.621(5)
Value at end of period                                                         $8.517                $8.510
Number of accumulation units outstanding at end
 of period                                                                         15                    14
AETNA SMALL COMPANY VP
Value at beginning of period                             $9.996(1)             $9.740(4)             $9.503(3)
Value at end of period                                  $11.933               $11.914               $11.904
Number of accumulation units outstanding at end
 of period                                               17,509                 8,502                 3,486
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                            $11.893(1)            $11.196(2)            $11.759(3)
Value at end of period                                  $12.645               $12.625               $12.615
Number of accumulation units outstanding at end
 of period                                               20,593                69,481                 2,839
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                            $10.908(1)                                  $10.189(5)
Value at end of period                                  $13.820                                     $13.805
Number of accumulation units outstanding at end
 of period                                                   48                                          82
AIM V.I. GROWTH FUND
Value at beginning of period                            $10.242(1)            $10.100(4)            $11.387(6)
Value at end of period                                  $12.127               $12.119               $12.115
Number of accumulation units outstanding at end
 of period                                                  990                 1,728                    54
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                            $10.229(1)            $10.785(1)             $9.404(5)
Value at end of period                                  $11.773               $11.764               $11.760
Number of accumulation units outstanding at end
 of period                                                  880                    17                    41
AIM V.I. VALUE FUND
Value at beginning of period                            $10.242(1)            $10.194(4)             $9.661(5)
Value at end of period                                  $11.562               $11.554               $11.550
Number of accumulation units outstanding at end
 of period                                                  203                   733                    80
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                            $11.207(1)            $11.067(4)            $11.025(3)
Value at end of period                                  $11.951               $11.932               $11.922
Number of accumulation units outstanding at end
 of period                                               13,438                 3,322                 3,736
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                            $10.462(1)            $10.691(2)            $11.230(3)
Value at end of period                                  $10.535               $10.518               $10.509
Number of accumulation units outstanding at end
 of period                                               65,154               123,332                 8,104
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                            $14.192(1)            $13.816(2)            $13.474(3)
Value at end of period                                  $16.628               $16.601               $16.588
Number of accumulation units outstanding at end
 of period                                              129,223               309,124                37,940
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                            $11.159(1)            $10.023(2)            $10.077(3)
Value at end of period                                  $13.389               $13.367               $13.356
Number of accumulation units outstanding at end
 of period                                                8,971                15,589                   396
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                            $12.452(1)            $12.698(2)            $12.471(3)
Value at end of period                                  $14.171               $14.148               $14.137
Number of accumulation units outstanding at end
 of period                                              119,841               276,641                19,120
JANUS ASPEN AGGRESSIVE GROWTH
 PORTFOLIO
Value at beginning of period                            $19.683(1)            $15.589(2)            $15.319(3)
Value at end of period                                  $27.178               $27.135               $27.113
Number of accumulation units outstanding at end
 of period                                              112,798               216,673                49,337
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                            $13.489(1)            $13.502(2)            $13.144(3)
Value at end of period                                  $14.886               $14.862               $14.850
Number of accumulation units outstanding at end
 of period                                              104,837               251,840                 7,041

--------------------------------------------------------------------------------


                                                    0.55% Total Charges     0.65% Total Charges     0.70% Total Charges
                                                    -------------------     -------------------     -------------------
                                                            1999                    1999                   1999
                                                            ----                    ----                   ----
JANUS ASPEN FLEXIBLE INCOME
 PORTFOLIO
Value at beginning of period                            $10.380(1)            $10.622(2)            $10.473(3)
Value at end of period                                  $10.549               $10.532               $10.523
Number of accumulation units outstanding at end
 of period                                               27,998                88,620                 2,088
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                            $14.336(1)            $14.246(4)            $13.194(3)
Value at end of period                                  $16.726               $16.699               $16.686
Number of accumulation units outstanding at end
 of period                                               74,827                29,859                26,860
JANUS ASPEN WORLDWIDE GROWTH
 PORTFOLIO
Value at beginning of period                            $12.638(1)            $11.492(2)            $11.151(3)
Value at end of period                                  $16.730               $16.703               $16.689
Number of accumulation units outstanding at end
 of period                                              177,086               237,116                31,925
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                             $8.255(1)             $8.125(4)             $9.037(3)
Value at end of period                                   $8.744                $8.729                $8.722
Number of accumulation units outstanding at end
 of period                                                4,257                 2,246                 2,018
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period                            $12.055(1)            $11.782(4)            $14.516(6)
Value at end of period                                  $15.823               $15.798               $15.785
Number of accumulation units outstanding at end
 of period                                                  371                   137                    58
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                             $9.997(1)             $9.942(4)
Value at end of period                                  $10.172               $10.155
Number of accumulation units outstanding at end
 of period                                                1,233                    64
PPI MFS CAPITAL OPPORTUNITIES
 PORTFOLIO
Value at beginning of period                            $12.844(1)            $12.653(4)            $11.997(3)
Value at end of period                                  $15.783               $15.758               $15.745
Number of accumulation units outstanding at end
 of period                                               51,669                14,720                 4,667
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                            $12.327(1)            $10.880(2)            $11.165(3)
Value at end of period                                  $16.499               $16.472               $16.459
Number of accumulation units outstanding at end
 of period                                              103,358               109,678                32,821
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                            $11.303(1)            $11.075(2)            $11.020(3)
Value at end of period                                  $13.040               $13.019               $13.008
Number of accumulation units outstanding at end
 of period                                               54,854                89,183                22,796
PPI SCUDDER INTERNATIONAL GROWTH
 PORTFOLIO
Value at beginning of period                            $12.322(1)            $10.375(2)            $10.603(3)
Value at end of period                                  $15.427               $15.403               $15.390
Number of accumulation units outstanding at end
 of period                                               60,619                24,792                12,199
PPI T. ROWE PRICE GROWTH EQUITY
 PORTFOLIO
Value at beginning of period                            $11.814(1)            $11.742(4)            $11.790(3)
Value at end of period                                  $13.443               $13.421               $13.410
Number of accumulation units outstanding at end
 of period                                               26,870                17,657                17,647


-----------------
(1) Funds were first received in this option during November 1999.
(2) Funds were first received in this option during April 1999.
(3) Funds were first received in this option during May 1999.
(4) Funds were first received in this option during October 1999.
(5) Funds were first received in this option during September 1999.
(6) Funds were first received in this option during December 1999.

                         Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE III

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) and 401(k) PLANS
         WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%, 0.80%, AND 0.85% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                    0.75% Total Charges       0.80% Total Charges
                                                    -------------------       -------------------
                                                    1999          1998       1999       1998
                                                    ----          ----       ----       ----
AETNA ASCENT VP
Value at beginning of period                       $9.502     $9.913(1)    $10.101      $10.604(2)
Value at end of period                            $10.784     $9.502       $11.458      $10.101
Number of accumulation units outstanding at end
 of period                                         52,442     43,142       169,078      255,775
AETNA BALANCED VP, INC.
Value at beginning of period                      $10.648    $10.002(1)    $11.358      $10.646(2)
Value at end of period                            $12.006    $10.648       $12.801      $11.358
Number of accumulation units outstanding at end
 of period                                        194,625    183,347     3,380,638    3,962,527
AETNA BOND VP
Value at beginning of period                      $10.502    $10.058(1)    $10.650      $10.157(2)
Value at end of period                            $10.346    $10.502       $10.487      $10.650
Number of accumulation units outstanding at end
 of period                                         51,554     51,916       617,714      771,660
AETNA CROSSROADS VP
Value at beginning of period                       $9.782     $9.936(1)    $10.312      $10.524(2)
Value at end of period                            $10.701     $9.782       $11.275      $10.312
Number of accumulation units outstanding at end
 of period                                         67,538     62,144        93,911      213,970
AETNA GROWTH VP
Value at beginning of period                      $11.449     $9.925(1)    $13.030      $11.326(2)
Value at end of period                            $15.338    $11.449       $17.447      $13.030
Number of accumulation units outstanding at end
 of period                                         28,754     18,200       728,964      303,987
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $10.133     $9.935(1)    $11.108      $10.925(2)
Value at end of period                            $11.809    $10.133       $12.939      $11.108
Number of accumulation units outstanding at end
 of period                                        806,180    773,713    13,348,490   15,809,881
AETNA HIGH YIELD VP
Value at beginning of period                       $9.284    $10.145(4)     $9.241       $9.939(1)
Value at end of period                             $9.864     $9.284        $9.814       $9.241
Number of accumulation units outstanding at end
 of period                                             98          0         6,652       15,411
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $11.286    $10.015(1)    $12.587      $11.117(2)
Value at end of period                            $13.923    $11.286       $15.521      $12.587
Number of accumulation units outstanding at end
 of period                                         81,578     48,831     2,792,639    1,974,900
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $11.183     $9.822(1)    $10.925       $9.576(1)
Value at end of period                            $12.854    $11.183       $12.551      $10.925
Number of accumulation units outstanding at end
 of period                                          3,959      1,623        50,227       80,312
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $9.201     $9.642(1)     $8.843       $9.269(1)
Value at end of period                            $10.117     $9.201        $9.718       $8.843
Number of accumulation units outstanding at end
 of period                                          2,982      1,481        50,270       90,819
AETNA INTERNATIONAL VP
Value at beginning of period                       $9.550     $9.600(5)     $9.795      $10.043(1)
Value at end of period                            $14.344     $9.550       $14.705       $9.795
Number of accumulation units outstanding at end
 of period                                            134          7        43,135       45,801
AETNA LEGACY VP
Value at beginning of period                      $10.054     $9.977(1)    $10.423      $10.359(2)
Value at end of period                            $10.686    $10.054       $11.073      $10.423
Number of accumulation units outstanding at end
 of period                                         19,174     21,150       232,707      418,989

                                                  0.85% Total Charges
                                                  -------------------
                                                   1999       1998
                                                   ----       ----
AETNA ASCENT VP
Value at beginning of period                      $14.113     $13.699(3)
Value at end of period                            $16.002     $14.113
Number of accumulation units outstanding at end
 of period                                        150,454      70,991
AETNA BALANCED VP, INC.
Value at beginning of period                      $15.360     $13.327(3)
Value at end of period                            $17.303     $15.360
Number of accumulation units outstanding at end
 of period                                      1,479,143   1,379,122
AETNA BOND VP
Value at beginning of period                      $12.102     $11.381(3)
Value at end of period                            $11.911     $12.102
Number of accumulation units outstanding at end
 of period                                        637,752     654,765
AETNA CROSSROADS VP
Value at beginning of period                      $13.654     $13.063(3)
Value at end of period                            $14.921     $13.654
Number of accumulation units outstanding at end
 of period                                        121,322     102,916
AETNA GROWTH VP
Value at beginning of period                      $18.036     $13.357(3)
Value at end of period                            $24.137     $18.036
Number of accumulation units outstanding at end
 of period                                         65,690      24,240
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $16.779     $14.694(3)
Value at end of period                            $19.535     $16.779
Number of accumulation units outstanding at end
 of period                                      5,572,187   5,795,667
AETNA HIGH YIELD VP
Value at beginning of period                       $9.238      $9.899(5)
Value at end of period                             $9.806      $9.238
Number of accumulation units outstanding at end
 of period                                          7,192         644
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $18.945     $14.692(3)
Value at end of period                            $23.350     $18.945
Number of accumulation units outstanding at end
 of period                                        611,611     459,428
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $10.921      $9.028(5)
Value at end of period                            $12.540     $10.921
Number of accumulation units outstanding at end
 of period                                         16,931       5,681
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $8.840      $8.464(5)
Value at end of period                             $9.710      $8.840
Number of accumulation units outstanding at end
 of period                                         20,739       6,564
AETNA INTERNATIONAL VP
Value at beginning of period                       $9.792      $9.580(5)
Value at end of period                            $14.693      $9.792
Number of accumulation units outstanding at end
 of period                                         12,523       8,719
AETNA LEGACY VP
Value at beginning of period                      $13.136     $12.497(3)
Value at end of period                            $13.950     $13.136
Number of accumulation units outstanding at end
 of period                                         83,670      61,043

--------------------------------------------------------------------------------


                                                      0.75% Total Charges           0.80% Total Charges
                                                      -------------------           -------------------
                                                      1999          1998          1999            1998
                                                      ----          ----          ----            ----
AETNA MONEY MARKET VP
Value at beginning of period                        $10.283        $10.022(1)     $10.414         $10.136(2)
Value at end of period                              $10.725        $10.283        $10.855         $10.414
Number of accumulation units outstanding at end
 of period                                           23,586         26,810      1,891,667       1,574,454
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                         $8.944         $9.792(1)      $8.900         $10.041(4)
Value at end of period                               $8.503         $8.944         $8.457         $8.900
Number of accumulation units outstanding at end
 of period                                               75              9         21,245          27,225
AETNA SMALL COMPANY VP
Value at beginning of period                         $9.159         $9.812(1)      $9.764         $10.578(2)
Value at end of period                              $11.895         $9.159        $12.675          $9.764
Number of accumulation units outstanding at end
 of period                                           15,498         13,043      1,290,260       1,165,745
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $10.620         $9.921(1)     $11.692         $10.972(2)
Value at end of period                              $12.604        $10.620        $13.870         $11.692
Number of accumulation units outstanding at end
 of period                                           16,091         14,488        356,705         350,826
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                          $9.957(6)                    $10.166(7)
Value at end of period                              $13.801                       $13.796
Number of accumulation units outstanding at end
 of period                                               49                        21,991
AIM V.I. GROWTH FUND
Value a beginning of period                          $9.867(8)                    $10.306(9)
Value at end of period                              $12.111                       $12.106
Number of accumulation units outstanding at end
 of period                                               98                        51,298
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                          $9.275(7)                     $9.280(7)
Value at end of period                              $11.756                       $11.752
Number of accumulation units outstanding at end
 of period                                            2,338                        81,160
AIM V.I. VALUE FUND
Value a beginning of period                          $9.815(6)                     $9.762(6)
Value at end of period                              $11.546                       $11.542
Number of accumulation units outstanding at end
 of period                                            1,011                       166,176
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $10.694        $10.081(1)     $11.254         $10.492(2)
Value at end of period                              $11.912        $10.694        $12.530         $11.254
Number of accumulation units outstanding at end
 of period                                            9,602          9,543         73,943          91,333
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $9.950         $9.914(1)     $10.850         $10.873(2)
Value at end of period                              $10.501         $9.950        $11.445         $10.850
Number of accumulation units outstanding at end
 of period                                           73,216         67,227        833,428         846,660
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $12.150         $9.956(1)     $13.307         $10.887(2)
Value at end of period                              $16.574        $12.150        $18.143         $13.307
Number of accumulation units outstanding at end
 of period                                          110,673         63,727      1,602,406         981,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $9.427         $9.912(1)     $10.530         $11.184(2)
Value at end of period                              $13.346         $9.427        $14.900         $10.530
Number of accumulation units outstanding at end
 of period                                            6,009          4,502         53,817          47,503
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $11.454         $9.912(1)     $12.589         $10.937(2)
Value at end of period                              $14.126        $11.454        $15.518         $12.589
Number of accumulation units outstanding at end
 of period                                           96,687          78,075     1,895,670       2,102,805
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $12.109         $9.887(1)     $13.056         $10.647(2)
Value at end of period                              $27.091        $12.109        $29.195         $13.056
Number of accumulation units outstanding at end
 of period                                          181,271        117,103      2,728,718       1,605,726
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $11.794         $9.856(1)     $12.741         $10.741(2)
Value at end of period                              $14.838        $11.794        $16.022         $12.741
Number of accumulation units outstanding at end
 of period                                           69,363         26,592        815,864         425,125

                                                       0.85% Total Charges
                                                       -------------------
                                                      1999          1998
                                                      ----          ----
AETNA MONEY MARKET VP
Value at beginning of period                        $11.246        $10.799(3)
Value at end of period                              $11.717        $11.246
Number of accumulation units outstanding at end
 of period                                          472,335        396,669
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                         $8.897        $10.041(4)
Value at end of period                               $8.450          8.897
Number of accumulation units outstanding at end
 of period                                            2,945            398
AETNA SMALL COMPANY VP
Value at beginning of period                        $13.728        $13.558(3)
Value at end of period                              $17.810        $13.728
Number of accumulation units outstanding at end
 of period                                           36,864         25,298
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $16.141        $13.404(3)
Value at end of period                              $19.138        $16.141
Number of accumulation units outstanding at end
 of period                                           19,877         15,014
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                         $10.489(7)
Value at end of period                              $13.791
Number of accumulation units outstanding at end
 of period                                            2,863
AIM V.I. GROWTH FUND
Value a beginning of period                         $10.118(7)
Value at end of period                              $12.102
Number of accumulation units outstanding at end
 of period                                           14,758
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                          $9.575(7)
Value at end of period                              $11.748
Number of accumulation units outstanding at end
 of period                                           19,774
AIM V.I. VALUE FUND
Value a beginning of period                         $10.458(9)
Value at end of period                              $11.538
Number of accumulation units outstanding at end
 of period                                           10,688
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $15.005        $13.124(3)
Value at end of period                              $16.697        $15.005
Number of accumulation units outstanding at end
 of period                                          200,068        132,605
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                        $15.220        $13.708(3)
Value at end of period                              $16.047        $15.220
Number of accumulation units outstanding at end
 of period                                          303,704        306,099
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $17.558        $12.857(3)
Value at end of period                              $23.927        $17.558
Number of accumulation units outstanding at end
 of period                                          520,647        399,820
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                        $13.195        $12.182(3)
Value at end of period                              $18.661        $13.195
Number of accumulation units outstanding at end
 of period                                           20,580         13,937
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $17.847        $13.824(3)
Value at end of period                              $21.988        $17.847
Number of accumulation units outstanding at end
 of period                                          303,914        217,720
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $14.152        $10.427(3)
Value at end of period                              $31.629        $14.152
Number of accumulation units outstanding at end
 of period                                          608,435        320,159
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $17.912        $13.744(3)
Value at end of period                              $22.513        $17.912
Number of accumulation units outstanding at end
 of period                                          141,750         47,668

--------------------------------------------------------------------------------


                                                  0.75% Total Charges      0.80% Total Charges
                                                  -------------------      -------------------
                                                    1999       1998        1999         1998
                                                    ----       ----        ----         ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $10.427     $10.062(1)   $10.643      $10.210(2)
Value at end of period                            $10.515     $10.427      $10.727      $10.643
Number of accumulation units outstanding at end
 of period                                          6,855       6,947      300,761      367,677
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $11.666      $9.810(1)   $12.836      $10.918(2)
Value at end of period                            $16.673     $11.666      $18.335      $12.836
Number of accumulation units outstanding at end
 of period                                         73,998      41,104    1,206,255      434,913
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $10.217      $9.953(1)   $12.009      $11.798(2)
Value at end of period                            $16.676     $10.217      $19.592      $12.009
Number of accumulation units outstanding at end
 of period                                        211,807     167,606    4,837,241    4,480,348
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $7.696      $9.791(1)    $8.415      $10.922(2)
Value at end of period                             $8.715      $7.696       $9.524       $8.415
Number of accumulation units outstanding at end
 of period                                         10,960      13,175       92,365      140,250
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                      $10.027      $9.713(1)   $10.050      $10.001(4)
Value at end of period                            $15.772     $10.027      $15.800      $10.050
Number of accumulation units outstanding at end
 of period                                          2,178         535        8,820        2,686
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.935     $10.029(4)    $9.926      $10.025(1)
Value at end of period                            $10.139      $9.935      $10.125       $9.926
Number of accumulation units outstanding at end
 of period                                          1,052         925        4,198       18,786
PPI CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $10.653      $9.963(1)   $12.055      $11.274(2)
Value at end of period                            $15.732     $10.653      $17.793      $12.055
Number of accumulation units outstanding at end
 of period                                         57,584      49,316      343,239      376,471
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $10.982      $9.828(1)   $11.846      $10.687(2)
Value at end of period                            $16.446     $10.982      $17.731      $11.846
Number of accumulation units outstanding at end
 of period                                        161,338     139,547    2,991,235    3,491,454
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.558      $9.917(1)   $11.682      $11.019(2)
Value at end of period                            $12.998     $10.558      $14.375      $11.682
Number of accumulation units outstanding at end
 of period                                         52,317      46,475      541,625      750,388
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                       $9.781     $10.009(1)   $11.041      $11.338(2)
Value at end of period                            $15.378      $9.781      $17.351      $11.041
Number of accumulation units outstanding at end
 of period                                         37,463      34,688      721,190      850,743
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $11.036      $9.961(1)   $12.153      $10.967(2)
Value at end of period                            $13.399     $11.036      $14.748      $12.153
Number of accumulation units outstanding at end
 of period                                         52,086      42,865      869,106    1,058,534

                                                  0.85% Total Charges
                                                  -------------------
                                                    1999       1998
                                                    ----       ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.078     $12.306(3)
Value at end of period                            $13.175     $13.078
Number of accumulation units outstanding at end
 of period                                         35,683      25,566
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.841     $13.512(3)
Value at end of period                            $25.471     $17.841
Number of accumulation units outstanding at end
 of period                                        538,138     446,603
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                      $17.615     $14.300(3)
Value at end of period                            $28.723     $17.615
Number of accumulation units outstanding at end
 of period                                        864,936     710,851
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                       $9.645     $11.047(3)
Value at end of period                            $10.911      $9.645
Number of accumulation units outstanding at end
 of period                                         28,939      14,190
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                      $10.046      $9.275(5)
Value at end of period                            $15.787     $10.046
Number of accumulation units outstanding at end
 of period                                         10,762       7,592
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $9.922      $9.935(5)
Value at end of period                            $10.116      $9.922
Number of accumulation units outstanding at end
 of period                                          5,761       2,776
PPI CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $15.706     $12.661(3)
Value at end of period                            $23.171     $15.706
Number of accumulation units outstanding at end
 of period                                        399,213     382,755
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.800     $10.399(3)
Value at end of period                            $19.150     $12.800
Number of accumulation units outstanding at end
 of period                                        822,854     706,142
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.661      $8.861(3)
Value at end of period                            $13.112     $10.661
Number of accumulation units outstanding at end
 of period                                        681,109     616,205
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $13.628     $11.868(3)
Value at end of period                            $21.405     $13.628
Number of accumulation units outstanding at end
 of period                                        471,226     434,054
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.895     $13.562(3)
Value at end of period                            $20.493     $16.895
Number of accumulation units outstanding at end
 of period                                        195,928     129,123


-----------------
(1) Funds were first received in this option during June 1998.
(2) Funds were first received in this option during May 1998.
(3) Funds were first received in this option during January 1998.
(4) Funds were first received in this option during July 1998.
(5) Funds were first received in this option during August 1998.

(6) Funds were first received in this option during May 1999.
(7) Funds were first received in this option during June 1999.
(8) Funds were first received in this option during August 1999.
(9) Funds were first received in this option during July 1999.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE IV

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% AND 0.95%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods ended December 31, 1999, 1998, 1997 and 1996 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                             0.90% Total
                                               Charges
                                       -----------------------
                                       1999               1998
                                       ----               ----
AETNA ASCENT VP
Value at beginning of period         $9.953          $9.227(1)
Value at end of period              $11.279          $9.953
Number of accumulation units
 outstanding at end of period        19,046              212
AETNA BALANCED VP, INC.
Value at beginning of period        $11.157          $10.451(3)
Value at end of period              $12.561          $11.157
Number of accumulation units
 outstanding at end of period       $13,521            1,648
AETNA BOND VP
Value at beginning of period        $10.654          $10.070(4)
Value at end of period              $10.481          $10.654
Number of accumulation units
 outstanding at end of period         2,670              383
AETNA CROSSROADS VP
Value at beginning of period        $10.489(5)
Value at end of period              $11.115
Number of accumulation units
 outstanding at end of period         4,102
AETNA GROWTH VP
Value at beginning of period        $12.681          $10.958(3)
Value at end of period              $16.962          $12.681
Number of accumulation units
 outstanding at end of period         4,182              628
AETNA GROWTH AND INCOME VP
Value at beginning of period        $10.804          $10.562(4)
Value at end of period              $12.572          $10.804
Number of accumulation units
 outstanding at end of period       128,637            8,243
AETNA HIGH YIELD VP
Value at beginning of period         $9.802(7)
Value at end of period               $9.797
Number of accumulation units
 outstanding at end of period           146
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period        $12.206          $10.648(4)
Value at end of period              $15.036          $12.206
Number of accumulation units
 outstanding at end of period        14,614            2,384
AETNA INDEX PLUS MID CAP VP
Value at beginning of period        $11.099(10)
Value at end of period              $12.529
Number of accumulation units
 outstanding at end of period            42
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period         $8.837           $9.582(8)
Value at end of period               $9.702           $8.837
Number of accumulation units
 outstanding at end of period           586               62
AETNA INTERNATIONAL VP
Value at beginning of period        $11.286(10)
Value at end of period              $14.680
Number of accumulation units
 outstanding at end of period            24
AETNA LEGACY VP
Value at beginning of period        $10.351          $10.390(11)
Value at end of period              $10.986          $10.351
Number of accumulation units
 outstanding at end of period           549               37

                                                     0.95% Total Charges
                               -----------------------------------------------------
                                 1999         1998            1997           1996
                                 ----         ----            ----           ----
AETNA ASCENT VP
Value at beginning of period     $14.076      $13.624         $11.472        $10.000(2)
Value at end of period           $15.944      $14.076         $13.624        $11.472
Number of accumulation units
 outstanding at end of period     75,808       75,369         119,471         20,237
AETNA BALANCED VP, INC.
Value at beginning of period     $15.320      $13.226         $10.902        $10.000(2)
Value at end of period           $17.240      $15.320         $13.226        $10.902
Number of accumulation units
 outstanding at end of period    565,751      468,468         986,711        702,222
AETNA BOND VP
Value at beginning of period     $12.070      $11.268         $10.503        $10.000(2)
Value at end of period           $11.867      $12.070         $11.268        $10.503
Number of accumulation units
 outstanding at end of period    228,114      187,653         251,156        161,765
AETNA CROSSROADS VP
Value at beginning of period     $13.618      $12.980         $11.146        $10.000(2)
Value at end of period           $14.867      $13.618         $12.980        $11.146
Number of accumulation units
 outstanding at end of period     75,297      105,586         117,725          7,882
AETNA GROWTH VP
Value at beginning of period     $18.005      $13.202         $12.787(6)
Value at end of period           $24.071      $18.005         $13.202
Number of accumulation units
 outstanding at end of period     53,957       25,778           1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period     $16.735      $14.756         $11.469        $10.000(2)
Value at end of period           $19.464      $16.736         $14.756        $11.469
Number of accumulation units
 outstanding at end of period  2,450,338    2,224,467       3,760,076      2,876,728
AETNA HIGH YIELD VP
Value at beginning of period      $9.231      $10.078(8)
Value at end of period            $9.789       $9.231
Number of accumulation units
 outstanding at end of period     14,009          799
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period     $18.902      $14.500         $10.934        $10.000(9)
Value at end of period           $23.273      $18.902         $14.500        $10.934
Number of accumulation units
 outstanding at end of period    297,994      108,387          62,360          2,697
AETNA INDEX PLUS MID CAP VP
Value at beginning of period     $10.913      $10.108(11)
Value at end of period           $12.519      $10.913
Number of accumulation units
 outstanding at end of period      2,500          564
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period      $8.834       $9.366(12)
Value at end of period            $9.694       $8.834
Number of accumulation units
 outstanding at end of period     16,330        2,625
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785      $10.103(11)
Value at end of period           $14.668       $9.785
Number of accumulation units
 outstanding at end of period      4,750        1,247
AETNA LEGACY VP
Value at beginning of period     $13.102      $12.369         $10.905        $10.000(2)
Value at end of period           $13.899      $13.102         $12.369        $10.905
Number of accumulation units
 outstanding at end of period     38,639       55,494          47,726             61

--------------------------------------------------------------------------------


                                                0.90% Total
                                                  Charges
                                    -----------------------------------
                                         1999            1998
                                         ----            ----
AETNA MONEY MARKET VP
Value at beginning of period            $10.381         $10.297(1)
Value at end of period                  $10.811         $10.381
Number of accumulation units
 outstanding at end of period            11,232           1,235
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period             $9.513         $10.939(3)
Value at end of period                  $12.336          $9.513
Number of accumulation units
 outstanding at end of period             6,872           2,604
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $11.462         $10.515(4)
Value at end of period                  $13.583         $11.462
Number of accumulation units
 outstanding at end of period             6,154           3,526
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period            $11.422(7)
Value at end of period                  $12.098
Number of accumulation units
 outstanding at end of period               264
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period            $10.450(16)
Value at end of period                  $11.534
Number of accumulation units
 outstanding at end of period               617
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $11.320(5)
Value at end of period                  $12.414
Number of accumulation units
 outstanding at end of period             3,589
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $10.671          $9.265(17)
Value at end of period                  $11.245         $10.671
Number of accumulation units
 outstanding at end of period             6,809              20
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $12.978         $10.757(3)
Value at end of period                  $17.677         $12.978
Number of accumulation units
 outstanding at end of period             9,393           1,343
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $13.705(7)
Value at end of period                  $14.905
Number of accumulation units
 outstanding at end of period             2,474
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period            $12.293         $10.737(4)
Value at end of period                  $15.138         $12.293
Number of accumulation units
 outstanding at end of period            25,519           1,038
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $12.830         $10.787(3)
Value at end of period                  $28.662         $12.830
Number of accumulation units
 outstanding at end of period            17,145             353

                                                             0.95% Total Charges
                                    --------------------------------------------------------------------
                                         1999             1998             1997            1996
                                         ----             ----             ----            ----
AETNA MONEY MARKET VP
Value at beginning of period            $11.217          $10.738          $10.277         $10.000(2)
Value at end of period                  $11.675          $11.217          $10.738         $10.277
Number of accumulation units
 outstanding at end of period           392,226          127,186          147,123          39,811
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period             $8.891          $10.053(11)
Value at end of period                   $8.436           $8.891
Number of accumulation units
 outstanding at end of period            17,118           15,245
AETNA SMALL COMPANY VP
Value at beginning of period            $13.704          $13.684          $13.119(13)
Value at end of period                  $17.762          $13.704          $13.684
Number of accumulation units
 outstanding at end of period            54,303           44,944            2,124
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $16.113          $13.290          $12.912(13)
Value at end of period                  $19.085          $16.113          $13.290
Number of accumulation units
 outstanding at end of period            42,540           29,112              587
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period            $10.487(14)
Value at end of period                  $13.781
Number of accumulation units
 outstanding at end of period              613
AIM V.I. GROWTH FUND
Value at beginning of period             $9.465(15)
Value at end of period                  $12.094
Number of accumulation units
 outstanding at end of period             6,722
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period            $10.261(16)
Value at end of period                  $11.740
Number of accumulation units
 outstanding at end of period            10,352
AIM V.I. VALUE FUND
Value at beginning of period             $9.827(14)
Value at end of period                  $11.530
Number of accumulation units
 outstanding at end of period            14,638
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $14.965          $12.994          $10.924         $10.000(2)
Value at end of period                  $16.636          $14.965          $12.994         $10.924
Number of accumulation units
 outstanding at end of period           117,902           95,020           93,905          19,808
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $15.180          $13.729          $10.819         $10.000(2)
Value at end of period                  $15.989          $15.180          $13.729         $10.819
Number of accumulation units
 outstanding at end of period           188,394          147,150          125,669          27,639
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $17.512          $12.674          $10.362         $10.000(2)
Value at end of period                  $23.840          $17.512          $12.674         $10.362
Number of accumulation units
 outstanding at end of period           345,699          165,194          150,612          54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period            $13.160          $11.783          $10.664         $10.000(2)
Value at end of period                  $18.593          $13.160          $11.783         $10.664
Number of accumulation units
 outstanding at end of period            10,723            9,217           20,273           3,820
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period            $17.800          $13.825          $11.243         $10.000(2)
Value at end of period                  $21.908          $17.800          $13.825         $11.243
Number of accumulation units
 outstanding at end of period           357,610          254,734          266,396          95,199
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $14.114          $10.613           $9.510         $10.000(2)
Value at end of period                  $31.514          $14.114          $10.613          $9.510
Number of accumulation units
 outstanding at end of period           638,670          375,663          416,100         125,232

--------------------------------------------------------------------------------


                                            0.90% Total
                                              Charges                                  0.95% Total Charges
                                   ----------------------------- ---------------------------------------------------------------
                                     1999          1998           1999       1998            1997            1996
                                     ----          ----           ----       ----            ----            ----
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $12.490       $10.570(3)    $17.865     $13.431         $11.105         $10.000(2)
Value at end of period              $15.690       $12.490       $22.431     $17.865         $13.431         $11.105
Number of accumulation units
 outstanding at end of period         5,703           479       232,279      81,983          42,699           9,188
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $10.638       $10.232(3)    $13.043     $12.069         $10.902         $10.000(9)
Value at end of period              $10.712       $10.638       $13.127     $13.043         $12.069         $10.902
Number of accumulation units
 outstanding at end of period         5,764           393        69,212      36,740          29,665           1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $12.464       $10.569(12)   $17.794     $13.242         $10.891         $10.000(2)
Value at end of period              $17.786       $12.464       $25.378     $17.794         $13.242         $10.891
Number of accumulation units
 outstanding at end of period        11,348           128       187,296      53,448          92,666          39,841
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $11.745       $10.606(4)    $17.569     $13.757         $11.370         $10.000(2)
Value at end of period              $19.141       $11.745       $28.619     $17.569         $13.757         $11.370
Number of accumulation units
 outstanding at end of period        26,947         5,140       643,914     427,855         555,448         151,935
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                     $9.619     $12.082         $11.383         $10.000(2)
Value at end of period                                          $10.871      $9.619         $12.082         $11.383
Number of accumulation units
 outstanding at end of period                                    51,656      51,077          85,577           5,295
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                                    $10.039     $10.182(8)
Value at end of period                                          $15.760     $10.039
Number of accumulation units
 outstanding at end of period                                       544         144
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                                     $9.915     $10.037(8)
Value at end of period                                          $10.099      $9.915
Number of accumulation units
 outstanding at end of period                                     1,106         614
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period        $11.654       $11.183(3)    $15.664     $12.478         $12.296(18)
Value at end of period              $17.184       $11.654       $23.087     $15.664         $12.478
Number of accumulation units
 outstanding at end of period        11,687           957       121,012     103,317          96,338
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $11.462       $10.233(12)   $12.767      $9.940         $10.062(18)
Value at end of period              $17.139       $11.462       $19.080     $12.767          $9.940
Number of accumulation units
 outstanding at end of period        20,776           236       684,437     626,638         795,375
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $11.375       $10.954(3)    $10.633      $8.727          $8.897(18)
Value at end of period              $13.982       $11.375       $13.064     $10.633          $8.727
Number of accumulation units
 outstanding at end of period         8,901           828       259,783     237,867         484,407
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $11.029       $10.020(1)    $13.592     $11.522         $11.376(18)
Value at end of period              $17.314       $11.029       $21.327     $13.592         $11.522
Number of accumulation units
 outstanding at end of period        15,231            10       248,204     234,075         351,150
PPI T. ROWE PRICE
GROWTH EQUITY PORTFOLIO
Value at beginning of period        $11.792       $10.840(3)    $16.851     $13.332         $13.062(18)
Value at end of period              $14.296       $11.792       $20.418     $16.851         $13.332
Number of accumulation units
 outstanding at end of period         6,405           169       257,759     197,938         238,562


-----------------
 (1) Funds were first received in this option during October 1998.
 (2) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (3) Funds were first received in this option during April 1998.

--------------------------------------------------------------------------------
 (4) Funds were first received in this option during March 1998.
 (5) Funds were first received in this option during August 1999.
 (6) Funds were first received in this option during August 1997.
 (7) Funds were first received in this option during December 1999.
 (8) Funds were first received in this option during July 1998.
 (9) The initial accumulation unit value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(10) Funds were first received in this option during September 1999.
(11) Funds were first received in this option during May 1998.
(12) Funds were first received in this option during June 1998.
(13) Funds were first received in this option during December 1997.
(14) Funds were first received in this option during June 1999.
(15) Funds were first received in this option during May 1999.
(16) Funds were first received in this option during July 1999.
(17) Funds were first received in this option during September 1998.
(18) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                     TABLE V

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                   1999            1998              1997             1996
                                   ----            ----              ----             ----
AETNA ASCENT VP
Value at beginning of period       $14.057        $13.613           $11.468          $10.000(1)
Value at end of period             $15.915        $14.057           $13.613          $11.468
Number of accumulation units
 outstanding at end of period      412,579        520,438            14,463               13
AETNA BALANCED VP, INC.
Value at beginning of period       $15.300        $13.215           $13.054(2)
Value at end of period             $17.208        $15.300           $13.215
Number of accumulation units
 outstanding at end of period    2,306,988      2,019,116            57,737
AETNA BOND VP
Value at beginning of period       $12.054        $11.258           $10.500          $10.000(1)
Value at end of period             $11.846        $12.054           $11.258          $10.500
Number of accumulation units
 outstanding at end of period    1,191,777        802,876            64,958              679
AETNA CROSSROADS VP
Value at beginning of period       $13.600        $12.970           $12.945(3)
Value at end of period             $14.840        $13.600           $12.970
Number of accumulation units
 outstanding at end of period      122,393        168,964             2,786
AETNA GROWTH VP
Value at beginning of period       $17.989        $12.674(4)
Value at end of period             $24.039        $17.989
Number of accumulation units
 outstanding at end of period      550,970        194,081
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $16.713        $14.744           $11.465          $10.000(1)
Value at end of period             $19.429        $16.713           $14.744          $11.465
Number of accumulation units
 outstanding at end of period   12,501,599      9,871,041           362,675           13,125
AETNA HIGH YIELD VP
Value at beginning of period        $9.228         $9.149(5)
Value at end of period              $9.781         $9.228
Number of accumulation units
 outstanding at end of period       11,322          9,211
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $18.880        $14.491           $14.289(6)
Value at end of period             $23.235        $18.880           $14.491
Number of accumulation units
 Outstanding at end of period    1,544,113        648,540                29
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $10.909         $7.996(5)
Value at end of period             $12.508        $10.909
Number of accumulation units
 outstanding at end of period       62,742         24,016
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period        $8.831         $9.580(7)
Value at end of period              $9.686         $8.831
Number of accumulation units
 outstanding at end of period       63,842         27,047
AETNA INTERNATIONAL VP
Value at beginning of period        $9.781        $10.061(8)
Value at end of period             $14.656         $9.781
Number of accumulation units
 outstanding at end of period       54,742         14,898
AETNA LEGACY VP
Value at beginning of period       $13.084        $12.358           $12.242(9)
Value at end of period             $13.874        $13.084           $12.358
Number of accumulation units
 outstanding at end of period      197,881        190,406                64

--------------------------------------------------------------------------------


                                          1999              1998                 1997             1996
                                          ----              ----                 ----             ----
AETNA MONEY MARKET VP
Value at beginning of period             $11.202            $10.729            $10.274           $10.000(1)
Value at end of period                   $11.654            $11.202            $10.729           $10.274
Number of accumulation units
 outstanding at end of period          2,142,834          1,039,909             65,496             1,551
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period              $8.888             $9.214(5)
Value at end of period                    $8.429             $8.888
Number of accumulation units
 outstanding at end of period             11,150              6,500
AETNA SMALL COMPANY VP
Value at beginning of period             $13.692            $14.234(10)
Value at end of period                   $17.737            $13.692
Number of accumulation units
 outstanding at end of period            405,202            404,068
AETNA VALUE OPPORTUNITY VP
Value at beginning of period             $16.099            $12.765(4)
Value at end of period                   $19.059            $16.099
Number of accumulation units
 outstanding at end of period             94,639             98,683
AIM V.I. CAPITAL
 APPRECIATION FUND
Value at beginning of period              $9.821(11)
Value at end of period                   $13.777
Number of accumulation units
 outstanding at end of period             13,134
AIM V.I. GROWTH FUND
Value at beginning of period              $9.382(11)
Value at end of period                   $12.090
Number of accumulation units
 outstanding at end of period             32,099
AIM V.I. GROWTH AND
 INCOME FUND
Value at beginning of period              $9.939(11)
Value at end of period                   $11.736
Number of accumulation units
 outstanding at end of period            160,745
AIM V.I. VALUE FUND
Value at beginning of period              $9.747(11)
Value at end of period                   $11.526
Number of accumulation units
 outstanding at end of period             43,172
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period             $14.945            $12.983            $12.982(12)
Value at end of period                   $16.606            $14.945            $12.983
Number of accumulation units
 outstanding at end of period            178,990            108,344             25,620
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period             $15.160            $13.718            $13.438(12)
Value at end of period                   $15.960            $15.160            $13.718
Number of accumulation units
 outstanding at end of period            363,066            409,327             29,808
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period             $17.489            $12.663            $10.358           $10.000(1)
Value at end of period                   $23.797            $17.489            $12.663           $10.358
Number of accumulation units
 outstanding at end of period          1,055,742            581,798             61,043                21
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period             $13.143            $11.774            $11.818(6)
Value at end of period                   $18.559            $13.143            $11.774
Number of accumulation units
 outstanding at end of period             53,000             44,183              1,294
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period             $17.776            $13.814            $11.239           $10.000(1)
Value at end of period                   $21.868            $17.776            $13.814           $11.239
Number of accumulation units
 outstanding at end of period          1,508,807          1,138,180            139,417            20,020

--------------------------------------------------------------------------------


                                   1999           1998                 1997             1996
                                   ----           ----                 ----             ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $14.096        $10.604             $9.507           $10.000(1)
Value at end of period             $31.457        $14.096            $10.604            $9.507
Number of accumulation units
 outstanding at end of period    1,788,826        997,760            106,350            17,055
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $17.841        $13.420            $13.490(12)
Value at end of period             $22.390        $17.841            $13.420
Number of accumulation units
 outstanding at end of period      695,263        184,550              5,846
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $13.026        $12.059            $10.857(13)
Value at end of period             $13.104        $13.026            $12.059
Number of accumulation units
 outstanding at end of period      460,612        414,151             12,527
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $17.770        $13.231            $10.929(13)
Value at end of period             $25.332        $17.770            $13.231
Number of accumulation units
 outstanding at end of period      535,269        220,151             17,098
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $17.545        $13.746            $11.366           $10.000(1)
Value at end of period             $28.567        $17.545            $13.746           $11.366
Number of accumulation units
 outstanding at end of period    2,675,141      2,151,202            207,630            36,305
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $9.606        $12.072            $13.838(12)
Value at end of period             $10.851         $9.606            $12.072
Number of accumulation units
 outstanding at end of period       87,038         75,695             12,963
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period       $10.036         $9.484(14)
Value at end of period             $15.747        $10.036
Number of accumulation units
 outstanding at end of period       20,246          5,395
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $9.912         $9.991(8)
Value at end of period             $10.091         $9.912
Number of accumulation units
 outstanding at end of period       12,847          7,329
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period       $15.644        $12.467            $12.287(6)
Value at end of period             $23.045        $15.644            $12.467
Number of accumulation units
 outstanding at end of period      416,660        291,492             68,968
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period       $12.750         $9.932            $10.054(6)
Value at end of period             $19.045        $12.750             $9.932
Number of accumulation units
 outstanding at end of period    2,526,497      2,223,125            180,890
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period       $10.619         $8.720             $8.890(6)
Value at end of period             $13.040        $10.619             $8.720
Number of accumulation units
 outstanding at end of period      854,700        741,693             55,616
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $13.574        $11.512            $11.367(6)
Value at end of period             $21.289        $13.574            $11.512
Number of accumulation units
 outstanding at end of period      868,603        715,389             80,978

--------------------------------------------------------------------------------


                                   1999         1998            1997          1996
                                   ----         ----            ----          ----
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period      $16.829      $13.321         $13.052(6)
Value at end of period            $20.381      $16.829         $13.321
Number of accumulation units
 outstanding at end of period     666,142      767,053         65,906


-----------------
 (1) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (2) Funds were first received in this option during July 1997.
 (3) Funds were first received in this option during September 1997.
 (4) Funds were first received in this option during January 1998.
 (5) Funds were first received in this option during September 1998.
 (6) Funds were first received in this option during November 1997.
 (7) Funds were first received in this option during July 1998.
 (8) Funds were first received in this option during May 1998.
 (9) Funds were first received in this option during February 1997.
(10) Funds were first received in this option during February 1998.
(11) Funds were first received in this option during May 1999.
(12) Funds were first received in this option during October 1997.
(13) Funds were first received in this option during January 1997.
(14) Funds were first received in this option during August 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------

                                    TABLE VI

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% and 1.10%
    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                             1.05% Total Charges                             1.10% Total Charges
                                --------------------------------------------- --------------------------------------------------
                                  1999         1998            1997            1999            1998           1997
                                  ----         ----            ----            ----            ----           ----
AETNA ASCENT VP
Value at beginning of period     $14.039      $13.602         $11.629(1)      $14.020         $13.590        $13,275(2)
Value at end of period           $15.886      $14.039         $13.602         $15.857         $14.020        $13.590
Number of accumulation units
 outstanding at end of period     33,325       55,886          24,508          29,411           9,573             42
AETNA BALANCED VP, INC.
Value at beginning of period     $15.279      $13.204         $12.677(3)      $15.259         $13.194        $12.915(2)
Value at end of period           $17.177      $15.279         $13.204         $17.146         $15.259        $13.194
Number of accumulation units
 outstanding at end of period    103,305       61,615           4,205          79,953          10,484            294
AETNA BOND VP
Value at beginning of period     $12.038      $11.249         $10.587(1)      $12.022         $11.240        $11.219(4)
Value at end of period           $11.824      $12.038         $11.249         $11.803         $12.022        $11.240
Number of accumulation units
 outstanding at end of period     54,350       50,220          11,619          24,571           2,532              6
AETNA CROSSROADS VP
Value at beginning of period     $13.582      $12.959         $11.292(1)      $13.564         $12.949        $12.904(2)
Value at end of period           $14.813      $13.582         $12.959         $14.786         $13.564        $12.949
Number of accumulation units
 outstanding at end of period     40,690       38,257          12,847          51,462          14,611             14
AETNA GROWTH VP
Value at beginning of period     $17.974      $13.192         $13.184(5)      $17.958         $13.188        $13.325(2)
Value at end of period           $24.006      $17.974         $13.192         $23.973         $17.958        $13.188
Number of accumulation units
 outstanding at end of period     44,979       23,219              31          14,643           1,761             37
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $16.691      $14.732         $12.312(1)      $16.669         $14.720        $14.520(2)
Value at end of period           $19.393      $16.691         $14.732         $19.358         $16.669        $14.720
Number of accumulation units
 outstanding at end of period    341,405      326,490          44,425         143,472          33,836            570
AETNA HIGH YIELD VP
Value at beginning of period      $9.225       $9.995(6)                       $9.222          $9.096(7)
Value at end of period            $9.772       $9.225                          $9.764          $9.222
Number of accumulation units
 outstanding at end of period        447          110                              51              10
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $18.859      $14.481         $14.043(3)      $18.837         $14.472        $14.078(2)
Value at end of period           $23.196      $18.859         $14.481         $23.158         $18.837        $14.472
Number of accumulation units
 Outstanding at end of period     61,200       51,170           1,083          65,999          10,488            215
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.906       $9.624(8)                      $10.902          $9.772(9)
Value at end of period           $12.498      $10.906                         $12.487         $10.902
Number of accumulation units
 outstanding at end of period        460          168                           1,327               3
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.827       $9.530(8)                       $8.476(10)
Value at end of period            $9.677       $8.827                          $9.669
Number of accumulation units
 outstanding at end of period      1,538          330                           1,596
AETNA INTERNATIONAL VP
Value at beginning of period      $9.778       $8.935(11)                      $9.800(10)
Value at end of period           $14.643       $9.778                         $14.631
Number of accumulation units
 outstanding at end of period        417          182                             767

--------------------------------------------------------------------------------


                                               1.05% Total Charges
                                --------------------------------------------------
                                    1999            1998           1997
                                    ----            ----           ----
AETNA LEGACY VP
Value at beginning of period       $13.067         $12.348        $11.009(1)
Value at end of period             $13.848         $13.067        $12.348
Number of accumulation units
 outstanding at end of period       38,755          62,453          6,221
AETNA MONEY MARKET VP
Value at beginning of period       $11.187         $10.720        $10.322(1)
Value at end of period             $11.632         $11.187        $10.720
Number of accumulation units
 outstanding at end of period       47,453          43,461          1,863
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period        $8.885          $9.899(6)
Value at end of period              $8.421          $8.885
Number of accumulation units
 outstanding at end of period          171             131
AETNA SMALL COMPANY VP
Value at beginning of period       $13.680         $13.674        $12.485(3)
Value at end of period             $17.713         $13.680        $13.674
Number of accumulation units
 outstanding at end of period        6,350           5,235            125
AETNA VALUE OPPORTUNITY VP
Value at beginning of period       $16.085         $13.281        $12.796(5)
Value at end of period             $19.033         $16.085        $13.281
Number of accumulation units
 outstanding at end of period        4,556           3,648             17
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $9.877(13)
Value at end of period             $13.772
Number of accumulation units
 outstanding at end of period          611
AIM V.I. GROWTH FUND
Value at beginning of period        $9.632(13)
Value at the of period             $12.085
Number of accumulation units
 outstanding at end of period          957
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period        $9.842(15)
Value at end of period             $11.732
Number of accumulation units
 outstanding at end of period       10,546
AIM V.I. VALUE FUND
Value at beginning of period       $10.384(14)
Value at end of period             $11.522
Number of accumulation units
 outstanding at end of period        3,085
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period       $14.926         $12.972        $12.278(3)
Value at end of period             $16.576         $14.926        $12.972
Number of accumulation units
 outstanding at end of period        8,581          25,822            766
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period       $15.140         $13.706        $11.435(1)
Value at end of period             $15.931         $15.140        $13.706
Number of accumulation units
 outstanding at end of period       62,832          81,062         34,010
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period       $17.466         $12.653        $10.988(1)
Value at end of period             $23.754         $17.466        $12.653
Number of accumulation units
 outstanding at end of period       96,712          65,095         22,425
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period       $13.126         $11.764        $10.798(1)
Value at end of period             $18.525         $13.126        $11.764
Number of accumulation units
 outstanding at end of period        7,698           9,113          3,858

                                                  1.10% Total Charges
                                --------------------------------------------------------
                                     1999             1998             1997
                                     ----             ----             ----
AETNA LEGACY VP
Value at beginning of period        $13.050          $12.338          $12.223(12)
Value at end of period              $13.823          $13.050          $12.338
Number of accumulation units
 outstanding at end of period        23,031            3,369              851
AETNA MONEY MARKET VP
Value at beginning of period        $11.172          $10.711          $10.663(2)
Value at end of period              $11.611          $11.172          $10.711
Number of accumulation units
 outstanding at end of period        25,798            6,784              145
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.882           $9.159(7)
Value at end of period               $8.414           $8.882
Number of accumulation units
 outstanding at end of period           383               16
AETNA SMALL COMPANY VP
Value at beginning of period        $13.668          $13.669          $13.331(2)
Value at end of period              $17.689          $13.668          $13.669
Number of accumulation units
 outstanding at end of period         7,548            6,323              650
AETNA VALUE OPPORTUNITY VP
Value at beginning of period        $16.071          $13.276          $12.952(2)
Value at end of period              $19.007          $16.071          $13.276
Number of accumulation units
 outstanding at end of period         1,480            1,219               46
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.778(14)
Value at end of period              $13.767
Number of accumulation units
 outstanding at end of period           251
AIM V.I. GROWTH FUND
Value at beginning of period        $10.484(14)
Value at the of period              $12.081
Number of accumulation units
 outstanding at end of period            34
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period        $10.373(14)
Value at end of period              $11.728
Number of accumulation units
 outstanding at end of period           281
AIM V.I. VALUE FUND
Value at beginning of period        $10.159(14)
Value at end of period              $11.518
Number of accumulation units
 outstanding at end of period           500
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period        $14.906          $13.068(16)
Value at end of period              $16.546          $14.906
Number of accumulation units
 outstanding at end of period        10,085            1,048
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period        $15.120          $13.695          $13.343(2)
Value at end of period              $15.902          $15.120          $13.695
Number of accumulation units
 outstanding at end of period        39,294            4,490              589
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $17.443          $12.643          $12.740(2)
Value at end of period              $23.710          $17.443          $12.643
Number of accumulation units
 outstanding at end of period        59,684           13,478              416
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.108          $11.754          $11.651(4)
Value at end of period              $18.492          $13.108          $11.754
Number of accumulation units
 outstanding at end of period         9,933            1,860                5

--------------------------------------------------------------------------------


                                             1.05% Total Charges                           1.10% Total Charges
                                --------------------------------------------------   --------------------------------------
                                  1999         1998            1997         1999         1998            1997
                                  ----         ----            ----         ----         ----            ----
FIDELITY VIP II
CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period     $17.753      $13.802         $12.865(3)   $17.729      $13.791         $13.502(2)
Value at end of period           $21.828      $17.753         $13.802      $21.789      $17.729         $13.791
Number of accumulation units
 outstanding at end of period     82,955       90,950           9,650       45,203        5,768             110
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $14.077      $10.596          $8.894(1)   $14.059      $10.587         $10.337(2)
Value at end of period           $31.400      $14.077         $10.596      $31.343      $14.059         $10.587
Number of accumulation units
 outstanding at end of period    157,088      114,249          38,785       64,071        3,032             269
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $17.818      $13.409         $11.587(1)   $17.794      $13.398         $13.138(2)
Value at end of period           $22.350      $17.818         $13.409      $22.309      $17.794         $13.398
Number of accumulation units
 outstanding at end of period     78,372       37,434          14,527       28,646        4,709             256
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $13.009      $12.049         $11.571(3)   $12.992      $12.039         $11.872(2)
Value at end of period           $13.080      $13.009         $12.049      $13.056      $12.992         $12.039
Number of accumulation units
 outstanding at end of period     25,083       13,507             700        7,040        2,780              12
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $17.747      $13.220         $13.078(3)   $17.723      $13.209         $12.995(2)
Value at end of period           $25.286      $17.747         $13.220      $25.240      $17.723         $13.209
Number of accumulation units
 outstanding at end of period     49,883       45,804           7,726       25,768        2,555             498
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $17.522      $13.735         $12.089(1)   $17.499      $13.724         $13.565(2)
Value at end of period           $28.515      $17.522         $13.735      $28.463      $17.499         $13.724
Number of accumulation units
 outstanding at end of period    199,510      202,768          59,673       65,151       14,918             971
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $9.594      $12.062         $12.407(3)    $9.581       $8.980(11)
Value at end of period           $10.831       $9.594         $12.062      $10.812       $9.581
Number of accumulation units
 outstanding at end of period      3,378        2,961             791        1,354           31
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.032       $9.801(6)                   $10.029      $10.160(8)
Value at end of period           $15.734      $10.032                      $15.721      $10.029
Number of accumulation units
 outstanding at end of period        494          180                          966           27
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.908       $9.582(17)                   $9.905       $9.720(7)
Value at end of period           $10.082       $9.908                      $10.074       $9.905
Number of accumulation units
 outstanding at end of period        243            5                          783           22
PPI MFS CAPITAL
OPPORTUNITIES PORTFOLIO
Value at beginning of period     $15.623      $12.457         $12.277(2)   $15.602      $14.846(18)
Value at end of period           $23.003      $15.623         $12.457      $22.961      $15.602
Number of accumulation units
 outstanding at end of period     10,435       25,784           1,514        3,853        1,488
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period     $12.733       $9.923         $10.046(2)   $12.716       $9.915         $10.039(2)
Value at end of period           $19.011      $12.733          $9.923      $18.976      $12.716          $9.915
Number of accumulation units
 outstanding at end of period    110,360      102,952          26,577       34,563        6,017              16
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period     $10.605       $8.713          $8.883(2)   $10.591      $10.008(19)
Value at end of period           $13.016      $10.605          $8.713      $12.993      $10.591
Number of accumulation units
 outstanding at end of period     22,552       40,974           1,465       20,445          121

                                             1.05% Total Charges                         1.10% Total Charges
                                  ---------------------------------------    -----------------------------------------
                                    1999         1998           1997           1999            1998           1997
                                    ----         ----           ----           ----            ----           ----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $13.556      $11.503        $11.358(2)     $13.538         $11.633(16)
Value at end of period             $21.250      $13.556        $11.503        $21.211         $13.538
Number of accumulation units
 outstanding at end of period       21,942       29,581          8,780          7,463           3,300
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period       $16.806      $13.310        $13.042(2)     $16.784         $14.258(20)
Value at end of period             $20.344      $16.806        $13.310        $20.307         $16.784
Number of accumulation units
 outstanding at end of period       61,161       51,412         18,429         23,320           2,769


-----------------
 (1) Funds were first received in this option during February 1997.
 (2) Funds were first received in this option during November 1997.
 (3) Funds were first received in this option during July 1997.
 (4) Funds were first received in this option during December 1997.
 (5) Funds were first received in this option during August 1997.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1998.
 (8) Funds were first received in this option during July 1998.
 (9) Funds were first received in this option during December 1998.
(10) Funds were first received in this option during February 1999.
(11) Funds were first received in this option during August 1998.
(12) Funds were first received in this option during January 1997.
(13) Funds were first received in this option during May 1999.
(14) Funds were first received in this option during July 1999.
(15) Funds were first received in this option during June 1999.
(16) Funds were first received in this option during January 1998.
(17) Funds were first received in this option during October 1998.
(18) Funds were first received in this option during April 1998.
(19) Funds were first received in this option during May 1998.
(20) Funds were first received in this option during February 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE VII

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                                     1.15% Total Charges
                                                   -------------------------------------------------------
                                                     1999          1998              1997          1996
                                                     ----          ----              ----          ----
AETNA ASCENT VP
Value at beginning of period                        $14.002       $13.579          $11.525(1)
Value at end of period                              $15.828       $14.002          $13.579
Number of accumulation units outstanding at end
 of period                                           43,436        26,911            6,392
AETNA BALANCED VP, INC.
Value at beginning of period                        $15.239       $13.183          $11.130(1)
Value at end of period                              $17.115       $15.239          $13.183
Number of accumulation units outstanding at end
 of period                                          224,431       275,681          250,060
AETNA BOND VP
Value at beginning of period                        $12.006       $11.231          $10.476(1)
Value at end of period                              $11.781       $12.006          $11.231
Number of accumulation units outstanding at end
 of period                                           88,391       106,179           89,517
AETNA CROSSROADS VP
Value at beginning of period                        $13.546       $12.938          $11.182(1)
Value at end of period                              $14.759       $13.546          $12.938
Number of accumulation units outstanding at end
 of period                                           34,308        24,882            7,129
AETNA GROWTH VP
Value at beginning of period                        $17.943       $13.183          $13.348(2)
Value at end of period                              $23.940       $17.943          $13.183
Number of accumulation units outstanding at end
 of period                                           25,113        14,989              118
AETNA GROWTH AND INCOME VP
Value at beginning of period                        $16.467       $14.708          $11.805(1)
Value at end of period                              $19.323       $16.647          $14.708
Number of accumulation units outstanding at end
 of period                                          514,328       581,226          508,938
AETNA HIGH YIELD VP
Value at beginning of period                         $9.218        $9.959(3)
Value at end of period                               $9.756        $9.218
Number of accumulation units outstanding at end
 of period                                              363         1,725
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                        $18.815       $14.463          $11.663(1)
Value at end of period                              $23.120       $18.815          $14.463
Number of accumulation units outstanding at end
 of period                                           49,777        26,210            5,517
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                        $10.898        $9.105(4)
Value at end of period                              $12.477       $10.898
Number of accumulation units outstanding at end
 of period                                              933            96
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                         $8.821        $9.569(5)
Value at end of period                               $9.661        $8.821
Number of accumulation units outstanding at end
 of period                                            3,035         1,234
AETNA INTERNATIONAL VP
Value at beginning of period                         $9.771        $9.763(4)
Value at end of period                              $14.618        $9.771
Number of accumulation units outstanding at end
 of period                                              726           167
AETNA LEGACY VP
Value at beginning of period                        $13.033       $12.328          $10.927(1)
Value at end of period                              $13.798       $13.033          $12.328
Number of accumulation units outstanding at end
 of period                                           19,762        23,052           21,027

--------------------------------------------------------------------------------


                                                                             1.15% Total Charges
                                                   ------------------------------------------------------------------------
                                                       1999             1998             1997             1996
                                                       ----             ----             ----             ----
AETNA MONEY MARKET VP
Value at beginning of period                          $11.158          $10.702          $10.264          $10.000(6)
Value at end of period                                $11.590          $11.158          $10.702          $10.264
Number of accumulation units outstanding at end
 of period                                             87,883           76,594           44,265            9,856
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                           $8.879          $10.034(5)
Value at end of period                                 $8.407           $8.879
Number of accumulation units outstanding at end
 of period                                              3,933            2,845
AETNA SMALL COMPANY VP
Value at beginning of period                          $13.657          $13.664          $13.709(2)
Value at end of period                                $17.665          $13.657          $13.664
Number of accumulation units outstanding at end
 of period                                             12,873            9,141              119
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                          $16.057          $13.271          $13.244(2)
Value at end of period                                $18.982          $16.057          $13.271
Number of accumulation units outstanding at end
 of period                                              5,973            4,025               47
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $9.693(7)
Value at end of period                                $13.762
Number of accumulation units outstanding at end
 of period                                                518
AIM V.I. GROWTH FUND
Value at beginning of period                           $9.380(7)
Value at end of period                                $12.077
Number of accumulation units outstanding at end
 of period                                              1,062
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $9.204(8)
Value at end of period                                $11.724
Number of accumulation units outstanding at end
 of period                                                464
AIM V.I. VALUE FUND
Value at beginning of period                           $9.747(7)
Value at end of period                                $11.514
Number of accumulation units outstanding at end
 of period                                                115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                          $14.886          $12.951          $11.071(1)
Value at end of period                                $16.515          $14.886          $12.951
Number of accumulation units outstanding at end
 of period                                             53,770           48,553           37,416
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                          $15.100          $13.684          $10.805          $10.000(6)
Value at end of period                                $15.873          $15.100          $13.684          $10.805
Number of accumulation units outstanding at end
 of period                                             77,294           62,313           40,977            4,215
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                          $17.420          $12.632          $10.348          $10.000(6)
Value at end of period                                $23.667          $17.420          $12.632          $10.348
Number of accumulation units outstanding at end
 of period                                            107,839           70,232           43,953            4,472
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $13.091          $11.745          $10.662(9)
Value at end of period                                $18.458          $13.091          $11.745
Number of accumulation units outstanding at end
 of period                                             10,801            9,778            6,203
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                          $17.706          $13.780          $11.228          $10.000(6)
Value at end of period                                $21.749          $17.706          $13.780          $11.228
Number of accumulation units outstanding at end
 of period                                            112,281           85,591           56,042            4,169
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                          $14.040          $10.578           $9.498          $10.000(6)
Value at end of period                                $31.286          $14.040          $10.578           $9.498
Number of accumulation units outstanding at end
 of period                                            150,087          103,123           77,340            4,932
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $17.771          $13.387          $11.090          $10.000(6)
Value at end of period                                $22.269          $17.771          $13.387          $11.090
Number of accumulation units outstanding at end
 of period                                             71,007           36,442           15,461               13

--------------------------------------------------------------------------------


                                                                          1.15% Total Charges
                                                   ------------------------------------------------------------------
                                                     1999         1998             1997             1996
                                                     ----         ----             ----             ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $12.975      $12.029          $10.882(1)
Value at end of period                              $13.032      $12.975          $12.029
Number of accumulation units outstanding at end
 of period                                           15,890        8,869            4,140
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                        $17.700      $13.198          $11.138(1)
Value at end of period                              $25.194      $17.700          $13.198
Number of accumulation units outstanding at end
 of period                                           56,211       39,188           22,179
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                        $17.476      $13.712          $11.355          $10.000(6)
Value at end of period                              $28.411      $17.476          $13.712          $11.355
Number of accumulation units outstanding at end
 of period                                          163,390      130,326           77,286                9
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                         $9.568      $12.042          $11.865(1)
Value at end of period                              $10.792       $9.568          $12.042
Number of accumulation units outstanding at end
 of period                                            8,711       12,059           12,454
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                        $10.025       $9.974(5)
Value at end of period                              $15.707      $10.025
Number of accumulation units outstanding at end
 of period                                              775          295
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $9.902      $10.052(5)
Value at end of period                              $10.065       $9.902
Number of accumulation units outstanding at end
 of period                                            1,186          689
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                        $15.582      $12.437          $12.258(9)
Value at end of period                              $22.919      $15.582          $12.437
Number of accumulation units outstanding at end
 of period                                           77,458       75,920           79,382
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                        $12.699       $9.907          $10.031(9)
Value at end of period                              $18.942      $12.699           $9.907
Number of accumulation units outstanding at end
 of period                                          200,163      196,772          165,668
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                        $10.577       $8.698           $8.869(9)
Value at end of period                              $12.969      $10.577           $8.698
Number of accumulation units outstanding at end
 of period                                          129,349      135,559          122,863
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                        $13.520      $11.484          $11.341(9)
Value at end of period                              $21.173      $13.520          $11.484
Number of accumulation units outstanding at end
 of period                                           80,398       88,163           77,528
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                        $16.762      $13.288          $13.021(9)
Value at end of period                              $20.270      $16.762          $13.288
Number of accumulation units outstanding at end
 of period                                           62,597       60,127           42,110


-----------------

(1) Funds were first received in this option during January 1997.
(2) Funds were first received in this option during September 1997.
(3) Funds were first received in this option during June 1998.
(4) Funds were first received in this option during August 1998.
(5) Funds were first received in this option during July 1998.
(6) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(7) Funds were first received in this option during May 1999.
(8) Funds were first received in this option during August 1999.
(9) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                   TABLE VIII

           FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
    AND THOSE ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                            1.20% Total Charges            Issued Since 1996 with 1.25% Total Charges
                                ------------------------------------     -----------------------------------------------
                                  1999        1998           1997            1999           1998            1997
                                  ----        ----           ----            ----           ----            ----
AETNA ASCENT VP
Value at beginning of period     $13.983     $13.587(1)                     $13.965        $13.557         $12.564(2)
Value at end of period           $15.799     $13.983                        $15.770        $13.965         $13.557
Number of accumulation units
 outstanding at end of period     47,132      90,247                          1,617          1,249             253
AETNA BALANCED VP, INC.
Value at beginning of period     $15.219     $13.676(3)                     $15.199        $13.161         $11.921(2)
Value at end of period           $17.083     $15.219                        $17.052        $15.199         $13.161
Number of accumulation units
 outstanding at end of period     33,948      33,673                          2,089          1,535             133
AETNA BOND VP
Value at beginning of period     $11.990     $11.283(3)                     $11.975        $11.217(1)
Value at end of period           $11.760     $11.990                        $11.738        $11.975
Number of accumulation units
 outstanding at end of period     26,798      23,608                            521          1,197
AETNA CROSSROADS VP
Value at beginning of period     $13.528     $12.915(1)                     $13.510        $12.917         $12.024(2)
Value at end of period           $14.732     $13.528                        $14.705        $13.510         $12.917
Number of accumulation units
 outstanding at end of period    436,389     499,874                          9,107          8,075              93
AETNA GROWTH VP
Value at beginning of period     $17.927     $14.173(3)                     $17.912        $12.876(1)
Value at end of period           $23.908     $17.927                        $23.875        $17.912
Number of accumulation units
 outstanding at end of period      7,995       7,333                          7,486          5,419
AETNA GROWTH AND INCOME VP
Value at beginning of period     $16.625     $14.696        $13.746(4)      $16.603        $14.684         $12.851(5)
Value at end of period           $19.288     $16.625        $14.696         $19.253        $16.603         $14.684
Number of accumulation units
 outstanding at end of period    192,381     224,761             25          35,468         35,133           1,646
AETNA HIGH YIELD VP
Value at beginning of period      $9.215      $9.935(6)                      $9.348(7)
Value at end of period            $9.748      $9.215                         $9.739
Number of accumulation units
 outstanding at end of period        119         132                            260
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period     $18.794     $14.453        $13.642(4)      $18.772        $14.444         $14.070(8)
Value at end of period           $23.082     $18.794        $14.453         $23.044        $18.772         $14.444
Number of accumulation units
 outstanding at end of period     32,936      28,911             24           6,043            594              10
AETNA INDEX PLUS MID CAP VP
Value at beginning of period     $10.894      $9.662(6)                     $10.154(9)
Value at end of period           $12.466     $10.894                        $12.455
Number of accumulation units
 outstanding at end of period      1,115         452                          1,234
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period      $8.818      $9.244(6)
Value at end of period            $9.653      $8.818
Number of accumulation units
 outstanding at end of period      1,733         989
AETNA INTERNATIONAL VP
Value at beginning of period      $9.768      $9.973(6)                     $10.086(9)
Value at end of period           $14.606      $9.768                        $14.594
Number of accumulation units
 outstanding at end of period        354         123                            126
AETNA LEGACY VP
Value at beginning of period     $13.015     $12.606(3)                     $12.998        $12.308         $12.362(10)
Value at end of period           $13.773     $13.015                        $13.748        $12.998         $12.308
Number of accumulation units
 outstanding at end of period     27,715      61,973                          5,897          5,866               2

--------------------------------------------------------------------------------


                                                   1.20% Total Charges
                                   ----------------------------------------------------
                                        1999            1998           1997
                                        ----            ----           ----
AETNA MONEY MARKET VP
Value at beginning of period           $11.143         $10.761(3)
Value at end of period                 $11.569         $11.143
Number of accumulation units
 outstanding at end of period           40,450          15,147
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period            $8.876          $9.633(6)
Value at end of period                  $8.400          $8.876
Number of accumulation units
 outstanding at end of period              914             372
AETNA SMALL COMPANY VP
Value at beginning of period           $13.645         $14.380(3)
Value at end of period                 $17.641         $13.645
Number of accumulation units
 outstanding at end of period           18,254          24,930
AETNA VALUE OPPORTUNITY VP
Value at beginning of period           $16.044         $14.033(3)
Value at end of period                 $18.956         $16.044
Number of accumulation units
 outstanding at end of period           12,127          12,115
AIM V.I. CAPITAL APPRECIATION
 FUND
Value a beginning of period            $10.195(11)
Value at end of period                 $13.758
Number of accumulation units
 outstanding at end of period              218
AIM V.I. GROWTH FUND
Value a beginning of period             $9.493(13)
Value at end of period                 $12.073
Number of accumulation units
 outstanding at end of period              167
AIM V.I. GROWTH AND INCOME
 FUND
Value a beginning of period             $9.601(15)
Value at end of period                 $11.720
Number of accumulation units
 outstanding at end of period              179
AIM V.I. VALUE FUND
Value a beginning of period             $9.848(11)
Value at end of period                 $11.510
Number of accumulation units
 outstanding at end of period              156
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period           $14.867         $13.354(3)
Value at end of period                 $16.485         $14.867
Number of accumulation units
 outstanding at end of period            6,433           2,926
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period           $15.080         $14.168(3)
Value at end of period                 $15.844         $15.080
Number of accumulation units
 outstanding at end of period           21,440          13,584
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $17.397         $13.438(3)
Value at end of period                 $23.624         $17.397
Number of accumulation units
 outstanding at end of period           55,527          58,305
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period           $13.074         $12.430(3)
Value at end of period                 $18.424         $13.074
Number of accumulation units
 outstanding at end of period            2,471           5,797
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period           $17.683         $13.768        $12.889(2)
Value at end of period                 $21.710         $17.683        $13.768
Number of accumulation units
 outstanding at end of period           29,986          29,528             27
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $14.022         $10.956(3)
Value at end of period                 $31,229         $14.022
Number of accumulation units
 outstanding at end of period           67,583          43,050

                                        Issued Since 1996 with 1.25% Total Charges
                                   -----------------------------------------------------
                                       1999            1998            1997
                                       ----            ----            ----
AETNA MONEY MARKET VP
Value at beginning of period          $11.128         $10.746(3)
Value at end of period                $11.548         $11.128
Number of accumulation units
 outstanding at end of period          11,404           6,649
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period           $8.830(11)
Value at end of period                 $8.393
Number of accumulation units
 outstanding at end of period               1
AETNA SMALL COMPANY VP
Value at beginning of period          $13.633         $13.203(1)
Value at end of period                $17.617         $13.633
Number of accumulation units
 outstanding at end of period           8,928           7,548
AETNA VALUE OPPORTUNITY VP
Value at beginning of period          $16.030         $12.844(1)
Value at end of period                $18.930         $16.030
Number of accumulation units
 outstanding at end of period           2,022           1,234
AIM V.I. CAPITAL APPRECIATION
 FUND
Value a beginning of period           $12.638(12)
Value at end of period                $13.753
Number of accumulation units
 outstanding at end of period              17
AIM V.I. GROWTH FUND
Value a beginning of period            $9.783(14)
Value at end of period                $12.069
Number of accumulation units
 outstanding at end of period              23
AIM V.I. GROWTH AND INCOME
 FUND
Value a beginning of period            $9.470(14)
Value at end of period                $11.716
Number of accumulation units
 outstanding at end of period              22
AIM V.I. VALUE FUND
Value a beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period          $14.847         $12.930         $12.790(16)
Value at end of period                $16.455         $14.847         $12.930
Number of accumulation units
 outstanding at end of period             270              51               6
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period          $15.061         $13.661         $13.299(16)
Value at end of period                $15.815         $15.061         $13.661
Number of accumulation units
 outstanding at end of period          11,533           8,741               6
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period          $17.374         $12.612         $11.704(2)
Value at end of period                $23.581         $17.374         $12.612
Number of accumulation units
 outstanding at end of period          23,472           9,906             214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period          $13.056         $11.726         $12.512(8)
Value at end of period                $18.391         $13.056         $11.726
Number of accumulation units
 outstanding at end of period           6,718             688              22
FIDELITY VIP II CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period          $17.659         $13.757         $11.902(5)
Value at end of period                $21.670         $17.659         $13.757
Number of accumulation units
 outstanding at end of period          13,062          11,737             390
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period          $14.003         $10.561          $9.646(2)
Value at end of period                $31.172         $14.003         $10.561
Number of accumulation units
 outstanding at end of period          17,486           4,812             262

--------------------------------------------------------------------------------


                                                1.20% Total Charges
                                ---------------------------------------------------
                                     1999            1998            1997
                                     ----            ----            ----
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period        $17.747         $14.246(3)
Value at end of period              $22.228         $17.747
Number of accumulation units
 outstanding at end of period        22,044          21,105
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.958         $12.212(3)
Value at end of period              $13.008         $12.958
Number of accumulation units
 outstanding at end of period         6,648          13,990
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $17.677         $14.218(3)
Value at end of period              $25.148         $17.677
Number of accumulation units
 outstanding at end of period        32,113          19,754
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $17.453         $13.701         $13.856(2)
Value at end of period              $28.360         $17.453         $13.701
Number of accumulation units
 outstanding at end of period        50,750          46,824              27
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period         $9.556         $11.980(6)
Value at end of period              $10.772          $9.556
Number of accumulation units
 outstanding at end of period         2,437           2,826
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period         $9.897(17)
Value at end of period              $15.694
Number of accumulation units
 outstanding at end of period           132
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period         $9.898          $9.905(18)
Value at end of period              $10.057          $9.898
Number of accumulation units
 outstanding at end of period            89              57
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $15.561         $13.387(3)
Value at end of period              $22.878         $15.561
Number of accumulation units
 outstanding at end of period        19,495          19,782
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $12.683         $11.093(3)
Value at end of period              $18.907         $12.683
Number of accumulation units
 outstanding at end of period        69,822          88,261
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $10.563          $9.310(3)
Value at end of period              $12.945         $10.563
Number of accumulation units
 outstanding at end of period        33,672          49,879
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $13.502         $12.274(3)
Value at end of period              $21.134         $13.502
Number of accumulation units
 outstanding at end of period        15,623          13,604
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $16.740         $14.232(3)
Value at end of period              $20.233         $16.740
Number of accumulation units
 outstanding at end of period        24,522          45,971

                                       Issued Since 1996 with 1.25% Total Charges
                                --------------------------------------------------------
                                     1999             1998             1997
                                     ----             ----             ----
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period        $17.724          $13.370(1)
Value at end of period              $22.188          $17.724
Number of accumulation units
 outstanding at end of period         7,932              798
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period        $12.940          $12.112(1)
Value at end of period              $12.985          $12.940
Number of accumulation units
 outstanding at end of period         1,754              126
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $17.653          $13.177          $13.270(8)
Value at end of period              $25.103          $17.653          $13.177
Number of accumulation units
 outstanding at end of period         9,890            5,365               32
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period        $17.430          $13.690          $13.125(2)
Value at end of period              $28.308          $17.430          $13.690
Number of accumulation units
 outstanding at end of period        19,060           10,441              273
LEXINGTON NATURAL RESOURCES
TRUST
Value at beginning of period         $9.543          $12.022          $11.717(2)
Value at end of period              $10.753           $9.543          $12.022
Number of accumulation units
 outstanding at end of period            71               53               35
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Value at beginning of period        $11.614(13)
Value at end of period              $15.681
Number of accumulation units
 outstanding at end of period             8
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period         $9.869(7)
Value at end of period              $10.048
Number of accumulation units
 outstanding at end of period             9
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $15.541          $12.394(1)
Value at end of period              $22.836          $15.541
Number of accumulation units
 outstanding at end of period         3,709            1,060
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period        $12.666           $9.891          $10.015(16)
Value at end of period              $18.873          $12.666           $9.891
Number of accumulation units
 outstanding at end of period        26,072           21,617               99
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period        $10.549           $8.597(1)
Value at end of period              $12.922          $10.549
Number of accumulation units
 outstanding at end of period         3,583            3,244
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $13.485          $11.465          $11.323(16)
Value at end of period              $21.096          $13.485          $11.465
Number of accumulation units
 outstanding at end of period         3,170            2,493              189
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period        $16.718          $13.156((1)
Value at end of period              $20.196          $16.718
Number of accumulation units
 outstanding at end of period         1,434            1,239


-----------------
 (1) Funds were first received in this option during January 1998.
 (2) Funds were first received in this option during June 1997.
 (3) Funds were first received in this option during February 1998.

--------------------------------------------------------------------------------

 (4) Funds were first received in this option during July 1997.
 (5) Funds were first received in this option during May 1997.
 (6) Funds were first received in this option during June 1998.

 (7) Funds were first received in this option during January 1999.
 (8) Funds were first received in this option during September 1997.
 (9) Funds were first received in this option during March 1999.
(10) Funds were first received in this option during October 1997.
(11) Funds were first received in this option during September 1999.
(12) Funds were first received in this option during December 1999.
(13) Funds were first received in this option during August 1999.
(14) Funds were first received in this option during October 1999.
(15) Funds were first received in this option during June 1999.
(16) Funds were first received in this option during November 1997.
(17) Funds were first received in this option during February 1999.
(18) Funds were first received in this option during December 1998.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE IX

      FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30% AND 1.40%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods ended December 31, 1999, 1998 and 1997 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                                1.30% Total Charges
                                                 -------------------------------------------------
                                                     1999           1998           1997
                                                     ----           ----           ----
AETNA ASCENT VP
Value at beginning of period                        $13.946        $13.546        $11.759(1)
Value at end of period                              $15.742        $13.946        $13.546
Number of accumulation units outstanding at end
 of period                                            2,120          1,424            855
AETNA BALANCED VP, INC.
Value at beginning of period                        $15.179        $13.150        $11.717(3)
Value at end of period                              $17.021        $15.179        $13.150
Number of accumulation units outstanding at end
 of period                                              113              8            459
AETNA BOND VP
Value at beginning of period                        $11.959        $11.203        $10.974(1)
Value at end of period                              $11.717        $11.959        $11.203
Number of accumulation units outstanding at end
 of period                                           36,650         59,443            279
AETNA CROSSROADS VP
Value at beginning of period                        $13.492        $12.906        $11.380(1)
Value at end of period                              $14.679        $13.492        $12.906
Number of accumulation units outstanding at end
 of period                                              870            521            641
AETNA GROWTH VP
Value at beginning of period                        $18.880(4)
Value at end of period                              $23.843
Number of accumulation units outstanding at end
 of period                                              381
AETNA GROWTH AND INCOME VP
Value at beginning of period                        $16.581        $14.672        $12.519(1)
Value at end of period                              $19.218        $16.581        $14.672
Number of accumulation units outstanding at end
 of period                                            4,575          2,880          3,082
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                        $18.751        $14.435        $11.470(7)
Value at end of period                              $23.006        $18.751        $14.435
Number of accumulation units outstanding at end
 of period                                           14,317         12,423          8,665
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                        $10.887         $9.805(8)
Value at end of period                              $12.445        $10.887
Number of accumulation units outstanding at end
 of period                                              385             41
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                         $8.812         $8.198(8)
Value at end of period                               $9.637         $8.812
Number of accumulation units outstanding at end
 of period                                              468             49
AETNA INTERNATIONAL VP
Value at beginning of period                        $10.019(4)
Value at end of period                              $14.582
Number of accumulation units outstanding at end
 of period                                              149
AETNA LEGACY VP
Value at beginning of period                        $12.981        $12.298        $11.401(3)
Value at end of period                              $13.723        $12.981        $12.298
Number of accumulation units outstanding at end
 of period                                            1,546         30,755             74

                                                         1.40% Total Charges
                                                 -----------------------------------
                                                      1999            1998
                                                      ----            ----
AETNA ASCENT VP
Value at beginning of period                         $13.910         $14.731(2)
Value at end of period                               $15.685         $13.910
Number of accumulation units outstanding at end
 of period                                               457             136
AETNA BALANCED VP, INC.
Value at beginning of period                         $15.139         $14.278(2)
Value at end of period                               $16.960         $15.139
Number of accumulation units outstanding at end
 of period                                             1,122             533
AETNA BOND VP
Value at beginning of period                         $11.927         $11.423(2)
Value at end of period                               $11.674         $11.927
Number of accumulation units outstanding at end
 of period                                               324             189
AETNA CROSSROADS VP
Value at beginning of period                         $13.457         $13.846(2)
Value at end of period                               $14.625         $13.457
Number of accumulation units outstanding at end
 of period                                             1,479             501
AETNA GROWTH VP
Value at beginning of period                         $17.865         $15.724(2)
Value at end of period                               $23.778         $17.865
Number of accumulation units outstanding at end
 of period                                               746             211
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $16.537         $16.562(5)
Value at end of period                               $19.148         $16.537
Number of accumulation units outstanding at end
 of period                                             2,977             934
AETNA HIGH YIELD VP
Value at beginning of period                          $9.555(6)
Value at end of period                                $9.715
Number of accumulation units outstanding at end
 of period                                                30
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $18.708         $16.556(2)
Value at end of period                               $22.930         $18.708
Number of accumulation units outstanding at end
 of period                                             1,399             173
AETNA INDEX PLUS MID CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA INTERNATIONAL VP
Value at beginning of period                         $10.925(9)
Value at end of period                               $14.557
Number of accumulation units outstanding at end
 of period                                                21
AETNA LEGACY VP
Value at beginning of period                         $12.666(10)
Value at end of period                               $13.673
Number of accumulation units outstanding at end
 of period                                               125

--------------------------------------------------------------------------------


                                                                  1.30% Total Charges
                                                 -----------------------------------------------------
                                                     1999             1998            1997
                                                     ----             ----            ----
AETNA MONEY MARKET VP
Value at beginning of period                        $11.114          $10.676         $10.358(7)
Value at end of period                              $11.527          $11.114         $10.676
Number of accumulation units outstanding at end
 of period                                            5,569           13,000           8,302
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                        $16.016          $15.827(12)
Value at end of period                              $18.904          $16.016
Number of accumulation units outstanding at end
 of period                                              192               88
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $9.857(13)
Value at end of period                              $13.748
Number of accumulation units outstanding at end
 of period                                               54
AIM V.I. GROWTH FUND
Value at beginning of period                         $9.916(14)
Value at end of period                              $12.064
Number of accumulation units outstanding at end
 of period                                              105
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                        $10.636(15)
Value at end of period                              $11.712
Number of accumulation units outstanding at end
 of period                                              893
AIM V.I. VALUE FUND
Value at beginning of period                        $10.847(15)
Value at end of period                              $11.494
Number of accumulation units outstanding at end
 of period                                               10
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $14.827          $12.919         $11.742(3)
Value at end of period                              $16.426          $14.827         $12.919
Number of accumulation units outstanding at end
 of period                                               44               13              44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                        $15.041          $13.650         $10.942(7)
Value at end of period                              $15.786          $15.041         $13.650
Number of accumulation units outstanding at end
 of period                                            4,118            3,612           7,817
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                        $17.351          $12.601         $10.724(1)
Value at end of period                              $23.538          $17.351         $12.601
Number of accumulation units outstanding at end
 of period                                            7,251            2,636           2,031
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                        $13.039          $11.716         $11.785(1)
Value at end of period                              $18.357          $13.039         $11.716
Number of accumulation units outstanding at end
 of period                                              469              408             348
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                        $17.636          $13.746         $11.031(7)
Value at end of period                              $21.631          $17.636         $13.746
Number of accumulation units outstanding at end
 of period                                           12,867           10,681           7,728
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $13.985          $10.552          $8.944(1)
Value at end of period                              $31.116          $13.985         $10.552
Number of accumulation units outstanding at end
 of period                                            9,014            3,586           2,527
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $17.701          $13.354         $12.113(3)
Value at end of period                              $22.147          $17.701         $13.354
Number of accumulation units outstanding at end
 of period                                            2,769              668             369

                                                          1.40% Total Charges
                                                 -------------------------------------
                                                      1999             1998
                                                      ----             ----
AETNA MONEY MARKET VP
Value at beginning of period                         $11.084          $10.821(2)
Value at end of period                               $11.485          $11.084
Number of accumulation units outstanding at end
 of period                                               441              161
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                          $9.402(6)
Value at end of period                                $8.372
Number of accumulation units outstanding at end
 of period                                                33
AETNA SMALL COMPANY VP
Value at beginning of period                         $13.598          $11.872(11)
Value at end of period                               $17.545          $13.598
Number of accumulation units outstanding at end
 of period                                               283               72
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                         $15.988          $15.181(2)
Value at end of period                               $18.852          $15.988
Number of accumulation units outstanding at end
 of period                                               136               39
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period                         $10.959(15)
Value at end of period                               $12.056
Number of accumulation units outstanding at end
 of period                                                 3
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. VALUE FUND
Value at beginning of period                         $10.003(16)
Value at end of period                               $11.486
Number of accumulation units outstanding at end
 of period                                               507
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $14.950(4)
Value at end of period                               $16.366
Number of accumulation units outstanding at end
 of period                                               508
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $15.001          $15.124(2)
Value at end of period                               $15.729          $15.001
Number of accumulation units outstanding at end
 of period                                             1,189            2,077
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                         $17.305          $14.386(2)
Value at end of period                               $23.453          $17.305
Number of accumulation units outstanding at end
 of period                                             6,554            4,116
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $13.005          $13.828(2)
Value at end of period                               $18.291          $13.005
Number of accumulation units outstanding at end
 of period                                               156              113
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                         $17.590          $15.738(5)
Value at end of period                               $21.552          $17.590
Number of accumulation units outstanding at end
 of period                                             3,062            1,990
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                         $13.948          $11.943(5)
Value at end of period                               $31.003          $13.948
Number of accumulation units outstanding at end
 of period                                             2,357            1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $17.654          $15.102(2)
Value at end of period                               $22.067          $17.654
Number of accumulation units outstanding at end
 of period                                             1,224              564

--------------------------------------------------------------------------------


                                                               1.30% Total Charges                     1.40% Total Charges
                                                 ------------------------------------------   ---------------------------------
                                                   1999          1998             1997          1999          1998
                                                   ----          ----             ----          ----          ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $12.923       $12.225(17)                    $12.889       $12.375(2)
Value at end of period                            $12.961       $12.923                        $12.914       $12.889
Number of accumulation units outstanding at end
 of period                                          4,549         8,960                            169            30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $17.630       $13.166          $10.962(7)    $17.584       $15.123(2)
Value at end of period                            $25.057       $17.630          $13.166       $24.966       $17.584
Number of accumulation units outstanding at end
 of period                                          4,722           911              637         3,143         2,368
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $17.407       $13.679          $11.961(7)    $17.361       $16.231(5)
Value at end of period                            $28.257       $17.407          $13.679       $28.154       $17.361
Number of accumulation units outstanding at end
 of period                                         14,291         6,473            2,018         2,148           649
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                    $12.012          $10.678(7)
Value at end of period                                           $9.340          $12.012
Number of accumulation units outstanding at end
 of period                                                            0                5
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $10.015        $9.965(12)                    $10.008       $10.041(18)
Value at end of period                            $15.668       $10.015                        $15.641       $10.008
Number of accumulation units outstanding at end
 of period                                             31           139                             31           14
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $15.520       $12.406          $12.230(19)   $15.479       $14.631(2)
Value at end of period                            $22.794       $15.520          $12.406       $22.712       $15.479
Number of accumulation units outstanding at end
 of period                                          4,032         1,074              237            95            46
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $12.649        $9.883          $10.007(19)   $12.616       $11.707(2)
Value at end of period                            $18.838       $12.649           $9.883       $18.770       $12.616
Number of accumulation units outstanding at end
 of period                                          7,480         5,462            3,595         1,615           928
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $10.535        $8.677           $8.848(19)   $10.507        $9.977(2)
Value at end of period                            $12.898       $10.535           $8.677       $12.851       $10.507
Number of accumulation units outstanding at end
 of period                                          6,221         5,146            1,788           406           220
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                      $13.467       $11.456          $11.314(19)   $13.431       $13.542(2)
Value at end of period                            $21.057       $13.467          $11.456       $20.981       $13.431
Number of accumulation units outstanding at end
 of period                                            462           313              200           182           125
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                      $16.696       $13.256          $12.991(19)   $16.652       $15.190(2)
Value at end of period                            $20.160       $16.696          $13.256       $20.086       $16.652
Number of accumulation units outstanding at end
 of period                                          3,215         2,748            1,649         2,478         1,525


-----------------
 (1) Funds were first received in this option during May 1997.

 (2) Funds were first received in this option during May 1998.
 (3) Funds were first received in this option during June 1997.
 (4) Funds were first received in this option during February 1999.
 (5) Funds were first received in this option during April 1998.
 (6) Funds were first received in this option during May 1999.
 (7) Funds were first received in this option during April 1997.
 (8) Funds were first received in this option during November 1998.
 (9) Funds were first received in this option during July 1999.
(10) Funds were first received in this option during March 1999.
(11) Funds were first received in this option during September 1998.
(12) Funds were first received in this option during December 1998.
(13) Funds were first received in this option during October 1999.
(14) Funds were first received in this option during September 1999.
(15) Funds were first received in this option during November 1999.
(16) Funds were first received in this option during August 1999.
(17) Funds were first received in this option during March 1998.
(18) Funds were first received in this option during July 1998.
(19) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                     TABLE X

      FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                       1999             1998             1997             1996
                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                          $13.873          $13.502          $11.422(1)
Value at end of period                                $15.628          $13.873          $13.502
Number of accumulation units outstanding at end
 of period                                             12,770           14,280            9,985
AETNA BALANCED VP, INC
Value at beginning of period                          $15.099          $13.107          $11.009(1)
Value at end of period                                $16.898          $15.099          $13.107
Number of accumulation units outstanding at end
 of period                                             10,946            9,091            7,997
AETNA BOND VP
Value at beginning of period                          $11.896          $11.166          $10.442(1)
Value at end of period                                $11.632          $11.896          $11.166
Number of accumulation units outstanding at end
 of period                                              6,253           27,680            2,940
AETNA CROSSROADS VP
Value at beginning of period                          $13.421          $12.864          $11.093(1)
Value at end of period                                $14.572          $13.421          $12.864
Number of accumulation units outstanding at end
 of period                                             15,405           22,768           30,806
AETNA GROWTH VP
Value at beginning of period                          $17.834          $13.027(2)
Value at end of period                                $23.713          $17.834
Number of accumulation units outstanding at end
 of period                                              5,473            3,470
AETNA GROWTH AND INCOME VP
Value at beginning of period                          $16.493          $14.624          $11.429          $10.000(3)
Value at end of period                                $19.078          $16.493          $14.624          $11.429
Number of accumulation units outstanding at end
 of period                                             55,797           47,950           40,309                5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                          $18.665          $14.397          $11.374(1)
Value at end of period                                $22.855          $18.665          $14.397
Number of accumulation units outstanding at end
 of period                                             22,097           16,814            3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                          $10.872           $9.216(4)
Value at end of period                                $12.403          $10.872
Number of accumulation units outstanding at end
 of period                                                161               45
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $8.800           $7.150(4)
Value at end of period                                 $9.604           $8.800
Number of accumulation units outstanding at end
 of period                                                233               78
AETNA INTERNATIONAL VP
Value at beginning of period                          $10.050(5)
Value at end of period                                $14.532
Number of accumulation units outstanding at end
 of period                                                 36
AETNA LEGACY VP
Value at beginning of period                          $12.913          $12.257          $10.835(6)
Value at end of period                                $13.623          $12.913          $12.257
Number of accumulation units outstanding at end
 of period                                              7,896           14,097           14,983
AETNA MONEY MARKET VP
Value at beginning of period                          $11.055          $10.641          $10.249(1)
Value at end of period                                $11.443          $11.055          $10.641
Number of accumulation units outstanding at end
 of period                                             14,503           13,218           13,868
AETNA SMALL COMPANY VP
Value at beginning of period                          $13.574          $13.629          $13.952(7)
Value at end of period                                $17.497          $13.574          $13.629
Number of accumulation units outstanding at end
 of period                                              3,951            3,581               47

--------------------------------------------------------------------------------


                                                        1999           1998           1997             1996
                                                        ----           ----           ----             ----
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                          $15.960         $13.237        $12.103(8)
Value at end of period                                $18.801         $15.960        $13.237
Number of accumulation units outstanding at end
 of period                                              2,344           2,432            795
AIM V.I. GROWTH FUND
Value at beginning of period                           $9.898(9)
Value at end of period                                $12.048
Number of accumulation units outstanding at end
 of period                                                135
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $9.550(10)
Value at end of period                                $11.695
Number of accumulation units outstanding at end
 of period                                                 22
AIM V.I. VALUE FUND
Value at beginning of period                          $10.442(11)
Value at end of period                                $11.502
Number of accumulation units outstanding at end
 of period                                                 67
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                          $14.749         $12.877        $10.955(1)
Value at end of period                                $16.306         $14.749        $12.877
Number of accumulation units outstanding at end
 of period                                              3,026           1,709          1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                          $14.961         $13.606        $10.905(1)
Value at end of period                                $15.672         $14.961        $13.606
Number of accumulation units outstanding at end
 of period                                             11,235           9,414          9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                          $17.259         $12.560        $10.537(1)
Value at end of period                                $23.368         $17.259        $12.560
Number of accumulation units outstanding at end
 of period                                             30,213          12,956          2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $12.971         $11.678        $10.566(1)
Value at end of period                                $18.224         $12.971        $11.678
Number of accumulation units outstanding at end
 of period                                                956             468            107
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                          $17.543         $13.701        $11.436(1)
Value at end of period                                $21.474         $17.543        $13.701
Number of accumulation units outstanding at end
 of period                                             14,452          11,751          8,704
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                          $13.911         $10.518         $9.477          $10.000(3)
Value at end of period                                $30.890         $13.911        $10.518           $9.477
Number of accumulation units outstanding at end
 of period                                             19,942          13,650         12,648                9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $17.607         $13.310        $11.136(1)
Value at end of period                                $21.987         $17.607        $13.310
Number of accumulation units outstanding at end
 of period                                             31,263          20,319          2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                          $12.855         $11.960        $10.955(6)
Value at end of period                                $12.867         $12.855        $11.960
Number of accumulation units outstanding at end
 of period                                                669             248            118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                          $17.537         $13.123        $11.002(1)
Value at end of period                                $24.875         $17.537        $13.123
Number of accumulation units outstanding at end
 of period                                             10,931           8,842          5,724
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                          $17.315         $13.634        $11.483(1)
Value at end of period                                $28.052         $17.315        $13.634
Number of accumulation units outstanding at end
 of period                                             34,244          23,085         16,828
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                           $9.480         $11.973        $11.712(1)
Value at end of period                                $10.655          $9.480        $11.973
Number of accumulation units outstanding at end
 of period                                                147             318            627

--------------------------------------------------------------------------------


                                                      1999          1998               1997           1996
                                                      ----          ----               ----           ----
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $9.878         $9.973(12)
Value at end of period                              $10.006         $9.878
Number of accumulation units outstanding at end
 of period                                               69              3
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                        $15.438        $12.365            $12.192(13)
Value at end of period                              $22.629        $15.438            $12.365
Number of accumulation units outstanding at end
 of period                                            1,541          1,256                 80
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                        $12.582         $9.850             $9.976(13)
Value at end of period                              $18.702        $12.582             $9.850
Number of accumulation units outstanding at end
 of period                                            7,942          5,349              2,413
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                        $10.479         $8.649             $8.821(13)
Value at end of period                              $12.805        $10.479             $8.649
Number of accumulation units outstanding at end
 of period                                            1,992          1,814                442
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                        $13.396        $11.418            $11.279(13)
Value at end of period                              $20.905        $13.396            $11.418
Number of accumulation units outstanding at end
 of period                                            3,469          3,208              2,665
PPI T. ROWE PRICE GROWTH PORTFOLIO
Value at beginning of period                        $16.608        $13.212            $12.951(13)
Value at end of period                              $20.013        $16.608            $13.212
Number of accumulation units outstanding at end
 of period                                            7,740          5,824              3,802


-----------------
 (1) Funds were first received in this option during January 1997.
 (2) Funds were first received in this option during January 1998.
 (3) The initial accumulation unit value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
 (4) Funds were first received in this option during August 1998.

 (5) Funds were first received in this option during January 1999.
 (6) Funds were first received in this option during April 1997.
 (7) Funds were first received in this option during September 1997.
 (8) Funds were first received in this option during July 1997.
 (9) Funds were first received in this option during July 1999.
(10) Funds were first received in this option during October 1999.
(11) Funds were first received in this option during November 1999.
(12) Funds were first received in this option during May 1998.
(13) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE XI

     FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (Selected data for accumulation units outstanding throughout each period)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                  1999        1998          1997           1996
                                  ----        ----          ----           ----
AETNA ASCENT VP
Value at beginning of period       $15.886     $15.422       $13.025        $10.673
Value at end of period             $17.940     $15.886       $15.422        $13.025
Number of accumulation units
 outstanding at end of period    2,759,063   3,508,677     3,543,367      1,314,997
AETNA BALANCED VP
Value at beginning of period       $21.723     $18.811       $15.551        $13.673
Value at end of period             $24.372     $21.723       $18.811        $15.551
Number of accumulation units
 outstanding at end of period   21,610,375  25,990,902    34,194,804     36,147,028
AETNA BOND VP
Value at beginning of period       $14.137     $13.238       $12.377        $12.098
Value at end of period             $13.859     $14.137       $13.238        $12.377
Number of accumulation units
 outstanding at end of period   11,928,359  15,101,998    18,047,780     20,036,622
AETNA CROSSROADS VP
Value at beginning of period       $15.120     $14.456       $12.450        $10.612
Value at end of period             $16.458     $15.120       $14.456        $12.450
Number of accumulation units
 outstanding at end of period    2,306,431   2,863,812     2,469,082        918,336
AETNA GROWTH VP
Value at beginning of period       $17.912     $13.173       $11.635(4)
Value at end of period             $23.875     $17.912       $13.173
Number of accumulation units
 outstanding at end of period    3,505,798   2,395,680        41,928
AETNA GROWTH AND
INCOME VP
Value at beginning of period       $25.094     $22.194       $17.302        $14.077
Value at end of period             $29.100     $25.094       $22.194        $17.302
Number of accumulation units
 outstanding at end of period  107,941,232 134,233,828   177,627,474    185,328,132
AETNA HIGH YIELD VP
Value at beginning of period        $9.212      $9.969(6)
Value at end of period              $9.739      $9.212
Number of accumulation units
 outstanding at end of period      151,581      91,056
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period       $18.772     $14.444       $10.924        $10.000(7)
Value at end of period             $23.044     $18.772       $14.444        $10.924
Number of accumulation units
 outstanding at end of period   10,058,181   7,100,483     4,796,644        879,588
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period       $10.891     $10.107(6)
Value at end of period             $12.455     $10.891
Number of accumulation units
 outstanding at end of period      395,150     146,921
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period        $8.815      $9.996(6)
Value at end of period              $9.645      $8.815
Number of accumulation units
 outstanding at end of period      407,203     253,184
AETNA INTERNATIONAL VP
Value at beginning of period        $9.765     $10.182(6)
Value at end of period             $14.594      $9.765
Number of accumulation units
 outstanding at end of period      271,052      97,660

                                   1995           1994        1993         1992         1991       1990
                                   ----           ----        ----         ----         ----       ----
AETNA ASCENT VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.673
Number of accumulation units
 outstanding at end of period       393,053
AETNA BALANCED VP
Value at beginning of period        $10.868        $11.057    $10.189     $12.736(2)    $10.896    $10.437
Value at end of period              $13.673        $10.868    $11.057     $10.189       $12.736    $10.896
Number of accumulation units
 outstanding at end of period    38,152,395     23,139,604 11,368,365      11,508    22,898,099 17,078,985
AETNA BOND VP
Value at beginning of period        $10.360        $10.905    $10.068     $36.789(3)    $31.192    $28.943
Value at end of period              $12.098        $10.360    $10.905     $10.068       $36.789    $31.192
Number of accumulation units
 outstanding at end of period    21,379,976     11,713,354  4,084,142       3,870     7,844,412  6,984,793
AETNA CROSSROADS VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.612
Number of accumulation units
 outstanding at end of period       294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778        $11.020    $10.454     $97.165(5)    $77.845    $76.311
Value at end of period              $14.077        $10.778    $11.020     $10.454       $97.165    $77.845
Number of accumulation units
 outstanding at end of period   188,964,022    114,733,035 44,166,470      21,250    20,948,226 18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999           1998           1997            1996
                                    ----           ----           ----            ----
AETNA LEGACY VP
Value at beginning of period        $14.248        $13.491         $11.930        $10.580
Value at end of period              $15.070        $14.248         $13.491        $11.930
Number of accumulation units
 outstanding at end of period     1,420,931     11,971,281       1,624,842        513,590
AETNA MONEY MARKET VP
Value at beginning of period        $12.447        $11.951         $11.473        $11.026
Value at end of period              $12.917        $12.447         $11.951        $11.473
Number of accumulation units
 outstanding at end of period    11,010,659     10,102,496      12,191,085     13,898,826
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.873        $10.126(6)
Value at end of period               $8.393         $8.873
Number of accumulation units
 outstanding at end of period       140,481         90,949
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.633        $13.654         $12.299(9)
Value at end of period              $17.617        $13.633         $13.654
Number of accumulation units
 outstanding at end of period     1,598,682      1,696,714         253,548
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.030        $13.261         $12.913(10)
Value at end of period              $18.930        $16.030         $13.261
Number of accumulation units
 outstanding at end of period       987,707      1,079,291         100,928
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period        $10.217(11)
Value at end of period              $13.753
Number of accumulation units
 outstanding at end of period        77,470
AIM V.I. GROWTH FUND
Value at beginning of period         $9.513(11)
Value at end of period              $12.069
Number of accumulation units
 outstanding at end of period       240,556
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.627(11)
Value at end of period              $11.716
Number of accumulation units
 outstanding at end of period       470,277
AIM V.I. VALUE FUND
Value at beginning of period         $9.747(11)
Value at end of period              $11.506
Number of accumulation units
 outstanding at end of period       405,286
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.485        $17.840         $15.044        $13.527
Value at end of period              $22.705        $20.485         $17.840        $15.044
Number of accumulation units
 outstanding at end of period     1,118,008      1,306,652       1,499,989      1,313,324
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17.459        $15.837         $12.518        $11.092
Value at end of period              $18.334        $17.459         $15.837        $12.518
Number of accumulation units
 outstanding at end of period     5,366,553      6,281,077       7,111,490      5,007,706
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.155        $13.904         $11.402        $10.066
Value at end of period              $25.999        $19.155         $13.904        $11.402
Number of accumulation units
 outstanding at end of period     9,652,436      7,144,438       6,586,698      5,171,098
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.662        $12.269         $11.137         $9.961
Value at end of period              $19.243        $13.662         $12.269        $11.137
Number of accumulation units
 outstanding at end of period       676,303        651,566         718,565        487,709

                                    1995          1994      1993          1992         1991       1990
                                    ----          ----      ----          ----         ----       ----
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.580
Number of accumulation units
 outstanding at end of period       143,637
AETNA MONEY MARKET VP
Value at beginning of period        $10.528       $10.241   $10.048      $33.812(8)    $32.138    $30.012
Value at end of period              $11.026       $10.528   $10.241      $10.048       $33.812    $32.138
Number of accumulation units
 outstanding at end of period    12,999,680     7,673,528 2,766,044          825     8,430,082 10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.554       $11.036   $10.278      $10.000(12)
Value at end of period              $13.527       $10.554   $11.036      $10.278
Number of accumulation units
 outstanding at end of period       966,098       521,141   144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(2)
Value at end of period              $11.092
Number of accumulation units
 outstanding at end of period     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.066
Number of accumulation units
 outstanding at end of period     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period               $9.961
Number of accumulation units
 outstanding at end of period       196,090

--------------------------------------------------------------------------------


                                  1999        1998             1997            1996
                                  ----        ----             ----            ----
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period      $19.601     $15.270          $12.455         $10.397
Value at end of period            $24.053     $19.601          $15.270         $12.455
Number of accumulation units
 outstanding at end of period   9,498,614   9,575,608       11,399,666       6,812,870
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period      $20.951     $15.801          $14.202         $13.322
Value at end of period            $46.640     $20.951          $15.801         $14.202
Number of accumulation units
 outstanding at end of period  12,224,096   7,536,062        9,271,525       8,835,470
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period      $19.908     $15.012          $12.449         $10.850
Value at end of period            $24.922     $19.908          $15.012         $12.449
Number of accumulation units
 outstanding at end of period   5,686,066   3,192,160        1,911,789         996,510
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period      $15.487     $14.373          $13.022         $12.077
Value at end of period            $15.540     $15.487          $14.373         $13.022
Number of accumulation units
 outstanding at end of period   1,078,342   1,213,451          934,053         619,287
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period      $20.651     $15.414          $12.716         $10.870
Value at end of period            $29.366     $20.651          $15.414         $12.716
Number of accumulation units
 outstanding at end of period   5,434,098   2,995,268        3,100,436       2,018,527
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period      $21.288     $16.720          $13.860         $10.877
Value at end of period            $34.574     $21.288          $16.720         $13.860
Number of accumulation units
 outstanding at end of period  15,478,181  14,519,620       17,194,687       8,715,825
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period      $12.336     $15.541          $14.686         $11.720
Value at end of period            $13.900     $12.336          $15.541         $14.686
Number of accumulation units
 outstanding at end of period     489,113     755,984        1,786,409         966,482
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period      $10.018     $10.079(6)
Value at end of period            $15.681     $10.018
Number of accumulation units
 outstanding at end of period     184,292      39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period       $9.895     $10.015(6)
Value at end of period            $10.048      $9.895
Number of accumulation units
 outstanding at end of period      90,616      71,074
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period      $24.145     $19.291          $19.016(14)
Value at end of period            $35.480     $24.145          $19.291
Number of accumulation units
 outstanding at end of period   2,035,825   2,186,996        2,879,845
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period      $19.114     $14.927          $15.114(14)
Value at end of period            $28.481     $19.114          $14.927
Number of accumulation units
 outstanding at end of period   9,740,294  11,377,408       16,549,322
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period      $16.758     $13.795          $14.067(14)
Value at end of period            $20.527     $16.758          $13.795
Number of accumulation units
 outstanding at end of period   7,196,329   8,758,123       11,539,850

                                   1995              1994          1993         1992         1991   1990
                                   ----              ----          ----         ----         ----   ----
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.397
Number of accumulation units
 outstanding at end of period    2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $10.581          $10.000(13)
Value at end of period             $13.322          $10.581
Number of accumulation units
 outstanding at end of period    4,887,060          753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.850
Number of accumulation units
 outstanding at end of period       93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $9.873          $10.000(13)
Value at end of period             $12.077           $9.873
Number of accumulation units
 outstanding at end of period      315,361           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.870
Number of accumulation units
 outstanding at end of period      259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.877
Number of accumulation units
 outstanding at end of period    1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $10.154          $10.877        $9.832      $10.000(12)
Value at end of period             $11.720          $10.154       $10.877       $9.832
Number of accumulation units
 outstanding at end of period      711,892          703,676       135,614          561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                 1999      1998         1997         1996   1995   1994   1993   1992   1991   1990
                                 ----      ----         ----         ----   ----   ----   ----   ----   ----   ----
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $19.978   $16.986      $16.776(14)
Value at end of period           $31.255   $19.978      $16.986
Number of accumulation units
 outstanding at end of period  3,509,645 4,030,904    6,242,299
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.146   $14.400      $14.112(14)
Value at end of period           $21.922   $18.146      $14.400
Number of accumulation units
 outstanding at end of period  5,814,568 6,541,819    8,296,964


-----------------
 (1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.

 (2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (4) Funds were first received in this option during June 1997.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (6) Funds were first received in this option during May 1998.
 (7) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
 (8) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
 (9) Funds were first received in this option during July 1997.
(10) Funds were first received in this option during August 1997.
(11) Funds were first received in this option during May 1999.

(12) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(13) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(14) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------


                                    TABLE XII

                     FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                     SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                    1999          1998               1997         1996
                                  -------        -------          --------      --------
AETNA ASCENT VP
Value at beginning of period      $15.886        $15.422          $13.291(1)
Value at end of period            $17.940        $15.886          $15.422
Number of accumulation units
 outstanding at end of period      33,852         21,430             380
AETNA BALANCED VP, INC
Value at beginning of period      $28.524        $24.700          $20.419       $17.954
Value at end of period            $32.002        $28.524          $24.700       $20.419
Number of accumulation units
 outstanding at end of period   2,155,445      2,294,877        2,160,305     2,716,641
AETNA BOND VP
Value at beginning of period      $54.819        $51.330          $47.992       $46.913
Value at end of period            $53.738        $54.819          $51.330       $47.992
Number of accumulation units
 outstanding at end of period     867,416        994,987          959,336       835,724
AETNA CROSSROADS VP
Value at beginning of period      $15.120        $14.456          $12.577(1)
Value at end of period            $16.458        $15.120         $14.456
Number of accumulation units
 outstanding at end of period      30,738         31,468             873
AETNA GROWTH VP
Value at beginning of period      $13.597        $11.392(2)
Value at end of period            $18.124        $13.597
Number of accumulation units
 outstanding at end of period         781            17
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $245.765       $217.359         $169.448      $137.869
Value at end of period           $284.994       $245.765         $217.359      $169.448
Number of accumulation units
 outstanding at end of period   1,555,542      1,747,097        1,826,355     2,071,139
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period      $18.772        $14.444          $14.493(3)
Value at end of period            $23.044        $18.772          $14.444
Number of accumulation units
 outstanding at end of period   2,748,955      1,302,825           17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period      $11.338         $9.928(4)
Value at end of period            $12.967        $11.338
Number of accumulation units
 outstanding at end of period      73,984         35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $ 9.157        $10.193(4)
Value at end of period            $10.019         $9.157
Number of accumulation units
 outstanding at end of period     118,433         81,388
AETNA LEGACY VP
Value at beginning of period      $14.248        $13.491          $12.296(5)
Value at end of period            $15.070        $14.248          $13.491
Number of accumulation units
 outstanding at end of period      46,462         95,526            2,279
AETNA MONEY MARKET VP
Value at beginning of period      $42.883        $41.174          $39.528       $37.988
Value at end of period            $44.501        $42.883          $41.174       $39.528
Number of accumulation units
 outstanding at end of period     845,679        564,537          455,502       597,656

                                     1995         1994            1993          1992           1991         1990
                                   --------    ----------      ----------    ----------     ----------   ----------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period         $14.270      $14.519        $13.379        $12.736        $10.896      $10.437
Value at end of period               $17.954      $14.270        $14.519        $13.379        $12.736      $10.896
Number of accumulation units
 outstanding at end of period      9,193,181   21,990,186     30,784,750     34,802,433     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period         $40.173      $42.283        $39.038        $36.789        $31.192      $28.943
Value at end of period               $46.913      $40.173        $42.283        $39.038        $36.789      $31.192
Number of accumulation units
 outstanding at end of period      2,377,622    5,108,720      8,210,666      8,507,292      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $105.558     $107.925       $102.383       $ 97.165       $ 77.845      $76.311
Value at end of period              $137.869     $105.558       $107.925       $102.383       $ 97.165      $77.845
Number of accumulation units
 outstanding at end of period      6,364,000   13,966,072     21,148,863     24,201,565     20,948,226   18,362,906
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period       $36.271        $35.282        $34.619        $33.812        $32.138      $30.012
Value at end of period             $37.988        $36.271        $35.282        $34.619        $33.812      $32.138
Number of accumulation units
 outstanding at end of period    1,836,260      3,679,802      5,086,515      7,534,662      8,430,082   10,220,110

--------------------------------------------------------------------------------


                                     1999           1998             1997         1996
                                  ---------       --------        --------      ---------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $12.088       $11.472(4)
Value at end of period              $14.274       $12.088
Number of accumulation units
 outstanding at end of period        74,768        33,957
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $27.186       $23.675          $19.965         $17.951
Value at end of period              $30.131       $27.186          $23.675         $19.965
Number of accumulation units
 outstanding at end of period       880,319       917,567          929,282         898,279
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $18.285       $16.587          $13.110         $11.617
Value at end of period              $19.201       $18.285          $16.587         $13.110
Number of accumulation units
 outstanding at end of period     2,271,494     2,533,673        2,139,178       1,454,755
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.406       $14.087          $11.843(7)
Value at end of period              $26.340       $19.406          $14.087
Number of accumulation units
 outstanding at end of period            78            72               29
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period         $9.023
Value at end of period               $9.638
Number of accumulation units
 outstanding at end of period       194,440
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period                                       $11.400         $10.197
Value at end of period                                             $12.560         $11.400
Number of accumulation units
 outstanding at end of period                                            0           1,302
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period        $16.719
Value at end of period              $18.343
Number of accumulation units
 outstanding at end of period     1,511,789
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period        $22.177       $17.276          $14.092         $11.763
Value at end of period              $27.214       $22.177          $17.276         $14.092
Number of accumulation units
 outstanding at end of period     3,780,287     3,333,320        2,706,862       1,522,169
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of period        $23.650
Value at end of period              $28.147
Number of accumulation units
 outstanding at end of period     4,354,723
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $24.098       $18.174          $16.334         $15.323
Value at end of period              $53.644       $24.098          $18.174         $16.334
Number of accumulation units
 outstanding at end of period     3,274,450     2,142,130        1,939,607       1,893,718
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period        $19.914       $15.016          $12.453         $10.853
Value at end of period              $24.929       $19.914          $15.016         $12.453
Number of accumulation units
 outstanding at end of period           476         3,698            7,873             231
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $15.548       $14.430          $13.074         $12.124
Value at end of period              $15.601       $15.548          $14.430         $13.074
Number of accumulation units
 outstanding at end of period         6,629         8,967            5,211           3,761
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $22.529       $16.816          $13.872         $11.859
Value at end of period              $32.036       $22.529          $16.816         $13.872
Number of accumulation units
 outstanding at end of period     2,721,885     1,354,047        1,109,942         663,945

                                       1995            1994         1993       1992       1991       1990
                                     --------        -------      --------   -------    -------    --------
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $13.990          $14.640      $13.726    $12.913    $11.233    $10.568
Value at end of period              $17.951          $13.990      $14.640    $13.726    $12.913    $11.233
Number of accumulation units
 outstanding at end of period       856,361          743,464      705,415    503,006    355,851    148,576
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(6)
Value at end of period              $11.617
Number of accumulation units
 outstanding at end of period       628,582
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(8)
Value at end of period              $10.197
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period         $10.000(6)
Value at end of period               $11.763
Number of accumulation units
 outstanding at end of period        525,476
FIDELITY VIP II INDEX 500
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $12.169         $10.000(9)
Value at end of period               $15.323         $12.169
Number of accumulation units
 outstanding at end of period      1,280,953         393,553
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(8)
Value at end of period               $10.853
Number of accumulation units
 outstanding at end of period            161
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.911         $10.000(10)
Value at end of period               $12.124          $9.911
Number of accumulation units
 outstanding at end of period          3,345           1,555
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(8)
Value at end of period               $11.859
Number of accumulation units
 outstanding at end of period        109,717

--------------------------------------------------------------------------------

                                      1999          1998                 1997              1996
                                   ---------      -------             ---------          ---------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $23.797      $18.690               $15.493            $12.158
Value at end of period               $38.648      $23.797               $18.690            $15.493
Number of accumulation units
 outstanding at end of period      5,548,674      4,687,167           3,873,511          2,090,908
LEXINGTON EMERGING
MARKETS FUND
Value at beginning of period         $ 5.470
Value at end of period               $12.315
Number of accumulation units
 outstanding at end of period        940,817
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $11.433        $14.403             $13.611            $10.862
Value at end of period               $12.882        $11.433             $14.403            $13.611
Number of accumulation units
 outstanding at end of period        437,491        534,962             650,486            587,248
MFS TOTAL RETURN
SERIES
Value at beginning of period         $10.531
Value at end of period               $10.720
Number of accumulation units
 outstanding at end of period         63,822
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period         $10.303        $10.077(11)
Value at end of period               $16.126        $10.303
Number of accumulation units
 outstanding at end of period         59,571         20,548
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $9.935        $10.055(4)
Value at end of period               $10.089         $9.935
Number of accumulation units
 outstanding at end of period        173,219        100,555
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period         $29.339        $23.440             $23.106(12)
Value at end of period               $43.112        $29.339             $23.440
Number of accumulation units
 outstanding at end of period      2,448,587      2,244,308           2,018,219
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period         $19.268        $15.046             $15.236(12)
Value at end of period               $28.710        $19.268             $15.046
Number of accumulation units
 outstanding at end of period      3,024,975      3,101,880           2,707,904
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period         $14.528        $11.960             $12.195(12)
Value at end of period               $17.796        $14.528             $11.960
Number of accumulation units
 outstanding at end of period        194,296      1,379,653             232,418
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period         $20.829        $17.709             $17.490(12)
Value at end of period               $32.585        $20.829             $17.709
Number of accumulation units
 outstanding at end of period      2,807,485      2,962,631           3,237,710
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period         $20.929        $16.608             $16.276(12)
Value at end of period               $25.283        $20.929             $16.608
Number of accumulation units
 outstanding at end of period      1,549,310      1,564,888           1,317,058

                                     1995         1994       1993        1992        1991     1990
                                   ---------    --------   --------   ---------   --------- --------
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(8)
Value at end of period             $12.158
Number of accumulation units
 outstanding at end of period      314,653
LEXINGTON EMERGING
MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period        $9.412      $10.071     $9.193      $9.018      $9.608    $11.441
Value at end of period             $10.862       $9.412    $10.071      $9.193      $9.018     $9.608
Number of accumulation units
 outstanding at end of period      530,562      533,016    341,771     198,338     144,139     75,052
MFS TOTAL RETURN
SERIES
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------
 (1) Funds were first received in this option during February 1997.
 (2) Funds were first received in this option during September 1998.
 (3) Funds were first received in this option during December 1997.

 (4) Funds were first received in this option during May 1998.

 (5) Funds were first received in this option during February 1997.
 (6) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
 (7) Funds were first received in this option during January 1997.
 (8) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
 (9) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.
(10) The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option.
(11) Funds were first received in this option during June 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE XIII
    FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
                 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                 1999           1998              1997
                                                               -------       ---------          -------
AETNA ASCENT VP
Value at beginning of period                                   $15.818        $15.394           $13.020(1)
Value at end of period                                         $17.818        $15.818           $15.394
Number of accumulation units outstanding at end of period       40,362         38,620            29,840
AETNA BALANCED VP
Value at beginning of period                                   $21.629        $18.776           $15.674(1)
Value at end of period                                         $24.206        $21.629           $18.776
Number of accumulation units outstanding at end of period      352,495        385,862           478,117
AETNA BOND  VP
Value at beginning of period                                   $14.076        $13.213           $12.302(1)
Value at end of period                                         $13.764        $14.076           $13.213
Number of accumulation units outstanding at end of period      186,303        199,388           215,650
AETNA CROSSROADS VP
Value at beginning of period                                   $15.055        $14.430           $12.449(1)
Value at end of period                                         $16.346        $15.055           $14.430
Number of accumulation units outstanding at end of period       32,067         32,997            26,483
AETNA GROWTH VP(10)
Value at beginning of period                                   $17.834        $13.149           $12.739(2)
Value at end of period                                         $23.713        $17.834           $13.149
Number of accumulation units outstanding at end of period       63,831         36,839             3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                   $24.986        $22.153           $17.861(1)
Value at end of period                                         $28.902        $24.986           $22.153
Number of accumulation units outstanding at end of period    1,449,638      1,587,351         1,699,982
AETNA HIGH YIELD VP
Value at beginning of period                                    $9.196         $9.616(3)
Value at end of period                                          $9.698         $9.196
Number of accumulation units outstanding at end of period          707             65
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                   $18.691         $14.418          $11.345(1)
Value at end of period                                         $22.887         $18.691          $14.418
Number of accumulation units outstanding at end of period      118,788          68,841           27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                   $10.872         $9.946(4)
Value at end of period                                         $12.403        $10.872
Number of accumulation units outstanding at end of period        3,733            203
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                    $8.800         $9.775(5)
Value at end of period                                          $9.604         $8.800
Number of accumulation units outstanding at end of period        1,705            598
AETNA INTERNATIONAL VP
Value at beginning of period                                    $9.748         $9.737(6)
Value at end of period                                         $14.532         $9.748
Number of accumulation units outstanding at end of period        4,118          1,095
AETNA LEGACY VP
Value at beginning of period                                   $14.187        $13.467           $11.873(1)
Value at end of period                                         $14.967        $14.187           $13.467
Number of accumulation units outstanding at end of period       23,515         32,088            14,817
AETNA MONEY MARKET VP
Value at beginning of period                                   $12.393        $11.929           $11.592(1)
Value at end of period                                         $12.829        $12.393           $11.929
Number of accumulation units outstanding at end of period      136,761        123,429           176,703
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                    $8.857         $8.524(7)
Value at end of period                                          $8.358         $8.857
Number of accumulation units outstanding at end of period        1,197          1,342
AETNA SMALL COMPANY VP
Value at beginning of period                                   $13.574         $13.629          $13.629(2)
Value at end of period                                         $17.497         $13.574          $13.629
Number of accumulation units outstanding at end of period       18,033          21,070               82

--------------------------------------------------------------------------------


                                                                   1999                1998               1997
                                                                 ---------           -------            --------
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                      $15.960            $13.237            $13.237(2)
Value at end of period                                            $18.801            $15.960            $13.237
Number of accumulation units outstanding at end of period          12,803             15,870                 84
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                      $10.165(8)
Value at end of period                                            $13.729
Number of accumulation units outstanding at end of period           2,372
AIM V.I. GROWTH FUND
Value at beginning of period                                      $10.209(10)
Value at end of period                                            $12.048
Number of accumulation units outstanding at end of period           2,771
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $9.684(9)
Value at end of period                                            $11.695
Number of accumulation units outstanding at end of period           5,151
AIM V.I. VALUE FUND
Value at beginning of period                                      $9.842(9)
Value at end of period                                            $11.486
Number of accumulation units outstanding at end of period           2,077
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                      $20.397            $17.808            $14.934(1)
Value at end of period                                            $22.550            $20.397            $17.808
Number of accumulation units outstanding at end of period          27,661             24,487             20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                      $17.384            $15.808            $12.711(1)
Value at end of period                                            $18.209            $17.384            $15.808
Number of accumulation units outstanding at end of period         145,786            222,658            117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $19.072            $13.879            $11.373(1)
Value at end of period                                            $25.822            $19.072            $13.879
Number of accumulation units outstanding at end of period         200,009            228,969             104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $13.603            $12.247            $11.253(1)
Value at end of period                                            $19.112            $13.603            $12.247
Number of accumulation units outstanding at end of period          12,105             11,523              8,098
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                      $19.516            $15.242            $12.388(1)
Value at end of period                                            $23.889            $19.516            $15.242
Number of accumulation units outstanding at end of period         170,565            157,444            146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $20.861            $15.773            $12.594(1)
Value at end of period                                            $46.323            $20.861            $15.773
Number of accumulation units outstanding at end of period         175,442            100,075             85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $19.822            $14.984            $12.760(1)
Value at end of period                                            $24.752            $19.822            $14.984
Number of accumulation units outstanding at end of period          84,774             53,980             19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $15.420            $14.347            $13.025(1)
Value at end of period                                            $15.434            $15.420            $14.347
Number of accumulation units outstanding at end of period          13,514             14,524              8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $20.562            $15.386            $12.975(1)
Value at end of period                                            $29.166            $20.562            $15.386
Number of accumulation units outstanding at end of period          96,294             56,525             53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $21.196            $16.689            $14.439(1)
Value at end of period                                            $34.339            $21.196            $16.689
Number of accumulation units outstanding at end of period         215,248            182,951            168,191
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                      $12.283            $15.512            $13.756(1)
Value at end of period                                            $13.805            $12.283            $15.512
Number of accumulation units outstanding at end of period          10,231             14,342             26,426
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                      $10.001             $9.728(6)
Value at end of period                                            $15.615            $10.001
Number of accumulation units outstanding at end of period           7,932                152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                      $9.878              $9.666(11)
Value at end of period                                            $10.006             $9.878
Number of accumulation units outstanding at end of period             234                 11
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                      $24.041             $19.256            $18.985(12)
Value at end of period                                            $35.239             $24.041            $19.256
Number of accumulation units outstanding at end of period          34,760              28,002             25,830

--------------------------------------------------------------------------------


                                                                 1999       1998            1997
                                                              --------    --------        ---------
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.032     $14.899        $15.090(12)
Value at end of period                                         $28.288     $19.032        $14.899
Number of accumulation units outstanding at end of period      133,579     135,641        131,565
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $16.685     $13.770        $14.044(12)
Value at end of period                                         $20.388     $16.685        $13.770
Number of accumulation units outstanding at end of period      139,056     146,728        149,523
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $19.892     $16.955        $16.749(12)
Value at end of period                                         $31.043     $19.892        $16.955
Number of accumulation units outstanding at end of period       52,692      45,320         48,385
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.068     $14.374        $14.090(12)
Value at end of period                                         $21.773     $18.068        $14.374
Number of accumulation units outstanding at end of period       93,176      91,620         79,799


-----------------

 (1) Funds were first received in this option during April 1997.
 (2) Funds were first received in this option during December 1997.
 (3) Funds were first received in this option during August 1998.
 (4) Funds were first received in this option during July 1998.
 (5) Funds were first received in this option during May 1998.
 (6) Funds were first received in this option during June 1998.
 (7) Funds were first received in this option during September 1998.

 (8) Funds were first received in this option during August 1999.
 (9) Funds were first received in this option during June 1999.
(10) Funds were first received in this option during July 1999.
(11) Funds were first received in this option during November 1998.
(12) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XIV

       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


                                                                   1999           1998             1997
                                                                 -------       ---------          --------
AETNA ASCENT VP
Value at beginning of period                                     $15.974         $15.453          $13.971(1)
Value at end of period                                           $18.102         $15.974          $15.453
Number of accumulation units outstanding at end of period          7,679           9,888           10,257
AETNA BALANCED VP
Value at beginning of period                                     $21.808         $18.837          $16.739(1)
Value at end of period                                           $24.529         $21.808          $18.837
Number of accumulation units outstanding at end of period        343,842         429,954          454,232
AETNA BOND VP
Value at beginning of period                                     $14.171         $13.249          $12.629(1)
Value at end of period                                           $13.912         $14.171          $13.249
Number of accumulation units outstanding at end of period        347,131         421,225          453,723
AETNA CROSSROADS VP
Value at beginning of period                                     $15.204         $14.485          $13.199(1)
Value at end of period                                           $16.607         $15.204          $14.485
Number of accumulation units outstanding at end of period         47,768          50,297           50,297
AETNA GROWTH VP
Value at beginning of period                                     $17.912         $13.173          $12.615(2)
Value at end of period                                           $23.875         $17.912          $13.173
Number of accumulation units outstanding at end of period         48,373          25,257            1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $25.193         $22.226          $19.673(1)
Value at end of period                                           $29.287         $25.193          $22.226
Number of accumulation units outstanding at end of period      4,958,303       5,670,691        6,093,102
AETNA HIGH YIELD VP
Value at beginning of period                                      $9.212          $9.135(3)
Value at end of period                                            $9.739          $9.212
Number of accumulation units outstanding at end of period          2,025           2,225
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $18.802          $14.452          $12.748(1)
Value at end of period                                           $23.103          $18.802          $14.452
Number of accumulation units outstanding at end of period         80,552           48,459           13,748
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                      $8.815          $6.682(4)
Value at end of period                                            $9.645          $8.815
Number of accumulation units outstanding at end of period            722             748
AETNA LEGACY VP
Value at beginning of period                                     $14.327         $13.518          $12.496(1)
Value at end of period                                           $15.206         $14.327          $13.518
Number of accumulation units outstanding at end of period         22,033          10,684           16,060
AETNA MONEY MARKET VP
Value at beginning of period                                     $12.447         $11.951          $11.674(1)
Value at end of period                                           $12.917         $12.447          $11.951
Number of accumulation units outstanding at end of period        515,621         553,915          591,901
AETNA SMALL COMPANY VP
Value at beginning of period                                     $13.633         $13.654          $13.092(2)
Value at end of period                                           $17.617         $13.633          $13.654
Number of accumulation units outstanding at end of period          7,350           4,297            1,779
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                     $16.030         $12.899(5)
Value at end of period                                           $18.930         $16.030
Number of accumulation units outstanding at end of period         10,011           5,261
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                     $10.649(6)
Value at end of period                                           $13.759
Number of accumulation units outstanding at end of period          2,465
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $9.763(7)
Value at end of period                                           $11.721
Number of accumulation units outstanding at end of period          4,408
AIM V.I. VALUE FUND
Value at beginning of period                                      $9.778(8)
Value at end of period                                           $11.511
Number of accumulation units outstanding at end of period         27,063

                                                                1999           1998              1997
                                                              --------        -------          --------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $20.485        $17.840          $16.178(1)
Value at end of period                                         $22.705        $20.485          $17.840
Number of accumulation units outstanding at end of period        1,312          3,612            3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                   $17.459        $15.837          $14.065(1)
Value at end of period                                         $18.334        $17.459          $15.837
Number of accumulation units outstanding at end of period       31,846         44,812           49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                   $19.155        $13.904          $12.498(1)
Value at end of period                                         $25.999        $19.155          $13.904
Number of accumulation units outstanding at end of period       60,970         41,575           31,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                   $13.662        $12.269          $12.518(1)
Value at end of period                                         $19.243        $13.662          $12.269
Number of accumulation units outstanding at end of period        1,456          1,816            1,206
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                   $19.601        $15.270          $13.443(1)
Value at end of period                                         $24.053        $19.601          $15.270
Number of accumulation units outstanding at end of period       35,985         31,455           29,365
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                   $20.951        $15.801          $14.156(1)
Value at end of period                                         $46.640        $20.951          $15.801
Number of accumulation units outstanding at end of period       63,769         32,182           26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                   $19.908        $15.012          $13.573(1)
Value at end of period                                         $24.922        $19.908          $15.012
Number of accumulation units outstanding at end of period       43,805         23,035            8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                   $15.487        $14.373          $13.448(1)
Value at end of period                                         $15.540        $15.487          $14.373
Number of accumulation units outstanding at end of period        6,227          9,337              323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                   $20.651        $15.414          $13.985(1)
Value at end of period                                         $29.366        $20.651          $15.414
Number of accumulation units outstanding at end of period       28,974          7,088            6,389
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                   $21.288        $16.720          $15.828(1)
Value at end of period                                         $34.574        $21.288          $16.720
Number of accumulation units outstanding at end of period       84,796         67,482           63,534
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                   $12.336        $15.541          $15.221(1)
Value at end of period                                         $13.900        $12.336          $15.541
Number of accumulation units outstanding at end of period          900            745            8,053
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                   $10.018         $8.115(4)
Value at end of period                                         $15.681        $10.018
Number of accumulation units outstanding at end of period        6,425          2,465
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                   $24.145        $19.291          $19.016(9)
Value at end of period                                         $35.480        $24.145          $19.291
Number of accumulation units outstanding at end of period        8,425          5,460            7,188
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                   $19.114        $14.927          $15.114(9)
Value at end of period                                         $28.481        $19.114          $14.927
Number of accumulation units outstanding at end of period       14,236         40,140           56,819
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                   $16.758        $13.795          $14.067(9)
Value at end of period                                         $20.527        $16.758          $13.795
Number of accumulation units outstanding at end of period       64,138         56,680           55,233
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                   $19.978        $16.986          $16.776(9)
Value at end of period                                         $31.255        $19.978          $16.986
Number of accumulation units outstanding at end of period        6,428          3,855            6,970
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                   $18.146        $14.400          $14.112(9)
Value at end of period                                         $21.922        $18.146          $14.400
Number of accumulation units outstanding at end of period       24,825         29,384           24,650

-----------------
(1) Funds were first received in this option during June 1997.
(2) Funds were first received in this option during December 1997.
(3) Funds were first received in this option during December 1998.
(4) Funds were first received in this option during October 1998.
(5) Funds were first received in this option during January 1998.
(6) Funds were first received in this option during July 1999.
(7) Funds were first received in this option during September 1999.
(8) Funds were first received in this option during May 1999.
(9) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                    OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.

                                   1999       1998           1997           1996
                                 -------    -------        --------       --------
AETNA ASCENT VP
Value at beginning of period     $16.028    $15.514        $13.063        $10.673
Value at end of period           $18.172    $16.028        $15.514        $13.063
Number of accumulation units
 outstanding at end of period     68,230     80,754         65,940         22,888
AETNA BALANCED VP, INC
Value at beginning of period     $21.917    $18.922        $15.596        $13.673
Value at end of period           $24.687    $21.917        $18.922        $15.596
Number of accumulation units
 outstanding at end of period    725,533    768,510        776,268        768,178
AETNA BOND VP
Value at beginning of period     $14.264    $13.316        $12.413        $12.098
Value at end of period           $14.037    $14.264        $13.316        $12.413
Number of accumulation units
 outstanding at end of period    345,815    389,466        328,774        354,731
AETNA CROSSROADS VP
Value at beginning of period     $15.255    $14.541        $12.486        $10.612
Value at end of period           $16.670    $15.255        $14.541        $12.486
Number of accumulation units
 outstanding at end of period     69,848     78,788         71,276         35,151
AETNA GROWTH VP
Value at beginning of period     $18.005    $13.202        $12.787(4)
Value at end of period           $24.094    $18.005        $13.202
Number of accumulation units
 outstanding at end of period    172,922    115,677          6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $25.319    $22.325        $17.352        $14.077
Value at end of period           $29.475    $25.319        $22.325        $17.352
Number of accumulation units
 outstanding at end of period  4,530,330  5,019,611      5,232,193      4,796,196
AETNA HIGH YIELD VP
Value at beginning of period      $9.2 31    $9.216(6)
Value at end of period            $9.79 8    $9.231
Number of accumulation units
 outstanding at end of period      6,160      1,842
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period     $18.902    $14.500        $10.934        $10.000(7)
Value at end of period           $23.294    $18.902        $14.500        $10.934
Number of accumulation units
 outstanding at end of period    580,525    386,036        159,318         27,436
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.913     $7.633(8)
Value at end of period           $12.530    $10.913
Number of accumulation units
 outstanding at end of period     32,617      5,166
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.834     $6.425(8)
Value at end of period            $9.703     $8.834
Number of accumulation units
 outstanding at end of period     14,120      6,054
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785     $8.779(8)
Value at end of period           $14.682      9.785
Number of accumulation units
 outstanding at end of period      5,886        583

                                     1995          1994        1993           1992        1991         1990
                                -----------     ----------  -----------    ---------   ----------   ----------
AETNA ASCENT VP
Value at beginning of period       $10.000(1)
Value at end of period             $10.673
Number of accumulation units
 outstanding at end of period      393,053
AETNA BALANCED VP, INC
Value at beginning of period       $10.868         $11.057     $10.189     $12.736(2)     $10.896      $10.437
Value at end of period             $13.673         $10.868     $11.057     $10.189        $12.736      $10.896
Number of accumulation units
 outstanding at end of period   38,152,395      23,139,604  11,368,365      11,508     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period       $10.360         $10.905     $10.068     $36.789(3)     $31.192      $28.943
Value at end of period             $12.098         $10.360     $10.905     $10.068        $36.789      $31.192
Number of accumulation units
 outstanding at end of period   21,379,976      11,713,354   4,084,142       3,870      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period       $10.000(1)
Value at end of period             $10.612
Number of accumulation units
 outstanding at end of period      294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778        $11.020     $10.454     $97.165(5)     $77.845      $76.311
Value at end of period              $14.077        $10.778     $11.020     $10.454        $97.165      $77.845
Number of accumulation units
 outstanding at end of period   188,964,022    114,733,035  44,166,470      21,250     20,948,226   18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                  1999         1998             1997          1996         1995
                                --------      -------         --------      --------    -----------
AETNA LEGACY VP
Value at beginning of period     $14.375      $13.571         $11.965       $10.580      $10.000(1)
Value at end of period           $15.264      $14.375         $13.571       $11.965      $10.580
Number of accumulation units
 outstanding at end of period     53,313       63,385          38,899        13,861      143,637
AETNA MONEY MARKET VP
Value at beginning of period     $12.558      $12.022         $11.506       $11.026      $10.528
Value at end of period           $13.083      $12.558         $12.022       $11.506      $11.026
Number of accumulation units
 outstanding at end of period    345,617      230,562         262,519       228,698   12,999,680
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period      $8.89 1     $8.634(8)
Value at end of period            $8.444      $8.891
Number of accumulation units
 outstanding at end of period     13,312         673
AETNA SMALL COMPANY
VP
Value at beginning of period     $13.704      $13.684         $13.119(4)
Value at end of period           $17.778      $13.704         $13.684
Number of accumulation units
 outstanding at end of period     58,528       61,244           1,098
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $16.113      $13.290         $13.037(10)
Value at end of period           $19.103      $16.113         $13.290
Number of accumulation units
 outstanding at end of period     52,283       54,627           3,417
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $20.668      $17.946          $15.088       $13.527        $10.554
Value at end of period           $22.998      $20.668          $17.946       $15.088        $13.527
Number of accumulation units
 outstanding at end of period     68,703       71,154           66,428        57,557        966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $17.615      $15.931          $12.554       $11.092        $10.000(1)
Value at end of period           $18.570      $17.615          $15.931       $12.554        $11.092
Number of accumulation units
 outstanding at end of period    222,000      239,214          196,921        116,432     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $19.326      $13.987          $11.435       $10.066        $10.000(1)
Value at end of period           $26.334      $19.326          $13.987       $11.435        $10.066
Number of accumulation units
 outstanding at end of period    476,086      292,985          181,487       112,748      1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $13.784      $12.342         $11.169         $9.961        $10.000(1)
Value at end of period           $19.492      $13.784         $12.342        $11.169         $9.961
Number of accumulation units
 outstanding at end of period     24,274       26,108          22,047         10,848        196,090
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period     $19.776      $15.360         $12.491        $10.397        $10.000(1)
Value at end of period           $24.363      $19.776         $15.360        $12.491        $10.397
Number of accumulation units
 outstanding at end of period    222,596      209,707         171,832         92,021      2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $21.139      $15.895         $14.243        $13.322        $10.581
Value at end of period           $47.242      $21.139         $15.895        $14.243        $13.322
Number of accumulation units
 outstanding at end of period     582,335     283,821         253,316        226,504      4,887,060
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $20.086      $15.100         $12.485        $10.850        $10.000(1)
Value at end of period           $25.243      $20.086         $15.100        $12.485        $10.850
Number of accumulation units
 outstanding at end of period    248,076      105,755          45,503         29,442         93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.626      $14.458         $13.060        $12.077         $9.873
Value at end of period           $15.741      $15.626         $14.458        $13.060        $12.077
Number of accumulation units
 outstanding at end of period     53,088       57,101          13,925          6,607        315,361

                                       1994             1993            1992         1991          1990
                                    ---------        ----------       --------      -------      ---------
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241           $10.048       $33.812(9)     $32.138       $30.012
Value at end of period                $10.528           $10.241       $10.048        $33.812       $32.138
Number of accumulation units
 outstanding at end of period       7,673,528         2,766,044           825      8,430,082     10,220,110
AETNA REAL ESTATE
 SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036           $10.278       $10.000(11)
Value at end of period                $10.554           $11.036       $10.278
Number of accumulation units
 outstanding at end of period         521,141           144,168         2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                $10.581
Number of accumulation units
 outstanding at end of period         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $10.000(12)
Value at end of period                 $9.873
Number of accumulation units
 outstanding at end of period          28,543

--------------------------------------------------------------------------------


                                  1999        1998             1997          1996
                                 -------     -------         -------       --------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $20.836     $15.505         $12.753       $10.870
Value at end of period           $29.744     $20.836         $15.505       $12.753
Number of accumulation units
 outstanding at end of period    260,307     128,844          83,855        51,761
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $21.478     $16.819         $13.900       $10.877
Value at end of period           $35.020     $21.478         $16.819       $13.900
Number of accumulation units
 outstanding at end of period    771,009     655,881         511,940       212,494
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $12.446     $15.633         $14.729       $11.720
Value at end of period           $14.079     $12.446         $15.633       $14.729
Number of accumulation units
 outstanding at end of period     26,550      37,897          73,258        42,174
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.039     $8.907(8)
Value at end of period           $15.775     $10.039
Number of accumulation units
 outstanding at end of period     14,291         774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.915     $9.660(8)
Value at end of period           $10.108     $9.915
Number of accumulation units
 outstanding at end of period      1,294        176
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $24.361     $19.405         $19.123(13)
Value at end of period           $35.938     $24.361         $19.405
Number of accumulation units
 outstanding at end of period    184,604     182,557         192,553
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $19.285     $15.015         $15.199(13)
Value at end of period           $28.849     $19.285         $15.015
Number of accumulation units
 outstanding at end of period    587,576     595,462         573,528
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $16.907     $13.877         $14.147(13)
Value at end of period           $20.792     $16.907         $13.877
Number of accumulation units
 outstanding at end of period    333,629     378,798         418,965
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period     $20.157     $17.087         $16.871(13)
Value at end of period           $31.658     $20.157         $17.087
Number of accumulation units
 outstanding at end of period    262,481     273,684         295,952
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.309     $14.485         $14.192(13)
Value at end of period           $22.205     $18.309         $14.485
Number of accumulation units
 outstanding at end of period    297,723     277,044         212,654

                                    1995           1994          1993          1992
                                 -----------      --------     ----------     --------
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.870
Number of accumulation units
 outstanding at end of period      259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period       $10.000(1)
Value at end of period             $10.877
Number of accumulation units
 outstanding at end of period    1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $10.154        $10.877        $ 9.832     $10.000(11)
Value at end of period             $11.720        $10.154        $10.877      $9.832
Number of accumulation units
 outstanding at end of period      711,892        703,676        135,614         561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period


-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.

--------------------------------------------------------------------------------
 (4) Funds were first received in this option during December 1997.
 (5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
 (6) Funds were first received in this option during November 1998.
 (7) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized. Funds were first received in this option during October 1998.
 (8) Funds were first received in this option during October 1998.
 (9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(10) Funds were first received in this option during August 1997.
(11) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under contract.
(12) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(13) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                   TABLE XVI
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                      OF 0.95% EFFECTIVE ON MAY 25, 1996
   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase.

                                   1999           1998          1997           1996
                                --------        -------      ---------      ----------
AETNA ASCENT VP
Value at beginning of period     $16.011        $15.497        $13.049        $10.673
Value at end of period           $18.135        $16.011        $15.497        $13.049
Number of accumulation units
 outstanding at end of period     11,396         29,149        178,233         35,180
AETNA BALANCED VP, INC
Value at beginning of period     $21.893        $18.901        $15.579        $13.673
Value at end of period           $24.637        $21.893        $18.901        $15.579
Number of accumulation units
 outstanding at end of period    127,612        266,636      1,511,041      1,528,051
AETNA BOND VP
Value at beginning of period     $14.248        $13.301        $12.399        $12.098
Value at end of period           $14.009        $14.248        $13.301        $12.399
Number of accumulation units
 outstanding at end of period    128,235        200,650        463,068        493,485
AETNA CROSSROADS VP
Value at beginning of period     $15.239        $14.526        $12.473        $10.612
Value at end of period           $16.637        $15.239        $14.526        $12.473
Number of accumulation units
 outstanding at end of period     10,401         30,057         99,660         28,829
AETNA GROWTH VP
Value at beginning of period     $18.005        $13.202        $12.975(4)
Value at end of period           $24.071        $18.005        $13.202
Number of accumulation units
 outstanding at end of period     26,330         81,693          4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $25.291        $22.301        $17.333        $14.077
Value at end of period           $29.416        $25.291        $22.301        $17.333
Number of accumulation units
 outstanding at end of period  1,028,949      2,491,029      7,667,724      7,250,286
AETNA HIGH YIELD VP
Value at beginning of period      $9.231         $8.889(6)
Value at end of period            $9.789         $9.231
Number of accumulation units
 outstanding at end of period          5            17
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $18.902        $14.500        $10.934        $10.000(7)
Value at end of period           $23.273        $18.902        $14.500        $10.934
Number of accumulation units
 outstanding at end of period     83,941        145,736        190,348         28,473
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $10.913        $9.927(8)
Value at end of period           $12.519       $10.913
Number of accumulation units
 outstanding at end of period      5,399         9,117
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $8.834        $9.997(8)
Value at end of period            $9.694        $8.834
Number of accumulation units
 outstanding at end of period      5,249        12,800
AETNA INTERNATIONAL VP
Value at beginning of period      $9.785       $10.183(8)
Value at end of period           $14.668        $9.785
Number of accumulation units
 outstanding at end of period      1,203        7,767

                                     1995        1994        1993             1992         1991         1990
                                 ----------   ----------  ----------         ------     ----------   ----------
AETNA ASCENT VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.673
Number of accumulation units
 outstanding at end of period       393,053
AETNA BALANCED VP, INC
Value at beginning of period        $10.868      $11.057     $10.189        $12.736(2)     $10.896      $10.437
Value at end of period              $13.673      $10.868     $11.057        $10.189        $12.736      $10.896
Number of accumulation units
 outstanding at end of period    38,152,395   23,139,604  11,368,365         11,508     22,898,099   17,078,985
AETNA BOND VP
Value at beginning of period        $10.360      $10.905     $10.068        $36.789(3)     $31.192      $28.943
Value at end of period              $12.098      $10.360     $10.905        $10.068        $36.789      $31.192
Number of accumulation units
 outstanding at end of period    21,379,976   11,713,354   4,084,142          3,870      7,844,412    6,984,793
AETNA CROSSROADS VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.612
Number of accumulation units
 outstanding at end of period       294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.778      $11.020     $10.454        $97.165(5)     $77.845      $76.311
Value at end of period              $14.077      $10.778     $11.020        $10.454        $97.165      $77.845
Number of accumulation units
 outstanding at end of period   188,964,022  114,733,035  44,166,470         21,250     20,948,226   18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                     1999             1998           1997        1996
                                    -------         --------       -------     --------
AETNA LEGACY VP
Value at beginning of period        $14.361         $13.557        $11.953      $10.580
Value at end of period              $15.234         $14.361        $13.557      $11.953
Number of accumulation units
 outstanding at end of period         3,379          17,756         58,121       15,755
AETNA MONEY MARKET VP
Value at beginning of period        $12.545         $12.009        $11.494      $11.026
Value at end of period              $13.057         $12.545        $12.009      $11.494
Number of accumulation units
 outstanding at end of period      $117,934         132,737        328,674      351,832
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period         $8.891         $10.127(8)
Value at end of period               $8.436          $8.891
Number of accumulation units
 outstanding at end of period         1,264          11,639
AETNA SMALL COMPANY
VP
Value at beginning of period        $13.704         $13.684        $13.248(4)
Value at end of period              $17.762         $13.704        $13.684
Number of accumulation units
 outstanding at end of period        12,642          52,936         12,603
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $16.113         $13.290        $13.093(4)
Value at end of period              $19.085         $16.113        $13.290
Number of accumulation units
 outstanding at end of period         3,855          19,971          8,131
AIM V.I. GROWTH FUND
Value at beginning of period        $10.229(10)
Value at end of period              $12.098
Number of accumulation units
 outstanding at end of period           110
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period         $9.645(11)
Value at end of period              $11.710
Number of accumulation units
 outstanding at end of period           328
AIM V.I. VALUE FUND
Value at beginning of period         $9.915(12)
Value at end of period              $11.495
Number of accumulation units
 outstanding at end of period           181
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $20.646         $17.926        $15.071      $13.527
Value at end of period              $22.951         $20.646        $17.926      $15.071
Number of accumulation units
 outstanding at end of period        16,438          21,808         40,783       35,511
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $17.596         $15.914        $12.541      $11.092
Value at end of period              $18.533         $17.596        $15.914      $12.541
Number of accumulation units
 outstanding at end of period        30,245          74,067        121,281       82,568
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $19.305         $13.972        $11.423      $10.066
Value at end of period              $26.281         $19.305        $13.972      $11.423
Number of accumulation units
 outstanding at end of period        77,945         100,561        176,877      135,704
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $13.769         $12.328        $11.157       $9.961
Value at end of period              $19.452         $13.769        $12.328      $11.157
Number of accumulation units
 outstanding at end of period         7,531          14,165         40,516       29,108
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period        $19.755         $15.343        $12.477      $10.397
Value at end of period              $24.314         $19.755        $15.343      $12.477
Number of accumulation units
outstanding at end of period         79,042         176,553        320,226      175,463

                                     1995          1994         1993           1992            1991         1990
                                 -----------    ----------   ---------       ---------     ---------     ---------
AETNA LEGACY VP
Value at beginning of period        $10.000(1)
Value at end of period              $10.580
Number of accumulation units
 outstanding at end of period       143,637
AETNA MONEY MARKET VP
Value at beginning of period        $10.528       $10.241       $10.048      $33.812(9)      $32.138        $30.012
Value at end of period              $11.026       $10.528       $10.241      $10.048         $33.812        $32.138
Number of accumulation units
 outstanding at end of period    12,999,680     7,673,528     2,766,044          825       8,430,082     10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.554       $11.036       $10.278      $10.000(13)
Value at end of period              $13.527       $10.554       $11.036      $10.278
Number of accumulation units
 outstanding at end of period       966,098       521,141       144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $11.092
Number of accumulation units
 outstanding at end of period     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period              $10.066
Number of accumulation units
 outstanding at end of period     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $10.000(1)
Value at end of period               $9.961
Number of accumulation units
 outstanding at end of period       196,090
FIDELITY VIP II
CONTRAFUND[Reg TM]
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.397
Number of accumulation units
outstanding at end of period       2,116,732

--------------------------------------------------------------------------------


                                  1999              1998             1997           1996
                                --------          -------          -------        -------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $21.116          $15.878          $14.227        $13.322
Value at end of period           $47.147          $21.116          $15.878        $14.227
Number of accumulation units
outstanding at end of period      98,304          120,002          211,783        171,747
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $20.064          $15.084          $12.472        $10.850
Value at end of period           $25.192          $20.064          $15.084        $12.472
Number of accumulation units
outstanding at end of period      54,960           45,435           58,999         29,198
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.609          $14.442          $13.046        $12.077
Value at end of period           $15.709          $15.609          $14.442        $13.046
Number of accumulation units
outstanding at end of period       5,620           10,857           11,145          9,054
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $20.813          $15.489          $12.739        $10.870
Value at end of period           $29.684          $20.813          $15.489        $12.739
Number of accumulation units
 outstanding at end of period     52,381           47,157           86,733         67,001
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period     $21.455          $16.800          $13.885        $10.877
Value at end of period           $34.949          $21.455          $16.800        $13.885
Number of accumulation units
 outstanding at end of period    109,644          236,904          586,164        241,823
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period     $12.433          $15.616          $14.713        $11.720
Value at end of period           $14.051          $12.433          $15.616        $14.713
Number of accumulation units
 outstanding at end of period      5,186           16,414           72,475         43,665
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $10.039          $10.080(8)
Value at end of period           $15.760          $10.039
Number of accumulation units
 outstanding at end of period        595            3,153
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period      $9.915          $10.056(15)
Value at end of period           $10.099           $9.915
Number of accumulation units
 outstanding at end of period        597            1,158
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $24.335          $19.384          $19.102 (16)
Value at end of period           $35.866          $24.335          $19.384
Number of accumulation units
 outstanding at end of period     20,453           48,711           84,592
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $19.264          $14.999          $15.183 (16)
Value at end of period           $28.791          $19.264          $14.999
Number of accumulation units
 outstanding at end of period     67,372          289,625          586,517
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $16.889          $13.862          $14.131 (16)
Value at end of period           $20.750          $16.889          $13.862
Number of accumulation units
 outstanding at end of period     50,206          158,866          317,033
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $20.135          $17.068          $16.853 (16)
Value at end of period           $31.595          $20.135          $17.068
Number of accumulation units
 outstanding at end of period      29,731          81,257          273,402

                                      1995              1994           1993          1992
                                   ---------         ----------      ----------   ---------
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period         $10.581         $10.000(14)
Value at end of period               $13.322         $10.581
Number of accumulation units
outstanding at end of period       4,887,060         753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.850
Number of accumulation units
outstanding at end of period          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $9.873         $10.000(14)
Value at end of period               $12.077          $9.873
Number of accumulation units
outstanding at end of period         315,361          28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.870
Number of accumulation units
 outstanding at end of period        259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period         $10.000(1)
Value at end of period               $10.877
Number of accumulation units
 outstanding at end of period      1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period         $10.154         $10.877          $9.832      $10.000(13)
Value at end of period               $11.720         $10.154         $10.877       $9.832
Number of accumulation units
 outstanding at end of period        711,892         703,676         135,614          561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------

                                   1999       1998           1997        1996      1995     1994     1993     1992     1991    1990
                                 -------    --------      ---------      ----      ----     ----     ----     ----     ----    ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $18.289    $14.470       $14.176(16)
Value at end of period           $22.160    $18.289       $14.470
Number of accumulation units
 outstanding at end of period     31,427     84,842       227,469


-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.

(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4)  Funds were first received in this option during December 1997.
(5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(6)  Funds were first received in this option during October 1998.
(7) The initial accumulation unit value was established during August 1996 when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(8)  Funds were first received in this option during May 1998.
(9) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(10) Funds were first received in this option during July 1999.
(11) Funds were first received in this option during September 1999.
(12) Funds were first received in this option during June 1999.
(13) The initial accumulation unit value was established at $10.000 August 21, 1992, the date on which the fund/portfolio became available under the contract.
(14) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
(15) Funds were first received in this option during July 1998.
(16) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------

                                  TABLE XVII

    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
               OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the accumulation phase. It will increase to 1.25% during the income phase. The class of accumulation unit value shown below may also be used for contracts with 0.95% total separate account charges issued after December 16, 1996; however, the condensed financial information for periods prior to December 16, 1996 will not be applicable.

                                        1999           1998             1997             1996             1995
                                       -------        -------          -------          -------           -------
                                                                                                      <C
AETNA ASCENT VP
Value at beginning of period           $15.984        $15.471          $13.027          $10.673           $10.000(1)
Value at end of period                 $18.105        $15.984          $15.471          $13.027           $10.673
Number of accumulation units
 outstanding at end of period           11,315         38,675           86,255           32,497           393,053
AETNA BALANCED VP, INC
Value at beginning of period           $21.857        $18.870          $15.553          $13.673           $10.868
Value at end of period                 $24.596        $21.857          $18.870          $15.553           $13.673
Number of accumulation units
 outstanding at end of period           86,058        771,906        1,144,876          270,688        38,152,395
AETNA BOND VP
Value at beginning of period           $14.225        $13.279          $12.379          $12.098           $10.360
Value at end of period                 $13.986        $14.225          $13.279          $12.379           $12.098
Number of accumulation units
 outstanding at end of period          114,359        289,651          553,279          159,594        21,379,976
AETNA CROSSROADS VP
Value at beginning of period           $15.214        $14.501          $12.452          $10.612           $10.000(1)
Value at end of period                 $16.609        $15.214          $14.501          $12.452           $10.612
Number of accumulation units
 outstanding at end of period           14,627        100,734          101,836            9,415           294,673
AETNA GROWTH VP
Value at beginning of period           $18.005        $13.202          $12.912(4)
Value at end of period                 $24.071        $18.005          $13.202
Number of accumulation units
 outstanding at end of period           24,434         59,374                7
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $25.249        $22.264          $17.304          $14.077           $10.778
Value at end of period                 $29.367        $25.249          $22.264          $17.304           $14.077
Number of accumulation units
 outstanding at end of period          975,160      4,070,904        8,238,898        3,033,655       188,964,022
AETNA HIGH YIELD VP
Value at beginning of period            $9.231        $10.044(6)
Value at end of period                  $9.789         $9.231
Number of accumulation units
 outstanding at end of period            1,594          1,308
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $18.888        $14.489          $10.925          $11.038(7)
Value at end of period                 $23.256        $18.888          $14.489          $10.925
Number of accumulation units
 outstanding at end of period           37,025        136,252          293,223           23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $10.913         $9.962(8)
Value at end of period                 $12.519        $10.913
Number of accumulation units
 outstanding at end of period            3,069         26,111
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period            $8.834         $9.876(8)
Value at end of period                  $9.694         $8.834
Number of accumulation units
 outstanding at end of period            1,965         26,257

                                        1994           1993            1992               1991           1990
                                       -------        -------          -------          -------         -------
                                                                                                      <C
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period           $11.057        $10.189          $12.736(2)        $10.896        $10.437
Value at end of period                 $10.868        $11.057          $10.189           $12.736        $10.896
Number of accumulation units
 outstanding at end of period       23,139,604     11,368,365           11,508        22,898,099     17,078,985
AETNA BOND VP
Value at beginning of period           $10.905        $10.068          $36.789(3)        $31.192        $28.943
Value at end of period                 $10.360        $10.905          $10.068           $36.789        $31.192
Number of accumulation units
 outstanding at end of period       11,713,354      4,084,142            3,870         7,844,412      6,984,793
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $11.020        $10.454          $97.165(5)        $77.845        $76.311
Value at end of period                 $10.778        $11.020          $10.454           $97.165        $77.845
Number of accumulation units
 outstanding at end of period      114,733,035     44,166,470           21,250        20,948,226     18,362,906
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                       1999              1998            1997           1996               1995
                                     --------          -------          -------        -------         ----------
AETNA INTERNATIONAL VP
Value at beginning of period           $9.785           $9.974(9)
Value at end of period                $14.668           $9.785
Number of accumulation units
 outstanding at end of period             752              168
AETNA LEGACY VP
Value at beginning of period          $14.336          $13.534          $11.932        $10.580            $10.000(1)
Value at end of period                $15.208          $14.336          $13.534        $11.932            $10.580
Number of accumulation units
 outstanding at end of period           7,165           80,907           82,178          7,543            143,637
AETNA MONEY MARKET VP
Value at beginning of period          $12.524          $11.989          $11.475        $11.026            $10.528
Value at end of period                $13.035          $12.524          $11.989        $11.475            $11.026
Number of accumulation units
 outstanding at end of period          81,149          300,195          477,490        179,361         12,999,680
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period           $8.891          $10.024(8)
Value at end of period                 $8.436           $8.891
Number of accumulation units
 outstanding at end of period             107            1,415
AETNA SMALL COMPANY
VP
Value at beginning of period          $13.704          $13.684          $13.248(4)
Value at end of period                $17.762          $13.704          $13.684
Number of accumulation units
 outstanding at end of period           9,745           49,514            4,993
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $16.113          $13.290          $13.093(4)
Value at end of period                $19.085          $16.113          $13.290
Number of accumulation units
 outstanding at end of period           4,285           32,612            4,910
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period           $9.660(11)
Value at end of period                $13.745
Number of accumulation units
 outstanding at end of period              42
AIM V.I. GROWTH FUND
Value at beginning of period          $10.595(12)
Value at end of period                $12.098
Number of accumulation units
 outstanding at end of period              18
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period           $9.601(11)
Value at end of period                $11.710
Number of accumulation units
 outstanding at end of period             115
AIM V.I. VALUE FUND
Value at beginning of period           $9.845(13)
Value at end of period                $11.495
Number of accumulation units
 outstanding at end of period             674
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $20.612          $17.896          $15.046        $13.527            $10.554
Value at end of period                $22.913          $20.612          $17.896        $15.046            $13.527
Number of accumulation units
 outstanding at end of period           6,811           37,944           62,328         21,317            966,098
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $17.567          $15.887          $12.520        $11.092            $10.000(1)
Value at end of period                $18.502          $17.567          $15.887        $12.520            $11.092
Number of accumulation units
 outstanding at end of period          14,979           68,970          114,725         27,814          1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $19.273          $13.948          $11.404        $10.066            $10.000(1)
Value at end of period                $26.237          $19.273          $13.948        $11.404            $10.066
Number of accumulation units
 outstanding at end of period          43,826          176,188          191,151         60,491          1,833,794


                                      1994               1993            1992            1991            1990
                                     --------          -------          -------        -------         ----------
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period          $10.241          $10.048          $33.812(10)     $32.138          $30.012
Value at end of period                $10.528          $10.241          $10.048         $33.812          $32.138
Number of accumulation units
 outstanding at end of period       7,673,528        2,766,044              825       8,430,082       10,220,110
AETNA REAL ESTATE
SECURITIES VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA SMALL COMPANY
VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $11.036          $10.278          $10.000(14)
Value at end of period                $10.554          $11.036          $10.278
Number of accumulation units
 outstanding at end of period         521,141          144,168            2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999           1998              1997            1996            1995
                                   --------       -------           -------        -------         ----------
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period       $13.746        $12.308           $11.138         $9.961         $10.000(1)
Value at end of period             $19.420        $13.746           $12.308        $11.138          $9.961
Number of accumulation units
 outstanding at end of period        3,845         17,178            19,949          2,023         196,090
FIDELITY VIP II
 CONTRAFUND[Reg TM]
 PORTFOLIO
Value at beginning of period       $19.722        $15.318           $12.457        $10.397         $10.000(1)
Value at end of period             $24.274        $19.722           $15.318        $12.457         $10.397
Number of accumulation units
 outstanding at end of period      $37,380        187,525           263,159         41,394       2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period       $21.081        $15.851           $14.204        $13.322         $10.581
Value at end of period             $47.068        $21.081           $15.851        $14.204         $13.322
Number of accumulation units
 outstanding at end of period       79,376        212,741           294,623        122,154       4,887,060
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period       $20.031        $15.059           $12.451        $10.850         $10.000(1)
Value at end of period             $25.151        $20.031           $15.059        $12.451         $10.850
Number of accumulation units
 outstanding at end of period       32,085         89,095            78,052         12,340          93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period       $15.583        $14.418           $13.024        $12.077          $9.873
Value at end of period             $15.683        $15.583           $14.418        $13.024         $12.077
Number of accumulation units
 outstanding at end of period        6,316         20,317            13,587          3,861         315,361
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period       $20.778        $15.463           $12.718        $10.870         $10.000(1)
Value at end of period             $29.635        $20.778           $15.463        $12.718         $10.870
Number of accumulation units
 outstanding at end of period       38,376         61,355            93,386         29,696         259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period       $21.419        $16.773           $13.862        $10.877         $10.000(1)
Value at end of period             $34.891        $21.419           $16.773        $13.862         $10.877
Number of accumulation units
 outstanding at end of period       81,241        301,775           538,281        124,749       1,036,040
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period       $12.412        $15.590           $14.688        $11.720         $10.154
Value at end of period             $14.028        $12.412           $15.590        $14.688         $11.720
Number of accumulation units
 outstanding at end of period        9,116         38,283           103,604         10,977         711,892
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period       $10.039        $10.042(8)
Value at end of period             $15.760        $10.039
Number of accumulation units
 outstanding at end of period          329            382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $9.915         $9.992(8)
Value at end of period             $10.099         $9.915
Number of accumulation units
 outstanding at end of period        3,113          5,938
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period       $24.294        $19.352           $19.071(16)
Value at end of period             $35.806        $24.294           $19.352
Number of accumulation units
 outstanding at end of period       18,282        171,102           206,191
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period       $19.232        $14.974           $15.158(16)
Value at end of period             $28.743        $19.232           $14.974
Number of accumulation units
 outstanding at end of period       73,452        398,717           703,653


                                        1994            1993             1992            1991             1990
                                     --------          -------          -------        -------         ----------
FIDELITY VIP OVERSEAS
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
 CONTRAFUND[Reg TM]
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period           $10.000(15)
Value at end of period                 $10.581
Number of accumulation units
 outstanding at end of period          753,862
JANUS ASPEN BALANCED
 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period           $10.000(15)
Value at end of period                  $9.873
Number of accumulation units
 outstanding at end of period           28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LEXINGTON NATURAL
RESOURCES TRUST
Value at beginning of period           $10.877         $9.832          $10.000(14)
Value at end of period                 $10.154        $10.877           $9.832
Number of accumulation units
 outstanding at end of period          703,676        135,614             561
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------------------------------------------------------------


                                    1999         1998        1997         1996     1995     1994     1993     1992     1991     1990
                                   -------     --------     -------      ------   ------   ------   ------   ------   ------   -----
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period       $16.861      $13.839     $14.108(16)
Value at end of period             $20.716      $16.861     $13.839
Number of accumulation units
 outstanding at end of period       66,415      431,603     627,658
PPI MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period       $20.102      $17.040     $16.825(16)
Value at end of period             $31.542      $20.102     $17.040
Number of accumulation units
 outstanding at end of period       35,480      353,311     457,354
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period       $18.258      $14.445     $14.153(16)
Value at end of period             $22.123      $18.258     $14.445
Number of accumulation units
 outstanding at end of period       19,172      109,123     200,374

-----------------
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was established at $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4)  Funds were first received in this option during December 1997.
(5) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(6)  Funds were first received in this option during July 1998.
(7) The initial accumulation unit value was established during December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first utilized.
(8)  Funds were first received in this option during May 1998.
(9)  Funds were first received in this option during August 1998.
(10) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(11) Funds were first received in this option during June 1999.
(12) Funds were first received in this option during November 1999.
(13) Funds were first received in this option during August 1999.
(14) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.
(15) The initial accumulation unit value was established at $10.000 during October 1994, when the funds ere first received in this option.
(16) Funds were first received in this option during November 1997.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                  TABLE XVIII
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.

                                                                    1999
                                                                   -------
AETNA ASCENT VP
Value at beginning of period                                       $16.800(1)
Value at end of period                                             $18.122
Number of accumulation units outstanding at end of period           14,127
AETNA BALANCED VP, INC.
Value at beginning of period                                       $22.705(1)
Value at end of period                                             $24.619
Number of accumulation units outstanding at end of period          246,195
AETNA BOND VP
Value at beginning of period                                       $14.118(1)
Value at end of period                                             $13.999
Number of accumulation units outstanding at end of period           23,788
AETNA CROSSROADS VP
Value at beginning of period                                       $15.738(1)
Value at end of period                                             $16.624
Number of accumulation units outstanding at end of period           12,284
AETNA GROWTH VP
Value at beginning of period                                       $19.053(1)
Value at end of period                                             $24.094
Number of accumulation units outstanding at end of period           61,303
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $26.736(1)
Value at end of period                                             $29.394
Number of accumulation units outstanding at end of period          948,654
AETNA HIGH YIELD VP
Value at beginning of period                                        $9.492(2)
Value at end of period                                              $9.798
Number of accumulation units outstanding at end of period               61
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $20.242(1)
Value at end of period                                             $23.277
Number of accumulation units outstanding at end of period          309,655
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                       $10.927(1)
Value at end of period                                             $12.530
Number of accumulation units outstanding at end of period            2,027
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.783(1)
Value at end of period                                              $9.703
Number of accumulation units outstanding at end of period            5,600
AETNA INTERNATIONAL VP
Value at beginning of period                                       $10.489(1)
Value at end of period                                             $14.681
Number of accumulation units outstanding at end of period            1,250
AETNA LEGACY VP
Value at beginning of period                                       $14.711(1)
Value at end of period                                             $15.222
Number of accumulation units outstanding at end of period           42,489
AETNA MONEY MARKET VP
Value at beginning of period                                       $12.707(1)
Value at end of period                                             $13.047
Number of accumulation units outstanding at end of period          139,150
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $9.523(1)
Value at end of period                                              $8.443
Number of accumulation units outstanding at end of period              608
AETNA SMALL COMPANY VP
Value at beginning of period                                       $14.508(1)
Value at end of period                                             $17.778
Number of accumulation units outstanding at end of period           29,452
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $17.291(1)
Value at end of period                                             $19.103
Number of accumulation units outstanding at end of period           11,792

--------------------------------------------------------------------------------

                                                                    1999
                                                                   -------
AIM V.I. GROWTH FUND
Value at beginning of period                                       $11.240(3)
Value at end of period                                             $12.110
Number of accumulation units outstanding at end of period            2,843
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                        $9.727(4)
Value at end of period                                             $11.721
Number of accumulation units outstanding at end of period            1,867
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $21.036(1)
Value at end of period                                             $22.935
Number of accumulation units outstanding at end of period            2,376
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $19.392(1)
Value at end of period                                             $18.519
Number of accumulation units outstanding at end of period           25,382
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $21.072(1)
Value at end of period                                             $26.262
Number of accumulation units outstanding at end of period           82,069
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $14.422(1)
Value at end of period                                             $19.438
Number of accumulation units outstanding at end of period            7,321
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                       $21.258(1)
Value at end of period                                             $24.296
Number of accumulation units outstanding at end of period           82,920
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $27.003(1)
Value at end of period                                             $47.112
Number of accumulation units outstanding at end of period          214,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $22.140(1)
Value at end of period                                             $25.174
Number of accumulation units outstanding at end of period           80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $15.603(1)
Value at end of period                                             $15.698
Number of accumulation units outstanding at end of period            9,552
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $23.156(1)
Value at end of period                                             $29.662
Number of accumulation units outstanding at end of period           63,406
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $23.168(1)
Value at end of period                                             $34.923
Number of accumulation units outstanding at end of period          216,743
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                       $14.452(1)
Value at end of period                                             $14.041
Number of accumulation units outstanding at end of period            4,390
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $10.913(1)
Value at end of period                                             $15.775
Number of accumulation units outstanding at end of period           14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.954(1)
Value at end of period                                             $10.108
Number of accumulation units outstanding at end of period            3,895
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $27.595(1)
Value at end of period                                             $35.839
Number of accumulation units outstanding at end of period           23,458
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $20.019(1)
Value at end of period                                             $28.769
Number of accumulation units outstanding at end of period          194,333
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                       $17.376(1)
Value at end of period                                             $20.735
Number of accumulation units outstanding at end of period           86,899
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $21.199(1)
Value at end of period                                             $31.571
Number of accumulation units outstanding at end of period           79,515

--------------------------------------------------------------------------------

                                                                    1999
                                                                   --------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $19.112(1)
Value at end of period                                             $22.144
Number of accumulation units outstanding at end of period           53,724

-----------------
 (1) Funds were first received in this option during May 1999.
 (2) Funds were first received in this option during August 1999.
 (3) Funds were first received in this option during December 1999.
 (4) Funds were first received in this option during October 1999.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                   TABLE XIX
FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1999, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional
Information.

                                                                     1999
                                                                   --------
AETNA ASCENT VP
Value at beginning of period                                       $16.828(1)
Value at end of period                                             $18.152
Number of accumulation units outstanding at end of period            9,510
AETNA BALANCED VP, INC.
Value at beginning of period                                       $22.742(1)
Value at end of period                                             $24.660
Number of accumulation units outstanding at end of period           89,985
AETNA BOND VP
Value at beginning of period                                       $14.142(1)
Value at end of period                                             $14.022
Number of accumulation units outstanding at end of period           74,784
AETNA CROSSROADS VP
Value at beginning of period                                       $15.764(1)
Value at end of period                                             $16.652
Number of accumulation units outstanding at end of period           12,822
AETNA GROWTH VP
Value at beginning of period                                       $19.053(1)
Value at end of period                                             $24.094
Number of accumulation units outstanding at end of period           72,901
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $26.781(1)
Value at end of period                                             $29.443
Number of accumulation units outstanding at end of period        1,234,587
AETNA HIGH YIELD VP
Value at beginning of period                                        $9.716(1)
Value at end of period                                              $9.798
Number of accumulation units outstanding at end of period            3,126
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $20.257(1)
Value at end of period                                             $23.294
Number of accumulation units outstanding at end of period          120,481
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                       $10.927(1)
Value at end of period                                             $12.530
Number of accumulation units outstanding at end of period            6,386
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                        $8.783(1)
Value at end of period                                              $9.703
Number of accumulation units outstanding at end of period            5,603
AETNA INTERNATIONAL VP
Value at beginning of period                                       $10.489(1)
Value at end of period                                             $14.681
Number of accumulation units outstanding at end of period           19,174
AETNA LEGACY VP
Value at beginning of period                                       $14.736(1)
Value at end of period                                             $15.248
Number of accumulation units outstanding at end of period            8,034
AETNA MONEY MARKET VP
Value at beginning of period                                       $12.728(1)
Value at end of period                                             $13.069
Number of accumulation units outstanding at end of period          124,835
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $9.523(1)
Value at end of period                                              $8.443
Number of accumulation units outstanding at end of period            3,605
AETNA SMALL COMPANY VP
Value at beginning of period                                       $14.508(1)
Value at end of period                                             $17.778
Number of accumulation units outstanding at end of period           37,985
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $17.291(1)
Value at end of period                                             $19.103
Number of accumulation units outstanding at end of period           19,132

--------------------------------------------------------------------------------

                                                                    1999
                                                                   -------
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $21.071(1)
Value at end of period                                             $22.973
Number of accumulation units outstanding at end of period            3,697
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $19.424(1)
Value at end of period                                             $18.550
Number of accumulation units outstanding at end of period           37,177
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $21.107(1)
Value at end of period                                             $26.305
Number of accumulation units outstanding at end of period           73,156
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $14.446(1)
Value at end of period                                             $19.470
Number of accumulation units outstanding at end of period           11,298
FIDELITY VIP II CONTRAFUND[Reg TM] PORTFOLIO
Value at beginning of period                                       $21.293(1)
Value at end of period                                             $24.336
Number of accumulation units outstanding at end of period          111,857
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $27.048(1)
Value at end of period                                             $47.190
Number of accumulation units outstanding at end of period          130,374
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $22.177(1)
Value at end of period                                             $25.216
Number of accumulation units outstanding at end of period           42,380
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $15.629(1)
Value at end of period                                             $15.724
Number of accumulation units outstanding at end of period            8,959
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $23.195(1)
Value at end of period                                             $29.712
Number of accumulation units outstanding at end of period           45,184
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $23.206(1)
Value at end of period                                             $34.982
Number of accumulation units outstanding at end of period          158,965
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                       $14.476(1)
Value at end of period                                             $14.064
Number of accumulation units outstanding at end of period            4,217
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $10.913(1)
Value at end of period                                             $15.775
Number of accumulation units outstanding at end of period            2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $9.954(1)
Value at end of period                                             $10.108
Number of accumulation units outstanding at end of period              483
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                       $27.641(1)
Value at end of period                                             $35.899
Number of accumulation units outstanding at end of period           29,139
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                       $20.053(1)
Value at end of period                                             $28.817
Number of accumulation units outstanding at end of period          197,164
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                       $17.405(1)
Value at end of period                                             $20.770
Number of accumulation units outstanding at end of period           94,525
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                       $21.234(1)
Value at end of period                                             $31.624
Number of accumulation units outstanding at end of period           46,782
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                       $19.144(1)
Value at end of period                                             $22.181
Number of accumulation units outstanding at end of period           51,974

-----------------
 (1)  Funds were first received in this option during May 1999.

                         For Master Applications Only
--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account C prospectus dated May 1, 2000, as well as all current prospectuses for the funds available under the Contracts.

--- Please send an Account C Statement of Additional Information (Form No. SAI.01107-00) dated May 1, 2000.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                     DATE


PRO.OEA-00